                    STATEMENT OF ADDITIONAL INFORMATION FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                FORM P1154 4/00

                                  ISSUED BY:
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                       TELEPHONE NUMBER: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2010, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is April 30, 2010.

TABLE OF CONTENTS

THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-3

THE CONTRACTS........................................................................................................ B-4
   Transfer of Annuity Units......................................................................................... B-4
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-7
   Taxation of Genworth Life and Annuity Insurance Company........................................................... B-7
   IRS Required Distributions........................................................................................ B-8

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-9
   Written Notice.................................................................................................... B-9

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into the Company. The Company was the surviving entity. FHL and FCL were both stock life insurance companies operating under charter granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers. The accompanying financial information for the Company has been presented as if the mergers had been effective for all periods and were accounted for as a pooling of interests for entities under common control, as the Company, FHL and FCL were all wholly-owned subsidiaries of Genworth.

Upon consummation of the FHL and FCL mergers, the Company transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.

We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions to more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income, formerly known as Retirement Income and Institutional.

  . PROTECTION. We offer customers term and universal life insurance and Medicare supplement insurance.

  . RETIREMENT INCOME. We offer customers a variety of wealth accumulation and income distribution products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. We discontinued offering variable life on and after May 1, 2008.

We also have Corporate and Other activities, which include unallocated corporate income and expenses and the results of non-strategic products that are managed outside of our operating segments. Our non-strategic products include our institutional and corporate-owned life insurance products. Institutional products consist of funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs").

We do business in all states, except New York, the District of Columbia and Bermuda.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

THE SEPARATE ACCOUNT

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer.

Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

THE CONTRACTS

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) MINUS (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; PLUS

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; MINUS

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; MINUS

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS). This agreement may be terminated by the parties upon six months' advance written notice.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties upon six months' advance written notice.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BLACKROCK VARIABLE SERIES FUNDS, INC. This agreement may be terminated by the parties upon 60 days' advance written notice.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I. This agreement may be terminated by the parties upon 60 days' advance written notice.

DREYFUS. This agreement may be terminated by the parties upon 180 days' advance written notice.

DWS VARIABLE SERIES II. The agreement may be terminated by the parties upon three months' advance written notice.

EATON VANCE VARIABLE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

EVERGREEN VARIABLE ANNUITY TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties upon 180 days' advance written notice.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. These agreements provide for termination upon 90 days', advance notice by either party.

FRANKLIN TEMPLETON VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

GENWORTH VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon 90 days' advance written notice.

GOLDMAN SACHS VARIABLE INSURANCE TRUST. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

JANUS ASPEN SERIES. This agreement may be terminated by the parties upon six months' advance written notice.

JPMORGAN INSURANCE TRUST. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST. The agreement may be terminated by the parties upon one year advance written notice.

MFS(R) VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice.

OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

THE PRUDENTIAL SERIES FUND. This agreement may be terminated by the parties upon 60 days' advance written notice.

RYDEX VARIABLE TRUST. This agreement may be terminated by the parties on six months' advance written notice.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. This agreement may be terminated by the parties upon 180 days' advance written notice.

VAN KAMPEN LIFE INVESTMENT TRUST. This agreement may be terminated by the parties upon 180 days' advance written notice.

CALCULATION OF PERFORMANCE DATA

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the GE Investments Funds, Inc -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment Fund -- Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's or the Dreyfus Variable Investment Fund -- Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund or Dreyfus Variable Investment Fund -- Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio or will be lower than the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund or the Dreyfus Variable Investment Fund -- Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund

Current Yield: -1.56% as of December 31, 2009
Effective Yield: -1.55% as of December 31, 2009

Dreyfus Variable Investment Fund -- Money Market Portfolio

Current Yield: -1.56% as of December 31, 2009
Effective Yield: -1.55% as of December 31, 2009

PAST PERFORMANCE IS NOT A GUARANTEE OR PROJECTION OF FUTURE RESULTS.

Other Subaccounts

STANDARDIZED TOTAL RETURN. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for the Guaranteed Minimum Withdrawal Benefit for Life Rider (equal to an annual effective rate of 2.00% of the daily net assets in the Separate Account).

   (5) Standardized total return considers the charges for the Earnings Protector Death Benefit Rider Option (equal to an annualized rate of 0.30% of your Contract Value deducted on your contract anniversary).

   (6) Standardized total return considers the charge for the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value deducted on your contract anniversary).

   (7) Standardized total return does not reflect the deduction of any premium taxes.

   (8) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

TAX MATTERS

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

   The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

GENERAL PROVISIONS

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

REGULATION OF GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

EXPERTS

The consolidated financial statements and financial statement schedules of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2009 and 2008, and for each of the years in the three-year period ended December 31, 2009, and the financial statements of the Separate Account as of December 31, 2009 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our reports on the consolidated financial statements and financial statement schedules of Genworth Life and Annuity Insurance Company and subsidiaries dated April 13, 2010 refer to a change in the method of accounting for other-than-temporary impairments in 2009.

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

FINANCIAL STATEMENTS

The Statement of Additional Information contains the consolidated financial statements of the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and financial statements of the Separate Account. You should distinguish the consolidated financial statements of the Company from the financial statements of the Separate Account. Please consider the consolidated financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the consolidated financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             FINANCIAL STATEMENTS

                         YEAR ENDED DECEMBER 31, 2009

     (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2009

                                                                            PAGE
                                                                            ----
Independent Registered Public Accounting Firm's Report.....................  F-1

Statements of Assets and Liabilities.......................................  F-3

Statements of Operations................................................... F-20

Statements of Changes in Net Assets........................................ F-37

Notes to Financial Statements.............................................. F-70

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares, AIM V.I. Technology Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Thematic Growth Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II, VP Income & Growth Fund -- Class I, VP International Fund -- Class I; American Century Variable Portfolios, Inc. -- VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III Shares, BlackRock Global Allocation V.I. Fund -- Class III Shares, BlackRock Large Cap Growth V.I. Fund -- Class III Shares, BlackRock Value Opportunities V.I. Fund -- Class III Shares; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; DWS Variable Series II -- DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Strategic Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Dreyfus -- Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2; Federated Insurance Series -- Federated Capital Income Fund II, Federated Clover Value Fund II -- Primary Shares, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/ Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Bond Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund -- Service Shares, Genworth Columbia Mid Cap Value Fund -- Service Shares, Genworth Davis NY Venture Fund -- Service Shares, Genworth Eaton Vance Large Cap Value Fund -- Service Shares, Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, Genworth PIMCO StocksPLUS Fund -- Service Shares, Genworth Putnam International Capital Opportunities Fund -- Service Shares, Genworth Thornburg International Value Fund -- Service Shares; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio, JPMorgan International Equity Portfolio, JPMorgan Mid Cap Value Portfolio, JPMorgan Small Company Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1, JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Equity

Index Portfolio -- Class 1, JPMorgan Insurance Trust Government Bond Portfolio -- Class 1, JPMorgan Insurance Trust International Equity Portfolio, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1, JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Enterprise Portfolio -- Institutional Shares, Enterprise Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology Portfolio -- Service Shares, Janus Portfolio -- Institutional Shares, Janus Portfolio -- Service Shares, Overseas Portfolio -- Institutional Shares, Overseas Portfolio -- Service Shares, Research Core Portfolio -- Institutional Shares, Worldwide Portfolio -- Institutional Shares, Worldwide Portfolio -- Service Shares; Legg Mason Partners Variable Equity Trust -- Legg Mason Clearbridge Variable Aggressive Growth Portfolio -- Class II, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class I, Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II, Legg Mason ClearBridge Variable Fundamental Value Portfolio -- Class I, Legg Mason ClearBridge Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Western Asset Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Non-Service Shares, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA -- Non-Service Shares, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA -- Non-Service Shares, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA -- Non-Service Shares, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Administrative Class Shares, Total Return Portfolio -- Administrative Class Shares; Rydex Variable Trust -- NASDAQ-100(R) Fund; The Alger Portfolios -- Alger Large Cap Growth Portfolio -- Class 1-2 Shares, Alger Small Cap Growth Portfolio -- Class 1-2 Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares, SP International Growth Portfolio -- Class II Shares, SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares, Comstock Portfolio -- Class II Shares) as of December 31, 2009, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate Account 1 as of December 31, 2009, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/  KPMG LLP

Richmond, Virginia
April 6, 2010

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2009

                                                                               AIM VARIABLE INSURANCE FUNDS
                                         -----------------------------------------------------------------------------------
                                         AIM V.I.     AIM V.I.    AIM V.I.    AIM V.I.   AIM V.I.    AIM V.I.    AIM V.I.
                                           BASIC      CAPITAL      CAPITAL      CORE    GLOBAL REAL GOVERNMENT INTERNATIONAL
                                           VALUE    APPRECIATION DEVELOPMENT   EQUITY     ESTATE    SECURITIES    GROWTH
                                          FUND --     FUND --      FUND --    FUND --     FUND --    FUND --      FUND --
                           CONSOLIDATED  SERIES II    SERIES I    SERIES I    SERIES I   SERIES II   SERIES I    SERIES II
                              TOTAL       SHARES       SHARES      SHARES      SHARES     SHARES      SHARES      SHARES
                          -------------- ---------- ------------ ----------- ---------- ----------- ---------- -------------
ASSETS:
Investments at fair
 value (note 2).......... $9,440,375,786 13,222,978  12,020,461     6,059    15,176,544   396,168     2,704     68,023,133
Dividend receivable......      3,193,771         --          --        --            --        --        --             --
Receivable for units sold        597,795      2,539         383        --            --        --        --             --
                          -------------- ----------  ----------     -----    ----------   -------     -----     ----------
    Total assets.........  9,444,167,352 13,225,517  12,020,844     6,059    15,176,544   396,168     2,704     68,023,133
                          -------------- ----------  ----------     -----    ----------   -------     -----     ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        442,218        584         523        --           654        21        --          3,180
Payable for units
 withdrawn...............      3,065,667         --          --         1       123,359        32        --         53,084
                          -------------- ----------  ----------     -----    ----------   -------     -----     ----------
    Total liabilities....      3,507,885        584         523         1       124,013        53        --         56,264
                          -------------- ----------  ----------     -----    ----------   -------     -----     ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  9,191,008,598 13,224,933  12,014,860     6,058    15,052,531   325,401     2,704     65,910,362
 Variable annuity
   contract owners in
   the annuitization
   period................    227,828,386         --       5,461        --            --    70,714        --      2,056,507
 Genworth Life and
   Annuity (note 4)......     21,822,483         --          --        --            --        --        --             --
                          -------------- ----------  ----------     -----    ----------   -------     -----     ----------
    Net assets........... $9,440,659,467 13,224,933  12,020,321     6,058    15,052,531   396,115     2,704     67,966,869
                          ============== ==========  ==========     =====    ==========   =======     =====     ==========
Investments in
 securities at cost...... $9,908,360,689 18,606,342  13,358,121     7,687    15,069,420   408,206     2,843     67,153,965
                          ============== ==========  ==========     =====    ==========   =======     =====     ==========
Shares outstanding.......                 2,222,349     591,267       537       609,011    33,208       226      2,654,043
                                         ==========  ==========     =====    ==========   =======     =====     ==========

                          ---------------------
                          AIM V.I.
                          LARGE CAP  AIM V.I.
                           GROWTH   TECHNOLOGY
                           FUND --   FUND --
                          SERIES I   SERIES I
                           SHARES     SHARES
                          --------- ----------
ASSETS:
Investments at fair
 value (note 2)..........   5,742     9,888
Dividend receivable......      --        --
Receivable for units sold      --        --
                            -----     -----
    Total assets.........   5,742     9,888
                            -----     -----
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...      --        --
Payable for units
 withdrawn...............       1        --
                            -----     -----
    Total liabilities....       1        --
                            -----     -----
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   5,741     9,888
 Variable annuity
   contract owners in
   the annuitization
   period................      --        --
 Genworth Life and
   Annuity (note 4)......      --        --
                            -----     -----
    Net assets...........   5,741     9,888
                            =====     =====
Investments in
 securities at cost......   5,411     8,961
                            =====     =====
Shares outstanding.......     468       750
                            =====     =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                              AIM
                           VARIABLE
                           INSURANCE
                             FUNDS
                          (CONTINUED)                            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ----------- -----------------------------------------------------------------------------------------
                           AIM V.I.   ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                           UTILITIES   BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                            FUND --       STRATEGY           GROWTH            INCOME             VALUE            GROWTH
                           SERIES I     PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                            SHARES         CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                          ----------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS:
Investments at fair
 value (note 2)..........   $2,743       25,473,023         6,576,986        68,946,685         87,548,369       16,774,949
Dividend receivable......       --               --                --                --                 --               --
Receivable for units sold       --               --                47                --                 --               --
                            ------       ----------         ---------        ----------        -----------       ----------
    Total assets.........    2,743       25,473,023         6,577,033        68,946,685         87,548,369       16,774,949
                            ------       ----------         ---------        ----------        -----------       ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       --            1,239               279             2,982              4,120              735
Payable for units
 withdrawn...............        1           11,373                --            10,617             21,723            9,831
                            ------       ----------         ---------        ----------        -----------       ----------
    Total liabilities....        1           12,612               279            13,599             25,843           10,566
                            ------       ----------         ---------        ----------        -----------       ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    2,742       23,294,344         6,576,754        68,700,141         84,775,091       16,764,383
 Variable annuity
   contract owners in
   the annuitization
   period................       --        2,166,067                --           232,945          2,747,435               --
 Genworth Life and
   Annuity (note 4)......       --               --                --                --                 --               --
                            ------       ----------         ---------        ----------        -----------       ----------
    Net assets...........   $2,742       25,460,411         6,576,754        68,933,086         87,522,526       16,764,383
                            ======       ==========         =========        ==========        ===========       ==========
Investments in
 securities at cost......   $3,565       25,204,310         5,814,593        90,928,336        100,053,846       15,750,708
                            ======       ==========         =========        ==========        ===========       ==========
Shares outstanding.......      189        2,407,658           402,508         4,572,061          6,021,208          678,598
                            ======       ==========         =========        ==========        ===========       ==========



                                                 AMERICAN CENTURY VARIABLE
                                                    PORTFOLIOS II, INC.
                          ------------------------------------------------------
                          ALLIANCEBERNSTEIN
                              SMALL CAP     VP INFLATION VP INCOME      VP
                               GROWTH        PROTECTION  & GROWTH  INTERNATIONAL
                            PORTFOLIO --      FUND --     FUND --     FUND --
                               CLASS B        CLASS II    CLASS I     CLASS I
                          ----------------- ------------ --------- -------------
ASSETS:
Investments at fair
 value (note 2)..........     5,719,367     128,566,430   150,244    2,038,077
Dividend receivable......            --         308,144        --           --
Receivable for units sold       128,555              --        --           --
                              ---------     -----------   -------    ---------
    Total assets.........     5,847,922     128,874,574   150,244    2,038,077
                              ---------     -----------   -------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           244           6,193         7          103
Payable for units
 withdrawn...............            --          16,017         1           34
                              ---------     -----------   -------    ---------
    Total liabilities....           244          22,210         8          137
                              ---------     -----------   -------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................     5,847,678     123,185,263   150,236    1,722,089
 Variable annuity
   contract owners in
   the annuitization
   period................            --       5,667,101        --      315,851
 Genworth Life and
   Annuity (note 4)......            --              --        --           --
                              ---------     -----------   -------    ---------
    Net assets...........     5,847,678     128,852,364   150,236    2,037,940
                              =========     ===========   =======    =========
Investments in
 securities at cost......     5,537,583     120,293,865   170,966    2,248,935
                              =========     ===========   =======    =========
Shares outstanding.......       490,091      11,981,960    27,926      263,658
                              =========     ===========   =======    =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                            AMERICAN CENTURY
                                VARIABLE
                            PORTFOLIOS, INC.            BLACKROCK VARIABLE SERIES FUNDS, INC.
                          -------------------- -------------------------------------------------------

                                                                 BLACKROCK    BLACKROCK    BLACKROCK
                                                  BLACKROCK        GLOBAL     LARGE CAP      VALUE
                                               BASIC VALUE V.I.  ALLOCATION  GROWTH V.I. OPPORTUNITIES
                          VP ULTRA(R) VP VALUE     FUND --       V.I. FUND     FUND --   V.I. FUND --
                            FUND --   FUND --     CLASS III     -- CLASS III  CLASS III    CLASS III
                            CLASS I   CLASS I       SHARES         SHARES      SHARES       SHARES
                          ----------- -------- ---------------- ------------ ----------- -------------
ASSETS:
Investments at fair
 value (note 2)..........   $68,246   197,498     10,721,006    466,802,136   3,034,300    5,196,452
Dividend receivable......        --        --             --             --          --           --
Receivable for units sold        --        --             --         34,871          58           --
                            -------   -------     ----------    -----------   ---------    ---------
    Total assets.........    68,246   197,498     10,721,006    466,837,007   3,034,358    5,196,452
                            -------   -------     ----------    -----------   ---------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         3         8            481         24,134         131          234
Payable for units
 withdrawn...............         2         1         15,362             --          --           60
                            -------   -------     ----------    -----------   ---------    ---------
    Total liabilities....         5         9         15,843         24,134         131          294
                            -------   -------     ----------    -----------   ---------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    68,241   197,489     10,705,163    439,002,305   3,034,227    5,196,158
 Variable annuity
   contract owners in
   the annuitization
   period................        --        --             --     27,810,568          --           --
 Genworth Life and
   Annuity (note 4)......        --        --             --             --          --           --
                            -------   -------     ----------    -----------   ---------    ---------
    Net assets...........   $68,241   197,489     10,705,163    466,812,873   3,034,227    5,196,158
                            =======   =======     ==========    ===========   =========    =========
Investments in
 securities at cost......   $72,377   257,082     12,551,900    464,846,349   3,216,599    7,458,318
                            =======   =======     ==========    ===========   =========    =========
Shares outstanding.......     8,405    37,405      1,001,028     34,784,064     321,771      457,837
                            =======   =======     ==========    ===========   =========    =========

                            COLUMBIA FUNDS VARIABLE
                               INSURANCE TRUST I      DWS VARIABLE SERIES II
                          --------------------------- -----------------------
                                          COLUMBIA
                            COLUMBIA      MARSICO     DWS DREMAN
                            MARSICO    INTERNATIONAL  SMALL MID      DWS
                          GROWTH FUND, OPPORTUNITIES  CAP VALUE   STRATEGIC
                            VARIABLE   FUND, VARIABLE   VIP --   VALUE VIP --
                           SERIES --     SERIES --     CLASS B     CLASS B
                            CLASS A       CLASS B       SHARES      SHARES
                          ------------ -------------- ---------- ------------
ASSETS:
Investments at fair
 value (note 2)..........  36,306,284    78,359,850     72,710      80,893
Dividend receivable......          --            --         --          --
Receivable for units sold       3,160            --         --          --
                           ----------    ----------    -------     -------
    Total assets.........  36,309,444    78,359,850     72,710      80,893
                           ----------    ----------    -------     -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       1,579         3,581          3           4
Payable for units
 withdrawn...............          --         6,559         --          --
                           ----------    ----------    -------     -------
    Total liabilities....       1,579        10,140          3           4
                           ----------    ----------    -------     -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  36,307,865    76,982,149     72,707      80,889
 Variable annuity
   contract owners in
   the annuitization
   period................          --     1,367,561         --          --
 Genworth Life and
   Annuity (note 4)......          --            --         --          --
                           ----------    ----------    -------     -------
    Net assets...........  36,307,865    78,349,710     72,707      80,889
                           ==========    ==========    =======     =======
Investments in
 securities at cost......  36,720,020    91,199,328    103,509     119,544
                           ==========    ==========    =======     =======
Shares outstanding.......   2,147,030     5,537,799      7,249      10,961
                           ==========    ==========    =======     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                              DWS
                           VARIABLE                                                                               EVERGREEN
                           SERIES II                                                                              VARIABLE
                          (CONTINUED)                  DREYFUS                    EATON VANCE VARIABLE TRUST    ANNUITY TRUST
                          ----------- ----------------------------------------- ------------------------------ ---------------
                                                                   THE DREYFUS
                                         DREYFUS       DREYFUS      SOCIALLY
                              DWS       INVESTMENT     VARIABLE    RESPONSIBLE
                          TECHNOLOGY    PORTFOLIOS    INVESTMENT     GROWTH
                            VIP --     MIDCAP STOCK    FUND --    FUND, INC. --                  VT WORLDWIDE     EVERGREEN
                            CLASS B    PORTFOLIO --  MONEY MARKET    INITIAL    VT FLOATING-RATE    HEALTH        VA OMEGA
                            SHARES    INITIAL SHARES  PORTFOLIO      SHARES       INCOME FUND    SCIENCES FUND FUND -- CLASS 2
                          ----------- -------------- ------------ ------------- ---------------- ------------- ---------------
ASSETS:
Investments at fair
 value (note 2)..........   $10,058       85,942       473,403      3,652,084      62,150,108      8,227,228      7,062,345
Dividend receivable......        --           --            --             --         237,350             --             --
Receivable for units sold        --           --            --             --              --             --             --
                            -------      -------       -------      ---------      ----------      ---------      ---------
    Total assets.........    10,058       85,942       473,403      3,652,084      62,387,458      8,227,228      7,062,345
                            -------      -------       -------      ---------      ----------      ---------      ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        --            4           119            154           2,834            346            308
Payable for units
 withdrawn...............         1           --             1          9,684          15,345          1,155             67
                            -------      -------       -------      ---------      ----------      ---------      ---------
    Total liabilities....         1            4           120          9,838          18,179          1,501            375
                            -------      -------       -------      ---------      ----------      ---------      ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    10,057       85,938       473,283      3,642,246      60,923,012      8,224,164      7,061,970
 Variable annuity
   contract owners in
   the annuitization
   period................        --           --            --             --       1,446,267          1,563             --
 Genworth Life and
   Annuity (note 4)......        --           --            --             --              --             --             --
                            -------      -------       -------      ---------      ----------      ---------      ---------
    Net assets...........   $10,057       85,938       473,283      3,642,246      62,369,279      8,225,727      7,061,970
                            =======      =======       =======      =========      ==========      =========      =========
Investments in
 securities at cost......   $ 9,747      122,675       473,314      3,958,747      59,240,340      8,380,880      6,558,002
                            =======      =======       =======      =========      ==========      =========      =========
Shares outstanding.......     1,115        8,216       473,403        139,074       6,867,415        801,093        349,794
                            =======      =======       =======      =========      ==========      =========      =========



                               FEDERATED INSURANCE SERIES
                          ------------------------------------

                                     FEDERATED
                                       CLOVER   FEDERATED HIGH
                          FEDERATED    VALUE     INCOME BOND
                           CAPITAL   FUND II --   FUND II --
                           INCOME     PRIMARY      PRIMARY
                           FUND II     SHARES       SHARES
                          ---------- ---------- --------------
ASSETS:
Investments at fair
 value (note 2)..........  9,640,326 13,862,482   26,828,674
Dividend receivable......         --         --           --
Receivable for units sold         --         --           --
                          ---------- ----------   ----------
    Total assets.........  9,640,326 13,862,482   26,828,674
                          ---------- ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        381        556        1,075
Payable for units
 withdrawn...............        216         63        2,778
                          ---------- ----------   ----------
    Total liabilities....        597        619        3,853
                          ---------- ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  9,637,350 13,861,863   26,824,821
 Variable annuity
   contract owners in
   the annuitization
   period................      2,379         --           --
 Genworth Life and
   Annuity (note 4)......         --         --           --
                          ---------- ----------   ----------
    Net assets...........  9,639,729 13,861,863   26,824,821
                          ========== ==========   ==========
Investments in
 securities at cost...... 10,042,688 23,764,517   25,527,391
                          ========== ==========   ==========
Shares outstanding.......  1,111,918  1,530,075    4,022,290
                          ========== ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                           FEDERATED INSURANCE SERIES
                                   (CONTINUED)
                          ----------------------------- -------------------------

                                                         VIP ASSET    VIP ASSET
                          FEDERATED HIGH   FEDERATED    MANAGER/SM/  MANAGER/SM/
                           INCOME BOND      KAUFMANN    PORTFOLIO -- PORTFOLIO --
                            FUND II --     FUND II --     INITIAL      SERVICE
                          SERVICE SHARES SERVICE SHARES    CLASS       CLASS 2
                          -------------- -------------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........  $33,941,969     56,128,917    75,523,119   19,272,249
Dividend receivable......           --             --            --           --
Receivable for units sold           --             --            --           --
                           -----------     ----------    ----------   ----------
    Total assets.........   33,941,969     56,128,917    75,523,119   19,272,249
                           -----------     ----------    ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        1,441          2,553         2,574          983
Payable for units
 withdrawn...............        4,336         11,816        23,351       11,282
                           -----------     ----------    ----------   ----------
    Total liabilities....        5,777         14,369        25,925       12,265
                           -----------     ----------    ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   33,936,192     54,738,255    75,451,774   19,162,803
 Variable annuity
   contract owners in
   the annuitization
   period................           --      1,376,293        45,420       97,181
 Genworth Life and
   Annuity (note 4)......           --             --            --           --
                           -----------     ----------    ----------   ----------
    Net assets...........  $33,936,192     56,114,548    75,497,194   19,259,984
                           ===========     ==========    ==========   ==========
Investments in
 securities at cost......  $31,184,375     53,663,067    84,289,929   20,697,760
                           ===========     ==========    ==========   ==========
Shares outstanding.......    5,104,055      4,486,724     5,809,471    1,506,822
                           ===========     ==========    ==========   ==========

                                FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ---------------------------------------------------------------------------------
                                                                   VIP DYNAMIC
                              VIP                         VIP        CAPITAL                  VIP EQUITY-
                            BALANCED        VIP      CONTRAFUND(R) APPRECIATION  VIP EQUITY-     INCOME
                          PORTFOLIO -- CONTRAFUND(R) PORTFOLIO --  PORTFOLIO --    INCOME     PORTFOLIO --
                            SERVICE    PORTFOLIO --     SERVICE      SERVICE    PORTFOLIO --    SERVICE
                            CLASS 2    INITIAL CLASS    CLASS 2      CLASS 2    INITIAL CLASS   CLASS 2
                          ------------ ------------- ------------- ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2)..........  65,572,158   154,049,449   139,172,341   2,427,520    124,115,276   72,562,420
Dividend receivable......          --            --            --          --             --           --
Receivable for units sold          --            --            --          --             --           --
                           ----------   -----------   -----------   ---------    -----------   ----------
    Total assets.........  65,572,158   154,049,449   139,172,341   2,427,520    124,115,276   72,562,420
                           ----------   -----------   -----------   ---------    -----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       3,529         6,144         5,973         104          4,800        3,158
Payable for units
 withdrawn...............      16,292        16,118         5,582         347         12,637        4,593
                           ----------   -----------   -----------   ---------    -----------   ----------
    Total liabilities....      19,821        22,262        11,555         451         17,437        7,751
                           ----------   -----------   -----------   ---------    -----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  61,883,768   153,922,999   138,971,431   2,427,069    123,984,543   72,406,379
 Variable annuity
   contract owners in
   the annuitization
   period................   3,668,569       104,188       189,355          --        113,296      148,290
 Genworth Life and
   Annuity (note 4)......          --            --            --          --             --           --
                           ----------   -----------   -----------   ---------    -----------   ----------
    Net assets...........  65,552,337   154,027,187   139,160,786   2,427,069    124,097,839   72,554,669
                           ==========   ===========   ===========   =========    ===========   ==========
Investments in
 securities at cost......  65,562,484   184,488,639   168,918,999   2,618,284    160,628,815   92,237,520
                           ==========   ===========   ===========   =========    ===========   ==========
Shares outstanding.......   4,952,580     7,470,875     6,859,159     343,841      7,383,419    4,379,144
                           ==========   ===========   ===========   =========    ===========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009


                          -------------------------
                              VIP          VIP
                            GROWTH &     GROWTH &
                             INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE
                             CLASS       CLASS 2
                          ------------ ------------
ASSETS:
Investments at fair
 value (note 2).......... $27,468,786   16,710,640
Dividend receivable......          --           --
Receivable for units sold          --          938
                          -----------   ----------
    Total assets.........  27,468,786   16,711,578
                          -----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       1,115          718
Payable for units
 withdrawn...............       9,742           --
                          -----------   ----------
    Total liabilities....      10,857          718
                          -----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  27,454,078   16,710,860
 Variable annuity
   contract owners in
   the annuitization
   period................       3,851           --
 Genworth Life and
   Annuity (note 4)......          --           --
                          -----------   ----------
    Net assets........... $27,457,929   16,710,860
                          ===========   ==========
Investments in
 securities at cost...... $33,010,387   19,197,752
                          ===========   ==========
Shares outstanding.......   2,481,372    1,533,086
                          ===========   ==========

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ---------------------------------------------------------------------------------------------------------
                                                                      VIP
                               VIP          VIP          VIP       INVESTMENT      VIP          VIP          VIP
                             GROWTH        GROWTH       GROWTH     GRADE BOND    MID CAP      MID CAP      OVERSEAS
                          OPPORTUNITIES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          PORTFOLIO --    INITIAL      SERVICE      SERVICE      INITIAL      SERVICE      INITIAL
                          INITIAL CLASS    CLASS       CLASS 2      CLASS 2       CLASS       CLASS 2       CLASS
                          ------------- ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........   9,553,524    68,509,514   26,228,235   13,612,205     30,680    127,009,620   33,425,937
Dividend receivable......          --            --           --           --         --             --           --
Receivable for units sold          --            --           --           --         --             --           --
                           ----------    ----------   ----------   ----------     ------    -----------   ----------
    Total assets.........   9,553,524    68,509,514   26,228,235   13,612,205     30,680    127,009,620   33,425,937
                           ----------    ----------   ----------   ----------     ------    -----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         384         2,599        1,151          591          1          5,404        1,256
Payable for units
 withdrawn...............         517        23,173      107,918        1,176         --         18,205          750
                           ----------    ----------   ----------   ----------     ------    -----------   ----------
    Total liabilities....         901        25,772      109,069        1,767          1         23,609        2,006
                           ----------    ----------   ----------   ----------     ------    -----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   9,532,158    68,462,345   26,119,166   13,602,749     30,679    126,977,028   33,383,371
 Variable annuity
   contract owners in
   the annuitization
   period................      20,465        21,397           --        7,689         --          8,983       40,560
 Genworth Life and
   Annuity (note 4)......          --            --           --           --         --             --           --
                           ----------    ----------   ----------   ----------     ------    -----------   ----------
    Net assets...........   9,552,623    68,483,742   26,119,166   13,610,438     30,679    126,986,011   33,423,931
                           ==========    ==========   ==========   ==========     ======    ===========   ==========
Investments in
 securities at cost......  10,799,529    78,840,670   28,806,488   13,263,688     31,563    137,118,641   38,477,724
                           ==========    ==========   ==========   ==========     ======    ===========   ==========
Shares outstanding.......     658,410     2,280,610      881,621    1,110,294      1,201      5,060,144    2,220,992
                           ==========    ==========   ==========   ==========     ======    ===========   ==========

                          -------------

                           VIP VALUE
                           STRATEGIES
                          PORTFOLIO --
                            SERVICE
                            CLASS 2
                          ------------
ASSETS:
Investments at fair
 value (note 2)..........  4,067,462
Dividend receivable......         --
Receivable for units sold         --
                           ---------
    Total assets.........  4,067,462
                           ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        175
Payable for units
 withdrawn...............         77
                           ---------
    Total liabilities....        252
                           ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  4,067,210
 Variable annuity
   contract owners in
   the annuitization
   period................         --
 Genworth Life and
   Annuity (note 4)......         --
                           ---------
    Net assets...........  4,067,210
                           =========
Investments in
 securities at cost......  4,275,908
                           =========
Shares outstanding.......    523,483
                           =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009


                                                         FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          -------------------------------------------------------------------------------------------------------
                                           FRANKLIN                                                         TEMPLETON  TEMPLETON
                                          LARGE CAP                                   TEMPLETON  TEMPLETON    GLOBAL     GLOBAL
                                            GROWTH   FRANKLIN TEMPLETON MUTUAL SHARES  FOREIGN    FOREIGN     ASSET       BOND
                          FRANKLIN INCOME SECURITIES    VIP FOUNDING     SECURITIES   SECURITIES SECURITIES ALLOCATION SECURITIES
                            SECURITIES     FUND --    FUNDS ALLOCATION     FUND --     FUND --    FUND --    FUND --    FUND --
                              FUND --      CLASS 2        FUND --          CLASS 2     CLASS 1    CLASS 2    CLASS 2    CLASS 1
                          CLASS 2 SHARES    SHARES     CLASS 2 SHARES      SHARES       SHARES     SHARES     SHARES     SHARES
                          --------------- ---------- ------------------ ------------- ---------- ---------- ---------- ----------
ASSETS:
Investments at fair
 value (note 2)..........  $697,514,030    404,929      128,225,545      86,610,515   11,848,589 2,339,750    97,795   10,476,031
Dividend receivable......            --         --               --              --           --        --        --           --
Receivable for units sold            --         --               --              --           --        --        --       13,902
                           ------------    -------      -----------      ----------   ---------- ---------   -------   ----------
    Total assets.........   697,514,030    404,929      128,225,545      86,610,515   11,848,589 2,339,750    97,795   10,489,933
                           ------------    -------      -----------      ----------   ---------- ---------   -------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        38,328         17            6,735           4,117          476       115         4          388
Payable for units
 withdrawn...............       183,758         --           12,802          20,998        1,289       134        --           --
                           ------------    -------      -----------      ----------   ---------- ---------   -------   ----------
    Total liabilities....       222,086         17           19,537          25,115        1,765       249         4          388
                           ------------    -------      -----------      ----------   ---------- ---------   -------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   662,507,899    404,912      115,728,594      83,171,555   11,846,824 2,021,052    97,791   10,472,281
 Variable annuity
   contract owners in
   the annuitization
   period................    34,784,045         --       12,477,414       3,413,845           --   318,449        --       17,264
 Genworth Life and
   Annuity (note 4)......            --         --               --              --           --        --        --           --
                           ------------    -------      -----------      ----------   ---------- ---------   -------   ----------
    Net assets...........  $697,291,944    404,912      128,206,008      86,585,400   11,846,824 2,339,501    97,791   10,489,545
                           ============    =======      ===========      ==========   ========== =========   =======   ==========
Investments in
 securities at cost......  $758,936,303    482,536      142,623,743      79,202,188   12,660,665 2,631,456   163,562    9,661,257
                           ============    =======      ===========      ==========   ========== =========   =======   ==========
Shares outstanding.......    49,399,011     30,151       17,958,760       5,940,365      866,125   173,959    10,676      591,198
                           ============    =======      ===========      ==========   ========== =========   =======   ==========

                                     GE INVESTMENTS
                                      FUNDS, INC.
                          -------------------------

                          TEMPLETON
                            GROWTH
                          SECURITIES
                           FUND --     CORE VALUE
                           CLASS 2   EQUITY FUND --
                            SHARES   CLASS 1 SHARES
                          ---------- --------------
ASSETS:
Investments at fair
 value (note 2).......... 14,636,508   19,330,925
Dividend receivable......         --           --
Receivable for units sold        266        1,890
                          ----------   ----------
    Total assets......... 14,636,774   19,332,815
                          ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        635          832
Payable for units
 withdrawn...............         --           --
                          ----------   ----------
    Total liabilities....        635          832
                          ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 14,424,060   19,331,983
 Variable annuity
   contract owners in
   the annuitization
   period................    212,079           --
 Genworth Life and
   Annuity (note 4)......         --           --
                          ----------   ----------
    Net assets........... 14,636,139   19,331,983
                          ==========   ==========
Investments in
 securities at cost...... 17,343,316   21,737,198
                          ==========   ==========
Shares outstanding.......  1,407,357    2,404,344
                          ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                      GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          --------------------------------------------------------------------------------------------------
                                      INTERNATIONAL  MID-CAP                              REAL ESTATE             SMALL-CAP
                            INCOME       EQUITY      EQUITY                               SECURITIES               EQUITY
                            FUND --      FUND --     FUND --     MONEY     PREMIER GROWTH   FUND --                FUND --
                            CLASS 1      CLASS 1     CLASS 1     MARKET    EQUITY FUND --   CLASS 1   S&P 500(R)   CLASS 1
                            SHARES       SHARES      SHARES       FUND     CLASS 1 SHARES   SHARES    INDEX FUND   SHARES
                          ----------- ------------- ---------- ----------- -------------- ----------- ----------- ----------
ASSETS:
Investments at fair
 value (note 2).......... $53,862,236  16,527,253   83,458,447 266,610,606   43,185,179   60,940,109  189,053,834 48,764,686
Dividend receivable......          --          --           --          --           --           --           --         --
Receivable for units sold          --       3,170           --     158,006        1,271           --           --         --
                          -----------  ----------   ---------- -----------   ----------   ----------  ----------- ----------
    Total assets.........  53,862,236  16,530,423   83,458,447 266,768,612   43,186,450   60,940,109  189,053,834 48,764,686
                          -----------  ----------   ---------- -----------   ----------   ----------  ----------- ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       2,228         656        3,523      11,415        1,826        2,650        7,835      2,104
Payable for units
 withdrawn...............       7,336          --       16,076      88,404           --       27,953      137,644      8,803
                          -----------  ----------   ---------- -----------   ----------   ----------  ----------- ----------
    Total liabilities....       9,564         656       19,599      99,819        1,826       30,603      145,479     10,907
                          -----------  ----------   ---------- -----------   ----------   ----------  ----------- ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  53,852,672  16,529,767   83,397,267 266,602,592   43,107,412   60,220,249  188,885,143 48,753,779
 Variable annuity
   contract owners in
   the annuitization
   period................          --          --       41,581      66,201       77,212      689,257       23,212         --
 Genworth Life and
   Annuity (note 4)......          --          --           --          --           --           --           --         --
                          -----------  ----------   ---------- -----------   ----------   ----------  ----------- ----------
    Net assets........... $53,852,672  16,529,767   83,438,848 266,668,793   43,184,624   60,909,506  188,908,355 48,753,779
                          ===========  ==========   ========== ===========   ==========   ==========  =========== ==========
Investments in
 securities at cost...... $59,817,757  31,252,401   93,424,591 266,610,606   45,463,130   78,456,788  202,215,195 59,490,929
                          ===========  ==========   ========== ===========   ==========   ==========  =========== ==========
Shares outstanding.......   5,071,774  33,729,088    5,631,474 266,610,606      671,620    7,246,149    9,538,539  4,981,071
                          ===========  ==========   ========== ===========   ==========   ==========  =========== ==========

                          ----------------------------

                          TOTAL RETURN  TOTAL RETURN
                            FUND --       FUND --
                            CLASS 1       CLASS 3
                             SHARES        SHARES
                          ------------- -------------
ASSETS:
Investments at fair
 value (note 2).......... 1,107,742,259 1,159,995,159
Dividend receivable......            --            --
Receivable for units sold            --       145,374
                          ------------- -------------
    Total assets......... 1,107,742,259 1,160,140,533
                          ------------- -------------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        52,194        62,841
Payable for units
 withdrawn...............       950,986            --
                          ------------- -------------
    Total liabilities....     1,003,180        62,841
                          ------------- -------------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 1,105,238,111 1,098,151,998
 Variable annuity
   contract owners in
   the annuitization
   period................     1,500,968    61,925,694
 Genworth Life and
   Annuity (note 4)......            --            --
                          ------------- -------------
    Net assets........... 1,106,739,079 1,160,077,692
                          ============= =============
Investments in
 securities at cost...... 1,172,852,061 1,277,226,406
                          ============= =============
Shares outstanding.......    72,973,798    76,567,337
                          ============= =============

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                          GE INVESTMENTS
                           FUNDS, INC.
                           (CONTINUED)                                        GENWORTH VARIABLE INSURANCE TRUST
                          -------------- -------------------------------------------------------------------------------
                                                                        GENWORTH     GENWORTH     GENWORTH
                                                    GENWORTH              EATON       GOLDMAN    LEGG MASON
                                         GENWORTH   COLUMBIA  GENWORTH    VANCE        SACHS     CLEARBRIDGE  GENWORTH
                                         CALAMOS    MID CAP   DAVIS NY  LARGE CAP    ENHANCED    AGGRESSIVE    PIMCO
                           U.S. EQUITY    GROWTH     VALUE    VENTURE     VALUE      CORE BOND     GROWTH    STOCKSPLUS
                             FUND --     FUND --    FUND --   FUND --    FUND --   INDEX FUND --   FUND --    FUND --
                             CLASS 1     SERVICE    SERVICE   SERVICE    SERVICE      SERVICE      SERVICE    SERVICE
                              SHARES      SHARES     SHARES    SHARES    SHARES       SHARES       SHARES      SHARES
                          -------------- --------- ---------- --------- ---------- ------------- ----------- -----------
ASSETS:
Investments at fair
 value (note 2)..........  $36,995,144   7,550,649 28,429,398 7,530,809 70,516,340  69,964,739   84,241,617  108,567,010
Dividend receivable......           --          --         --        --         --          --           --           --
Receivable for units sold           --          --         --        --         --          --           --           --
                           -----------   --------- ---------- --------- ----------  ----------   ----------  -----------
    Total assets.........   36,995,144   7,550,649 28,429,398 7,530,809 70,516,340  69,964,739   84,241,617  108,567,010
                           -----------   --------- ---------- --------- ----------  ----------   ----------  -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        1,568         112      1,277       200      3,332       3,398        4,010        5,334
Payable for units
 withdrawn...............       10,481         882     10,738       413      8,431       9,727       43,009       24,970
                           -----------   --------- ---------- --------- ----------  ----------   ----------  -----------
    Total liabilities....       12,049         994     12,015       613     11,763      13,125       47,019       30,304
                           -----------   --------- ---------- --------- ----------  ----------   ----------  -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   36,979,119   2,680,155 24,359,585 4,711,466 64,428,736  66,596,306   77,109,168  103,097,384
 Variable annuity
   contract owners in
   the annuitization
   period................        3,976          --  1,373,401        --  3,387,419   3,355,308    4,150,544    5,439,322
 Genworth Life and
   Annuity (note 4)......           --   4,869,500  2,684,397 2,818,730  2,688,422          --    2,934,886           --
                           -----------   --------- ---------- --------- ----------  ----------   ----------  -----------
    Net assets...........  $36,983,095   7,549,655 28,417,383 7,530,196 70,504,577  69,951,614   84,194,598  108,536,706
                           ===========   ========= ========== ========= ==========  ==========   ==========  ===========
Investments in
 securities at cost......  $40,500,066   7,119,286 23,520,261 6,846,652 60,573,482  68,088,210   64,503,859   96,343,424
                           ===========   ========= ========== ========= ==========  ==========   ==========  ===========
Shares outstanding.......    1,265,657     775,300  3,215,959   805,296  7,992,150   6,369,986    8,462,497   12,665,750
                           ===========   ========= ========== ========= ==========  ==========   ==========  ===========



                          ----------------------------
                            GENWORTH
                             PUTNAM       GENWORTH
                          INTERNATIONAL   THORNBURG
                             CAPITAL    INTERNATIONAL
                          OPPORTUNITIES     VALUE
                             FUND --       FUND --
                             SERVICE       SERVICE
                             SHARES        SHARES
                          ------------- -------------
ASSETS:
Investments at fair
 value (note 2)..........  34,645,337    30,189,931
Dividend receivable......          --            --
Receivable for units sold          --            --
                           ----------    ----------
    Total assets.........  34,645,337    30,189,931
                           ----------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       1,507         1,338
Payable for units
 withdrawn...............       5,742         3,817
                           ----------    ----------
    Total liabilities....       7,249         5,155
                           ----------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  30,176,301    26,107,124
 Variable annuity
   contract owners in
   the annuitization
   period................   1,358,114     1,354,777
 Genworth Life and
   Annuity (note 4)......   3,103,673     2,722,875
                           ----------    ----------
    Net assets...........  34,638,088    30,184,776
                           ==========    ==========
Investments in
 securities at cost......  28,935,283    24,082,887
                           ==========    ==========
Shares outstanding.......   3,708,160     3,080,637
                           ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                          GOLDMAN SACHS VARIABLE
                             INSURANCE TRUST                  J.P. MORGAN SERIES TRUST II
                          ---------------------- -----------------------------------------------------


                                                                                             JPMORGAN
                           GOLDMAN     GOLDMAN                                                 U.S.
                            SACHS       SACHS                JPMORGAN    JPMORGAN  JPMORGAN  LARGE CAP
                          GROWTH AND   MID CAP   JPMORGAN  INTERNATIONAL  MID CAP    SMALL     CORE
                            INCOME      VALUE      BOND       EQUITY       VALUE    COMPANY   EQUITY
                             FUND       FUND     PORTFOLIO   PORTFOLIO   PORTFOLIO PORTFOLIO PORTFOLIO
                          ----------- ---------- --------- ------------- --------- --------- ---------
ASSETS:
Investments at fair
 value (note 2).......... $13,794,371 67,230,045    --          --          --        --        --
Dividend receivable......          --         --    --          --          --        --        --
Receivable for units sold          --         --    --          --          --        --        --
                          ----------- ----------    --          --          --        --        --
    Total assets.........  13,794,371 67,230,045    --          --          --        --        --
                          ----------- ----------    --          --          --        --        --
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         562      2,777    --          --          --        --        --
Payable for units
 withdrawn...............       1,201      4,368    --          --          --        --        --
                          ----------- ----------    --          --          --        --        --
    Total liabilities....       1,763      7,145    --          --          --        --        --
                          ----------- ----------    --          --          --        --        --
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  13,792,608 67,177,911    --          --          --        --        --
 Variable annuity
   contract owners in
   the annuitization
   period................          --     44,989    --          --          --        --        --
 Genworth Life and
   Annuity (note 4)......          --         --    --          --          --        --        --
                          ----------- ----------    --          --          --        --        --
    Net assets........... $13,792,608 67,222,900    --          --          --        --        --
                          =========== ==========    ==          ==          ==        ==        ==
Investments in
 securities at cost...... $16,889,976 81,664,869    --          --          --        --        --
                          =========== ==========    ==          ==          ==        ==        ==
Shares outstanding.......   1,486,462  5,923,352    --          --          --        --        --
                          =========== ==========    ==          ==          ==        ==        ==

                                 JPMORGAN INSURANCE TRUST
                          --------------------------------------
                                                      JPMORGAN
                                                     INSURANCE
                            JPMORGAN     JPMORGAN      TRUST
                           INSURANCE    INSURANCE   DIVERSIFIED
                             TRUST      TRUST CORE    MID CAP
                            BALANCED       BOND        GROWTH
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........   117,024     3,852,220     351,059
Dividend receivable......        --            --          --
Receivable for units sold        --           668          --
                            -------     ---------     -------
    Total assets.........   117,024     3,852,888     351,059
                            -------     ---------     -------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         5           178          19
Payable for units
 withdrawn...............        --            --         135
                            -------     ---------     -------
    Total liabilities....         5           178         154
                            -------     ---------     -------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   117,019     3,504,332     279,222
 Variable annuity
   contract owners in
   the annuitization
   period................        --       348,378      71,683
 Genworth Life and
   Annuity (note 4)......        --            --          --
                            -------     ---------     -------
    Net assets...........   117,019     3,852,710     350,905
                            =======     =========     =======
Investments in
 securities at cost......   100,184     3,693,940     282,704
                            =======     =========     =======
Shares outstanding.......     9,530       350,520      26,082
                            =======     =========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                          -------------------------------------------------------------------------------------------
                            JPMORGAN     JPMORGAN                   JPMORGAN     JPMORGAN                  JPMORGAN
                           INSURANCE    INSURANCE     JPMORGAN     INSURANCE    INSURANCE     JPMORGAN    INSURANCE
                             TRUST        TRUST       INSURANCE      TRUST        TRUST      INSURANCE      TRUST
                             EQUITY     GOVERNMENT      TRUST       INTREPID     INTREPID    TRUST MID    SMALL CAP
                             INDEX         BOND     INTERNATIONAL    GROWTH      MID CAP     CAP VALUE       CORE
                          PORTFOLIO -- PORTFOLIO --    EQUITY     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1      PORTFOLIO     CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------ ------------- ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........   $770,187        --         103,375      894,826      352,339      150,109       19,179
Dividend receivable......         --        --              --           --           --           --            5
Receivable for units sold         --        --              --           --           --           --           --
                            --------        --         -------      -------      -------      -------       ------
    Total assets.........    770,187        --         103,375      894,826      352,339      150,109       19,184
                            --------        --         -------      -------      -------      -------       ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         40        --               6           48           19            7            1
Payable for units
 withdrawn...............         32        --               1          153          105           --           --
                            --------        --         -------      -------      -------      -------       ------
    Total liabilities....         72        --               7          201          124            7            1
                            --------        --         -------      -------      -------      -------       ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    629,039        --         103,368      717,133      280,847      150,102       19,183
 Variable annuity
   contract owners in
   the annuitization
   period................    141,076        --              --      177,492       71,368           --           --
 Genworth Life and
   Annuity (note 4)......         --        --              --           --           --           --           --
                            --------        --         -------      -------      -------      -------       ------
    Net assets...........   $770,115        --         103,368      894,625      352,215      150,102       19,183
                            ========        ==         =======      =======      =======      =======       ======
Investments in
 securities at cost......   $757,024        --          81,197      896,835      361,879      118,789       15,126
                            ========        ==         =======      =======      =======      =======       ======
Shares outstanding.......     78,994        --          10,836       68,151       26,632       26,949        1,631
                            ========        ==         =======      =======      =======      =======       ======

                                           JANUS ASPEN SERIES
                          ---------------------------------------

                            JPMORGAN
                           INSURANCE
                           TRUST U.S.    BALANCED      BALANCED
                             EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO -- INSTITUTIONAL   SERVICE
                            CLASS 1       SHARES        SHARES
                          ------------ ------------- ------------
ASSETS:
Investments at fair
 value (note 2)..........   883,299     130,596,476  168,023,345
Dividend receivable......        --              --           --
Receivable for units sold        --              --           --
                            -------     -----------  -----------
    Total assets.........   883,299     130,596,476  168,023,345
                            -------     -----------  -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        47           5,182        8,159
Payable for units
 withdrawn...............        33          48,992       81,185
                            -------     -----------  -----------
    Total liabilities....        80          54,174       89,344
                            -------     -----------  -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   706,840     130,475,743  162,563,954
 Variable annuity
   contract owners in
   the annuitization
   period................   176,379          66,559    5,370,047
 Genworth Life and
   Annuity (note 4)......        --              --           --
                            -------     -----------  -----------
    Net assets...........   883,219     130,542,302  167,934,001
                            =======     ===========  ===========
Investments in
 securities at cost......   868,499     118,436,997  156,533,343
                            =======     ===========  ===========
Shares outstanding.......    63,410       4,858,500    6,015,873
                            =======     ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                              JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------
                                                       FLEXIBLE                               GLOBAL LIFE     GLOBAL
                           ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY       SCIENCES    TECHNOLOGY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE      SERVICE      SERVICE
                             SHARES        SHARES       SHARES        SHARES        SHARES       SHARES       SHARES
                          ------------- ------------ ------------- ------------- ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........  $57,182,512   6,288,323    26,357,638    61,451,792   108,031,913   7,337,091    7,001,120
Dividend receivable......           --          --            --            --            --          --           --
Receivable for units sold           --          --         3,097            --            --      56,779           --
                           -----------   ---------    ----------    ----------   -----------   ---------    ---------
    Total assets.........   57,182,512   6,288,323    26,360,735    61,451,792   108,031,913   7,393,870    7,001,120
                           -----------   ---------    ----------    ----------   -----------   ---------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        2,281         272         1,037         2,505         5,128         305          287
Payable for units
 withdrawn...............        5,138       6,579            --        22,373       204,339          --          331
                           -----------   ---------    ----------    ----------   -----------   ---------    ---------
    Total liabilities....        7,419       6,851         1,037        24,878       209,467         305          618
                           -----------   ---------    ----------    ----------   -----------   ---------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   57,126,257   6,281,472    26,350,327    61,220,173   103,701,432   7,393,565    6,999,357
 Variable annuity
   contract owners in
   the annuitization
   period................       48,836          --         9,371       206,741     4,121,014          --        1,145
 Genworth Life and
   Annuity (note 4)......           --          --            --            --            --          --           --
                           -----------   ---------    ----------    ----------   -----------   ---------    ---------
    Net assets...........  $57,175,093   6,281,472    26,359,698    61,426,914   107,822,446   7,393,565    7,000,502
                           ===========   =========    ==========    ==========   ===========   =========    =========
Investments in
 securities at cost......  $56,641,131   5,725,417    25,111,588    51,136,465    99,141,519   6,760,308    6,142,057
                           ===========   =========    ==========    ==========   ===========   =========    =========
Shares outstanding.......    1,857,178     210,312     2,096,869     1,828,922     3,256,916     731,515    1,538,708
                           ===========   =========    ==========    ==========   ===========   =========    =========

                          -----------------------------------------

                              JANUS        JANUS       OVERSEAS
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL
                             SHARES        SHARES       SHARES
                          ------------- ------------ -------------
ASSETS:
Investments at fair
 value (note 2)..........  67,201,016    6,057,270    93,959,027
Dividend receivable......          --           --            --
Receivable for units sold          --           --            --
                           ----------    ---------    ----------
    Total assets.........  67,201,016    6,057,270    93,959,027
                           ----------    ---------    ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...       2,646          260         3,748
Payable for units
 withdrawn...............      19,711           47        14,769
                           ----------    ---------    ----------
    Total liabilities....      22,357          307        18,517
                           ----------    ---------    ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  67,156,961    6,056,963    93,857,065
 Variable annuity
   contract owners in
   the annuitization
   period................      21,698           --        83,445
 Genworth Life and
   Annuity (note 4)......          --           --            --
                           ----------    ---------    ----------
    Net assets...........  67,178,659    6,056,963    93,940,510
                           ==========    =========    ==========
Investments in
 securities at cost......  67,343,198    5,701,921    81,486,724
                           ==========    =========    ==========
Shares outstanding.......   3,135,838      286,938     2,047,484
                           ==========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009




                                     JANUS ASPEN SERIES (CONTINUED)
                          -----------------------------------------------------



                                         RESEARCH
                            OVERSEAS       CORE        WORLDWIDE    WORLDWIDE
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                            SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE
                             SHARES       SHARES        SHARES        SHARES
                          ------------ ------------- ------------- ------------
ASSETS:
Investments at fair
 value (note 2).......... $17,464,643      3,708      70,436,725    7,398,101
Dividend receivable......          --         --              --           --
Receivable for units sold          --         --              --           --
                          -----------      -----      ----------    ---------
    Total assets.........  17,464,643      3,708      70,436,725    7,398,101
                          -----------      -----      ----------    ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         739         --           2,723          318
Payable for units
 withdrawn...............      32,726          1          10,933           15
                          -----------      -----      ----------    ---------
    Total liabilities....      33,465          1          13,656          333
                          -----------      -----      ----------    ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  17,431,178      3,707      70,373,171    7,397,768
 Variable annuity
   contract owners in
   the annuitization
   period................          --         --          49,898           --
 Genworth Life and
   Annuity (note 4)......          --         --              --           --
                          -----------      -----      ----------    ---------
    Net assets........... $17,431,178      3,707      70,423,069    7,397,768
                          ===========      =====      ==========    =========
Investments in
 securities at cost...... $11,104,316      5,109      80,537,471    7,827,560
                          ===========      =====      ==========    =========
Shares outstanding.......     387,414        266       2,690,478      285,310
                          ===========      =====      ==========    =========

                                                                                            LEGG MASON
                                                                                             PARTNERS
                                                                                             VARIABLE
                                     LEGG MASON PARTNERS VARIABLE EQUITY TRUST             INCOME TRUST
                          ---------------------------------------------------------------- ------------
                                        LEGG MASON   LEGG MASON                             LEGG MASON
                           LEGG MASON  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON                 WESTERN
                          CLEARBRIDGE    VARIABLE     VARIABLE   CLEARBRIDGE   LEGG MASON     ASSET
                            VARIABLE      EQUITY       EQUITY      VARIABLE   CLEARBRIDGE    VARIABLE
                           AGGRESSIVE     INCOME       INCOME    FUNDAMENTAL    VARIABLE    STRATEGIC
                             GROWTH      BUILDER      BUILDER       VALUE      INVESTORS       BOND
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS I      CLASS II     CLASS I      CLASS I      CLASS I
                          ------------ ------------ ------------ ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........  6,069,898    5,503,678     7,871,953    9,225,230   11,860,692   15,215,548
Dividend receivable......         --           --            --           --           --           --
Receivable for units sold         --           --           473          797           --           --
                           ---------    ---------    ----------   ----------   ----------   ----------
    Total assets.........  6,069,898    5,503,678     7,872,426    9,226,027   11,860,692   15,215,548
                           ---------    ---------    ----------   ----------   ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        277          230           449          415          481          616
Payable for units
 withdrawn...............        705           --            --           --          683          540
                           ---------    ---------    ----------   ----------   ----------   ----------
    Total liabilities....        982          230           449          415        1,164        1,156
                           ---------    ---------    ----------   ----------   ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  6,068,916    5,503,448     7,506,142    9,225,612   11,835,038   15,214,392
 Variable annuity
   contract owners in
   the annuitization
   period................         --           --       365,835           --       24,490           --
 Genworth Life and
   Annuity (note 4)......         --           --            --           --           --           --
                           ---------    ---------    ----------   ----------   ----------   ----------
    Net assets...........  6,068,916    5,503,448     7,871,977    9,225,612   11,859,528   15,214,392
                           =========    =========    ==========   ==========   ==========   ==========
Investments in
 securities at cost......  6,405,109    7,771,487    10,634,213   11,630,133   12,476,895   16,930,658
                           =========    =========    ==========   ==========   ==========   ==========
Shares outstanding.......    467,275      593,709       847,358      537,914      954,967    1,729,040
                           =========    =========    ==========   ==========   ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                          MFS(R) VARIABLE INSURANCE TRUST
                          -----------------------------------------------------------------------------------------------

                          MFS(R) INVESTORS MFS(R) INVESTORS  MFS(R) NEW   MFS(R) STRATEGIC MFS(R) TOTAL
                            GROWTH STOCK        TRUST         DISCOVERY        INCOME         RETURN     MFS(R) UTILITIES
                             SERIES --        SERIES --       SERIES --      SERIES --       SERIES --      SERIES --
                           SERVICE CLASS    SERVICE CLASS   SERVICE CLASS  SERVICE CLASS   SERVICE CLASS  SERVICE CLASS
                               SHARES           SHARES         SHARES          SHARES         SHARES          SHARES
                          ---------------- ---------------- ------------- ---------------- ------------- ----------------
ASSETS:
Investments at fair
 value (note 2)..........   $13,268,356       11,262,632     23,927,136       424,542       72,983,475      36,559,219
Dividend receivable......            --               --             --            --               --              --
Receivable for units sold            --               --             --            37            2,369              --
                            -----------       ----------     ----------       -------       ----------      ----------
    Total assets.........    13,268,356       11,262,632     23,927,136       424,579       72,985,844      36,559,219
                            -----------       ----------     ----------       -------       ----------      ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...           575              482          1,027            24            3,927           1,573
Payable for units
 withdrawn...............       111,784               48          3,395            --               --          20,059
                            -----------       ----------     ----------       -------       ----------      ----------
    Total liabilities....       112,359              530          4,422            24            3,927          21,632
                            -----------       ----------     ----------       -------       ----------      ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................    13,151,921       11,262,102     23,919,781       354,476       70,108,199      36,537,587
 Variable annuity
   contract owners in
   the annuitization
   period................         4,076               --          2,933        70,079        2,873,718              --
 Genworth Life and
   Annuity (note 4)......            --               --             --            --               --              --
                            -----------       ----------     ----------       -------       ----------      ----------
    Net assets...........   $13,155,997       11,262,102     23,922,714       424,555       72,981,917      36,537,587
                            ===========       ==========     ==========       =======       ==========      ==========
Investments in
 securities at cost......   $12,347,873       10,608,582     22,987,784       399,786       78,946,382      39,224,596
                            ===========       ==========     ==========       =======       ==========      ==========
Shares outstanding.......     1,379,247          620,189      1,833,497        44,548        4,223,581       1,614,094
                            ===========       ==========     ==========       =======       ==========      ==========

                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          -------------------------------------------------
                                                  OPPENHEIMER  OPPENHEIMER
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL
                           BALANCED    BALANCED   APPRECIATION APPRECIATION
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE
                            SHARES      SHARES       SHARES       SHARES
                          ----------- ----------- ------------ ------------
ASSETS:
Investments at fair
 value (note 2).......... 19,942,679  38,590,541   47,005,994   10,092,370
Dividend receivable......         --          --           --           --
Receivable for units sold         --         696           --          382
                          ----------  ----------   ----------   ----------
    Total assets......... 19,942,679  38,591,237   47,005,994   10,092,752
                          ----------  ----------   ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        764       2,064        1,833          431
Payable for units
 withdrawn...............      7,024          --        1,362           --
                          ----------  ----------   ----------   ----------
    Total liabilities....      7,788       2,064        3,195          431
                          ----------  ----------   ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................ 19,934,891  37,640,708   46,969,646   10,092,321
 Variable annuity
   contract owners in
   the annuitization
   period................         --     948,465       33,153           --
 Genworth Life and
   Annuity (note 4)......         --          --           --           --
                          ----------  ----------   ----------   ----------
    Net assets........... 19,934,891  38,589,173   47,002,799   10,092,321
                          ==========  ==========   ==========   ==========
Investments in
 securities at cost...... 28,271,986  50,287,892   45,535,862    9,968,583
                          ==========  ==========   ==========   ==========
Shares outstanding.......  1,936,182   3,787,099    1,272,496      275,447
                          ==========  ==========   ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                            OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          -----------------------------------------------------------------------------------
                                      OPPENHEIMER                         OPPENHEIMER
                          OPPENHEIMER   GLOBAL    OPPENHEIMER OPPENHEIMER MAIN STREET OPPENHEIMER OPPENHEIMER
                           CORE BOND  SECURITIES  HIGH INCOME MAIN STREET  SMALL CAP    MIDCAP      MIDCAP
                          FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE   SERVICE     SERVICE   NON-SERVICE   SERVICE
                            SHARES      SHARES      SHARES      SHARES      SHARES      SHARES      SHARES
                          ----------- ----------- ----------- ----------- ----------- ----------- -----------
ASSETS:
Investments at fair
 value (note 2).......... $20,605,001 110,789,379  7,952,434  122,518,560 44,944,921  26,550,381   2,295,782
Dividend receivable......          --          --         --           --         --          --          --
Receivable for units sold       3,691          --         23           --         --          --         114
                          ----------- ----------- ----------  ----------- ----------  ----------   ---------
    Total assets.........  20,608,692 110,789,379  7,952,457  122,518,560 44,944,921  26,550,381   2,295,896
                          ----------- ----------- ----------  ----------- ----------  ----------   ---------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         812       4,975        308        5,859      2,043       1,001          98
Payable for units
 withdrawn...............          --      21,914         --       39,367      7,447       1,502          --
                          ----------- ----------- ----------  ----------- ----------  ----------   ---------
    Total liabilities....         812      26,889        308       45,226      9,490       2,503          98
                          ----------- ----------- ----------  ----------- ----------  ----------   ---------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  20,598,765 108,725,731  7,943,981  117,729,738 44,168,113  26,512,883   2,295,798
 Variable annuity
   contract owners in
   the annuitization
   period................       9,115   2,036,759      8,168    4,743,596    767,318      34,995          --
 Genworth Life and
   Annuity (note 4)......          --          --         --           --         --          --          --
                          ----------- ----------- ----------  ----------- ----------  ----------   ---------
    Net assets........... $20,607,880 110,762,490  7,952,149  122,473,334 44,935,431  26,547,878   2,295,798
                          =========== =========== ==========  =========== ==========  ==========   =========
Investments in
 securities at cost...... $28,521,526 102,657,393 22,125,917  105,201,216 43,301,975  33,233,391   2,746,471
                          =========== =========== ==========  =========== ==========  ==========   =========
Shares outstanding.......   2,914,427   4,215,730  4,016,381    6,791,494  3,147,403     727,009      64,218
                          =========== =========== ==========  =========== ==========  ==========   =========

                                PIMCO VARIABLE INSURANCE TRUST
                          ------------------------------------------
                                        FOREIGN BOND
                           ALL ASSET     PORTFOLIO
                          PORTFOLIO --  (U.S. DOLLAR    HIGH YIELD
                            ADVISOR      HEDGED) --    PORTFOLIO --
                             CLASS     ADMINISTRATIVE ADMINISTRATIVE
                             SHARES     CLASS SHARES   CLASS SHARES
                          ------------ -------------- --------------
ASSETS:
Investments at fair
 value (note 2)..........  10,837,165    5,342,326     112,670,075
Dividend receivable......          --       13,155         820,975
Receivable for units sold         687           --          17,894
                           ----------    ---------     -----------
    Total assets.........  10,837,852    5,355,481     113,508,944
                           ----------    ---------     -----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...         464          229           5,000
Payable for units
 withdrawn...............          --        3,795              --
                           ----------    ---------     -----------
    Total liabilities....         464        4,024           5,000
                           ----------    ---------     -----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  10,837,388    5,351,457     112,060,023
 Variable annuity
   contract owners in
   the annuitization
   period................          --           --       1,443,921
 Genworth Life and
   Annuity (note 4)......          --           --              --
                           ----------    ---------     -----------
    Net assets...........  10,837,388    5,351,457     113,503,944
                           ==========    =========     ===========
Investments in
 securities at cost......  10,918,281    5,567,996     103,908,879
                           ==========    =========     ===========
Shares outstanding.......   1,032,111      554,183      15,476,659
                           ==========    =========     ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                                          RYDEX
                                                                        VARIABLE
                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)     TRUST      THE ALGER PORTFOLIOS
                          -------------------------------------------- ----------- ------------------------- ------------
                            LONG-TERM                                                 ALGER                    JENNISON
                               U.S.                                                 LARGE CAP   ALGER SMALL     20/20
                            GOVERNMENT    LOW DURATION   TOTAL RETURN                 GROWTH     CAP GROWTH     FOCUS
                           PORTFOLIO --   PORTFOLIO --   PORTFOLIO --              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  NASDAQ --   CLASS I-2    CLASS I-2     CLASS II
                           CLASS SHARES   CLASS SHARES   CLASS SHARES  100(R) FUND    SHARES       SHARES       SHARES
                          -------------- -------------- -------------- ----------- ------------ ------------ ------------
ASSETS:
Investments at fair
 value (note 2)..........  $75,285,777    280,501,316    405,259,623    6,737,298   40,211,104   32,093,658   19,194,479
Dividend receivable......      265,389        448,636      1,100,117           --           --           --           --
Receivable for units sold        4,430             --             --          215           --           --        6,760
                           -----------    -----------    -----------    ---------   ----------   ----------   ----------
    Total assets.........   75,555,596    280,949,952    406,359,740    6,737,513   40,211,104   32,093,658   19,201,239
                           -----------    -----------    -----------    ---------   ----------   ----------   ----------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        3,433         13,489         17,685          287        1,623        1,286          828
Payable for units
 withdrawn...............           --         49,829         52,225           --       14,744        1,157           --
                           -----------    -----------    -----------    ---------   ----------   ----------   ----------
    Total liabilities....        3,433         63,318         69,910          287       16,367        2,443          828
                           -----------    -----------    -----------    ---------   ----------   ----------   ----------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................   74,217,758    269,473,107    402,903,699    6,737,226   40,148,309   32,032,210   19,187,565
 Variable annuity
   contract owners in
   the annuitization
   period................    1,334,405     11,413,527      3,386,131           --       46,428       59,005       12,846
 Genworth Life and
   Annuity (note 4)......           --             --             --           --           --           --           --
                           -----------    -----------    -----------    ---------   ----------   ----------   ----------
    Net assets...........  $75,552,163    280,886,634    406,289,830    6,737,226   40,194,737   32,091,215   19,200,411
                           ===========    ===========    ===========    =========   ==========   ==========   ==========
Investments in
 securities at cost......  $80,032,229    279,983,973    394,827,263    5,906,468   41,661,681   28,694,253   17,545,426
                           ===========    ===========    ===========    =========   ==========   ==========   ==========
Shares outstanding.......    7,211,281     27,744,937     37,454,679      422,136    1,036,369    1,254,639    1,346,036
                           ===========    ===========    ===========    =========   ==========   ==========   ==========


                            THE PRUDENTIAL SERIES FUND
                          -------------------------------------------

                                         NATURAL
                            JENNISON    RESOURCES   SP INTERNATIONAL
                          PORTFOLIO -- PORTFOLIO --      GROWTH
                            CLASS II     CLASS II     PORTFOLIO --
                             SHARES       SHARES    CLASS II SHARES
                          ------------ ------------ ----------------
ASSETS:
Investments at fair
 value (note 2)..........  2,904,720    51,672,363       14,260
Dividend receivable......         --            --           --
Receivable for units sold         --            --           --
                           ---------    ----------       ------
    Total assets.........  2,904,720    51,672,363       14,260
                           ---------    ----------       ------
LIABILITIES:
Accrued expenses payable
 to affiliate (note 4)...        133         2,294            1
Payable for units
 withdrawn...............        417       134,655           --
                           ---------    ----------       ------
    Total liabilities....        550       136,949            1
                           ---------    ----------       ------
Net assets attributable
 to:
 Variable annuity
   contract owners in
   the accumulation
   period................  2,904,170    50,843,610       14,259
 Variable annuity
   contract owners in
   the annuitization
   period................         --       691,804           --
 Genworth Life and
   Annuity (note 4)......         --            --           --
                           ---------    ----------       ------
    Net assets...........  2,904,170    51,535,414       14,259
                           =========    ==========       ======
Investments in
 securities at cost......  2,676,050    50,003,076       22,243
                           =========    ==========       ======
Shares outstanding.......    141,280     1,401,094        3,141
                           =========    ==========       ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                              THE PRUDENTIAL  THE UNIVERSAL
                                SERIES FUND   INSTITUTIONAL      VAN KAMPEN LIFE
                                (CONTINUED)    FUNDS, INC.      INVESTMENT TRUST
                              --------------- ------------- -------------------------
                               SP PRUDENTIAL   EQUITY AND     CAPITAL
                               U.S. EMERGING     INCOME        GROWTH      COMSTOCK
                                  GROWTH      PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                               PORTFOLIO --     CLASS II      CLASS II     CLASS II
                              CLASS II SHARES    SHARES        SHARES       SHARES
                              --------------- ------------- ------------ ------------
ASSETS:
Investments at fair
  value (note 2).............     $20,884      12,783,082    7,696,872    55,251,695
Dividend receivable..........          --              --           --            --
Receivable for units sold....          --             863           --         3,390
                                  -------      ----------    ---------    ----------
       Total assets..........      20,884      12,783,945    7,696,872    55,255,085
                                  -------      ----------    ---------    ----------
LIABILITIES:
Accrued expenses payable
  to affiliate (note 4)......           1             710          326         2,419
Payable for units
  withdrawn..................          --              --          175            --
                                  -------      ----------    ---------    ----------
       Total liabilities.....           1             710          501         2,419
                                  -------      ----------    ---------    ----------
Net assets attributable
  to:
  Variable annuity
   contract owners in
   the accumulation
   period....................      20,883      11,994,738    7,696,371    55,239,701
  Variable annuity
   contract owners in
   the annuitization
   period....................          --         788,497           --        12,965
  Genworth Life and
   Annuity (note 4)..........          --              --           --            --
                                  -------      ----------    ---------    ----------
       Net assets............     $20,883      12,783,235    7,696,371    55,252,666
                                  =======      ==========    =========    ==========
Investments in
  securities at cost.........     $21,004      12,145,475    6,749,578    63,986,248
                                  =======      ==========    =========    ==========
Shares outstanding...........       3,341         998,678      274,790     5,470,465
                                  =======      ==========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                                                AIM VARIABLE INSURANCE FUNDS
                                          ------------------------------------------------------------------------------------
                                           AIM V.I.     AIM V.I.    AIM V.I.    AIM V.I.   AIM V.I.    AIM V.I.    AIM V.I.
                                             BASIC      CAPITAL      CAPITAL      CORE    GLOBAL REAL GOVERNMENT INTERNATIONAL
                                             VALUE    APPRECIATION DEVELOPMENT   EQUITY     ESTATE    SECURITIES    GROWTH
                                            FUND --     FUND --      FUND --    FUND --     FUND --    FUND --      FUND --
                           CONSOLIDATED    SERIES II    SERIES I    SERIES I    SERIES I   SERIES II   SERIES I    SERIES II
                              TOTAL         SHARES       SHARES      SHARES      SHARES     SHARES      SHARES      SHARES
                          --------------  ----------  ------------ ----------- ---------  ----------- ---------- -------------
                                                                        YEAR ENDED DECEMBER 31, 2009
                          ----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $  242,729,247     137,429      69,372          --     252,148         --       133        818,754
   Mortality and expense
     risk and
     administrative
     charges (note 4)....    144,596,505     181,614     174,796          46     223,768      6,657        24        985,043
                          --------------  ----------   ---------     -------   ---------    -------      ----     ----------
Net investment income
  (expense)..............     98,132,742     (44,185)   (105,424)        (46)     28,380     (6,657)      109       (166,289)
                          --------------  ----------   ---------     -------   ---------    -------      ----     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (454,148,830) (3,174,031)   (860,741)    (10,558)   (716,414)   (24,358)      543     (4,302,049)
   Change in unrealized
     appreciation
     (depreciation)......  2,170,872,834   7,474,367   2,919,275      12,038   4,041,835    134,300      (943)    21,004,146
   Capital gain
     distributions.......     36,494,102          --          --          --          --         --        96             --
                          --------------  ----------   ---------     -------   ---------    -------      ----     ----------
Net realized and
  unrealized gain (loss)
  on investments.........  1,753,218,106   4,300,336   2,058,534       1,480   3,325,421    109,942      (304)    16,702,097
                          --------------  ----------   ---------     -------   ---------    -------      ----     ----------
Increase (decrease) in
  net assets from
  operations............. $1,851,350,848   4,256,151   1,953,110       1,434   3,353,801    103,285      (195)    16,535,808
                          ==============  ==========   =========     =======   =========    =======      ====     ==========

                          --------------------
                          AIM V.I.
                          LARGE CAP  AIM V.I.
                           GROWTH   TECHNOLOGY
                           FUND --   FUND --
                          SERIES I   SERIES I
                           SHARES     SHARES
                          --------- ----------

                          --------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      19        --
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     132        59
                           ------     -----
Net investment income
  (expense)..............    (113)      (59)
                           ------     -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (5,575)      (21)
   Change in unrealized
     appreciation
     (depreciation)......   5,844     3,638
   Capital gain
     distributions.......      --        --
                           ------     -----
Net realized and
  unrealized gain (loss)
  on investments.........     269     3,617
                           ------     -----
Increase (decrease) in
  net assets from
  operations.............     156     3,558
                           ======     =====

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               AIM
                            VARIABLE
                            INSURANCE
                              FUNDS
                           (CONTINUED)                            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                           ----------- -----------------------------------------------------------------------------------------
                            AIM V.I.   ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                            UTILITIES   BALANCED WEALTH   GLOBAL THEMATIC     GROWTH AND       INTERNATIONAL       LARGE CAP
                             FUND --       STRATEGY           GROWTH            INCOME             VALUE            GROWTH
                            SERIES I     PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                             SHARES         CLASS B           CLASS B           CLASS B           CLASS B           CLASS B
                           ----------- ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                            YEAR ENDED DECEMBER 31, 2009
                           -----------------------------------------------------------------------------------------------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............    $ 121          164,203                --          2,309,660           843,077               --
   Mortality and expense
    risk and
    administrative
    charges (note 4)......       19          356,726            72,675          1,035,295         1,301,805          241,745
                              -----        ---------         ---------        -----------       -----------        ---------
Net investment income
 (expense)................      102         (192,523)          (72,675)         1,274,365          (458,728)        (241,745)
                              -----        ---------         ---------        -----------       -----------        ---------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................     (590)        (559,426)         (298,292)       (13,090,454)      (13,771,143)        (558,366)
   Change in unrealized
    appreciation
    (depreciation)........      673        5,042,343         2,292,867         22,412,444        37,041,603        5,485,000
   Capital gain
    distributions.........       31               --                --                 --                --               --
                              -----        ---------         ---------        -----------       -----------        ---------
Net realized and
 unrealized gain (loss)
 on investments...........      114        4,482,917         1,994,575          9,321,990        23,270,460        4,926,634
                              -----        ---------         ---------        -----------       -----------        ---------
Increase (decrease) in
 net assets from
 operations...............    $ 216        4,290,394         1,921,900         10,596,355        22,811,732        4,684,889
                              =====        =========         =========        ===========       ===========        =========

                                                AMERICAN           AMERICAN
                                                CENTURY             CENTURY
                                                VARIABLE           VARIABLE
                                             PORTFOLIOS II,       PORTFOLIOS,
                                                  INC.               INC.
                           ----------------- -------------- ----------------------
                           ALLIANCEBERNSTEIN
                               SMALL CAP      VP INFLATION  VP INCOME      VP
                                GROWTH         PROTECTION   & GROWTH  INTERNATIONAL
                             PORTFOLIO --       FUND --      FUND --     FUND --
                                CLASS B         CLASS II     CLASS I     CLASS I
                           ----------------- -------------- --------- -------------

                           --------------------------------------------------------
Investment income and
 expense:
   Income -- Ordinary
    dividends.............            --       2,020,972      5,258       41,737
   Mortality and expense
    risk and
    administrative
    charges (note 4)......        78,777       1,897,660      2,084       34,350
                               ---------       ---------     ------      -------
Net investment income
 (expense)................       (78,777)        123,312      3,174        7,387
                               ---------       ---------     ------      -------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................      (432,415)      2,209,076     (7,285)     (76,434)
   Change in unrealized
    appreciation
    (depreciation)........     2,262,327       6,320,817     29,024      590,079
   Capital gain
    distributions.........            --              --         --           --
                               ---------       ---------     ------      -------
Net realized and
 unrealized gain (loss)
 on investments...........     1,829,912       8,529,893     21,739      513,645
                               ---------       ---------     ------      -------
Increase (decrease) in
 net assets from
 operations...............     1,751,135       8,653,205     24,913      521,032
                               =========       =========     ======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                            AMERICAN CENTURY
                          VARIABLE PORTFOLIOS,                                                         COLUMBIA FUNDS VARIABLE
                            INC. (CONTINUED)           BLACKROCK VARIABLE SERIES FUNDS, INC.              INSURANCE TRUST I
                          -------------------  ----------------------------------------------------  --------------------------
                                                                                                                     COLUMBIA
                                               BLACKROCK      BLACKROCK     BLACKROCK    BLACKROCK     COLUMBIA      MARSICO
                                                 BASIC         GLOBAL       LARGE CAP      VALUE       MARSICO    INTERNATIONAL
                                               VALUE V.I.  ALLOCATION V.I. GROWTH V.I. OPPORTUNITIES GROWTH FUND, OPPORTUNITIES
                          VP ULTRA(R) VP VALUE  FUND --        FUND --       FUND --   V.I. FUND --    VARIABLE   FUND, VARIABLE
                            FUND --   FUND --  CLASS III      CLASS III     CLASS III    CLASS III    SERIES --     SERIES --
                            CLASS I   CLASS I    SHARES        SHARES        SHARES       SHARES       CLASS A       CLASS B
                          ----------- -------- ----------  --------------- ----------- ------------- ------------ --------------
                                                                           YEAR ENDED DECEMBER 31, 2009
                          ------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   137     9,790     175,443     7,970,620        9,351        26,778       251,027     1,320,087
   Mortality and expense
     risk and
     administrative
     charges (note 4)....       994     2,528     152,506     7,493,403       38,635        71,150       511,892     1,171,257
                            -------   -------  ----------    ----------     --------    ----------    ----------   -----------
   Net investment income
     (expense)...........      (857)    7,262      22,937       477,217      (29,284)      (44,372)     (260,865)      148,830
                            -------   -------  ----------    ----------     --------    ----------    ----------   -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (2,702)  (13,305) (1,618,969)   (4,918,062)    (210,302)   (1,859,361)   (2,514,190)  (13,505,586)
   Change in unrealized
     appreciation
     (depreciation)......    20,701    35,546   4,083,720    75,230,734      816,076     2,978,935    10,030,890    34,445,073
   Capital gain
     distributions.......        --        --          --            --           --            --            --            --
                            -------   -------  ----------    ----------     --------    ----------    ----------   -----------
Net realized and
  unrealized gain (loss)
  on investments.........    17,999    22,241   2,464,751    70,312,672      605,774     1,119,574     7,516,700    20,939,487
                            -------   -------  ----------    ----------     --------    ----------    ----------   -----------
Increase (decrease) in
  net assets from
  operations.............   $17,142    29,503   2,487,688    70,789,889      576,490     1,075,202     7,255,835    21,088,317
                            =======   =======  ==========    ==========     ========    ==========    ==========   ===========


                          DWS VARIABLE SERIES II
                          ----------------------

                          DWS DREMAN
                          SMALL MID      DWS
                          CAP VALUE   STRATEGIC
                            VIP --   VALUE VIP --
                           CLASS B     CLASS B
                            SHARES      SHARES
                          ---------- ------------

                          -----------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    1,007       3,051
   Mortality and expense
     risk and
     administrative
     charges (note 4)....      940       1,271
                            ------     -------
   Net investment income
     (expense)...........       67       1,780
                            ------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (6,596)    (12,702)
   Change in unrealized
     appreciation
     (depreciation)......   22,909      27,314
   Capital gain
     distributions.......       --          --
                            ------     -------
Net realized and
  unrealized gain (loss)
  on investments.........   16,313      14,612
                            ------     -------
Increase (decrease) in
  net assets from
  operations.............   16,380      16,392
                            ======     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              DWS
                           VARIABLE                                                                               EVERGREEN
                           SERIES II                                                                               VARIABLE
                          (CONTINUED)                  DREYFUS                    EATON VANCE VARIABLE TRUST    ANNUITY TRUST
                          ----------- ----------------------------------------  -----------------------------  ----------------
                                                                   THE DREYFUS
                                         DREYFUS       DREYFUS      SOCIALLY
                              DWS       INVESTMENT     VARIABLE    RESPONSIBLE
                          TECHNOLOGY    PORTFOLIOS    INVESTMENT     GROWTH
                            VIP --     MIDCAP STOCK    FUND --    FUND, INC. --                  VT WORLDWIDE     EVERGREEN
                            CLASS B    PORTFOLIO --  MONEY MARKET    INITIAL    VT FLOATING-RATE    HEALTH         VA OMEGA
                            SHARES    INITIAL SHARES  PORTFOLIO      SHARES       INCOME FUND    SCIENCES FUND FUND --  CLASS 2
                          ----------- -------------- ------------ ------------- ---------------- ------------- ----------------
                                                                                 YEAR ENDED DECEMBER 31, 2009
                          -----------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   $   --           980           990         30,416       2,584,813       191,374         17,159
   Mortality and expense
     risk and
     administrative
     charges (note 4)....      121         1,113        10,895         48,532         893,991       126,258         33,955
                            ------       -------        ------      ---------      ----------      --------        -------
Net investment income
  (expense)..............     (121)         (133)       (9,905)       (18,116)      1,690,822        65,116        (16,796)
                            ------       -------        ------      ---------      ----------      --------        -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     (140)      (27,746)          (12)      (134,264)     (1,583,904)     (652,631)       (78,999)
   Change in unrealized
     appreciation
     (depreciation)......    4,058        48,583             1      1,029,813      17,255,821       572,111        583,752
   Capital gain
     distributions.......       --            --            --             --              --       526,359             --
                            ------       -------        ------      ---------      ----------      --------        -------
Net realized and
  unrealized gain (loss)
  on investments.........    3,918        20,837           (11)       895,549      15,671,917       445,839        504,753
                            ------       -------        ------      ---------      ----------      --------        -------
Increase (decrease) in
  net assets from
  operations.............   $3,797        20,704        (9,916)       877,433      17,362,739       510,955        487,957
                            ======       =======        ======      =========      ==========      ========        =======



                               FEDERATED INSURANCE SERIES
                          ------------------------------------

                                     FEDERATED
                                       CLOVER    FEDERATED HIGH
                          FEDERATED    VALUE      INCOME BOND
                           CAPITAL   FUND II --    FUND II --
                           INCOME     PRIMARY       PRIMARY
                           FUND II     SHARES        SHARES
                          ---------  ----------  --------------

                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   571,830     360,692     2,261,040
   Mortality and expense
     risk and
     administrative
     charges (note 4)....   130,156     189,257       324,154
                          ---------  ----------    ----------
Net investment income
  (expense)..............   441,674     171,435     1,936,886
                          ---------  ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (598,741) (3,575,527)   (1,610,239)
   Change in unrealized
     appreciation
     (depreciation)...... 2,268,286   4,836,240     8,490,748
   Capital gain
     distributions.......        --          --            --
                          ---------  ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments......... 1,669,545   1,260,713     6,880,509
                          ---------  ----------    ----------
Increase (decrease) in
  net assets from
  operations............. 2,111,219   1,432,148     8,817,395
                          =========  ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           FEDERATED INSURANCE SERIES
                                   (CONTINUED)
                          ----------------------------  -------------


                          FEDERATED HIGH   FEDERATED      VIP ASSET
                           INCOME BOND      KAUFMANN     MANAGER/SM/
                            FUND II --     FUND II --   PORTFOLIO --
                          SERVICE SHARES SERVICE SHARES INITIAL CLASS
                          -------------- -------------- -------------

                          -------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $ 2,749,425             --     1,743,940
   Mortality and
     expense risk
     and administrative
     charges (note 4)....      462,888        814,088       854,119
                           -----------     ----------    ----------
Net investment income
  (expense)..............    2,286,537       (814,088)      889,821
                           -----------     ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (2,255,086)    (1,320,083)   (3,955,001)
   Change in unrealized
     appreciation
     (depreciation)......   11,870,714     14,456,517    19,844,212
   Capital gain
     distributions.......           --             --            --
                           -----------     ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........    9,615,628     13,136,434    15,889,211
                           -----------     ----------    ----------
Increase (decrease) in
  net assets from
  operations.............  $11,902,165     12,322,346    16,779,032
                           ===========     ==========    ==========

                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                          ---------------------------------------------------------------------------------------------
                                                                                VIP DYNAMIC
                           VIP ASSET       VIP                         VIP        CAPITAL                  VIP EQUITY-
                          MANAGER/SM/    BALANCED        VIP      CONTRAFUND(R) APPRECIATION  VIP EQUITY-     INCOME
                          PORTFOLIO -- PORTFOLIO -- CONTRAFUND(R) PORTFOLIO --  PORTFOLIO --    INCOME     PORTFOLIO --
                            SERVICE      SERVICE    PORTFOLIO --     SERVICE      SERVICE    PORTFOLIO --    SERVICE
                            CLASS 2      CLASS 2    INITIAL CLASS    CLASS 2      CLASS 2    INITIAL CLASS   CLASS 2
                          ------------ ------------ ------------- ------------- ------------ ------------- ------------
                                     YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    408,083     1,146,856     1,916,065     1,447,068         341      2,488,367    1,328,353
   Mortality and
     expense risk
     and administrative
     charges (note 4)....    344,923     1,050,733     2,000,729     1,902,786      32,550      1,569,408    1,036,400
                           ---------    ----------   -----------   -----------   ---------    -----------  -----------
Net investment income
  (expense)..............     63,160        96,123       (84,664)     (455,718)    (32,209)       918,959      291,953
                           ---------    ----------   -----------   -----------   ---------    -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (817,376)   (2,095,923)  (19,465,534)  (19,347,560)   (560,896)   (16,686,075) (10,968,041)
   Change in unrealized
     appreciation
     (depreciation)......  5,294,570    18,495,572    60,046,719    55,778,985   1,169,344     43,860,016   27,030,747
   Capital gain
     distributions.......         --            --            --            --          --             --           --
                           ---------    ----------   -----------   -----------   ---------    -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments.........  4,477,194    16,399,649    40,581,185    36,431,425     608,448     27,173,941   16,062,706
                           ---------    ----------   -----------   -----------   ---------    -----------  -----------
Increase (decrease) in
  net assets from
  operations.............  4,540,354    16,495,772    40,496,521    35,975,707     576,239     28,092,900   16,354,659
                           =========    ==========   ===========   ===========   =========    ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                          -------------------------
                              VIP          VIP
                            GROWTH &     GROWTH &
                             INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO --
                            INITIAL      SERVICE
                             CLASS       CLASS 2
                          ------------ ------------

                          -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   269,364      128,587
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     380,338      238,157
                          -----------   ----------
Net investment income
  (expense)..............    (110,974)    (109,570)
                          -----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (3,035,739)  (1,779,176)
   Change in unrealized
     appreciation
     (depreciation)......   9,085,824    5,454,165
   Capital gain
     distributions.......          --           --
                          -----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........   6,050,085    3,674,989
                          -----------   ----------
Increase (decrease) in
  net assets from
  operations............. $ 5,939,111    3,565,419
                          ===========   ==========

                                      FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          --------------------------------------------------------------------------------------------------------
                               VIP                                    VIP
                             GROWTH         VIP          VIP       INVESTMENT      VIP          VIP          VIP
                          OPPORTUNITIES    GROWTH       GROWTH     GRADE BOND    MID CAP      MID CAP      OVERSEAS
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             INITIAL      INITIAL      SERVICE      SERVICE      INITIAL      SERVICE      INITIAL
                              CLASS        CLASS       CLASS 2      CLASS 2       CLASS       CLASS 2       CLASS
                          ------------- ------------ ------------ ------------ ------------ ------------ ------------
                                                    YEAR ENDED DECEMBER 31, 2009
                          --------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      38,737       324,168       66,664     866,748        319       1,086,840      733,529
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     116,970       852,600      349,563     160,820        195       1,767,958      416,705
                           ----------    ----------   ----------   ---------      -----     -----------   ----------
Net investment income
  (expense)..............     (78,233)     (528,432)    (282,899)    705,928        124        (681,118)     316,824
                           ----------    ----------   ----------   ---------      -----     -----------   ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (1,020,208)   (5,301,186)  (2,927,724)     39,168       (110)    (12,690,950)  (4,127,565)
   Change in unrealized
     appreciation
     (depreciation)......   4,032,506    20,512,726    8,284,895     519,959      8,724      49,856,211   10,235,796
   Capital gain
     distributions.......          --            --           --          --         --              --           --
                           ----------    ----------   ----------   ---------      -----     -----------   ----------
Net realized and
  unrealized gain (loss)
  on investments.........   3,012,298    15,211,540    5,357,171     559,127      8,614      37,165,261    6,108,231
                           ----------    ----------   ----------   ---------      -----     -----------   ----------
Increase (decrease) in
  net assets from
  operations.............   2,934,065    14,683,108    5,074,272   1,265,055      8,738      36,484,143    6,425,055
                           ==========    ==========   ==========   =========      =====     ===========   ==========

                          ------------
                              VIP
                             VALUE
                           STRATEGIES
                          PORTFOLIO --
                            SERVICE
                            CLASS 2
                          ------------

                          ------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     12,044
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     47,725
                           ---------
Net investment income
  (expense)..............    (35,681)
                           ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (799,023)
   Change in unrealized
     appreciation
     (depreciation)......  2,050,049
   Capital gain
     distributions.......         --
                           ---------
Net realized and
  unrealized gain (loss)
  on investments.........  1,251,026
                           ---------
Increase (decrease) in
  net assets from
  operations.............  1,215,345
                           =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                              -------------------------------------------------------------------------------------------
                                               FRANKLIN                                                        TEMPLETON
                                              LARGE CAP      FRANKLIN                   TEMPLETON   TEMPLETON    GLOBAL
                                                GROWTH      TEMPLETON     MUTUAL SHARES  FOREIGN     FOREIGN     ASSET
                              FRANKLIN INCOME SECURITIES   VIP FOUNDING    SECURITIES   SECURITIES  SECURITIES ALLOCATION
                                SECURITIES     FUND --   FUNDS ALLOCATION    FUND --     FUND --     FUND --    FUND --
                                  FUND --      CLASS 2       FUND --         CLASS 2     CLASS 1     CLASS 2    CLASS 2
                              CLASS 2 SHARES    SHARES    CLASS 2 SHARES     SHARES       SHARES      SHARES     SHARES
                              --------------- ---------- ---------------- ------------- ----------  ---------- ----------
                                                                                YEAR ENDED DECEMBER 31, 2009
                              -------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...............  $ 51,820,147      4,928       2,931,504      1,447,863      358,957    75,994      8,736
   Mortality and expense
     risk and administrative
     charges (note 4)........    12,601,982      5,886       2,269,191      1,259,396      143,776    37,983      1,427
                               ------------    -------     -----------     ----------   ----------   -------    -------
Net investment income
  (expense)..................    39,218,165       (958)        662,313        188,467      215,181    38,011      7,309
                               ------------    -------     -----------     ----------   ----------   -------    -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................   (40,530,648)   (28,834)    (10,103,364)      (316,358)  (1,395,678)  (86,142)   (38,880)
   Change in unrealized
     appreciation
     (depreciation)..........   183,573,163    120,207      39,580,683     16,961,715    3,688,400   598,358     45,954
   Capital gain
     distributions...........            --         --              --             --      401,597    93,750      1,406
                               ------------    -------     -----------     ----------   ----------   -------    -------
Net realized and
  unrealized gain (loss)
  on investments.............   143,042,515     91,373      29,477,319     16,645,357    2,694,319   605,966      8,480
                               ------------    -------     -----------     ----------   ----------   -------    -------
Increase (decrease) in
  net assets from
  operations.................  $182,260,680     90,415      30,139,632     16,833,824    2,909,500   643,977     15,789
                               ============    =======     ===========     ==========   ==========   =======    =======

                                                     GE INVESTMENTS
                                                      FUNDS, INC.
                              ---------------------- --------------
                              TEMPLETON
                                GLOBAL   TEMPLETON
                                 BOND      GROWTH      CORE VALUE
                              SECURITIES SECURITIES      EQUITY
                               FUND --    FUND --       FUND --
                               CLASS 1    CLASS 2       CLASS 1
                                SHARES     SHARES        SHARES
                              ---------- ----------  --------------

                              -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends............... 1,201,999     392,066       206,731
   Mortality and expense
     risk and administrative
     charges (note 4)........   118,913     196,653       274,424
                              ---------  ----------    ----------
Net investment income
  (expense).................. 1,083,086     195,413       (67,693)
                              ---------  ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..................   122,256  (1,748,049)   (1,580,892)
   Change in unrealized
     appreciation
     (depreciation)..........   166,579   4,975,952     5,364,788
   Capital gain
     distributions...........        --          --            --
                              ---------  ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.............   288,835   3,227,903     3,783,896
                              ---------  ----------    ----------
Increase (decrease) in
  net assets from
  operations................. 1,371,921   3,423,316     3,716,203
                              =========  ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                       GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          -------------------------------------------------------------------------------------------------------
                                       INTERNATIONAL   MID-CAP                              REAL ESTATE                SMALL-CAP
                            INCOME        EQUITY       EQUITY                               SECURITIES                  EQUITY
                            FUND --       FUND --      FUND --     MONEY     PREMIER GROWTH   FUND --                   FUND --
                            CLASS 1       CLASS 1      CLASS 1     MARKET    EQUITY FUND --   CLASS 1     S&P 500(R)    CLASS 1
                            SHARES        SHARES       SHARES       FUND     CLASS 1 SHARES   SHARES      INDEX FUND    SHARES
                          -----------  ------------- ----------  ----------  -------------- -----------  -----------  ----------
                                                                            YEAR ENDED DECEMBER 31, 2009
                          -------------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $ 2,237,611      264,827      181,503   1,212,488       136,069     2,553,334    3,672,244          --
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     846,012      225,828    1,152,075   5,777,357       612,312       773,253    2,587,447     688,297
                          -----------   ----------   ----------  ----------    ----------   -----------  -----------  ----------
Net investment income
  (expense)..............   1,391,599       38,999     (970,572) (4,564,869)     (476,243)    1,780,081    1,084,797    (688,297)
                          -----------   ----------   ----------  ----------    ----------   -----------  -----------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (2,740,913)  (6,290,359)  (9,317,413)         --    (3,398,096)  (15,053,128) (14,018,910) (8,903,578)
   Change in unrealized
     appreciation
     (depreciation)......   4,600,960    9,811,898   35,340,909           2    16,220,171    29,567,679   50,841,737  21,062,917
   Capital gain
     distributions.......          --           --           --          --            --            --           --          --
                          -----------   ----------   ----------  ----------    ----------   -----------  -----------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........   1,860,047    3,521,539   26,023,496           2    12,822,075    14,514,551   36,822,827  12,159,339
                          -----------   ----------   ----------  ----------    ----------   -----------  -----------  ----------
Increase (decrease) in
  net assets from
  operations............. $ 3,251,646    3,560,538   25,052,924  (4,564,867)   12,345,832    16,294,632   37,907,624  11,471,042
                          ===========   ==========   ==========  ==========    ==========   ===========  ===========  ==========

                          -------------------------

                          TOTAL RETURN TOTAL RETURN
                            FUND --      FUND --
                            CLASS 1      CLASS 3
                             SHARES       SHARES
                          ------------ ------------

                          -------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  16,116,494   15,070,338
   Mortality and expense
     risk and
     administrative
     charges (note 4)....  17,303,021   20,447,303
                          -----------  -----------
Net investment income
  (expense)..............  (1,186,527)  (5,376,965)
                          -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).............. (37,703,331) (39,977,201)
   Change in unrealized
     appreciation
     (depreciation)...... 214,860,526  222,534,780
   Capital gain
     distributions.......          --           --
                          -----------  -----------
Net realized and
  unrealized gain (loss)
  on investments......... 177,157,195  182,557,579
                          -----------  -----------
Increase (decrease) in
  net assets from
  operations............. 175,970,668  177,180,614
                          ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          GE INVESTMENTS
                           FUNDS, INC.
                           (CONTINUED)                                         GENWORTH VARIABLE INSURANCE TRUST
                          -------------- ---------------------------------------------------------------------------------
                                                                           GENWORTH     GENWORTH     GENWORTH
                                                     GENWORTH                EATON       GOLDMAN    LEGG MASON
                                          GENWORTH   COLUMBIA   GENWORTH     VANCE        SACHS     CLEARBRIDGE  GENWORTH
                                          CALAMOS    MID CAP    DAVIS NY   LARGE CAP    ENHANCED    AGGRESSIVE    PIMCO
                           U.S. EQUITY     GROWTH     VALUE     VENTURE      VALUE      CORE BOND     GROWTH    STOCKSPLUS
                             FUND --      FUND --    FUND --    FUND --     FUND --   INDEX FUND --   FUND --    FUND --
                             CLASS 1      SERVICE    SERVICE    SERVICE     SERVICE      SERVICE      SERVICE    SERVICE
                              SHARES       SHARES     SHARES     SHARES     SHARES       SHARES       SHARES      SHARES
                          -------------- ---------  ---------  ---------  ----------  ------------- ----------- ----------
                                                                          YEAR ENDED DECEMBER 31, 2009
                          ------------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $   388,832          --    195,756     15,995     783,266    3,603,776       16,150   9,599,281
   Mortality and expense
     risk and
     administrative
     charges (note 4)....      518,779      24,971    385,795     44,730   1,011,792    1,037,109    1,204,529   1,632,111
                           -----------   ---------  ---------  ---------  ----------    ---------   ----------  ----------
Net investment income
  (expense)..............     (129,947)    (24,971)  (190,039)   (28,735)   (228,526)   2,566,667   (1,188,379)  7,967,170
                           -----------   ---------  ---------  ---------  ----------    ---------   ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (3,023,919)    162,271  1,203,064     95,044   1,505,812    1,585,584    5,160,232   4,912,044
   Change in unrealized
     appreciation
     (depreciation)......   11,919,287   2,193,139  6,049,745  1,559,352   8,749,930     (542,600)  16,671,148  17,319,655
   Capital gain
     distributions.......           --          --         --         --          --       36,883           --   5,850,972
                           -----------   ---------  ---------  ---------  ----------    ---------   ----------  ----------
Net realized and
  unrealized gain (loss)
  on investments.........    8,895,368   2,355,410  7,252,809  1,654,396  10,255,742    1,079,867   21,831,380  28,082,671
                           -----------   ---------  ---------  ---------  ----------    ---------   ----------  ----------
Increase (decrease) in
  net assets from
  operations.............  $ 8,765,421   2,330,439  7,062,770  1,625,661  10,027,216    3,646,534   20,643,001  36,049,841
                           ===========   =========  =========  =========  ==========    =========   ==========  ==========



                          ---------------------------
                            GENWORTH
                             PUTNAM       GENWORTH
                          INTERNATIONAL   THORNBURG
                             CAPITAL    INTERNATIONAL
                          OPPORTUNITIES     VALUE
                             FUND --       FUND --
                             SERVICE       SERVICE
                             SHARES        SHARES
                          ------------- -------------

                          ---------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........   3,726,286            --
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     442,422       401,371
                           ----------     ---------
Net investment income
  (expense)..............   3,283,864      (401,371)
                           ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   3,570,656     1,383,326
   Change in unrealized
     appreciation
     (depreciation)......   5,760,167     6,174,226
   Capital gain
     distributions.......       9,432            --
                           ----------     ---------
Net realized and
  unrealized gain (loss)
  on investments.........   9,340,255     7,557,552
                           ----------     ---------
Increase (decrease) in
  net assets from
  operations.............  12,624,119     7,156,181
                           ==========     =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           GOLDMAN SACHS VARIABLE
                               INSURANCE TRUST                      J.P. MORGAN SERIES TRUST II
                          ---------------------------  ----------------------------------------------------


                                                                                                   JPMORGAN
                            GOLDMAN        GOLDMAN                                                   U.S.
                             SACHS          SACHS                  JPMORGAN    JPMORGAN  JPMORGAN  LARGE CAP
                           GROWTH AND      MID CAP     JPMORGAN  INTERNATIONAL  MID CAP    SMALL     CORE
                             INCOME         VALUE        BOND       EQUITY       VALUE    COMPANY   EQUITY
                              FUND          FUND       PORTFOLIO   PORTFOLIO   PORTFOLIO PORTFOLIO PORTFOLIO
                           -----------   -----------   --------- ------------- --------- --------- ---------
                          YEAR ENDED DECEMBER 31, 2009        PERIOD FROM JANUARY 1 TO APRIL 27, 2009
                          ---------------------------  ----------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $   221,438      1,064,675     18,637       4,114       3,108        84      162
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     189,888        919,910      1,292         485         629        64       28
                           -----------   -----------   --------     -------     -------   -------   ------
Net investment income
  (expense)..............      31,550        144,765     17,345       3,629       2,479        20      134
                           -----------   -----------   --------     -------     -------   -------   ------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (1,859,265)   (10,888,214)  (110,745)    (57,598)    (70,700)  (13,070)  (3,360)
   Change in unrealized
     appreciation
     (depreciation)......   3,763,478     27,523,149     88,262      46,730      64,735    11,722    3,125
   Capital gain
     distributions.......          --             --         --       4,021         281       256       --
                           -----------   -----------   --------     -------     -------   -------   ------
Net realized and
  unrealized gain (loss)
  on investments.........   1,904,213     16,634,935    (22,483)     (6,847)     (5,684)   (1,092)    (235)
                           -----------   -----------   --------     -------     -------   -------   ------
Increase (decrease) in
  net assets from
  operations............. $ 1,935,763     16,779,700     (5,138)     (3,218)     (3,205)   (1,072)    (101)
                           ===========   ===========   ========     =======     =======   =======   ======

                                 JPMORGAN INSURANCE TRUST
                          -------------------------------------
                                                      JPMORGAN
                                                     INSURANCE
                            JPMORGAN     JPMORGAN      TRUST
                           INSURANCE    INSURANCE   DIVERSIFIED
                             TRUST      TRUST CORE    MID CAP
                            BALANCED       BOND        GROWTH
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS 1      CLASS 1      CLASS 1
                          ------------ ------------ ------------
                               YEAR ENDED DECEMBER 31, 2009
                          -------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     3,917      147,104           --
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     1,377       52,385        6,100
                             ------      -------      -------
Net investment income
  (expense)..............     2,540       94,719       (6,100)
                             ------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    (1,512)     (48,385)      52,730
   Change in unrealized
     appreciation
     (depreciation)......    28,764      182,257       62,471
   Capital gain
     distributions.......        --           --           --
                             ------      -------      -------
Net realized and
  unrealized gain (loss)
  on investments.........    27,252      133,872      115,201
                             ------      -------      -------
Increase (decrease) in
  net assets from
  operations.............    29,792      228,591      109,101
                             ======      =======      =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              JPMORGAN INSURANCE TRUST (CONTINUED)
                          ------------------------------------------------------------------------------------------------
                              JPMORGAN        JPMORGAN                   JPMORGAN     JPMORGAN     JPMORGAN     JPMORGAN
                              INSURANCE      INSURANCE     JPMORGAN     INSURANCE    INSURANCE    INSURANCE    INSURANCE
                                TRUST          TRUST       INSURANCE      TRUST        TRUST        TRUST        TRUST
                               EQUITY        GOVERNMENT      TRUST       INTREPID     INTREPID     MID CAP     SMALL CAP
                                INDEX           BOND     INTERNATIONAL    GROWTH      MID CAP       VALUE         CORE
                            PORTFOLIO --    PORTFOLIO --    EQUITY     PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                               CLASS 1        CLASS 1      PORTFOLIO     CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          ----------------- ------------ ------------- ------------ ------------ ------------ ------------
                                            PERIOD FROM   PERIOD FROM
                                            JANUARY 1 TO  APRIL 27 TO
                             YEAR ENDED      APRIL 27,   DECEMBER 31,         YEAR ENDED          PERIOD FROM APRIL 27 TO
                          DECEMBER 31, 2009     2009         2009          DECEMBER 31, 2009         DECEMBER 31, 2009
                          ----------------- ------------ ------------- ------------------------  ------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $ 17,890         125,236       1,484         6,443        4,999           --          42
   Mortality and expense
     risk and
     administrative
     charges (note 4)....       13,093           8,711       1,286        15,536        6,107        1,638         173
                              --------        --------      ------       -------       ------       ------       -----
Net investment income
  (expense)..............        4,797         116,525         198        (9,093)      (1,108)      (1,638)       (131)
                              --------        --------      ------       -------       ------       ------       -----
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............       19,395         (52,549)      8,437        34,059        5,204        4,831         452
   Change in unrealized
     appreciation
     (depreciation)......      140,896         (93,162)     22,178       209,008       92,594       31,320       4,053
   Capital gain
     distributions.......           --          28,778          --            --           --           --          --
                              --------        --------      ------       -------       ------       ------       -----
Net realized and
  unrealized gain (loss)
  on investments.........      160,291        (116,933)     30,615       243,067       97,798       36,151       4,505
                              --------        --------      ------       -------       ------       ------       -----
Increase (decrease) in
  net assets from
  operations.............     $165,088            (408)     30,813       233,974       96,690       34,513       4,374
                              ========        ========      ======       =======       ======       ======       =====

                                           JANUS ASPEN SERIES
                          --------------------------------------

                            JPMORGAN
                           INSURANCE
                           TRUST U.S.    BALANCED      BALANCED
                             EQUITY    PORTFOLIO --  PORTFOLIO --
                          PORTFOLIO -- INSTITUTIONAL   SERVICE
                            CLASS 1       SHARES        SHARES
                          ------------ ------------- ------------


                                        YEAR ENDED
                                     DECEMBER 31, 2009
                          --------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    22,071      3,659,854     4,123,087
   Mortality and expense
     risk and
     administrative
     charges (note 4)....    15,425      1,776,732     2,617,915
                            -------     ----------    ----------
Net investment income
  (expense)..............     6,646      1,883,122     1,505,172
                            -------     ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............    28,422       (457,150)     (289,138)
   Change in unrealized
     appreciation
     (depreciation)......   193,212     20,452,127    25,774,390
   Capital gain
     distributions.......        --      4,710,788     5,507,814
                            -------     ----------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........   221,634     24,705,765    30,993,066
                            -------     ----------    ----------
Increase (decrease) in
  net assets from
  operations.............   228,280     26,588,887    32,498,238
                            =======     ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------
                                                       FLEXIBLE                               GLOBAL LIFE     GLOBAL
                           ENTERPRISE    ENTERPRISE      BOND          FORTY        FORTY       SCIENCES    TECHNOLOGY
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL INSTITUTIONAL   SERVICE      SERVICE      SERVICE
                             SHARES        SHARES       SHARES        SHARES        SHARES       SHARES       SHARES
                          ------------- ------------ ------------- ------------- ------------ ------------ ------------
                                                                               YEAR ENDED DECEMBER 31, 2009
                          ---------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $        --          --     1,097,172        20,959        12,116          --           --
   Mortality and expense
     risk and
     administrative
     charges (note 4)....      709,786      88,777       340,149       805,584     1,580,532      89,033       91,917
                           -----------   ---------     ---------    ----------    ----------   ---------    ---------
Net investment income
  (expense)..............     (709,786)    (88,777)      757,023      (784,625)   (1,568,416)    (89,033)     (91,917)
                           -----------   ---------     ---------    ----------    ----------   ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (2,545,664)   (234,034)      166,441      (723,553)   (2,751,890)    (85,744)     (23,842)
   Change in unrealized
     appreciation
     (depreciation)......   21,089,401   2,355,353     1,669,788    21,287,373    37,241,488   1,363,692    2,909,110
   Capital gain
     distributions.......           --          --        20,588            --            --      95,259           --
                           -----------   ---------     ---------    ----------    ----------   ---------    ---------
Net realized and
  unrealized gain (loss)
  on investments.........   18,543,737   2,121,319     1,856,817    20,563,820    34,489,598   1,373,207    2,885,268
                           -----------   ---------     ---------    ----------    ----------   ---------    ---------
Increase (decrease) in
  net assets from
  operations.............  $17,833,951   2,032,542     2,613,840    19,779,195    32,921,182   1,284,174    2,793,351
                           ===========   =========     =========    ==========    ==========   =========    =========

                          ----------------------------------------

                              JANUS        JANUS       OVERSEAS
                          PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL   SERVICE    INSTITUTIONAL
                             SHARES        SHARES       SHARES
                          ------------- ------------ -------------

                          ----------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     320,163       21,718       440,136
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     848,610       87,230     1,130,509
                           ----------    ---------    ----------
Net investment income
  (expense)..............    (528,447)     (65,512)     (690,373)
                           ----------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (2,764,205)    (242,302)   (2,698,740)
   Change in unrealized
     appreciation
     (depreciation)......  21,233,066    1,965,707    43,788,976
   Capital gain
     distributions.......          --           --     2,181,932
                           ----------    ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........  18,468,861    1,723,405    43,272,168
                           ----------    ---------    ----------
Increase (decrease) in
  net assets from
  operations.............  17,940,414    1,657,893    42,581,795
                           ==========    =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               JANUS ASPEN SERIES (CONTINUED)
                                    -----------------------------------------



                                                    RESEARCH
                                     OVERSEAS         CORE        WORLDWIDE
                                    PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                                      SERVICE     INSTITUTIONAL INSTITUTIONAL
                                      SHARES         SHARES        SHARES
                                    ------------  ------------- -------------

                                    -----------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....    $60,100            7         882,553
   Mortality and expense risk and
     administrative charges (note
     4)............................    229,073           30         881,944
                                    -----------      ------      ----------
Net investment income (expense)....  (168,973)          (23)            609
                                    -----------      ------      ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........    510,800       (9,650)     (5,345,726)
   Change in unrealized
     appreciation (depreciation)...  7,421,960        9,878      24,708,324
   Capital gain distributions......    423,178           --              --
                                    -----------      ------      ----------
Net realized and unrealized gain
  (loss) on investments............  8,355,938          228      19,362,598
                                    -----------      ------      ----------
Increase (decrease) in net assets
  from operations.................. $8,186,965          205      19,363,207
                                    ===========      ======      ==========

                                                                   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                    -----------  ----------------------------------------------------------------------------
                                                               LEGG MASON   LEGG MASON                             LEGG MASON
                                                  LEGG MASON  CLEARBRIDGE  CLEARBRIDGE   LEGG MASON                 WESTERN
                                                 CLEARBRIDGE    VARIABLE     VARIABLE   CLEARBRIDGE   LEGG MASON     ASSET
                                                   VARIABLE      EQUITY       EQUITY      VARIABLE   CLEARBRIDGE    VARIABLE
                                     WORLDWIDE    AGGRESSIVE     INCOME       INCOME    FUNDAMENTAL    VARIABLE    STRATEGIC
                                    PORTFOLIO --    GROWTH      BUILDER      BUILDER       VALUE      INVESTORS       BOND
                                      SERVICE    PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                                       SHARES      CLASS II     CLASS I      CLASS II     CLASS I      CLASS I      CLASS I
                                    ------------ ------------ ------------ ------------ ------------ ------------ ------------
                                              YEAR ENDED DECEMBER 31, 2009
                                    -----------------------------------------------------------------------------------------
Investment income and expense:
   Income -- Ordinary dividends....     85,237           --      170,092      230,740       108,597      207,003      782,124
   Mortality and expense risk and
     administrative charges (note
     4)............................    105,639       92,767       80,326      148,240       133,110      165,669      219,979
                                     ---------    ---------    ---------    ---------    ----------   ----------   ----------
Net investment income (expense)....    (20,402)     (92,767)      89,766       82,500       (24,513)      41,334      562,145
                                     ---------    ---------    ---------    ---------    ----------   ----------   ----------
Net realized and unrealized gain
  (loss) on investments:
   Net realized gain (loss)........   (595,621)    (828,668)    (986,826)    (729,109)   (1,417,809)  (1,229,404)  (1,279,802)
   Change in unrealized
     appreciation (depreciation)...  2,663,376    2,441,854    1,869,469    1,989,237     3,413,197    3,346,417    3,382,825
   Capital gain distributions......         --           --           --           --            --           --       11,467
                                     ---------    ---------    ---------    ---------    ----------   ----------   ----------
Net realized and unrealized gain
  (loss) on investments............  2,067,755    1,613,186      882,643    1,260,128     1,995,388    2,117,013    2,114,490
                                     ---------    ---------    ---------    ---------    ----------   ----------   ----------
Increase (decrease) in net assets
  from operations..................  2,047,353    1,520,419      972,409    1,342,628     1,970,875    2,158,347    2,676,635
                                     =========    =========    =========    =========    ==========   ==========   ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        MFS(R) VARIABLE INSURANCE TRUST
                          -------------------------------------------------------------------------------------------
                                           MFS(R) INVESTORS MFS(R) NEW  MFS(R) STRATEGIC MFS(R) TOTAL
                          MFS(R) INVESTORS      TRUST       DISCOVERY        INCOME         RETURN    MFS(R) UTILITIES
                            GROWTH STOCK      SERIES --     SERIES --      SERIES --      SERIES --      SERIES --
                             SERIES --         SERVICE       SERVICE        SERVICE        SERVICE        SERVICE
                           SERVICE CLASS        CLASS         CLASS          CLASS          CLASS          CLASS
                               SHARES           SHARES        SHARES         SHARES         SHARES         SHARES
                          ---------------- ---------------- ----------  ---------------- ------------ ----------------
                                                                                   YEAR ENDED DECEMBER 31, 2009
                          --------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    $   54,455         137,343             --       36,941        2,125,975      1,603,959
   Mortality and expense
     risk and
     administrative
     charges (note 4)....       187,509         160,790        286,472        7,115        1,274,508        517,957
                             ----------       ---------     ----------       ------       ----------     ----------
Net investment income
  (expense)..............      (133,054)        (23,447)      (286,472)      29,826          851,467      1,086,002
                             ----------       ---------     ----------       ------       ----------     ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (476,726)       (321,902)    (2,194,668)      13,554       (2,228,974)    (5,023,203)
   Change in unrealized
     appreciation
     (depreciation)......     4,433,707       2,641,095     11,008,600       32,658       11,171,205     12,797,176
   Capital gain
     distributions.......            --              --             --           --               --             --
                             ----------       ---------     ----------       ------       ----------     ----------
Net realized and
  unrealized gain (loss)
  on investments.........     3,956,981       2,319,193      8,813,932       46,212        8,942,231      7,773,973
                             ----------       ---------     ----------       ------       ----------     ----------
Increase (decrease) in
  net assets from
  operations.............    $3,823,927       2,295,746      8,527,460       76,038        9,793,698      8,859,975
                             ==========       =========     ==========       ======       ==========     ==========

                                 OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ------------------------------------------------
                                                  OPPENHEIMER  OPPENHEIMER
                          OPPENHEIMER OPPENHEIMER   CAPITAL      CAPITAL
                           BALANCED    BALANCED   APPRECIATION APPRECIATION
                          FUND/VA --  FUND/VA --   FUND/VA --   FUND/VA --
                          NON-SERVICE   SERVICE   NON-SERVICE    SERVICE
                            SHARES      SHARES       SHARES       SHARES
                          ----------- ----------- ------------ ------------

                          -------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........         --          --      137,117         538
   Mortality and expense
     risk and
     administrative
     charges (note 4)....    275,857     678,970      588,475     130,267
                          ----------  ----------   ----------   ---------
Net investment income
  (expense)..............   (275,857)   (678,970)    (451,358)   (129,729)
                          ----------  ----------   ----------   ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss).............. (4,522,691) (4,048,814)  (2,232,130)   (554,378)
   Change in unrealized
     appreciation
     (depreciation)......  8,203,545  11,058,796   17,491,179   3,676,540
   Capital gain
     distributions.......         --          --           --          --
                          ----------  ----------   ----------   ---------
Net realized and
  unrealized gain (loss)
  on investments.........  3,680,854   7,009,982   15,259,049   3,122,162
                          ----------  ----------   ----------   ---------
Increase (decrease) in
  net assets from
  operations.............  3,404,997   6,331,012   14,807,691   2,992,433
                          ==========  ==========   ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ------------------------------------------------------------------------------------
                                       OPPENHEIMER                          OPPENHEIMER
                          OPPENHEIMER    GLOBAL    OPPENHEIMER  OPPENHEIMER MAIN STREET OPPENHEIMER OPPENHEIMER
                           CORE BOND   SECURITIES  HIGH INCOME  MAIN STREET  SMALL CAP    MIDCAP      MIDCAP
                          FUND/VA --   FUND/VA --  FUND/VA --   FUND/VA --  FUND/VA --  FUND/VA --  FUND/VA --
                          NON-SERVICE    SERVICE   NON-SERVICE    SERVICE     SERVICE   NON-SERVICE   SERVICE
                            SHARES       SHARES      SHARES       SHARES      SHARES      SHARES      SHARES
                          -----------  ----------- -----------  ----------- ----------- ----------- -----------
                                                                            YEAR ENDED DECEMBER 31, 2009
                          -------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends........... $        --   1,883,741           --   1,694,042     254,797          --         --
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     292,522   1,561,275      100,942   1,820,873     633,001     323,656     31,333
                          -----------  ----------  -----------  ----------  ----------  ----------   --------
Net investment income
  (expense)..............    (292,522)    322,466     (100,942)   (126,831)   (378,204)   (323,656)   (31,333)
                          -----------  ----------  -----------  ----------  ----------  ----------   --------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............  (4,059,155) (3,744,133) (10,606,791)  1,346,164  (3,275,795) (2,576,895)  (302,036)
   Change in unrealized
     appreciation
     (depreciation)......   5,752,869  32,386,518   12,223,931  24,780,385  16,059,342   9,378,321    875,880
   Capital gain
     distributions.......          --   2,088,932           --          --          --          --         --
                          -----------  ----------  -----------  ----------  ----------  ----------   --------
Net realized and
  unrealized gain (loss)
  on investments.........   1,693,714  30,731,317    1,617,140  26,126,549  12,783,547   6,801,426    573,844
                          -----------  ----------  -----------  ----------  ----------  ----------   --------
Increase (decrease) in
  net assets from
  operations............. $ 1,401,192  31,053,783    1,516,198  25,999,718  12,405,343   6,477,770    542,511
                          ===========  ==========  ===========  ==========  ==========  ==========   ========

                                PIMCO VARIABLE INSURANCE TRUST
                          -----------------------------------------
                                        FOREIGN BOND
                           ALL ASSET     PORTFOLIO
                          PORTFOLIO --  (U.S. DOLLAR    HIGH YIELD
                            ADVISOR      HEDGED) --    PORTFOLIO --
                             CLASS     ADMINISTRATIVE ADMINISTRATIVE
                             SHARES     CLASS SHARES   CLASS SHARES
                          ------------ -------------- --------------

                          ------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........    657,371      717,825        8,132,347
   Mortality and expense
     risk and
     administrative
     charges (note 4)....    149,732       83,953        1,511,986
                           ---------      -------       ----------
Net investment income
  (expense)..............    507,639      633,872        6,620,361
                           ---------      -------       ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (442,964)      (4,098)      (3,122,176)
   Change in unrealized
     appreciation
     (depreciation)......  1,518,061       67,495       26,546,820
   Capital gain
     distributions.......         --           --               --
                           ---------      -------       ----------
Net realized and
  unrealized gain (loss)
  on investments.........  1,075,097       63,397       23,424,644
                           ---------      -------       ----------
Increase (decrease) in
  net assets from
  operations.............  1,582,736      697,269       30,045,005
                           =========      =======       ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          RYDEX
                                                                        VARIABLE
                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)     TRUST      THE ALGER PORTFOLIOS
                          -------------------------------------------- ----------- ------------------------  ------------
                            LONG-TERM                                                 ALGER                    JENNISON
                               U.S.                                                 LARGE CAP   ALGER SMALL     20/20
                            GOVERNMENT    LOW DURATION   TOTAL RETURN                 GROWTH     CAP GROWTH     FOCUS
                           PORTFOLIO --   PORTFOLIO --   PORTFOLIO --              PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  NASDAQ --   CLASS I-2    CLASS I-2     CLASS II
                           CLASS SHARES   CLASS SHARES   CLASS SHARES  100(R) FUND    SHARES       SHARES       SHARES
                          -------------- -------------- -------------- ----------- ------------ ------------ ------------
                                                                               YEAR ENDED DECEMBER 31, 2009
                          -----------------------------------------------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........  $  5,753,377    15,434,859     25,075,595           --      231,109           --         447
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     1,288,297     4,150,889      5,870,548       86,060      510,383      403,124     208,654
                           ------------    ----------     ----------    ---------   ----------   ----------   ---------
Net investment income
  (expense)..............     4,465,080    11,283,970     19,205,047      (86,060)    (279,274)    (403,124)   (208,207)
                           ------------    ----------     ----------    ---------   ----------   ----------   ---------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............     1,359,343       662,404      4,685,379     (335,905)  (2,514,747)  (1,080,434)   (898,245)
   Change in unrealized
     appreciation
     (depreciation)......   (13,732,834)    7,967,991     11,371,438    2,731,933   15,945,547   11,444,785   7,068,959
   Capital gain
     distributions.......     2,786,691     5,272,405      6,441,186           --           --           --          --
                           ------------    ----------     ----------    ---------   ----------   ----------   ---------
Net realized and
  unrealized gain (loss)
  on investments.........    (9,586,800)   13,902,800     22,498,003    2,396,028   13,430,800   10,364,351   6,170,714
                           ------------    ----------     ----------    ---------   ----------   ----------   ---------
Increase (decrease) in
  net assets from
  operations.............  $ (5,121,720)   25,186,770     41,703,050    2,309,968   13,151,526    9,961,227   5,962,507
                           ============    ==========     ==========    =========   ==========   ==========   =========


                           THE PRUDENTIAL SERIES FUND
                          ---------------------------------------
                                                         SP
                                         NATURAL    INTERNATIONAL
                            JENNISON    RESOURCES      GROWTH
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                            CLASS II     CLASS II     CLASS II
                             SHARES       SHARES       SHARES
                          ------------ ------------ -------------

                          ---------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........      6,846     5,027,074         160
   Mortality and expense
     risk and
     administrative
     charges (note 4)....     40,836       626,539         375
                            --------    ----------     -------
Net investment income
  (expense)..............    (33,990)    4,400,535        (215)
                            --------    ----------     -------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............   (126,841)   (7,578,976)    (57,640)
   Change in unrealized
     appreciation
     (depreciation)......    996,697    22,850,830      60,201
   Capital gain
     distributions.......         --            --          --
                            --------    ----------     -------
Net realized and
  unrealized gain (loss)
  on investments.........    869,856    15,271,854       2,561
                            --------    ----------     -------
Increase (decrease) in
  net assets from
  operations.............    835,866    19,672,389       2,346
                            ========    ==========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                          THE PRUDENTIAL   THE UNIVERSAL
                            SERIES FUND    INSTITUTIONAL       VAN KAMPEN LIFE
                            (CONTINUED)     FUNDS, INC.       INVESTMENT TRUST
                          --------------- --------------- ------------------------
                           SP PRUDENTIAL                    CAPITAL
                           U.S. EMERGING    EQUITY AND       GROWTH      COMSTOCK
                              GROWTH          INCOME      PORTFOLIO -- PORTFOLIO --
                           PORTFOLIO --    PORTFOLIO --     CLASS II     CLASS II
                          CLASS II SHARES CLASS II SHARES    SHARES       SHARES
                          --------------- --------------- ------------ ------------
                                        YEAR ENDED DECEMBER 31, 2009
                          --------------------------------------------------------
Investment income and
  expense:
   Income -- Ordinary
     dividends...........     $    34          312,487            --     2,159,605
   Mortality and expense
     risk and
     administrative
     charges (note 4)....         244          223,479        98,022       792,101
                              -------        ---------     ---------    ----------
Net investment income
  (expense)..............        (210)          89,008       (98,022)    1,367,504
                              -------        ---------     ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments:
   Net realized gain
     (loss)..............      (2,859)        (609,967)     (357,630)   (7,129,394)
   Change in unrealized
     appreciation
     (depreciation)......       7,577        2,604,262     3,528,200    17,658,659
   Capital gain
     distributions.......          --               --            --            --
                              -------        ---------     ---------    ----------
Net realized and
  unrealized gain (loss)
  on investments.........       4,718        1,994,295     3,170,570    10,529,265
                              -------        ---------     ---------    ----------
Increase (decrease) in
  net assets from
  operations.............     $ 4,508        2,083,303     3,072,548    11,896,769
                              =======        =========     =========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                                                             AIM VARIABLE INSURANCE FUNDS
                                                             ---------------------------------------------------------------------
                                                                  AIM V.I. BASIC          AIM V.I. CAPITAL     AIM V.I. CAPITAL
                                                                  VALUE FUND --         APPRECIATION FUND --   DEVELOPMENT FUND --
                                   CONSOLIDATED TOTAL            SERIES II SHARES         SERIES I SHARES       SERIES I SHARES
                             ------------------------------  -----------------------  -----------------------  ------------------
                                                                               YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------------
                                  2009            2008          2009         2008        2009         2008       2009      2008
                             --------------  --------------  ----------  -----------  ----------  -----------  -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   98,132,742     130,288,400     (44,185)     133,229    (105,424)    (289,856)     (46)      195
 Net realized gain
   (loss) on investments....   (454,148,830)   (750,267,284) (3,174,031)  (2,008,701)   (860,741)      83,385  (10,558)     (480)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  2,170,872,834  (3,497,468,160)  7,474,367  (13,972,955)  2,919,275  (10,001,670)  12,038   (15,917)
 Capital gain
   distribution.............     36,494,102     256,260,930          --    3,176,931          --           --       --     2,843
                             --------------  --------------  ----------  -----------  ----------  -----------  -------   -------
    Increase (decrease)
     in net assets from
     operations.............  1,851,350,848  (3,861,186,114)  4,256,151  (12,671,496)  1,953,110  (10,208,141)   1,434   (13,359)
                             --------------  --------------  ----------  -----------  ----------  -----------  -------   -------
From capital
 transactions (note 4):
 Net premiums...............    464,320,783   1,848,647,476      30,694      152,627     234,820      236,252       --        --
 Death benefits.............   (114,140,525)   (147,023,646)     17,715      (46,580)    (75,305)     (82,245)      --        --
 Surrenders.................   (826,993,330) (1,304,894,229) (1,144,453)  (1,961,736) (1,427,276)  (2,833,303)    (476)       --
 Administrative expenses....    (23,715,141)    (17,702,202)    (27,419)     (43,757)    (24,832)     (38,403)      --        --
 Capital contribution
   (withdrawal).............     (9,338,101)     11,365,728          --           --          --           --       --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............     21,134,167      69,587,725    (549,970)    (508,624)   (356,306)  (1,286,987) (11,850)    8,928
                             --------------  --------------  ----------  -----------  ----------  -----------  -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...   (488,732,147)    459,980,852  (1,673,433)  (2,408,070) (1,648,899)  (4,004,686) (12,326)    8,928
                             --------------  --------------  ----------  -----------  ----------  -----------  -------   -------
Increase (decrease) in
 net assets.................  1,362,618,701  (3,401,205,262)  2,582,718  (15,079,566)    304,211  (14,212,827) (10,892)   (4,431)
Net assets at beginning
 of year....................  8,078,040,766  11,479,246,028  10,642,215   25,721,781  11,716,110   25,928,937   16,950    21,381
                             --------------  --------------  ----------  -----------  ----------  -----------  -------   -------
Net assets at end of year... $9,440,659,467   8,078,040,766  13,224,933   10,642,215  12,020,321   11,716,110    6,058    16,950
                             ==============  ==============  ==========  ===========  ==========  ===========  =======   =======
Change in units (note 5):
 Units purchased............                                    284,190      630,443     194,289      256,659       --       890
 Units redeemed.............                                   (510,585)    (818,483)   (543,478)    (909,413)  (1,495)     (216)
                                                             ----------  -----------  ----------  -----------  -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........                                   (226,395)    (188,040)   (349,189)    (652,754)  (1,495)      674
                                                             ==========  ===========  ==========  ===========  =======   =======

                             ------------------------
                                  AIM V.I. CORE
                                  EQUITY FUND --
                                 SERIES I SHARES
                             -----------------------

                             ------------------------
                                2009         2008
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     28,380      102,704
 Net realized gain
   (loss) on investments....   (716,414)     (77,231)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  4,041,835   (7,213,621)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  3,353,801   (7,188,148)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    197,698      474,388
 Death benefits.............   (146,699)      19,269
 Surrenders................. (2,156,874)  (3,779,040)
 Administrative expenses....    (32,147)     (38,549)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (780,053)    (256,676)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,918,075)  (3,580,608)
                             ----------  -----------
Increase (decrease) in
 net assets.................    435,726  (10,768,756)
Net assets at beginning
 of year.................... 14,616,805   25,385,561
                             ----------  -----------
Net assets at end of year... 15,052,531   14,616,805
                             ==========  ===========
Change in units (note 5):
 Units purchased............    157,833      334,133
 Units redeemed.............   (497,067)    (687,615)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (339,234)    (353,482)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       AIM VARIABLE INSURANCE FUNDS (CONTINUED)
                            ----------------------------------------------------------------------------------------------
                                  AIM V.I.           AIM V.I.             AIM V.I.             AIM V.I.
                                   GLOBAL           GOVERNMENT         INTERNATIONAL           LARGE CAP        AIM V.I.
                                REAL ESTATE         SECURITIES             GROWTH               GROWTH         TECHNOLOGY
                                  FUND --            FUND --              FUND --               FUND --         FUND --
                              SERIES II SHARES   SERIES I SHARES      SERIES II SHARES      SERIES I SHARES  SERIES I SHARES
                            -------------------  ---------------  -----------------------  ----------------  -------------
                                                                YEAR ENDED DECEMBER 31,
                            ----------------------------------------------------------------------------------------------
                               2009      2008      2009    2008      2009         2008       2009     2008    2009    2008
                            ---------  --------  -------  ------  ----------  -----------  -------  -------  -----   ------
Increase (decrease) in
  net assets
From operations:
  Net investment income
   (expense)............... $  (6,657)   32,765      109     645    (166,289)  (1,075,017)    (113)    (354)   (59)     (69)
  Net realized gain
   (loss) on investments...   (24,358)  (89,646)     543     782  (4,302,049) (21,419,236)  (5,575)     121    (21)       1
  Change in unrealized
   appreciation
   (depreciation) on
   investments.............   134,300  (100,543)    (943)    979  21,004,146  (28,473,284)   5,844  (11,523) 3,638   (5,094)
  Capital gain
   distribution............        --    42,307       96      --          --      908,027       --       --     --       --
                            ---------  --------  -------  ------  ----------  -----------  -------  -------  -----   ------
     Increase (decrease)
       in net assets
       from operations.....   103,285  (115,117)    (195)  2,406  16,535,808  (50,059,510)     156  (11,756) 3,558   (5,162)
                            ---------  --------  -------  ------  ----------  -----------  -------  -------  -----   ------
From capital
  transactions (note 4):
  Net premiums.............        --    26,922      240     240   6,500,281   39,623,706       --       --     --       --
  Death benefits...........      (638)       --       --      --    (102,160)    (412,136)      --       --     --       --
  Surrenders...............   (14,527)  (10,726) (10,990)     --  (2,960,190)  (4,701,797)    (579)  (1,392)    --       --
  Administrative expenses..      (557)     (403)      --      --    (251,117)    (205,582)     (66)     (98)    --       --
  Capital contribution
   (withdrawal)............        --        --       --      --          --           --       --       --     --       --
  Transfers between
   subaccounts
   (including fixed
   account), net...........   (30,549)  196,895   (8,849) (1,066) (2,846,023) (22,595,440) (11,457)    (371)   (26)     223
                            ---------  --------  -------  ------  ----------  -----------  -------  -------  -----   ------
     Increase (decrease)
       in net assets
       from capital
       transactions........   (46,271)  212,688  (19,599)   (826)    340,791   11,708,751  (12,102)  (1,861)   (26)     223
                            ---------  --------  -------  ------  ----------  -----------  -------  -------  -----   ------
Increase (decrease) in
  net assets...............    57,014    97,571  (19,794)  1,580  16,876,599  (38,350,759) (11,946) (13,617) 3,532   (4,939)
Net assets at beginning
  of year..................   339,101   241,530   22,498  20,918  51,090,270   89,441,029   17,687   31,304  6,356   11,295
                            ---------  --------  -------  ------  ----------  -----------  -------  -------  -----   ------
Net assets at end of year.. $ 396,115   339,101    2,704  22,498  67,966,869   51,090,270    5,741   17,687  9,888    6,356
                            =========  ========  =======  ======  ==========  ===========  =======  =======  =====   ======
Change in units (note 5):
  Units purchased..........   272,160   107,446       26   2,648   6,875,531   16,579,773      556       55     --       69
  Units redeemed...........  (276,508)  (77,678)  (1,347) (2,702) (6,580,208) (15,878,776)  (2,392)    (246)   (13)      --
                            ---------  --------  -------  ------  ----------  -----------  -------  -------  -----   ------
  Net increase
   (decrease) in units
   from capital
   transactions with
   contract owners.........    (4,348)   29,768   (1,321)    (54)    295,323      700,997   (1,836)    (191)   (13)      69
                            =========  ========  =======  ======  ==========  ===========  =======  =======  =====   ======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              AIM VARIABLE
                                INSURANCE
                                  FUNDS
                               (CONTINUED)
                             --------------  -----------------------
                                                ALLIANCEBERNSTEIN
                                AIM V.I.         BALANCED WEALTH
                                UTILITIES           STRATEGY
                                 FUND --          PORTFOLIO --
                             SERIES I SHARES         CLASS B
                             --------------  ----------------------

                             ---------------------------------------
                              2009    2008      2009        2008
                             ------  ------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  102      96    (192,523)    176,298
 Net realized gain
   (loss) on investments....   (590)    (32)   (559,426) (1,213,550)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    673  (2,139)  5,042,343  (4,705,150)
 Capital gain
   distribution.............     31     462          --     286,892
                             ------  ------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............    216  (1,613)  4,290,394  (5,455,510)
                             ------  ------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     --      --   1,708,423  12,795,616
 Death benefits.............     --      --     (30,841)         --
 Surrenders.................   (889)     --  (1,051,689)   (289,666)
 Administrative expenses....     --      --    (111,419)    (46,984)
 Capital contribution
   (withdrawal).............     --      --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (61)  1,372   4,488,935   1,813,322
                             ------  ------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (950)  1,372   5,003,409  14,272,288
                             ------  ------  ----------  ----------
Increase (decrease) in
 net assets.................   (734)   (241)  9,293,803   8,816,778
Net assets at beginning
 of year....................  3,476   3,717  16,166,608   7,349,830
                             ------  ------  ----------  ----------
Net assets at end of year... $2,742   3,476  25,460,411  16,166,608
                             ======  ======  ==========  ==========
Change in units (note 5):
 Units purchased............     --     165   4,586,415   3,164,598
 Units redeemed.............   (125)    (51) (3,910,662) (1,525,083)
                             ------  ------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (125)    114     675,753   1,639,515
                             ======  ======  ==========  ==========



                             ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                             ---------------------------------------------------------------------------
                               ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN
                                GLOBAL THEMATIC            GROWTH AND               INTERNATIONAL
                                     GROWTH                  INCOME                     VALUE
                                  PORTFOLIO --            PORTFOLIO --               PORTFOLIO --
                                    CLASS B                  CLASS B                   CLASS B
                             ---------------------  ------------------------  -------------------------
                                    YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------
                                2009       2008         2009         2008         2009         2008
                             ---------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (72,675)    (69,559)   1,274,365    2,961,181     (458,728)      447,866
 Net realized gain
   (loss) on investments....  (298,292)   (489,929) (13,090,454)  (9,412,542) (13,771,143)  (96,941,416)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 2,292,867  (2,412,520)  22,412,444  (66,723,036)  37,041,603   (54,775,978)
 Capital gain
   distribution.............        --          --           --   17,130,860           --     8,477,020
                             ---------  ----------  -----------  -----------  -----------  ------------
    Increase (decrease)
     in net assets from
     operations............. 1,921,900  (2,972,008)  10,596,355  (56,043,537)  22,811,732  (142,792,508)
                             ---------  ----------  -----------  -----------  -----------  ------------
From capital
 transactions (note 4):
 Net premiums...............   389,471     313,536      964,959    1,376,160    6,797,756    82,871,961
 Death benefits.............    (2,690)     (8,555)    (403,624)    (442,688)    (118,284)   (1,285,248)
 Surrenders.................  (437,944)   (310,570)  (9,084,692) (16,645,597)  (4,432,815)   (8,874,504)
 Administrative expenses....   (16,148)    (11,875)    (140,470)    (201,234)    (307,555)     (381,305)
 Capital contribution
   (withdrawal).............        --          --           --           --           --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............ 1,624,042    (343,423)  (3,943,815)  (8,425,981)  (5,702,532)  (41,218,651)
                             ---------  ----------  -----------  -----------  -----------  ------------
    Increase (decrease)
     in net assets from
     capital transactions... 1,556,731    (360,887) (12,607,642) (24,339,340)  (3,763,430)   31,112,253
                             ---------  ----------  -----------  -----------  -----------  ------------
Increase (decrease) in
 net assets................. 3,478,631  (3,332,895)  (2,011,287) (80,382,877)  19,048,302  (111,680,255)
Net assets at beginning
 of year.................... 3,098,123   6,431,018   70,944,373  151,327,250   68,474,224   180,154,479
                             ---------  ----------  -----------  -----------  -----------  ------------
Net assets at end of year... 6,576,754   3,098,123   68,933,086   70,944,373   87,522,526    68,474,224
                             =========  ==========  ===========  ===========  ===========  ============
Change in units (note 5):
 Units purchased............   346,050     312,615    1,710,240    1,798,593   13,535,794    42,126,487
 Units redeemed.............  (191,565)   (327,582)  (3,209,417)  (3,850,834) (13,514,700)  (43,112,041)
                             ---------  ----------  -----------  -----------  -----------  ------------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   154,485     (14,967)  (1,499,177)  (2,052,241)      21,094      (985,554)
                             =========  ==========  ===========  ===========  ===========  ============

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                  AMERICAN CENTURY
                                   ALLIANCEBERNSTEIN VARIABLE PRODUCTS                VARIABLE
                                      SERIES FUND, INC. (CONTINUED)             PORTFOLIOS II, INC.
                             -----------------------------------------------  -----------------------
                                 ALLIANCEBERNSTEIN       ALLIANCEBERNSTEIN
                                     LARGE CAP               SMALL CAP              VP INFLATION
                                      GROWTH                   GROWTH                PROTECTION
                                   PORTFOLIO --             PORTFOLIO --              FUND --
                                      CLASS B                 CLASS B                 CLASS II
                             ------------------------  ---------------------  -----------------------
                                                                           YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------
                                 2009         2008        2009       2008         2009        2008
                             -----------  -----------  ---------  ----------  -----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (241,745)    (348,147)   (78,777)   (101,181)     123,312     133,657
 Net realized gain
   (loss) on investments....    (558,366)     (72,512)  (432,415) (1,116,850)   2,209,076    (154,504)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   5,485,000  (10,586,164) 2,262,327  (2,904,542)   6,320,817   1,816,412
 Capital gain
   distribution.............          --           --         --          --           --          --
                             -----------  -----------  ---------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   4,684,889  (11,006,823) 1,751,135  (4,122,573)   8,653,205   1,795,565
                             -----------  -----------  ---------  ----------  -----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     123,491      202,773    308,265     544,629   15,876,301   9,652,860
 Death benefits.............    (232,876)     (80,132)   (29,031)    (79,521)     (93,573)    (41,581)
 Surrenders.................  (1,958,046)  (3,017,337)  (529,250) (1,051,241)  (6,079,332) (2,282,642)
 Administrative expenses....     (35,055)     (49,034)   (14,692)    (14,172)    (531,049)    (78,650)
 Capital contribution
   (withdrawal).............          --           --         --          --           --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (682,485)    (391,006)  (229,213) (2,030,859)  26,074,866  71,748,943
                             -----------  -----------  ---------  ----------  -----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,784,971)  (3,334,736)  (493,921) (2,631,164)  35,247,213  78,998,930
                             -----------  -----------  ---------  ----------  -----------  ----------
Increase (decrease) in
 net assets.................   1,899,918  (14,341,559) 1,257,214  (6,753,737)  43,900,418  80,794,495
Net assets at beginning
 of year....................  14,864,465   29,206,024  4,590,464  11,344,201   84,951,946   4,157,451
                             -----------  -----------  ---------  ----------  -----------  ----------
Net assets at end of year... $16,764,383   14,864,465  5,847,678   4,590,464  128,852,364  84,951,946
                             ===========  ===========  =========  ==========  ===========  ==========
Change in units (note 5):
 Units purchased............     189,761      531,215    302,997     787,049   13,443,293  11,086,895
 Units redeemed.............    (674,896)  (1,084,439)  (368,653) (1,042,565) (10,048,134) (3,110,278)
                             -----------  -----------  ---------  ----------  -----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (485,135)    (553,224)   (65,656)   (255,516)   3,395,159   7,976,617
                             ===========  ===========  =========  ==========  ===========  ==========


                             AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                             ----------------------------------------

                                VP INCOME &
                                  GROWTH           VP INTERNATIONAL
                                  FUND --               FUND --
                                  CLASS I               CLASS I
                             ----------------   ----------------------

                             -----------------------------------------
                               2009      2008      2009        2008
                             -------   -------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   3,174       210       7,387     (29,233)
 Net realized gain
   (loss) on investments....  (7,285)   (4,047)    (76,434)   (773,617)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  29,024   (56,791)    590,079  (1,176,740)
 Capital gain
   distribution.............      --    13,372          --     268,768
                             -------   -------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  24,913   (47,256)    521,032  (1,710,822)
                             -------   -------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............      --        --          --     294,916
 Death benefits.............      --        --      (2,777)         --
 Surrenders.................  (6,594)   (5,500)   (102,190)   (177,020)
 Administrative expenses....    (200)     (212)     (2,477)     (3,887)
 Capital contribution
   (withdrawal).............      --        --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  43,656     9,110    (283,865)    173,922
                             -------   -------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  36,862     3,398    (391,309)    287,931
                             -------   -------  ----------  ----------
Increase (decrease) in
 net assets.................  61,775   (43,858)    129,723  (1,422,891)
Net assets at beginning
 of year....................  88,461   132,319   1,908,217   3,331,108
                             -------   -------  ----------  ----------
Net assets at end of year... 150,236    88,461   2,037,940   1,908,217
                             =======   =======  ==========  ==========
Change in units (note 5):
 Units purchased............   5,868     2,040   1,636,020     879,609
 Units redeemed.............  (2,002)   (1,493) (1,676,946)   (862,281)
                             -------   -------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   3,866       547     (40,926)     17,328
                             =======   =======  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                                         (CONTINUED)
                             -----------------------------------------



                                VP ULTRA(R)            VP VALUE
                              FUND -- CLASS I       FUND -- CLASS I
                             --------------------  -------------------

                             ------------------------------------------
                               2009       2008       2009       2008
                              -------    -------    -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (857)    (1,016)     7,262     11,557
 Net realized gain
   (loss) on investments....  (2,702)      (264)   (13,305)   (18,932)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  20,701    (36,472)    35,546    (73,958)
 Capital gain
   distribution.............      --      8,680         --     14,184
                              -------    -------    -------   -------
    Increase (decrease)
     in net assets from
     operations.............  17,142    (29,072)    29,503    (67,149)
                              -------    -------    -------   -------
From capital
 transactions (note 4):
 Net premiums...............      --         --         --      5,060
 Death benefits.............      --         --         --         --
 Surrenders.................  (1,209)      (662)    (5,368)   (11,172)
 Administrative expenses....    (303)      (269)      (483)      (544)
 Capital contribution
   (withdrawal).............      --         --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............   9,298     11,069     (2,081)    37,885
                              -------    -------    -------   -------
    Increase (decrease)
     in net assets from
     capital transactions...   7,786     10,138     (7,932)    31,229
                              -------    -------    -------   -------
 Increase (decrease) in
   net assets...............  24,928    (18,934)    21,571    (35,920)
 Net assets at beginning
   of year..................  43,313     62,247    175,918    211,838
                              -------    -------    -------   -------
 Net assets at end of
   year..................... $68,241     43,313    197,489    175,918
                              =======    =======    =======   =======
Change in units (note 5):
 Units purchased............   1,813      2,113     58,665     31,645
 Units redeemed.............    (898)    (1,055)   (59,909)   (29,639)
                              -------    -------    -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     915      1,058     (1,244)     2,006
                              =======    =======    =======   =======

                                              BLACKROCK VARIABLE SERIES FUNDS, INC.
                             -----------------------------------------------------------------------
                                                                                     BLACKROCK
                                    BLACKROCK                BLACKROCK               LARGE CAP
                                BASIC VALUE V.I.      GLOBAL ALLOCATION V.I.        GROWTH V.I.
                                     FUND --                  FUND --                 FUND --
                                CLASS III SHARES         CLASS III SHARES         CLASS III SHARES
                             ----------------------  ------------------------  ---------------------
                             YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------
                                2009        2008         2009         2008        2009       2008
                             ----------  ----------  -----------  -----------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     22,937      58,318      477,217    2,372,846    (29,284)    (38,747)
 Net realized gain
   (loss) on investments.... (1,618,969) (2,386,181)  (4,918,062) (25,428,483)  (210,302)   (284,019)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  4,083,720  (3,520,316)  75,230,734  (69,346,094)   816,076  (1,251,518)
 Capital gain
   distribution.............         --     132,402           --    1,666,320         --          --
                             ----------  ----------  -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............  2,487,688  (5,715,777)  70,789,889  (90,735,411)   576,490  (1,574,284)
                             ----------  ----------  -----------  -----------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............    924,202   1,134,379   43,529,151  189,049,653     20,821     130,995
 Death benefits.............    (16,566)         --     (812,347)    (344,724)        --     (27,064)
 Surrenders.................   (631,970)   (893,424) (15,975,899) (17,348,540)  (188,337)   (196,184)
 Administrative expenses....    (34,518)    (30,787)  (1,746,099)    (831,224)    (6,047)     (7,052)
 Capital contribution
   (withdrawal).............         --          --           --           --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (888,578) (1,678,537)  27,049,808   (1,339,538)   241,371     817,375
                             ----------  ----------  -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   (647,430) (1,468,369)  52,044,614  169,185,627     67,808     718,070
                             ----------  ----------  -----------  -----------  ---------  ----------
 Increase (decrease) in
   net assets...............  1,840,258  (7,184,146) 122,834,503   78,450,216    644,298    (856,214)
 Net assets at beginning
   of year..................  8,864,905  16,049,051  343,978,370  265,528,154  2,389,929   3,246,143
                             ----------  ----------  -----------  -----------  ---------  ----------
 Net assets at end of
   year..................... 10,705,163   8,864,905  466,812,873  343,978,370  3,034,227   2,389,929
                             ==========  ==========  ===========  ===========  =========  ==========
Change in units (note 5):
 Units purchased............    350,822     568,347   40,557,982   47,968,111     83,757     216,536
 Units redeemed.............   (382,494)   (678,831) (34,684,668) (31,552,594)   (78,092)   (151,636)
                             ----------  ----------  -----------  -----------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (31,672)   (110,484)   5,873,314   16,415,517      5,665      64,900
                             ==========  ==========  ===========  ===========  =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                BLACKROCK VARIABLE
                                SERIES FUNDS, INC.
                                   (CONTINUED)            COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
                             -----------------------  -------------------------------------------------
                                                                                   COLUMBIA MARSICO
                                                                                     INTERNATIONAL
                                 BLACKROCK VALUE          COLUMBIA MARSICO        OPPORTUNITIES FUND,
                                OPPORTUNITIES V.I.     GROWTH FUND, VARIABLE      VARIABLE SERIES --
                             FUND -- CLASS III SHARES    SERIES -- CLASS A              CLASS B
                             -----------------------  -----------------------  ------------------------
                                                                        YEAR ENDED DECEMBER 31,
                             ---------------------------------------------------------------------------
                                 2009        2008        2009         2008         2009         2008
                             -----------  ----------  ----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   (44,372)     96,709    (260,865)    (609,572)     148,830   10,951,513
 Net realized gain
   (loss) on investments....  (1,859,361) (3,139,540) (2,514,190)     265,504  (13,505,586) (38,957,932)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   2,978,935       4,600  10,030,890  (23,945,989)  34,445,073  (71,648,938)
 Capital gain
   distribution.............          --      76,574          --           --           --   13,656,501
                             -----------  ----------  ----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   1,075,202  (2,961,657)  7,255,835  (24,290,057)  21,088,317  (85,998,856)
                             -----------  ----------  ----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     297,899     506,871   1,226,369    2,438,377    4,144,825   37,448,401
 Death benefits.............       1,020      23,474     (12,171)    (188,487)     (89,333)    (331,495)
 Surrenders.................    (300,391)   (805,342) (3,164,107)  (5,233,131)  (5,194,358)  (8,674,466)
 Administrative expenses....     (12,505)    (12,099)    (92,161)    (108,464)    (243,744)    (286,335)
 Capital contribution
   (withdrawal).............          --          --          --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (210,458)    186,624  (1,208,997) (12,044,622)  (6,001,946) (19,489,582)
                             -----------  ----------  ----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...    (224,435)   (100,472) (3,251,067) (15,136,327)  (7,384,556)   8,666,523
                             -----------  ----------  ----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................     850,767  (3,062,129)  4,004,768  (39,426,384)  13,703,761  (77,332,333)
Net assets at beginning
 of year....................   4,345,391   7,407,520  32,303,097   71,729,481   64,645,949  141,978,282
                             -----------  ----------  ----------  -----------  -----------  -----------
Net assets at end of year... $ 5,196,158   4,345,391  36,307,865   32,303,097   78,349,710   64,645,949
                             ===========  ==========  ==========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............     235,074     389,998     706,665    1,052,427    5,739,401   17,048,143
 Units redeemed.............    (262,750)   (382,925)   (925,134)  (1,946,847)  (6,123,371) (16,940,949)
                             -----------  ----------  ----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (27,676)      7,073    (218,469)    (894,420)    (383,970)     107,194
                             ===========  ==========  ==========  ===========  ===========  ===========


                                   DWS VARIABLE SERIES II
                             ---------------------------------

                                DWS DREMAN
                              SMALL MID CAP     DWS STRATEGIC
                               VALUE VIP --     VALUE VIP --
                              CLASS B SHARES   CLASS B SHARES
                             ---------------  ----------------

                             ----------------------------------
                              2009     2008     2009     2008
                             ------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     67    6,469    1,780    5,354
 Net realized gain
   (loss) on investments.... (6,596)  (9,881) (12,702) (14,706)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 22,909  (50,344)  27,314  (65,820)
 Capital gain
   distribution.............     --   25,381       --   16,026
                             ------  -------  -------  -------
    Increase (decrease)
     in net assets from
     operations............. 16,380  (28,375)  16,392  (59,146)
                             ------  -------  -------  -------
From capital
 transactions (note 4):
 Net premiums...............     --       --       --       --
 Death benefits.............     --       --       --       --
 Surrenders................. (3,960)    (791)  (2,864)  (5,226)
 Administrative expenses....   (260)    (268)    (107)    (169)
 Capital contribution
   (withdrawal).............     --       --       --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............  2,043   (1,103)     694    2,254
                             ------  -------  -------  -------
    Increase (decrease)
     in net assets from
     capital transactions... (2,177)  (2,162)  (2,277)  (3,141)
                             ------  -------  -------  -------
Increase (decrease) in
 net assets................. 14,203  (30,537)  14,115  (62,287)
Net assets at beginning
 of year.................... 58,504   89,041   66,774  129,061
                             ------  -------  -------  -------
Net assets at end of year... 72,707   58,504   80,889   66,774
                             ======  =======  =======  =======
Change in units (note 5):
 Units purchased............    756      994    2,490    2,875
 Units redeemed.............   (767)    (938)  (2,651)  (2,713)
                             ------  -------  -------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (11)      56     (161)     162
                             ======  =======  =======  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               DWS VARIABLE
                                SERIES II
                               (CONTINUED)                               DREYFUS
                             ---------------  -------------------------------------------------------------
                                                   DREYFUS
                                                 INVESTMENT        DREYFUS VARIABLE     THE DREYFUS SOCIALLY
                              DWS TECHNOLOGY  PORTFOLIOS MIDCAP   INVESTMENT FUND --     RESPONSIBLE GROWTH
                              VIP -- CLASS B  STOCK PORTFOLIO --     MONEY MARKET      FUND, INC. -- INITIAL
                                  SHARES       INITIAL SHARES          PORTFOLIO               SHARES
                             ---------------  ----------------   --------------------  ---------------------
                                                                     YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------
                               2009    2008     2009      2008      2009       2008       2009       2008
-                            -------  ------  -------   -------  ----------  --------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (121)   (138)    (133)    6,861      (9,905)    4,049    (18,116)    (32,174)
 Net realized gain
   (loss) on investments....    (140)      1  (27,746)   (2,198)        (12)       --   (134,264)    (53,331)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   4,058  (5,498)  48,583   (74,044)          1        (1) 1,029,813  (1,634,030)
 Capital gain
   distribution.............      --      --       --    10,604          --        --         --          --
                             -------  ------  -------   -------  ----------  --------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   3,797  (5,635)  20,704   (58,777)     (9,916)    4,048    877,433  (1,719,535)
                             -------  ------  -------   -------  ----------  --------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............      --      --       --        --          --   124,769        473       1,672
 Death benefits.............      --      --       --        --  (1,347,255) (337,421)    (9,507)    (14,581)
 Surrenders.................      --      --   (3,161)   (1,535)   (490,532) (582,369)  (172,792)   (255,646)
 Administrative expenses....     (21)    (23)    (283)     (771)       (948)   (1,602)   (11,411)    (15,928)
 Capital contribution
   (withdrawal).............      --      --       --        --          --        --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (466)    514  (17,769)    3,491   1,523,727   952,336    (57,336)    (35,947)
                             -------  ------  -------   -------  ----------  --------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (487)    491  (21,213)    1,185    (315,008)  155,713   (250,573)   (320,430)
                             -------  ------  -------   -------  ----------  --------  ---------  ----------
Increase (decrease) in
 net assets.................   3,310  (5,144)    (509)  (57,592)   (324,924)  159,761    626,860  (2,039,965)
Net assets at beginning
 of year....................   6,747  11,891   86,447   144,039     798,207   638,446  3,015,386   5,055,351
                             -------  ------  -------   -------  ----------  --------  ---------  ----------
Net assets at end of year... $10,057   6,747   85,938    86,447     473,283   798,207  3,642,246   3,015,386
                             =======  ======  =======   =======  ==========  ========  =========  ==========
Change in units (note 5):
 Units purchased............       7     105      831       812     259,092   172,243      8,508      14,006
 Units redeemed.............     (53)    (45)  (3,026)     (515)   (288,941) (157,690)   (64,174)    (68,746)
                             -------  ------  -------   -------  ----------  --------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (46)     60   (2,195)      297     (29,849)   14,553    (55,666)    (54,740)
                             =======  ======  =======   =======  ==========  ========  =========  ==========

                               EATON VANCE VARIABLE
                                      TRUST
                             -----------------------



                             VT FLOATING-RATE INCOME
                                       FUND
                             -----------------------

                             -----------------------
                                2009         2008
-                            ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  1,690,822    2,495,355
 Net realized gain
   (loss) on investments.... (1,583,904)  (9,128,769)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 17,255,821  (12,343,720)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations............. 17,362,739  (18,977,134)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............  4,228,890   23,320,624
 Death benefits.............        663       36,915
 Surrenders................. (4,708,543)  (5,113,432)
 Administrative expenses....   (205,891)    (150,986)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  5,887,321  (24,976,178)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  5,202,440   (6,883,057)
                             ----------  -----------
Increase (decrease) in
 net assets................. 22,565,179  (25,860,191)
Net assets at beginning
 of year.................... 39,804,100   65,664,291
                             ----------  -----------
Net assets at end of year... 62,369,279   39,804,100
                             ==========  ===========
Change in units (note 5):
 Units purchased............  6,285,042   11,687,030
 Units redeemed............. (5,736,147) (12,587,074)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    548,895     (900,044)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               EATON VANCE VARIABLE    EVERGREEN VARIABLE
                                TRUST (CONTINUED)         ANNUITY TRUST
                             -----------------------  --------------------
                                                          EVERGREEN VA
                               VT WORLDWIDE HEALTH        OMEGA FUND --
                                  SCIENCES FUND              CLASS 2
                             -----------------------  --------------------

                             ----------------------------------------------
                                 2009        2008        2009       2008
-                            -----------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    65,116    (151,972)   (16,796)   (20,428)
 Net realized gain
   (loss) on investments....    (652,631)   (337,901)   (78,999)  (609,385)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     572,111  (1,773,454)   583,752   (181,555)
 Capital gain
   distribution.............     526,359   1,087,048         --         --
                             -----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     operations.............     510,955  (1,176,279)   487,957   (811,368)
                             -----------  ----------  ---------  ---------
From capital
 transactions (note 4):
 Net premiums...............      76,951     360,256     63,520     33,508
 Death benefits.............     (13,650)    (60,265)   (17,903)        --
 Surrenders.................    (664,090)   (864,675)  (578,600)  (115,793)
 Administrative expenses....     (24,249)    (26,858)    (7,381)    (3,606)
 Capital contribution
   (withdrawal).............          --          --         --         --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (841,956)    495,283  5,864,572  1,092,079
                             -----------  ----------  ---------  ---------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,466,994)    (96,259) 5,324,208  1,006,188
                             -----------  ----------  ---------  ---------
Increase (decrease) in
 net assets.................    (956,039) (1,272,538) 5,812,165    194,820
Net assets at beginning
 of year....................   9,181,766  10,454,304  1,249,805  1,054,985
                             -----------  ----------  ---------  ---------
Net assets at end of year... $ 8,225,727   9,181,766  7,061,970  1,249,805
                             ===========  ==========  =========  =========
Change in units (note 5):
 Units purchased............     430,941     426,182  1,200,681    920,379
 Units redeemed.............    (553,997)   (459,986)  (776,755)  (864,695)
                             -----------  ----------  ---------  ---------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (123,056)    (33,804)   423,926     55,684
                             ===========  ==========  =========  =========

                                                    FEDERATED INSURANCE SERIES
                             ------------------------------------------------------------------------
                                                      FEDERATED CLOVER VALUE   FEDERATED HIGH INCOME
                                FEDERATED CAPITAL       FUND II -- PRIMARY        BOND FUND II --
                                 INCOME FUND II               SHARES               PRIMARY SHARES
                             ----------------------  -----------------------  -----------------------
                               YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------
                                2009        2008        2009         2008        2009         2008
-                            ----------  ----------  ----------  -----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    441,674     562,353     171,435    1,172,146   1,936,886    2,279,744
 Net realized gain
   (loss) on investments....   (598,741)   (688,420) (3,575,527)  (4,594,402) (1,610,239)  (2,669,995)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  2,268,286  (2,632,670)  4,836,240  (11,675,387)  8,490,748   (6,661,922)
 Capital gain
   distribution.............         --          --          --    5,771,902          --           --
                             ----------  ----------  ----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  2,111,219  (2,758,737)  1,432,148   (9,325,741)  8,817,395   (7,052,173)
                             ----------  ----------  ----------  -----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     13,933      57,741       9,412       12,594      32,702       39,540
 Death benefits.............   (191,412)   (215,123)   (171,323)    (378,771)   (234,182)    (426,017)
 Surrenders................. (1,237,235) (2,332,397) (1,733,751)  (4,558,462) (3,269,982)  (6,318,537)
 Administrative expenses....    (17,029)    (16,852)    (28,569)     (33,847)    (42,990)     (31,665)
 Capital contribution
   (withdrawal).............         --          --          --           --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (89,666)   (485,659)   (647,162)  (1,426,508)  4,078,732   (2,131,306)
                             ----------  ----------  ----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,521,409) (2,992,290) (2,571,393)  (6,384,994)    564,280   (8,867,985)
                             ----------  ----------  ----------  -----------  ----------  -----------
Increase (decrease) in
 net assets.................    589,810  (5,751,027) (1,139,245) (15,710,735)  9,381,675  (15,920,158)
Net assets at beginning
 of year....................  9,049,919  14,800,946  15,001,108   30,711,843  17,443,146   33,363,304
                             ----------  ----------  ----------  -----------  ----------  -----------
Net assets at end of year...  9,639,729   9,049,919  13,861,863   15,001,108  26,824,821   17,443,146
                             ==========  ==========  ==========  ===========  ==========  ===========
Change in units (note 5):
 Units purchased............     99,774     205,977      58,152      156,816     727,433      786,065
 Units redeemed.............   (233,969)   (438,790)   (330,117)    (671,917)   (697,928)  (1,386,057)
                             ----------  ----------  ----------  -----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (134,195)   (232,813)   (271,965)    (515,101)     29,505     (599,992)
                             ==========  ==========  ==========  ===========  ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   FEDERATED INSURANCE SERIES (CONTINUED)
                             -------------------------------------------------
                               FEDERATED HIGH INCOME      FEDERATED KAUFMANN
                              BOND FUND II -- SERVICE     FUND II -- SERVICE
                                      SHARES                    SHARES
                             ------------------------  -----------------------

                             --------------------------------------------------
                                 2009         2008        2009         2008
                             -----------  -----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 2,286,537    2,513,977    (814,088)     738,447
 Net realized gain
   (loss) on investments....  (2,255,086)  (2,466,343) (1,320,083)    (362,667)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  11,870,714   (8,772,916) 14,456,517  (24,742,325)
 Capital gain
   distribution.............          --           --          --    3,154,616
                             -----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  11,902,165   (8,725,282) 12,322,346  (21,211,929)
                             -----------  -----------  ----------  -----------
From capital
 transactions (Note 4):
 Net premiums...............     645,593      675,912   3,353,283    3,273,067
 Death benefits.............     (65,915)    (311,895)    (54,284)    (272,635)
 Surrenders.................  (3,328,439)  (4,787,924) (2,985,523)  (3,488,803)
 Administrative expenses....     (75,461)     (67,093)   (194,861)    (137,370)
 Capital contribution
   (withdrawal).............          --           --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   2,977,666   (3,143,145) (2,171,036)  10,794,034
                             -----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...     153,444   (7,634,145) (2,052,421)  10,168,293
                             -----------  -----------  ----------  -----------
 Increase (decrease) in
   net assets...............  12,055,609  (16,359,427) 10,269,925  (11,043,636)
 Net assets at beginning
   of year..................  21,880,583   38,240,010  45,844,623   56,888,259
                             -----------  -----------  ----------  -----------
 Net assets at end of
   year..................... $33,936,192   21,880,583  56,114,548   45,844,623
                             ===========  ===========  ==========  ===========
Change in units (note 5):
 Units purchased............   2,280,426      947,435   3,762,113    3,931,834
 Units redeemed.............  (2,191,870)  (1,538,594) (3,678,842)  (1,733,145)
                             -----------  -----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      88,556     (591,159)     83,271    2,198,689
                             ===========  ===========  ==========  ===========

                                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                             ---------------------------------------------------------------------------------

                               VIP ASSET MANAGER/SM        VIP ASSET MANAGER/SM        VIP BALANCED PORTFOLIO --
                             /PORTFOLIO -- INITIAL CLASS /PORTFOLIO -- SERVICE CLASS 2     SERVICE CLASS 2
                             --------------------------  ----------------------------  -----------------------
                              YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------
                                2009           2008         2009            2008          2009          2008
                              ----------   -----------    ----------     -----------   ----------   -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    889,821      7,221,142       63,160       1,553,959        96,123       406,270
 Net realized gain
   (loss) on investments.... (3,955,001)    (2,822,705)    (817,376)     (1,163,248)   (2,095,923)   (4,627,111)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 19,844,212    (39,696,221)   5,294,570      (9,197,084)   18,495,572   (19,334,511)
 Capital gain
   distribution.............         --      4,339,514           --       1,048,704            --     1,232,435
                              ----------   -----------    ----------     -----------   ----------   -----------
    Increase (decrease)
     in net assets from
     operations............. 16,779,032    (30,958,270)   4,540,354      (7,757,669)   16,495,772   (22,322,917)
                              ----------   -----------    ----------     -----------   ----------   -----------
From capital
 transactions (Note 4):
 Net premiums...............     17,529        107,222      203,557          78,332     4,690,221    12,552,034
 Death benefits.............   (888,869)    (1,095,159)      (5,526)         96,099       (21,404)      (50,697)
 Surrenders................. (7,511,694)   (15,741,011)  (1,378,704)     (1,245,596)   (2,802,922)   (3,981,730)
 Administrative expenses....    (84,953)       (95,706)     (31,428)        (39,086)     (148,783)      (67,465)
 Capital contribution
   (withdrawal).............         --             --           --              --            --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (814,852)      (641,598)    (354,330)     (1,958,381)    2,544,239     2,738,160
                              ----------   -----------    ----------     -----------   ----------   -----------
    Increase (decrease)
     in net assets from
     capital transactions... (9,282,839)   (17,466,252)  (1,566,431)     (3,068,632)    4,261,351    11,190,302
                              ----------   -----------    ----------     -----------   ----------   -----------
 Increase (decrease) in
   net assets...............  7,496,193    (48,424,522)   2,973,923     (10,826,301)   20,757,123   (11,132,615)
 Net assets at beginning
   of year.................. 68,001,001    116,425,523   16,286,061      27,112,362    44,795,214    55,927,829
                              ----------   -----------    ----------     -----------   ----------   -----------
 Net assets at end of
   year..................... 75,497,194     68,001,001   19,259,984      16,286,061    65,552,337    44,795,214
                              ==========   ===========    ==========     ===========   ==========   ===========
Change in units (note 5):
 Units purchased............    136,644        478,084      723,872         669,480     5,938,249     7,854,516
 Units redeemed.............   (532,382)    (1,125,455)    (847,166)       (974,594)   (5,389,038)   (6,514,247)
                              ----------   -----------    ----------     -----------   ----------   -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (395,738)      (647,371)    (123,294)       (305,114)      549,211     1,340,269
                              ==========   ===========    ==========     ===========   ==========   ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                          FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                     ----------------------------------------------------------------------------------------------------------
                                                                               VIP DYNAMIC CAPITAL
                                                                                   APPRECIATION
                          VIP CONTRAFUND(R)          VIP CONTRAFUND(R)         PORTFOLIO -- SERVICE      VIP EQUITY-INCOME
                     PORTFOLIO -- INITIAL CLASS  PORTFOLIO -- SERVICE CLASS 2        CLASS 2         PORTFOLIO -- INITIAL CLASS
                     --------------------------  ---------------------------  ---------------------  -------------------------
                                                                           YEAR ENDED DECEMBER 31,
                     ----------------------------------------------------------------------------------------------------------
                         2009          2008          2009          2008          2009       2008         2009         2008
                     ------------  ------------  -----------   ------------   ---------  ----------  -----------  ------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
   income
   (expense)........ $    (84,664)   (1,094,227)    (455,718)    (1,930,303)    (32,209)    (36,763)     918,959     1,578,478
 Net realized
   gain (loss)
   on investments...  (19,465,534)  (21,105,735) (19,347,560)   (59,626,810)   (560,896)   (417,896) (16,686,075)  (16,663,825)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   60,046,719  (106,852,219)  55,778,985    (69,029,266)  1,169,344  (1,329,237)  43,860,016   (86,476,852)
 Capital gain
   distribution.....           --     7,070,601           --      6,168,989          --      23,247           --       216,668
                     ------------  ------------  -----------   ------------   ---------  ----------  -----------  ------------
    Increase
     (decrease)
     in net
     assets from
     operations.....   40,496,521  (121,981,580)  35,975,707   (124,417,390)    576,239  (1,760,649)  28,092,900  (101,345,531)
                     ------------  ------------  -----------   ------------   ---------  ----------  -----------  ------------
From capital
 transactions
 (note 4):
 Net premiums.......      530,918       702,349    4,430,876     39,509,694      85,846     280,831      211,098       289,483
 Death benefits.....   (1,755,937)   (2,613,889)    (317,449)      (957,653)         --     (39,059)  (1,671,240)   (3,095,410)
 Surrenders.........  (17,040,692)  (46,143,313) (10,592,337)   (19,352,145)   (266,695)   (192,968) (13,432,444)  (37,630,707)
 Administrative
   expenses.........     (254,513)     (294,675)    (349,346)      (497,242)     (4,750)     (7,682)    (181,838)     (214,706)
 Capital
   contribution
   (withdrawal).....           --            --           --             --          --          --           --            --
 Transfers
   between
   subaccounts
   (including
   fixed
   account), net....   (6,740,041)  (19,096,383)  (6,772,443)   (51,763,947)   (327,636)   (192,650)  (4,189,062)  (16,232,421)
                     ------------  ------------  -----------   ------------   ---------  ----------  -----------  ------------
    Increase
     (decrease)
     in net
     assets from
     capital
     transactions...  (25,260,265)  (67,445,911) (13,600,699)   (33,061,293)   (513,235)   (151,528) (19,263,486)  (56,883,761)
                     ------------  ------------  -----------   ------------   ---------  ----------  -----------  ------------
Increase
 (decrease) in
 net assets.........   15,236,256  (189,427,491)  22,375,008   (157,478,683)     63,004  (1,912,177)   8,829,414  (158,229,292)
Net assets at
 beginning of
 year...............  138,790,931   328,218,422  116,785,778    274,264,461   2,364,065   4,276,242  115,268,425   273,497,717
                     ------------  ------------  -----------   ------------   ---------  ----------  -----------  ------------
Net assets at
 end of year........ $154,027,187   138,790,931  139,160,786    116,785,778   2,427,069   2,364,065  124,097,839   115,268,425
                     ============  ============  ===========   ============   =========  ==========  ===========  ============
Change in units
 (note 5):
 Units purchased....      645,127     1,755,648    3,869,022     16,274,256      66,021     127,234      484,228     1,151,505
 Units redeemed.....   (2,146,636)   (5,042,027)  (5,001,418)   (20,595,984)   (122,965)   (137,556)  (1,404,123)   (3,571,539)
                     ------------  ------------  -----------   ------------   ---------  ----------  -----------  ------------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners...........   (1,501,509)   (3,286,379)  (1,132,396)    (4,321,728)    (56,944)    (10,322)    (919,895)   (2,420,034)
                     ============  ============  ===========   ============   =========  ==========  ===========  ============

                     --------------------------

                         VIP EQUITY-INCOME
                        PORTFOLIO -- SERVICE
                              CLASS 2
                     -------------------------

                     --------------------------
                         2009         2008
                     -----------  ------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
   income
   (expense)........     291,953        10,490
 Net realized
   gain (loss)
   on investments... (10,968,041)  (37,023,041)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...  27,030,747   (42,069,586)
 Capital gain
   distribution.....          --       145,122
                     -----------  ------------
    Increase
     (decrease)
     in net
     assets from
     operations.....  16,354,659   (78,937,015)
                     -----------  ------------
From capital
 transactions
 (note 4):
 Net premiums.......     483,934    24,108,459
 Death benefits.....      14,550      (723,614)
 Surrenders.........  (7,195,642)  (15,125,458)
 Administrative
   expenses.........    (145,818)     (278,888)
 Capital
   contribution
   (withdrawal).....          --            --
 Transfers
   between
   subaccounts
   (including
   fixed
   account), net....  (3,569,077)  (33,408,166)
                     -----------  ------------
    Increase
     (decrease)
     in net
     assets from
     capital
     transactions... (10,412,053)  (25,427,667)
                     -----------  ------------
Increase
 (decrease) in
 net assets.........   5,942,606  (104,364,682)
Net assets at
 beginning of
 year...............  66,612,063   170,976,745
                     -----------  ------------
Net assets at
 end of year........  72,554,669    66,612,063
                     ===========  ============
Change in units
 (note 5):
 Units purchased....   2,124,056    12,421,510
 Units redeemed.....  (3,335,056)  (16,361,289)
                     -----------  ------------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners...........  (1,211,000)   (3,939,779)
                     ===========  ============

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             --------------------------

                                VIP GROWTH & INCOME
                             PORTFOLIO -- INITIAL CLASS
                             ------------------------

                             --------------------------
                                 2009          2008
                             -----------   -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (110,974)      782,406
 Net realized gain
   (loss) on investments....  (3,035,739)   (1,388,704)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   9,085,824   (25,249,430)
 Capital gain
   distribution.............          --     4,116,891
                             -----------   -----------
    Increase (decrease)
     in net assets from
     operations.............   5,939,111   (21,738,837)
                             -----------   -----------
From capital
 transactions (note 4):
 Net premiums...............      69,872        29,246
 Death benefits.............    (183,248)     (996,170)
 Surrenders.................  (3,096,518)   (7,484,432)
 Administrative expenses....     (60,457)      (71,217)
 Capital contribution
   (withdrawal).............          --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,338,810)   (3,346,571)
                             -----------   -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (4,609,161)  (11,869,144)
                             -----------   -----------
Increase (decrease) in
 net assets.................   1,329,950   (33,607,981)
Net assets at beginning
 of year....................  26,127,979    59,735,960
                             -----------   -----------
Net assets at end of year... $27,457,929    26,127,979
                             ===========   ===========
Change in units (note 5):
 Units purchased............     279,825       312,726
 Units redeemed.............    (776,744)   (1,259,012)
                             -----------   -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (496,919)     (946,286)
                             ===========   ===========

                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             ----------------------------------------------------------------------------------------------------
                               VIP GROWTH & INCOME           VIP GROWTH
                               PORTFOLIO -- SERVICE   OPPORTUNITIES PORTFOLIO -- VIP GROWTH PORTFOLIO --
                                     CLASS 2               INITIAL CLASS              INITIAL CLASS
                             -----------------------  -------------------------  -----------------------
                                                      YEAR ENDED DECEMBER 31,
                             ----------------------------------------------------------------------------------------------------
                                2009         2008        2009          2008         2009         2008
                             ----------  -----------  ----------   -----------   ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (109,570)     359,644     (78,233)     (154,613)    (528,432)    (697,469)
 Net realized gain
   (loss) on investments.... (1,779,176)    (801,080) (1,020,208)     (365,679)  (5,301,186)     761,772
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  5,454,165  (14,280,973)  4,032,506    (9,944,231)  20,512,726  (64,684,717)
 Capital gain
   distribution.............         --    2,279,956          --            --           --           --
                             ----------  -----------  ----------   -----------   ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  3,565,419  (12,442,453)  2,934,065   (10,464,523)  14,683,108  (64,620,414)
                             ----------  -----------  ----------   -----------   ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    822,280      975,579      39,741         6,877       17,709      189,858
 Death benefits.............   (132,451)       4,337     (13,553)      (69,230)    (524,864)    (946,682)
 Surrenders................. (1,688,072)  (2,600,523)   (736,312)   (2,428,379)  (6,614,200) (18,622,898)
 Administrative expenses....    (42,976)     (53,276)    (18,779)      (21,342)    (109,152)    (133,599)
 Capital contribution
   (withdrawal).............         --           --          --            --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (777,339)  (3,187,303)    (47,494)     (248,210)  (2,300,512)  (4,955,153)
                             ----------  -----------  ----------   -----------   ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,818,558)  (4,861,186)   (776,397)   (2,760,284)  (9,531,019) (24,468,474)
                             ----------  -----------  ----------   -----------   ----------  -----------
Increase (decrease) in
 net assets.................  1,746,861  (17,303,639)  2,157,668   (13,224,807)   5,152,089  (89,088,888)
Net assets at beginning
 of year.................... 14,963,999   32,267,638   7,394,955    20,619,762   63,331,653  152,420,541
                             ----------  -----------  ----------   -----------   ----------  -----------
Net assets at end of year... 16,710,860   14,963,999   9,552,623     7,394,955   68,483,742   63,331,653
                             ==========  ===========  ==========   ===========   ==========  ===========
Change in units (note 5):
 Units purchased............    374,882      360,186     209,697       302,807      201,197      704,062
 Units redeemed.............   (576,588)    (866,002)   (315,500)     (637,526)    (867,776)  (1,976,610)
                             ----------  -----------  ----------   -----------   ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (201,706)    (505,816)   (105,803)     (334,719)    (666,579)  (1,272,548)
                             ==========  ===========  ==========   ===========   ==========  ===========

                             -----------------------

                             VIP GROWTH PORTFOLIO --
                                 SERVICE CLASS 2
                             -----------------------

                             -----------------------
                                2009         2008
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (282,899)    (411,888)
 Net realized gain
   (loss) on investments.... (2,927,724)   1,291,244
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  8,284,895  (24,153,439)
 Capital gain
   distribution.............         --           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  5,074,272  (23,274,083)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    135,658      445,220
 Death benefits.............   (126,695)    (517,929)
 Surrenders................. (2,819,314)  (7,053,468)
 Administrative expenses....    (51,640)     (82,096)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  1,300,660   (7,288,279)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,561,331) (14,496,552)
                             ----------  -----------
Increase (decrease) in
 net assets.................  3,512,941  (37,770,635)
Net assets at beginning
 of year.................... 22,606,225   60,376,860
                             ----------  -----------
Net assets at end of year... 26,119,166   22,606,225
                             ==========  ===========
Change in units (note 5):
 Units purchased............  1,191,902    1,852,601
 Units redeemed............. (1,488,292)  (3,713,701)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (296,390)  (1,861,100)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                             -----------------------------------------------------------------------------------------------
                               VIP INVESTMENT GRADE      VIP MID CAP
                                 BOND PORTFOLIO --       PORTFOLIO --    VIP MID CAP PORTFOLIO --  VIP OVERSEAS PORTFOLIO --
                                  SERVICE CLASS 2       INITIAL CLASS        SERVICE CLASS 2            INITIAL CLASS
                             ------------------------  ---------------  -------------------------  -----------------------
                                                                            YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2009         2008      2009     2008       2009         2008         2009          2008
-                            -----------  -----------  ------  -------  -----------  ------------  ----------   -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   705,928      601,262     124    1,278     (681,118)    6,222,932     316,824     1,981,598
 Net realized gain
   (loss) on investments....      39,168   (2,805,645)   (110)    (117) (12,690,950)  (21,912,872) (4,127,565)     (308,091)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     519,959     (770,605)  8,724  (19,629)  49,856,211   (99,155,588) 10,235,796   (39,325,102)
 Capital gain
   distribution.............          --           --      --    3,718           --    23,612,799          --     6,174,639
                             -----------  -----------  ------  -------  -----------  ------------  ----------   -----------
    Increase (decrease)
     in net assets from
     operations.............   1,265,055   (2,974,988)  8,738  (14,750)  36,484,143   (91,232,729)  6,425,055   (31,476,956)
                             -----------  -----------  ------  -------  -----------  ------------  ----------   -----------
From capital
 transactions (note 4):
 Net premiums...............   2,112,414   22,473,106     240      240    1,811,376    12,903,327      12,061        45,007
 Death benefits.............          --      (77,373)     --       --     (903,861)     (740,098)   (313,405)     (615,856)
 Surrenders.................  (1,010,379)  (1,840,658)   (600)      --  (12,384,372)  (25,048,707) (3,336,621)  (12,629,603)
 Administrative expenses....     (48,624)     (72,055)     --       --     (282,985)     (355,961)    (49,654)      (60,433)
 Capital contribution
   (withdrawal).............          --           --      --       --           --            --          --            --
 Transfers between
   subaccounts
   (including
   fixed account), net......   4,982,526  (39,546,236)    (72)      60   (6,294,828)  (32,498,172) (2,025,525)   (5,794,974)
                             -----------  -----------  ------  -------  -----------  ------------  ----------   -----------
    Increase (decrease)
     in net assets from
     capital transactions...   6,035,937  (19,063,216)   (432)     300  (18,054,670)  (45,739,611) (5,713,144)  (19,055,859)
                             -----------  -----------  ------  -------  -----------  ------------  ----------   -----------
Increase (decrease) in
 net assets.................   7,300,992  (22,038,204)  8,306  (14,450)  18,429,473  (136,972,340)    711,911   (50,532,815)
Net assets at beginning
 of year....................   6,309,446   28,347,650  22,373   36,823  108,556,538   245,528,878  32,712,020    83,244,835
                             -----------  -----------  ------  -------  -----------  ------------  ----------   -----------
Net assets at end of year... $13,610,438    6,309,446  30,679   22,373  126,986,011   108,556,538  33,423,931    32,712,020
                             ===========  ===========  ======  =======  ===========  ============  ==========   ===========
Change in units (note 5):
 Units purchased............   1,366,814    9,285,161      14      133    1,445,406     6,441,851     215,310       557,036
 Units redeemed.............    (776,522) (11,441,801)    (35)    (117)  (2,607,256)   (9,531,256)   (584,687)   (1,565,547)
                             -----------  -----------  ------  -------  -----------  ------------  ----------   -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     590,292   (2,156,640)    (21)      16   (1,161,850)   (3,089,405)   (369,377)   (1,008,511)
                             ===========  ===========  ======  =======  ===========  ============  ==========   ===========

                             ---------------------
                              VIP VALUE STRATEGIES
                                  PORTFOLIO --
                                SERVICE CLASS 2
                             ---------------------

                             ---------------------
                                2009       2008
-                            ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (35,681)    598,061
 Net realized gain
   (loss) on investments....  (799,023) (1,631,144)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 2,050,049  (1,911,718)
 Capital gain
   distribution.............        --     258,167
                             ---------  ----------
    Increase (decrease)
     in net assets from
     operations............. 1,215,345  (2,686,634)
                             ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............   109,028     201,549
 Death benefits.............    (8,884)    (27,447)
 Surrenders.................  (159,721)   (400,549)
 Administrative expenses....    (7,635)     (9,166)
 Capital contribution
   (withdrawal).............        --          --
 Transfers between
   subaccounts
   (including
   fixed account), net......   680,034  (1,838,283)
                             ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...   612,822  (2,073,896)
                             ---------  ----------
Increase (decrease) in
 net assets................. 1,828,167  (4,760,530)
Net assets at beginning
 of year.................... 2,239,043   6,999,573
                             ---------  ----------
Net assets at end of year... 4,067,210   2,239,043
                             =========  ==========
Change in units (note 5):
 Units purchased............   510,155     268,353
 Units redeemed.............  (450,519)   (436,896)
                             ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    59,636    (168,543)
                             =========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                             --------------------------------------------------------------------------------------------------
                                                           FRANKLIN LARGE     FRANKLIN TEMPLETON VIP
                                   FRANKLIN INCOME           CAP GROWTH           FOUNDING FUNDS            MUTUAL SHARES
                                 SECURITIES FUND --      SECURITIES FUND --     ALLOCATION FUND --        SECURITIES FUND --
                                   CLASS 2 SHARES          CLASS 2 SHARES         CLASS 2 SHARES            CLASS 2 SHARES
                             --------------------------  ------------------  ------------------------  -----------------------
                                                                               YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2009          2008        2009      2008        2009         2008        2009         2008
                             ------------  ------------  --------  --------  -----------  -----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 39,218,165    30,157,028      (958)   14,655      662,313      805,325     188,467      527,241
 Net realized gain
   (loss) on investments....  (40,530,648)  (53,407,215)  (28,834)  (85,610) (10,103,364) (16,004,446)   (316,358)  (3,610,615)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  183,573,163  (253,912,898)  120,207  (214,052)  39,580,683  (53,184,714) 16,961,715   (8,945,284)
 Capital gain
   distribution.............           --    10,998,392        --    27,913           --    3,402,349          --      810,164
                             ------------  ------------  --------  --------  -----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  182,260,680  (266,164,693)   90,415  (257,094)  30,139,632  (64,981,486) 16,833,824  (11,218,494)
                             ------------  ------------  --------  --------  -----------  -----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    4,630,551   175,549,625        --     5,268    1,365,361   84,958,277   9,646,791    6,751,368
 Death benefits.............     (619,596)     (642,151)       --        --     (256,798)     (92,428)    (87,433)    (104,516)
 Surrenders.................  (39,210,491)  (41,706,343)  (25,574) (111,079)  (4,824,405)  (4,637,252) (3,651,815)  (2,399,563)
 Administrative expenses....   (1,562,620)   (1,037,518)   (1,003)   (1,558)    (625,005)    (473,660)   (318,605)     (93,655)
 Capital contribution
   (withdrawal).............           --            --        --        --           --           --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (62,017,484)  (22,214,027)  (79,833)   12,705  (17,154,595)  31,553,109   1,408,958   37,090,227
                             ------------  ------------  --------  --------  -----------  -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (98,779,640)  109,949,586  (106,410)  (94,664) (21,495,442) 111,308,046   6,997,896   41,243,861
                             ------------  ------------  --------  --------  -----------  -----------  ----------  -----------
Increase (decrease) in
 net assets.................   83,481,040  (156,215,107)  (15,995) (351,758)   8,644,190   46,326,560  23,831,720   30,025,367
Net assets at beginning
 of year....................  613,810,904   770,026,011   420,907   772,665  119,561,818   73,235,258  62,753,680   32,728,313
                             ------------  ------------  --------  --------  -----------  -----------  ----------  -----------
Net assets at end of year... $697,291,944   613,810,904   404,912   420,907  128,206,008  119,561,818  86,585,400   62,753,680
                             ============  ============  ========  ========  ===========  ===========  ==========  ===========
Change in units (note 5):
 Units purchased............   51,628,122    78,143,644   248,745   129,080   16,534,003   25,402,362   9,805,010    9,397,653
 Units redeemed.............  (63,009,798)  (65,505,199) (261,996) (137,021) (19,623,824) (13,500,734) (8,582,574)  (3,060,574)
                             ------------  ------------  --------  --------  -----------  -----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (11,381,676)   12,638,445   (13,251)   (7,941)  (3,089,821)  11,901,628   1,222,436    6,337,079
                             ============  ============  ========  ========  ===========  ===========  ==========  ===========

                             ------------------------

                                TEMPLETON FOREIGN
                                SECURITIES FUND --
                                  CLASS 1 SHARES
                             -----------------------

                             ------------------------
                                2009         2008
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    215,181      324,630
 Net realized gain
   (loss) on investments.... (1,395,678)  (1,147,216)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  3,688,400   (8,140,789)
 Capital gain
   distribution.............    401,597    1,356,102
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  2,909,500   (7,607,273)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    107,094      115,992
 Death benefits.............      5,964     (160,090)
 Surrenders................. (1,184,256)  (3,812,974)
 Administrative expenses....    (19,024)     (20,947)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    729,924   (1,098,292)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (360,298)  (4,976,311)
                             ----------  -----------
Increase (decrease) in
 net assets.................  2,549,202  (12,583,584)
Net assets at beginning
 of year....................  9,297,622   21,881,206
                             ----------  -----------
Net assets at end of year... 11,846,824    9,297,622
                             ==========  ===========
Change in units (note 5):
 Units purchased............    266,810      435,325
 Units redeemed.............   (327,683)    (835,638)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (60,873)    (400,313)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                             -----------------------------------------------------------------------------------------
                                                      TEMPLETON GLOBAL   TEMPLETON GLOBAL BOND
                                TEMPLETON FOREIGN     ASSET ALLOCATION        SECURITIES           TEMPLETON GROWTH
                                SECURITIES FUND --         FUND --              FUND --           SECURITIES FUND --
                                  CLASS 2 SHARES       CLASS 2 SHARES       CLASS 1 SHARES          CLASS 2 SHARES
                             -----------------------  ----------------  ----------------------  ----------------------
                                                                           YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------
                                 2009        2008       2009     2008      2009        2008        2009        2008
                             -----------  ----------  -------  -------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    38,011      51,946    7,309   17,060   1,083,086     211,614     195,413      72,094
 Net realized gain
   (loss) on investments....     (86,142)   (999,169) (38,880) (21,207)    122,256     317,655  (1,748,049) (2,070,299)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     598,358  (1,187,430)  45,954  (63,073)    166,579    (196,074)  4,975,952  (7,252,711)
 Capital gain
   distribution.............      93,750     303,903    1,406   20,841          --          --          --   1,007,414
                             -----------  ----------  -------  -------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............     643,977  (1,830,750)  15,789  (46,379)  1,371,921     333,195   3,423,316  (8,243,502)
                             -----------  ----------  -------  -------  ----------  ----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............          --     335,086       --       --      21,734      70,597   1,331,753   1,691,769
 Death benefits.............      (2,833)         --       --       --     (95,789)   (133,330)    (24,433)   (207,768)
 Surrenders.................    (110,130)   (222,627) (13,498) (17,998)   (601,624) (1,312,509)   (506,534)   (981,631)
 Administrative expenses....      (2,993)     (4,269)    (307)    (515)    (16,018)    (11,843)    (35,909)    (36,240)
 Capital contribution
   (withdrawal).............          --          --       --       --          --          --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (257,697)   (127,265) (25,225) (15,675)  1,524,104   1,833,499  (1,164,296) (1,245,291)
                             -----------  ----------  -------  -------  ----------  ----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    (373,653)    (19,075) (39,030) (34,188)    832,407     446,414    (399,419)   (779,161)
                             -----------  ----------  -------  -------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.................     270,324  (1,849,825) (23,241) (80,567)  2,204,328     779,609   3,023,897  (9,022,663)
Net assets at beginning
 of year....................   2,069,177   3,919,002  121,032  201,599   8,285,217   7,505,608  11,612,242  20,634,905
                             -----------  ----------  -------  -------  ----------  ----------  ----------  ----------
Net assets at end of year... $ 2,339,501   2,069,177   97,791  121,032  10,489,545   8,285,217  14,636,139  11,612,242
                             ===========  ==========  =======  =======  ==========  ==========  ==========  ==========
Change in units (note 5):
 Units purchased............   1,596,939     964,194        3      154     206,931     394,439   1,172,610     881,191
 Units redeemed.............  (1,635,292)   (987,791)  (2,823)  (2,134)   (154,621)   (362,700) (1,189,075)   (876,614)
                             -----------  ----------  -------  -------  ----------  ----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (38,353)    (23,597)  (2,820)  (1,980)     52,310      31,739     (16,465)      4,577
                             ===========  ==========  =======  =======  ==========  ==========  ==========  ==========

                             GE INVESTMENTS FUNDS, INC.
                             -------------------------


                             CORE VALUE EQUITY FUND --
                                  CLASS 1 SHARES
                             -------------------------

                             --------------------------
                                2009          2008
                             ----------   -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (67,693)      (99,629)
 Net realized gain
   (loss) on investments.... (1,580,892)     (828,589)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  5,364,788   (10,137,966)
 Capital gain
   distribution.............         --       570,962
                             ----------   -----------
    Increase (decrease)
     in net assets from
     operations.............  3,716,203   (10,495,222)
                             ----------   -----------
From capital
 transactions (note 4):
 Net premiums...............    183,681       545,820
 Death benefits.............   (185,993)     (221,447)
 Surrenders................. (2,067,339)   (3,303,598)
 Administrative expenses....    (46,851)      (66,667)
 Capital contribution
   (withdrawal).............         --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (627,788)   (2,578,149)
                             ----------   -----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,744,290)   (5,624,041)
                             ----------   -----------
Increase (decrease) in
 net assets.................    971,913   (16,119,263)
Net assets at beginning
 of year.................... 18,360,070    34,479,333
                             ----------   -----------
Net assets at end of year... 19,331,983    18,360,070
                             ==========   ===========
Change in units (note 5):
 Units purchased............    132,528       352,672
 Units redeemed.............   (444,736)     (868,755)
                             ----------   -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (312,208)     (516,083)
                             ==========   ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                   GE INVESTMENTS FUNDS, INC. (CONTINUED)
                     ----------------------------------------------------------------------------------------------------------
                                                     INTERNATIONAL                MID-CAP
                           INCOME FUND --            EQUITY FUND --            EQUITY FUND --
                           CLASS 1 SHARES            CLASS 1 SHARES            CLASS 1 SHARES            MONEY MARKET FUND
                     -------------------------  -----------------------  -------------------------  --------------------------
                                                                           YEAR ENDED DECEMBER 31,
                     ----------------------------------------------------------------------------------------------------------
                         2009          2008        2009         2008         2009         2008          2009          2008
                     ------------  -----------  ----------  -----------  -----------  ------------  ------------  ------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
   income
   (expense)........ $  1,391,599    2,517,131      38,999      858,535     (970,572)   (1,769,735)   (4,564,869)    2,377,055
 Net realized
   gain (loss)
   on investments...   (2,740,913)  (3,462,343) (6,290,359)  (3,808,983)  (9,317,413)  (20,658,065)           --            --
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...    4,600,960   (4,222,905)  9,811,898  (31,025,442)  35,340,909   (41,689,484)            2            (4)
 Capital gain
   distribution.....           --           --          --   14,478,593           --     1,401,849            --            --
                     ------------  -----------  ----------  -----------  -----------  ------------  ------------  ------------
    Increase
     (decrease)
     in net
     assets from
     operations.....    3,251,646   (5,168,117)  3,560,538  (19,497,297)  25,052,924   (62,715,435)   (4,564,867)    2,377,051
                     ------------  -----------  ----------  -----------  -----------  ------------  ------------  ------------
From capital
 transactions
 (note 4):
 Net premiums.......       77,891    2,608,947      86,209      156,836      346,731    11,273,409    46,792,682   134,379,293
 Death benefits.....     (384,767)  (1,068,280)   (200,444)    (383,923)    (696,703)   (1,284,596)  (78,747,064)  (95,415,227)
 Surrenders.........   (8,911,492) (14,113,667) (1,990,122)  (6,217,230) (10,382,382)  (20,408,976) (151,454,880) (209,582,975)
 Administrative
   expenses.........     (123,413)    (139,437)    (26,153)     (37,289)    (171,461)     (251,023)   (1,002,030)     (799,809)
 Capital
   contribution
   (withdrawal).....           --           --          --  (20,706,465)          --            --            --            --
 Transfers
   between
   subaccounts
   (including
   fixed
   account), net....   (2,802,073)  (5,150,734) (1,084,845)  (6,206,698)  (4,800,270)  (26,832,596)  (35,792,053)  353,541,536
                     ------------  -----------  ----------  -----------  -----------  ------------  ------------  ------------
    Increase
     (decrease)
     in net
     assets from
     capital
     transactions...  (12,143,854) (17,863,171) (3,215,355) (33,394,769) (15,704,085)  (37,503,782) (220,203,345)  182,122,818
                     ------------  -----------  ----------  -----------  -----------  ------------  ------------  ------------
Increase
 (decrease) in
 net assets.........   (8,892,208) (23,031,288)    345,183  (52,892,066)   9,348,839  (100,219,217) (224,768,212)  184,499,869
Net assets at
 beginning of
 year...............   62,744,880   85,776,168  16,184,584   69,076,650   74,090,009   174,309,226   491,437,005   306,937,136
                     ------------  -----------  ----------  -----------  -----------  ------------  ------------  ------------
Net assets at
 end of year........ $ 53,852,672   62,744,880  16,529,767   16,184,584   83,438,848    74,090,009   266,668,793   491,437,005
                     ============  ===========  ==========  ===========  ===========  ============  ============  ============
Change in units
 (note 5):
 Units purchased....      571,859    2,189,286     129,144    1,434,959      630,566     5,362,375    40,383,430   100,577,523
 Units redeemed.....   (1,577,752)  (3,613,511)   (421,427)  (2,212,526)  (1,781,366)   (8,328,743)  (59,174,217)  (85,222,400)
                     ------------  -----------  ----------  -----------  -----------  ------------  ------------  ------------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners...........   (1,005,893)  (1,424,225)   (292,283)    (777,567)  (1,150,800)   (2,966,368)  (18,790,787)   15,355,123
                     ============  ===========  ==========  ===========  ===========  ============  ============  ============

                     ------------------------

                      PREMIER GROWTH EQUITY
                      FUND -- CLASS 1 SHARES
                     -----------------------

                     ------------------------
                        2009         2008
                     ----------  -----------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
   income
   (expense)........   (476,243)    (673,871)
 Net realized
   gain (loss)
   on investments... (3,398,096)    (572,155)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments... 16,220,171  (26,441,312)
 Capital gain
   distribution.....         --    2,416,965
                     ----------  -----------
    Increase
     (decrease)
     in net
     assets from
     operations..... 12,345,832  (25,270,373)
                     ----------  -----------
From capital
 transactions
 (note 4):
 Net premiums.......    175,904      630,442
 Death benefits.....   (484,410)    (626,044)
 Surrenders......... (5,027,066)  (9,290,129)
 Administrative
   expenses.........    (99,304)    (130,129)
 Capital
   contribution
   (withdrawal).....         --           --
 Transfers
   between
   subaccounts
   (including
   fixed
   account), net.... (2,444,074)  (3,956,440)
                     ----------  -----------
    Increase
     (decrease)
     in net
     assets from
     capital
     transactions... (7,878,950) (13,372,300)
                     ----------  -----------
Increase
 (decrease) in
 net assets.........  4,466,882  (38,642,673)
Net assets at
 beginning of
 year............... 38,717,742   77,360,415
                     ----------  -----------
Net assets at
 end of year........ 43,184,624   38,717,742
                     ==========  ===========
Change in units
 (note 5):
 Units purchased....    302,935      818,522
 Units redeemed..... (1,322,409)  (2,208,295)
                     ----------  -----------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners........... (1,019,474)  (1,389,773)
                     ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                       GE INVESTMENTS FUNDS, INC. (CONTINUED)
                     ------------------------------------------------------------------------------------------------------------
                       REAL ESTATE SECURITIES                              SMALL-CAP EQUITY FUND --     TOTAL RETURN FUND --
                       FUND -- CLASS 1 SHARES     S&P 500(R) INDEX FUND         CLASS 1 SHARES             CLASS 1 SHARES
                     -------------------------  -------------------------  -----------------------  ----------------------------
                                                                              YEAR ENDED DECEMBER 31,
                     ------------------------------------------------------------------------------------------------------------
                         2009          2008         2009         2008         2009         2008          2009           2008
                     ------------  -----------  -----------  ------------  ----------  -----------  -------------  -------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
   income
   (expense)........ $  1,780,081    2,461,293    1,084,797       923,077    (688,297)    (810,080)    (1,186,527)     2,929,532
 Net realized
   gain (loss)
   on investments...  (15,053,128) (26,688,250) (14,018,910)  (15,015,998) (8,903,578) (11,464,699)   (37,703,331)   (15,429,240)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   29,567,679   (2,647,135)  50,841,737  (122,945,610) 21,062,917  (20,245,496)   214,860,526   (431,668,518)
 Capital gain
   distribution.....           --           --           --       981,110          --      343,429             --      5,179,689
                     ------------  -----------  -----------  ------------  ----------  -----------  -------------  -------------
    Increase
     (decrease)
     in net
     assets from
     operations.....   16,294,632  (26,874,092)  37,907,624  (136,057,421) 11,471,042  (32,176,846)   175,970,668   (438,988,537)
                     ------------  -----------  -----------  ------------  ----------  -----------  -------------  -------------
From capital
 transactions
 (note 4):
 Net premiums.......    2,331,963    2,973,069      548,936    20,754,586     597,075      788,211     26,858,186     38,164,786
 Death benefits.....     (339,432)  (1,439,031)  (1,521,053)   (3,024,224)   (318,943)    (601,667)    (1,834,270)    (2,388,906)
 Surrenders.........   (4,866,995) (11,539,145) (19,333,406)  (44,891,059) (5,185,214) (10,763,266)   (90,489,455)  (127,170,208)
 Administrative
   expenses.........     (148,928)    (123,163)    (391,182)     (545,102)   (103,333)    (150,403)      (845,480)    (1,146,452)
 Capital
   contribution
   (withdrawal).....           --           --           --            --          --           --             --             --
 Transfers
   between
   subaccounts
   (including
   fixed
   account), net....   (5,073,749)   2,776,987   (7,033,601)  (34,604,849) (3,231,456)  (5,854,098)    33,789,169     14,830,565
                     ------------  -----------  -----------  ------------  ----------  -----------  -------------  -------------
    Increase
     (decrease)
     in net
     assets from
     capital
     transactions...   (8,097,141)  (7,351,283) (27,730,306)  (62,310,648) (8,241,871) (16,581,223)   (32,521,850)   (77,710,215)
                     ------------  -----------  -----------  ------------  ----------  -----------  -------------  -------------
Increase
 (decrease) in
 net assets.........    8,197,491  (34,225,375)  10,177,318  (198,368,069)  3,229,171  (48,758,069)   143,448,818   (516,698,752)
Net assets at
 beginning of
 year...............   52,712,015   86,937,390  178,731,037   377,099,106  45,524,608   94,282,677    963,290,261  1,479,989,013
                     ------------  -----------  -----------  ------------  ----------  -----------  -------------  -------------
Net assets at
 end of year........ $ 60,909,506   52,712,015  188,908,355   178,731,037  48,753,779   45,524,608  1,106,739,079    963,290,261
                     ============  ===========  ===========  ============  ==========  ===========  =============  =============
Change in units
 (note 5):
 Units purchased....    3,248,305    3,295,693    2,126,211    10,618,680     683,964    1,860,826     17,242,243     18,651,727
 Units redeemed.....   (3,555,671)  (2,303,316)  (5,153,353)  (16,515,441) (1,396,450)  (3,009,087)   (20,321,461)   (24,878,955)
                     ------------  -----------  -----------  ------------  ----------  -----------  -------------  -------------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners...........     (307,366)     992,377   (3,027,142)   (5,896,761)   (712,486)  (1,148,261)    (3,079,218)    (6,227,228)
                     ============  ===========  ===========  ============  ==========  ===========  =============  =============

                     -----------------------------
                         TOTAL RETURN FUND --
                            CLASS 3 SHARES
                     ----------------------------

                     -----------------------------
                          2009           2008
                     -------------  -------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
   income
   (expense)........    (5,376,965)     1,843,015
 Net realized
   gain (loss)
   on investments...   (39,977,201)   (57,669,304)
 Change in
   unrealized
   appreciation
   (depreciation)
   on investments...   222,534,780   (347,334,476)
 Capital gain
   distribution.....            --      5,177,828
                     -------------  -------------
    Increase
     (decrease)
     in net
     assets from
     operations.....   177,180,614   (397,982,937)
                     -------------  -------------
From capital
 transactions
 (note 4):
 Net premiums.......    75,905,569    413,211,761
 Death benefits.....      (996,046)      (775,070)
 Surrenders.........   (51,258,063)   (43,777,049)
 Administrative
   expenses.........    (3,223,219)    (1,718,054)
 Capital
   contribution
   (withdrawal).....            --             --
 Transfers
   between
   subaccounts
   (including
   fixed
   account), net....       257,896    (30,012,284)
                     -------------  -------------
    Increase
     (decrease)
     in net
     assets from
     capital
     transactions...    20,686,137    336,929,304
                     -------------  -------------
Increase
 (decrease) in
 net assets.........   197,866,751    (61,053,633)
Net assets at
 beginning of
 year...............   962,210,941  1,023,264,574
                     -------------  -------------
Net assets at
 end of year........ 1,160,077,692    962,210,941
                     =============  =============
Change in units
 (note 5):
 Units purchased....    81,456,038    114,238,926
 Units redeemed.....   (78,381,599)   (77,780,794)
                     -------------  -------------
 Net increase
   (decrease) in
   units from
   capital
   transactions
   with contract
   owners...........     3,074,439     36,458,132
                     =============  =============

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  GE INVESTMENTS
                                    FUNDS, INC.
                                    (CONTINUED)
                             ------------------------  --------------------------
                                                            GENWORTH CALAMOS
                                U.S. EQUITY FUND --          GROWTH FUND --
                                  CLASS 1 SHARES             SERVICE SHARES
                             ------------------------  -------------------------
                                                                    PERIOD FROM
                                   YEAR ENDED DECEMBER 31,        SEPTEMBER 08 TO
                             -----------------------------------   DECEMBER 31,
                                 2009         2008        2009         2008
                             -----------  -----------  ---------  ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (129,947)      23,691    (24,971)         (547)
 Net realized gain
   (loss) on investments....  (3,023,919)  (2,235,707)   162,271          (341)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  11,919,287  (20,719,984) 2,193,139    (1,761,776)
 Capital gain
   distribution.............          --      361,317         --            --
                             -----------  -----------  ---------    ----------
    Increase (decrease)
     in net assets from
     operations.............   8,765,421  (22,570,683) 2,330,439    (1,762,664)
                             -----------  -----------  ---------    ----------
From capital
 transactions (note 4):
 Net premiums...............     571,829      471,244    697,717       203,462
 Death benefits.............    (336,790)    (801,350)        --            --
 Surrenders.................  (4,196,577)  (8,577,599)   (78,855)           --
 Administrative expenses....     (79,192)    (103,726)    (8,326)          (60)
 Capital contribution
   (withdrawal).............          --           --         --     5,000,000
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,310,829)  (4,950,776) 1,035,269       132,673
                             -----------  -----------  ---------    ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (5,351,559) (13,962,207) 1,645,805     5,336,075
                             -----------  -----------  ---------    ----------
Increase (decrease) in
 net assets.................   3,413,862  (36,532,890) 3,976,244     3,573,411
Net assets at beginning
 of year....................  33,569,233   70,102,123  3,573,411            --
                             -----------  -----------  ---------    ----------
Net assets at end of year... $36,983,095   33,569,233  7,549,655     3,573,411
                             ===========  ===========  =========    ==========
Change in units (note 5):
 Units purchased............     366,530      691,527    434,649        52,638
 Units redeemed.............    (991,981)  (2,014,672)  (205,238)         (601)
                             -----------  -----------  ---------    ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (625,451)  (1,323,145)   229,411        52,037
                             ===========  ===========  =========    ==========


                                           GENWORTH VARIABLE INSURANCE TRUST
                             --------------------------------------------------------------------------------------
                                  GENWORTH COLUMBIA            GENWORTH DAVIS NY           GENWORTH EATON VANCE
                                MID CAP VALUE FUND --           VENTURE FUND --          LARGE CAP VALUE FUND --
                                    SERVICE SHARES               SERVICE SHARES               SERVICE SHARES
                             ---------------------------  ---------------------------  ---------------------------
                                            PERIOD FROM                  PERIOD FROM                  PERIOD FROM
                              YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO
                             DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                 2009          2008           2009          2008           2009          2008
                             ------------ --------------- ------------ --------------- ------------ ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (190,039)       47,025       (28,735)         6,198       (228,526)       61,516
 Net realized gain
   (loss) on investments....   1,203,064       (76,799)       95,044         (4,184)     1,505,812       146,523
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   6,049,745    (1,140,608)    1,559,352       (875,194)     8,749,930     1,192,928
 Capital gain
   distribution.............          --            --            --             --             --            --
                              ----------    ----------     ---------      ---------     ----------    ----------
    Increase (decrease)
     in net assets from
     operations.............   7,062,770    (1,170,382)    1,625,661       (873,180)    10,027,216     1,400,967
                              ----------    ----------     ---------      ---------     ----------    ----------
From capital
 transactions (note 4):
 Net premiums...............   3,137,960     1,835,345     3,024,708        509,432      8,681,947     4,971,394
 Death benefits.............     (17,794)       (1,402)           --             --        (44,272)       (3,762)
 Surrenders.................  (1,074,246)     (161,841)     (257,648)            --     (2,756,496)     (435,359)
 Administrative expenses....    (104,316)      (13,612)      (17,423)           (78)      (285,610)      (38,820)
 Capital contribution
   (withdrawal).............      18,201     3,000,000         6,011      3,000,000         29,852     3,000,000
 Transfers between
   subaccounts
   (including fixed
   account), net............    (897,836)   16,804,536         7,224        505,489      4,864,416    41,093,104
                              ----------    ----------     ---------      ---------     ----------    ----------
    Increase (decrease)
     in net assets from
     capital transactions...   1,061,969    21,463,026     2,762,872      4,014,843     10,489,837    48,586,557
                              ----------    ----------     ---------      ---------     ----------    ----------
Increase (decrease) in
 net assets.................   8,124,739    20,292,644     4,388,533      3,141,663     20,517,053    49,987,524
Net assets at beginning
 of year....................  20,292,644            --     3,141,663             --     49,987,524            --
                              ----------    ----------     ---------      ---------     ----------    ----------
Net assets at end of year...  28,417,383    20,292,644     7,530,196      3,141,663     70,504,577    49,987,524
                              ==========    ==========     =========      =========     ==========    ==========
Change in units (note 5):
 Units purchased............   3,950,072     3,370,636       610,763        147,572      9,341,135     7,769,513
 Units redeemed.............  (3,713,254)     (589,981)     (229,955)        (7,059)    (7,791,895)   (1,484,612)
                              ----------    ----------     ---------      ---------     ----------    ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     236,818     2,780,655       380,808        140,513      1,549,240     6,284,901
                              ==========    ==========     =========      =========     ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                           ----------------------------

                                              GENWORTH GOLDMAN SACHS
                                             ENHANCED CORE BOND INDEX
                                              FUND -- SERVICE SHARES
                                           ---------------------------
                                                          PERIOD FROM
                                            YEAR ENDED  SEPTEMBER 08 TO
                                           DECEMBER 31,  DECEMBER 31,
                                               2009          2008
                                           ------------ ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense).......... $ 2,566,667       158,191
 Net realized gain (loss) on investments..   1,585,584       250,883
 Change in unrealized appreciation
   (depreciation) on investments..........    (542,600)    2,419,129
 Capital gain distribution................      36,883            --
                                           -----------    ----------
    Increase (decrease) in net assets
     from operations......................   3,646,534     2,828,203
                                           -----------    ----------
From capital transactions (note 4):
 Net premiums.............................   9,798,940     5,753,714
 Death benefits...........................     (49,845)       (3,911)
 Surrenders...............................  (3,170,391)     (491,499)
 Administrative expenses..................    (300,466)      (38,146)
 Capital contribution (withdrawal)........    (100,718)       72,193
 Transfers between subaccounts
   (including fixed account), net.........  12,956,216    39,050,790
                                           -----------    ----------
    Increase (decrease) in net assets
     from capital transactions............  19,133,736    44,343,141
                                           -----------    ----------
Increase (decrease) in net assets.........  22,780,270    47,171,344
Net assets at beginning of year...........  47,171,344            --
                                           -----------    ----------
Net assets at end of year................. $69,951,614    47,171,344
                                           ===========    ==========
Change in units (note 5):
 Units purchased..........................   7,201,556     5,756,079
 Units redeemed...........................  (5,451,709)   (1,304,295)
                                           -----------    ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners.................................   1,749,847     4,451,784
                                           ===========    ==========

                                                              GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)
                                           ---------------------------------------------------------------------- ---------------
                                               GENWORTH LEGG MASON                                         GENWORTH PUTNAM
                                              CLEARBRIDGE AGGRESSIVE           GENWORTH PIMCO           INTERNATIONAL CAPITAL
                                                  GROWTH FUND --             STOCKSPLUS FUND --         OPPORTUNITIES FUND --
                                                  SERVICE SHARES               SERVICE SHARES               SERVICE SHARES
                                           ---------------------------  ---------------------------  ---------------------------
                                                          PERIOD FROM                  PERIOD FROM                  PERIOD FROM
                                            YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO  YEAR ENDED  SEPTEMBER 08 TO
                                           DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                               2009          2008           2009          2008           2009          2008
                                           ------------ --------------- ------------ --------------- ------------ ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........  (1,188,379)     (155,299)     7,967,170     2,469,911      3,283,864       (65,617)
 Net realized gain (loss) on investments..   5,160,232       370,194      4,912,044       155,185      3,570,656        93,486
 Change in unrealized appreciation
   (depreciation) on investments..........  16,671,148     3,066,610     17,319,655    (5,096,069)     5,760,167       (50,112)
 Capital gain distribution................          --            --      5,850,972     3,616,731          9,432            --
                                            ----------    ----------    -----------    ----------     ----------    ----------
    Increase (decrease) in net assets
     from operations......................  20,643,001     3,281,505     36,049,841     1,145,758     12,624,119       (22,243)
                                            ----------    ----------    -----------    ----------     ----------    ----------
From capital transactions (note 4):
 Net premiums.............................  10,019,083     5,818,529     13,878,432     7,855,386      3,920,409     2,125,616
 Death benefits...........................     (54,615)       (4,650)       (74,533)       (5,961)       (19,726)       (1,563)
 Surrenders...............................  (3,313,010)     (518,792)    (4,479,819)     (693,131)    (1,241,792)     (183,050)
 Administrative expenses..................    (339,167)      (46,147)      (468,023)      (62,154)      (128,873)      (16,797)
 Capital contribution (withdrawal)........     (53,369)    3,000,000     (5,293,419)    5,000,000     (1,707,841)    5,000,000
 Transfers between subaccounts
   (including fixed account), net.........  (2,334,400)   48,096,630    (11,450,858)   67,135,187     (2,684,047)   16,973,876
                                            ----------    ----------    -----------    ----------     ----------    ----------
    Increase (decrease) in net assets
     from capital transactions............   3,924,522    56,345,570     (7,888,220)   79,229,327     (1,861,870)   23,898,082
                                            ----------    ----------    -----------    ----------     ----------    ----------
Increase (decrease) in net assets.........  24,567,523    59,627,075     28,161,621    80,375,085     10,762,249    23,875,839
Net assets at beginning of year...........  59,627,075            --     80,375,085            --     23,875,839            --
                                            ----------    ----------    -----------    ----------     ----------    ----------
Net assets at end of year.................  84,194,598    59,627,075    108,536,706    80,375,085     34,638,088    23,875,839
                                            ==========    ==========    ===========    ==========     ==========    ==========
Change in units (note 5):
 Units purchased..........................   9,911,527     9,616,445     13,029,727    12,983,067      3,683,572     3,740,809
 Units redeemed...........................  (9,298,438)   (1,922,894)   (13,144,747)   (2,383,327)    (3,689,973)     (753,203)
                                            ----------    ----------    -----------    ----------     ----------    ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners.................................     613,089     7,693,551       (115,020)   10,599,740         (6,401)    2,987,606
                                            ==========    ==========    ===========    ==========     ==========    ==========

                                           -----------------------------

                                                GENWORTH THORNBURG
                                           INTERNATIONAL VALUE FUND --
                                                  SERVICE SHARES
                                           ---------------------------
                                                          PERIOD FROM
                                            YEAR ENDED  SEPTEMBER 08 TO
                                           DECEMBER 31,  DECEMBER 31,
                                               2009          2008
                                           ------------ ---------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..........    (401,371)       14,966
 Net realized gain (loss) on investments..   1,383,326       133,572
 Change in unrealized appreciation
   (depreciation) on investments..........   6,174,226       (67,182)
 Capital gain distribution................          --            --
                                            ----------    ----------
    Increase (decrease) in net assets
     from operations......................   7,156,181        81,356
                                            ----------    ----------
From capital transactions (note 4):
 Net premiums.............................   3,644,422     1,937,742
 Death benefits...........................     (17,666)       (1,566)
 Surrenders...............................  (1,090,144)     (168,165)
 Administrative expenses..................    (109,394)      (14,172)
 Capital contribution (withdrawal)........  (2,236,818)    5,000,000
 Transfers between subaccounts
   (including fixed account), net.........     963,309    15,039,691
                                            ----------    ----------
    Increase (decrease) in net assets
     from capital transactions............   1,153,709    21,793,530
                                            ----------    ----------
Increase (decrease) in net assets.........   8,309,890    21,874,886
Net assets at beginning of year...........  21,874,886            --
                                            ----------    ----------
Net assets at end of year.................  30,184,776    21,874,886
                                            ==========    ==========
Change in units (note 5):
 Units purchased..........................   3,454,224     3,001,209
 Units redeemed...........................  (3,032,927)     (628,988)
                                            ----------    ----------
 Net increase (decrease) in units from
   capital transactions with contract
   owners.................................     421,297     2,372,221
                                            ==========    ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   GOLDMAN SACHS VARIABLE INSURANCE TRUST
                             --------------------------------------------------  -------------------------
                               GOLDMAN SACHS GROWTH      GOLDMAN SACHS MID CAP
                                  AND INCOME FUND             VALUE FUND          JPMORGAN BOND PORTFOLIO
                             ------------------------  ------------------------  ------------------------
                                                                                 PERIOD FROM
                                           YEAR ENDED DECEMBER 31,               JANUARY 1 TO  YEAR ENDED
                             --------------------------------------------------   APRIL 27,   DECEMBER 31,
                                 2009         2008         2009         2008         2009         2008
                             -----------  -----------  -----------  -----------  ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $    31,550       45,607      144,765     (600,009)     17,345      21,554
 Net realized gain
   (loss) on investments....  (1,859,265)  (2,489,796) (10,888,214) (11,791,902)   (110,745)     (7,673)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   3,763,478   (6,847,299)  27,523,149  (33,163,905)     88,262     (70,975)
 Capital gain
   distribution.............          --        1,917           --      169,680          --          --
                             -----------  -----------  -----------  -----------    --------     -------
    Increase (decrease)
     in net assets from
     operations.............   1,935,763   (9,289,571)  16,779,700  (45,386,136)     (5,138)    (57,094)
                             -----------  -----------  -----------  -----------    --------     -------
From capital
 transactions (note 4):
 Net premiums...............       9,716       18,925       60,274      192,375          --          --
 Death benefits.............    (297,971)    (386,162)    (596,197)  (1,301,830)         --          --
 Surrenders.................  (1,376,947)  (6,132,654)  (7,068,366) (20,373,116)    (13,469)     (8,940)
 Administrative expenses....     (23,814)     (31,883)    (106,997)    (135,124)       (399)       (944)
 Capital contribution
   (withdrawal).............          --           --           --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (718,459)  (3,485,528)  (7,302,229) (14,809,005)   (259,573)     18,688
                             -----------  -----------  -----------  -----------    --------     -------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,407,475) (10,017,302) (15,013,515) (36,426,700)   (273,441)      8,804
                             -----------  -----------  -----------  -----------    --------     -------
Increase (decrease) in
 net assets.................    (471,712) (19,306,873)   1,766,185  (81,812,836)   (278,579)    (48,290)
Net assets at beginning
 of year....................  14,264,320   33,571,193   65,456,715  147,269,551     278,579     326,869
                             -----------  -----------  -----------  -----------    --------     -------
Net assets at end of year... $13,792,608   14,264,320   67,222,900   65,456,715          --     278,579
                             ===========  ===========  ===========  ===========    ========     =======
Change in units (note 5):
 Units purchased............     167,683      557,224      373,322      964,135         541       5,050
 Units redeemed.............    (465,702)  (1,451,324)  (1,384,201)  (2,765,033)    (32,166)     (4,195)
                             -----------  -----------  -----------  -----------    --------     -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (298,019)    (894,100)  (1,010,879)  (1,800,898)    (31,625)        855
                             ===========  ===========  ===========  ===========    ========     =======

                             J.P. MORGAN SERIES TRUST II
                             ---------------------------------------------------
                              JPMORGAN INTERNATIONAL    JPMORGAN MID CAP VALUE
                                 EQUITY PORTFOLIO              PORTFOLIO
                             ------------------------  ------------------------
                             PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO  YEAR ENDED
                              APRIL 27,   DECEMBER 31,  APRIL 27,   DECEMBER 31,
                                 2009         2008         2009         2008
                             ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     3,629         (277)        2,479        (433)
 Net realized gain
   (loss) on investments....   (57,598)      (2,952)      (70,700)     (7,370)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............    46,730      (70,133)       64,735     (71,302)
 Capital gain
   distribution.............     4,021       16,773           281      12,570
                               -------      -------      --------     -------
    Increase (decrease)
     in net assets from
     operations.............    (3,218)     (56,589)       (3,205)    (66,535)
                               -------      -------      --------     -------
From capital
 transactions (note 4):
 Net premiums...............        --           --            --         660
 Death benefits.............        --           --            --          --
 Surrenders.................      (691)      (2,401)       (1,266)     (4,867)
 Administrative expenses....       (51)        (401)          (92)       (575)
 Capital contribution
   (withdrawal).............        --           --            --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (87,467)      25,299      (124,552)     (7,073)
                               -------      -------      --------     -------
    Increase (decrease)
     in net assets from
     capital transactions...   (88,209)      22,497      (125,910)    (11,855)
                               -------      -------      --------     -------
Increase (decrease) in
 net assets.................   (91,427)     (34,092)     (129,115)    (78,390)
Net assets at beginning
 of year....................    91,427      125,519       129,115     207,505
                               -------      -------      --------     -------
Net assets at end of year...        --       91,427            --     129,115
                               =======      =======      ========     =======
Change in units (note 5):
 Units purchased............     1,461        4,364           926       2,890
 Units redeemed.............   (12,547)      (1,989)      (14,231)     (3,306)
                               -------      -------      --------     -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (11,086)       2,375       (13,305)       (416)
                               =======      =======      ========     =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                J.P. MORGAN SERIES TRUST II (CONTINUED)
                             ---------------------------------------------



                                                          JPMORGAN U.S.
                                  JPMORGAN SMALL          LARGE CAP CORE
                                 COMPANY PORTFOLIO       EQUITY PORTFOLIO
                             ------------------------  -------------------
                             PERIOD FROM               PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED  JANUARY 1 TO
                              APRIL 27,   DECEMBER 31,  APRIL 27,   -------
                                 2009         2008         2009      2008
                             ------------ ------------ ------------ ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   $     20         193          134       (10)
 Net realized gain
   (loss) on investments....    (13,070)       (866)      (3,360)      (26)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     11,722      (9,382)       3,125    (3,535)
 Capital gain
   distribution.............        256       1,823           --        --
                               --------     -------       ------    ------
    Increase (decrease)
     in net assets from
     operations.............     (1,072)     (8,232)        (101)   (3,571)
                               --------     -------       ------    ------
From capital
 transactions (note 4):
 Net premiums...............         --          --           --        --
 Death benefits.............         --          --           --        --
 Surrenders.................       (106)       (893)          --       (39)
 Administrative expenses....        (10)        (39)          (7)      (13)
 Capital contribution
   (withdrawal).............         --          --           --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (15,060)     (1,513)      (6,521)       --
                               --------     -------       ------    ------
    Increase (decrease)
     in net assets from
     capital transactions...    (15,176)     (2,445)      (6,528)      (52)
                               --------     -------       ------    ------
Increase (decrease) in
 net assets.................    (16,248)    (10,677)      (6,629)   (3,623)
Net assets at beginning
 of year....................     16,248      26,925        6,629    10,252
                               --------     -------       ------    ------
Net assets at end of year...   $     --      16,248           --     6,629
                               ========     =======       ======    ======
Change in units (note 5):
 Units purchased............         --          94           --        --
 Units redeemed.............     (1,367)       (245)        (679)       (4)
                               --------     -------       ------    ------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (1,367)       (151)        (679)       (4)
                               ========     =======       ======    ======

                                              JPMORGAN INSURANCE TRUST
                             ----------------------------------------------------------
                                                                           JPMORGAN
                                 JPMORGAN                              INSURANCE TRUST
                              INSURANCE TRUST                          DIVERSIFIED MID
                                 BALANCED        JPMORGAN INSURANCE       CAP GROWTH
                               PORTFOLIO --       TRUST CORE BOND        PORTFOLIO --
                                  CLASS 1       PORTFOLIO -- CLASS 1       CLASS 1
                             ----------------  ---------------------  -----------------

                                            YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------
                               2009     2008      2009        2008      2009      2008
                             -------  -------  ----------  ---------  --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   2,540     (330)     94,719     90,075    (6,100)    (167)
 Net realized gain
   (loss) on investments....  (1,512)    (146)    (48,385)   (39,357)   52,730       74
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  28,764  (11,925)    182,257    (72,817)   62,471    5,804
 Capital gain
   distribution.............      --       --          --         --        --    1,478
                             -------  -------  ----------  ---------  --------  -------
    Increase (decrease)
     in net assets from
     operations.............  29,792  (12,401)    228,591    (22,099)  109,101    7,189
                             -------  -------  ----------  ---------  --------  -------
From capital
 transactions (note 4):
 Net premiums...............      --       --          --    182,739        --    2,559
 Death benefits.............      --       --      (2,710)        --      (618)      --
 Surrenders.................  (6,957)  (6,401)   (264,352)  (196,637)  (20,377)  (3,246)
 Administrative expenses....     (23)     (20)     (5,471)    (3,296)     (285)     (91)
 Capital contribution
   (withdrawal).............      --       --          --         --        --       --
 Transfers between
   subaccounts
   (including fixed
   account), net............  39,130   73,899   2,139,069   (523,881)  (41,216) 282,294
                             -------  -------  ----------  ---------  --------  -------
    Increase (decrease)
     in net assets from
     capital transactions...  32,150   67,478   1,866,536   (541,075)  (62,496) 281,516
                             -------  -------  ----------  ---------  --------  -------
Increase (decrease) in
 net assets.................  61,942   55,077   2,095,127   (563,174)   46,605  288,705
Net assets at beginning
 of year....................  55,077       --   1,757,583  2,320,757   304,300   15,595
                             -------  -------  ----------  ---------  --------  -------
Net assets at end of year... 117,019   55,077   3,852,710  1,757,583   350,905  304,300
                             =======  =======  ==========  =========  ========  =======
Change in units (note 5):
 Units purchased............   5,807    7,337   1,395,990    578,830   194,557   66,425
 Units redeemed.............    (982)    (747) (1,228,674)  (630,225) (203,117) (19,633)
                             -------  -------  ----------  ---------  --------  -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   4,825    6,590     167,316    (51,395)   (8,560)  46,792
                             =======  =======  ==========  =========  ========  =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             --------------------

                                   JPMORGAN
                               INSURANCE TRUST
                                 EQUITY INDEX
                             PORTFOLIO -- CLASS 1
                             -------------------
                                  YEAR ENDED
                                 DECEMBER 31,
                             -------------------
                                2009      2008
                             ---------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   4,797      (273)
 Net realized gain
   (loss) on investments....    19,395  (102,247)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   140,896  (133,555)
 Capital gain
   distribution.............        --        --
                             ---------  --------
    Increase (decrease)
     in net assets from
     operations.............   165,088  (236,075)
                             ---------  --------
From capital
 transactions (note 4):
 Net premiums...............        --    75,390
 Death benefits.............    (1,206)       --
 Surrenders.................   (31,989)  (29,128)
 Administrative expenses....      (908)     (487)
 Capital contribution
   (withdrawal).............        --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............    31,782   224,177
                             ---------  --------
    Increase (decrease)
     in net assets from
     capital transactions...    (2,321)  269,952
                             ---------  --------
Increase (decrease) in
 net assets.................   162,767    33,877
Net assets at beginning
 of year....................   607,348   573,471
                             ---------  --------
Net assets at end of year... $ 770,115   607,348
                             =========  ========
Change in units (note 5):
 Units purchased............   507,404   239,413
 Units redeemed.............  (505,552) (202,480)
                             ---------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     1,852    36,933
                             =========  ========

                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                             -------------------------------------------------------------------------------------
                                                                                                     JPMORGAN
                                JPMORGAN INSURANCE                              JPMORGAN          INSURANCE TRUST
                               TRUST GOVERNMENT BOND   JPMORGAN INSURANCE    INSURANCE TRUST     INTREPID MID CAP
                                   PORTFOLIO --        TRUST INTERNATIONAL   INTREPID GROWTH       PORTFOLIO --
                                      CLASS 1           EQUITY PORTFOLIO   PORTFOLIO -- CLASS 1       CLASS 1
                             ------------------------  ------------------- ------------------   ------------------
                             PERIOD FROM                   PERIOD FROM
                             JANUARY 1 TO  YEAR ENDED      APRIL 27 TO             YEAR ENDED DECEMBER 31,
                              APRIL 27,   DECEMBER 31,    DECEMBER 31,     --------------------------------------
                                 2009         2008            2009           2009       2008      2009      2008
                             ------------ ------------ ------------------- --------   --------  --------  --------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     116,525      73,669             198         (9,093)    (8,647)   (1,108)   (1,705)
 Net realized gain
   (loss) on investments....     (52,549)     30,996           8,437         34,059   (158,124)    5,204  (288,571)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............     (93,162)     35,169          22,178        209,008   (253,627)   92,594  (103,284)
 Capital gain
   distribution.............      28,778          --              --             --         --        --    55,326
                              ----------   ---------         -------       --------   --------  --------  --------
    Increase (decrease)
     in net assets from
     operations.............        (408)    139,834          30,813        233,974   (420,398)   96,690  (338,234)
                              ----------   ---------         -------       --------   --------  --------  --------
From capital
 transactions (note 4):
 Net premiums...............          --     174,927              --             --    134,129        --    92,832
 Death benefits.............          --          --              --         (1,511)        --      (618)       --
 Surrenders.................     (57,584)   (166,553)         (1,829)       (39,085)   (44,712)  (15,900)  (33,389)
 Administrative expenses....      (1,545)     (2,856)           (373)          (800)      (692)     (291)     (481)
 Capital contribution
   (withdrawal).............          --          --              --             --         --        --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,599,143)   (639,384)         74,757        (63,148)   171,869   (30,119) (168,594)
                              ----------   ---------         -------       --------   --------  --------  --------
    Increase (decrease)
     in net assets from
     capital transactions...  (1,658,272)   (633,866)         72,555       (104,544)   260,594   (46,928) (109,632)
                              ----------   ---------         -------       --------   --------  --------  --------
Increase (decrease) in
 net assets.................  (1,658,680)   (494,032)        103,368        129,430   (159,804)   49,762  (447,866)
Net assets at beginning
 of year....................   1,658,680   2,152,712              --        765,195    924,999   302,453   750,319
                              ----------   ---------         -------       --------   --------  --------  --------
Net assets at end of year...          --   1,658,680         103,368        894,625    765,195   352,215   302,453
                              ==========   =========         =======       ========   ========  ========  ========
Change in units (note 5):
 Units purchased............      77,989     552,691          21,947        655,460    358,564   337,052   270,122
 Units redeemed.............    (217,112)   (609,240)        (14,504)      (668,428)  (326,440) (343,137) (293,965)
                              ----------   ---------         -------       --------   --------  --------  --------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (139,123)    (56,549)          7,443        (12,968)    32,124    (6,085)  (23,843)
                              ==========   =========         =======       ========   ========  ========  ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   JPMORGAN INSURANCE TRUST (CONTINUED)                       JANUS ASPEN SERIES
                             -----------------------------------------------  --------------------------------------------------
                                               JPMORGAN
                                JPMORGAN      INSURANCE        JPMORGAN
                             INSURANCE TRUST TRUST SMALL    INSURANCE TRUST
                              MID CAP VALUE    CAP CORE       U.S. EQUITY
                              PORTFOLIO --   PORTFOLIO --    PORTFOLIO --       BALANCED PORTFOLIO --     BALANCED PORTFOLIO --
                                 CLASS 1       CLASS 1          CLASS 1         INSTITUTIONAL SHARES         SERVICE SHARES
                             --------------- ------------ ------------------  ------------------------  ------------------------
                                     PERIOD FROM
                               APRIL 27 TO DECEMBER 31,                           YEAR ENDED DECEMBER 31,
                             ---------------------------  ----------------------------------------------------------------------
                                  2009           2009       2009      2008        2009         2008         2009         2008
-                            --------------- ------------ --------  --------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    $ (1,638)         (131)      6,646    32,632    1,883,122    1,830,262    1,505,172    1,106,323
 Net realized gain
   (loss) on investments....       4,831           452      28,422  (152,869)    (457,150)   4,764,844     (289,138)    (703,824)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............      31,320         4,053     193,212  (190,950)  20,452,127  (46,976,294)  25,774,390  (39,640,386)
 Capital gain
   distribution.............          --            --          --    27,755    4,710,788   11,327,007    5,507,814   10,352,033
                                --------        ------    --------  --------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............      34,513         4,374     228,280  (283,432)  26,588,887  (29,054,181)  32,498,238  (28,885,854)
                                --------        ------    --------  --------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............          --            --          --    99,476      119,810      342,324   12,671,849   20,132,996
 Death benefits.............          --            --      (1,510)       --   (2,178,114)  (2,076,732)    (821,768)    (209,723)
 Surrenders.................      (7,617)         (223)    (44,417)  (37,284) (15,167,831) (34,712,013) (16,555,109) (18,503,296)
 Administrative expenses....        (432)          (27)       (763)     (593)    (220,295)    (221,890)    (409,271)    (286,836)
 Capital contribution
   (withdrawal).............          --            --          --        --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     123,638        15,059     (55,756)  236,405   (1,394,556)  (6,456,719)  10,627,528     (606,742)
                                --------        ------    --------  --------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...     115,589        14,809    (102,446)  298,004  (18,840,986) (43,125,030)   5,513,229      526,399
                                --------        ------    --------  --------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................     150,102        19,183     125,834    14,572    7,747,901  (72,179,211)  38,011,467  (28,359,455)
Net assets at beginning
 of year....................          --            --     757,385   742,813  122,794,401  194,973,612  129,922,534  158,281,989
                                --------        ------    --------  --------  -----------  -----------  -----------  -----------
Net assets at end of year...    $150,102        19,183     883,219   757,385  130,542,302  122,794,401  167,934,001  129,922,534
                                ========        ======    ========  ========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............      33,874         3,832     549,251   283,057      509,721      815,553    9,360,146    8,073,342
 Units redeemed.............     (22,208)       (2,348)   (560,278) (245,929)  (1,442,514)  (2,980,149)  (8,435,026)  (7,772,185)
                                --------        ------    --------  --------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      11,666         1,484     (11,027)   37,128     (932,793)  (2,164,596)     925,120      301,157
                                ========        ======    ========  ========  ===========  ===========  ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            JANUS ASPEN SERIES (CONTINUED)
                             --------------------------------------------------------------------------------------------------
                                                                                    FLEXIBLE BOND
                              ENTERPRISE PORTFOLIO --  ENTERPRISE PORTFOLIO --      PORTFOLIO --          FORTY PORTFOLIO --
                               INSTITUTIONAL SHARES        SERVICE SHARES       INSTITUTIONAL SHARES     INSTITUTIONAL SHARES
                             ------------------------  ----------------------  ----------------------  -----------------------
                                                                               YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2009         2008        2009        2008        2009        2008        2009         2008
-                            -----------  -----------  ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (709,786)    (945,229)    (88,777)   (143,174)    757,023     647,451    (784,625)  (1,177,443)
 Net realized gain
   (loss) on investments....  (2,545,664)   1,519,819    (234,034)    526,172     166,441    (418,924)   (723,553)   8,465,398
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  21,089,401  (45,107,441)  2,355,353  (5,884,742)  1,669,788     746,261  21,287,373  (53,214,832)
 Capital gain
   distribution.............          --    4,486,409          --     560,429      20,588          --          --           --
                             -----------  -----------  ----------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  17,833,951  (40,046,442)  2,032,542  (4,941,315)  2,613,840     974,788  19,779,195  (45,926,877)
                             -----------  -----------  ----------  ----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      86,885      129,986       7,314      18,242      41,419      22,070     (46,513)     173,929
 Death benefits.............    (635,248)    (351,742)   (121,721)     28,682     (90,854)   (425,405)   (484,380)    (876,438)
 Surrenders.................  (4,162,947) (13,929,551)   (686,992) (1,557,557) (3,215,490) (6,019,493) (5,684,603) (16,266,553)
 Administrative expenses....    (101,278)    (114,728)     (8,079)    (15,156)    (36,431)    (31,774)   (109,292)    (125,003)
 Capital contribution
   (withdrawal).............          --           --          --          --          --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,235,005)  (3,442,665)   (425,407)   (627,538)  6,000,639     164,003  (1,435,669)  (2,230,314)
                             -----------  -----------  ----------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (6,047,593) (17,708,700) (1,234,885) (2,153,327)  2,699,283  (6,290,599) (7,760,457) (19,324,379)
                             -----------  -----------  ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................  11,786,358  (57,755,142)    797,657  (7,094,642)  5,313,123  (5,315,811) 12,018,738  (65,251,256)
Net assets at beginning
 of year....................  45,388,735  103,143,877   5,483,815  12,578,457  21,046,575  26,362,386  49,408,176  114,659,432
                             -----------  -----------  ----------  ----------  ----------  ----------  ----------  -----------
Net assets at end of year... $57,175,093   45,388,735   6,281,472   5,483,815  26,359,698  21,046,575  61,426,914   49,408,176
                             ===========  ===========  ==========  ==========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............     222,929      621,205      62,045     254,430     572,447     436,304     314,121    1,047,896
 Units redeemed.............    (628,867)  (1,620,464)   (322,601)   (642,951)   (423,739)   (811,710)   (821,751)  (2,132,643)
                             -----------  -----------  ----------  ----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (405,938)    (999,259)   (260,556)   (388,521)    148,708    (375,406)   (507,630)  (1,084,747)
                             ===========  ===========  ==========  ==========  ==========  ==========  ==========  ===========

                             -------------------------

                                FORTY PORTFOLIO --
                                  SERVICE SHARES
                             ------------------------

                             -------------------------
                                 2009         2008
-                            -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................  (1,568,416)  (1,430,269)
 Net realized gain
   (loss) on investments....  (2,751,890)    (486,229)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  37,241,488  (44,332,872)
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  32,921,182  (46,249,370)
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............  10,474,297   35,947,358
 Death benefits.............     (65,113)    (213,468)
 Surrenders.................  (5,567,337)  (7,369,783)
 Administrative expenses....    (403,987)    (192,676)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (6,604,116)  20,222,133
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,166,256)  48,393,564
                             -----------  -----------
Increase (decrease) in
 net assets.................  30,754,926    2,144,194
Net assets at beginning
 of year....................  77,067,520   74,923,326
                             -----------  -----------
Net assets at end of year... 107,822,446   77,067,520
                             ===========  ===========
Change in units (note 5):
 Units purchased............  10,559,689   17,355,602
 Units redeemed............. (10,564,382) (11,747,643)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........      (4,693)   5,607,959
                             ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                           JANUS ASPEN SERIES (CONTINUED)
                             ------------------------------------------------------------------------------------------------
                              GLOBAL LIFE SCIENCES      GLOBAL TECHNOLOGY
                                  PORTFOLIO --            PORTFOLIO --          JANUS PORTFOLIO --      JANUS PORTFOLIO --
                                 SERVICE SHARES          SERVICE SHARES        INSTITUTIONAL SHARES       SERVICE SHARES
                             ----------------------  ----------------------  -----------------------  ----------------------
                                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------------
                                2009        2008        2009        2008        2009         2008        2009        2008
-                            ----------  ----------  ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (89,033)   (130,080)    (91,917)   (117,130)   (528,447)    (639,536)    (65,512)    (84,736)
 Net realized gain
   (loss) on investments....    (85,744)    480,562     (23,842)    (59,164) (2,764,205)    (287,911)   (242,302)    205,989
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,363,692  (3,320,644)  2,909,110  (4,373,709) 21,233,066  (42,364,831)  1,965,707  (4,299,626)
 Capital gain
   distribution.............     95,259          --          --          --          --           --          --          --
                             ----------  ----------  ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,284,174  (2,970,162)  2,793,351  (4,550,003) 17,940,414  (43,292,278)  1,657,893  (4,178,373)
                             ----------  ----------  ----------  ----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     83,598      17,100      89,816       6,331      88,443      126,518      22,153      26,859
 Death benefits.............     (5,057)    (88,960)    (38,474)    (22,012)   (409,614)    (969,654)    (22,958)     62,930
 Surrenders.................   (512,563) (1,885,279)   (762,371) (1,426,466) (5,441,380) (15,582,954) (1,000,170) (1,706,762)
 Administrative expenses....    (12,350)    (13,768)    (13,529)    (16,495)   (124,694)    (128,845)     (9,803)    (12,433)
 Capital contribution
   (withdrawal).............         --          --          --          --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    695,067    (560,075)    283,357    (672,110) (1,963,358)  (3,798,253)    (76,185)   (499,125)
                             ----------  ----------  ----------  ----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    248,695  (2,530,982)   (441,201) (2,130,752) (7,850,603) (20,353,188) (1,086,963) (2,128,531)
                             ----------  ----------  ----------  ----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  1,532,869  (5,501,144)  2,352,150  (6,680,755) 10,089,811  (63,645,466)    570,930  (6,306,904)
Net assets at beginning
 of year....................  5,860,696  11,361,840   4,648,352  11,329,107  57,088,848  120,734,314   5,486,033  11,792,937
                             ----------  ----------  ----------  ----------  ----------  -----------  ----------  ----------
Net assets at end of year... $7,393,565   5,860,696   7,000,502   4,648,352  67,178,659   57,088,848   6,056,963   5,486,033
                             ==========  ==========  ==========  ==========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............    237,108     224,801     977,185     985,277     224,655      369,367      87,981      83,998
 Units redeemed.............   (217,435)   (465,952) (1,025,137) (1,584,337)   (920,232)  (1,883,662)   (290,492)   (411,430)
                             ----------  ----------  ----------  ----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     19,673    (241,151)    (47,952)   (599,060)   (695,577)  (1,514,295)   (202,511)   (327,432)
                             ==========  ==========  ==========  ==========  ==========  ===========  ==========  ==========

                             -------------------------

                               OVERSEAS PORTFOLIO --
                               INSTITUTIONAL SHARES
                             ------------------------

                             -------------------------
                                2009         2008
-                            ----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (690,373)    1,526,264
 Net realized gain
   (loss) on investments.... (2,698,740)    8,857,712
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 43,788,976  (103,289,589)
 Capital gain
   distribution.............  2,181,932    16,820,834
                             ----------  ------------
    Increase (decrease)
     in net assets from
     operations............. 42,581,795   (76,084,779)
                             ----------  ------------
From capital
 transactions (note 4):
 Net premiums...............     35,848       245,092
 Death benefits.............   (941,882)     (348,896)
 Surrenders................. (7,848,214)  (22,676,621)
 Administrative expenses....   (119,182)     (137,082)
 Capital contribution
   (withdrawal).............         --            --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (461,260)  (11,034,633)
                             ----------  ------------
    Increase (decrease)
     in net assets from
     capital transactions... (9,334,690)  (33,952,140)
                             ----------  ------------
Increase (decrease) in
 net assets................. 33,247,105  (110,036,919)
Net assets at beginning
 of year.................... 60,693,405   170,730,324
                             ----------  ------------
Net assets at end of year... 93,940,510    60,693,405
                             ==========  ============
Change in units (note 5):
 Units purchased............    501,309     1,401,323
 Units redeemed.............   (945,276)   (2,561,506)
                             ----------  ------------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (443,967)   (1,160,183)
                             ==========  ============

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                           JANUS ASPEN SERIES (CONTINUED)
                             ------------------------------------------------------------------------------------------
                                                        RESEARCH CORE
                                                         PORTFOLIO --
                               OVERSEAS PORTFOLIO --    INSTITUTIONAL    WORLDWIDE PORTFOLIO --  WORLDWIDE PORTFOLIO --
                                  SERVICE SHARES            SHARES        INSTITUTIONAL SHARES       SERVICE SHARES
                             ------------------------  ---------------  -----------------------  ----------------------
                                                                           YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------
                                 2009         2008      2009     2008      2009         2008        2009        2008
-                            -----------  -----------  ------  -------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (168,973)     258,281     (23)     859         609     (261,591)    (20,402)    (63,576)
 Net realized gain
   (loss) on investments....     510,800    2,583,542  (9,650)    (553) (5,345,726)  (4,234,334)   (595,621)   (175,869)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   7,421,960  (21,195,717)  9,878  (14,354) 24,708,324  (51,658,241)  2,663,376  (5,960,446)
 Capital gain
   distribution.............     423,178    3,303,505      --    4,960          --           --          --          --
                             -----------  -----------  ------  -------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............   8,186,965  (15,050,389)    205   (9,088) 19,363,207  (56,154,166)  2,047,353  (6,199,891)
                             -----------  -----------  ------  -------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............          --           --      --       --     109,067      110,979        (605)     12,255
 Death benefits.............     (89,369)    (183,865)     --       --  (1,098,097)    (762,032)    (23,515)    (32,270)
 Surrenders.................  (1,460,183)  (2,910,057)     --       --  (6,277,206) (17,481,409) (1,098,961) (1,687,928)
 Administrative expenses....     (36,409)     (52,368)     --       --    (117,729)    (131,568)     (9,695)    (14,525)
 Capital contribution
   (withdrawal).............          --           --      --       --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (1,127,414)  (1,859,987) (9,487)   4,033  (1,969,240)  (5,279,661)   (100,162)   (367,251)
                             -----------  -----------  ------  -------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,713,375)  (5,006,277) (9,487)   4,033  (9,353,205) (23,543,691) (1,232,938) (2,089,719)
                             -----------  -----------  ------  -------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................   5,473,590  (20,056,666) (9,282)  (5,055) 10,010,002  (79,697,857)    814,415  (8,289,610)
Net assets at beginning
 of year....................  11,957,588   32,014,254  12,989   18,044  60,413,067  140,110,924   6,583,353  14,872,963
                             -----------  -----------  ------  -------  ----------  -----------  ----------  ----------
Net assets at end of year... $17,431,178   11,957,588   3,707   12,989  70,423,069   60,413,067   7,397,768   6,583,353
                             ===========  ===========  ======  =======  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............      28,287       59,015      --      512     181,842      650,836     127,156     240,552
 Units redeemed.............    (255,721)    (415,529) (1,399)    (152)   (862,623)  (2,089,905)   (382,213)   (595,021)
                             -----------  -----------  ------  -------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (227,434)    (356,514) (1,399)     360    (680,781)  (1,439,069)   (255,057)   (354,469)
                             ===========  ===========  ======  =======  ==========  ===========  ==========  ==========

                               LEGG MASON PARTNERS
                              VARIABLE EQUITY TRUST
                             ----------------------
                                   LEGG MASON
                              CLEARBRIDGE VARIABLE
                                AGGRESSIVE GROWTH
                              PORTFOLIO -- CLASS II
                             ----------------------

                             -----------------------
                                2009        2008
-                            ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (92,767)   (143,139)
 Net realized gain
   (loss) on investments....   (828,668)   (324,898)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  2,441,854  (3,838,574)
 Capital gain
   distribution.............         --          --
                             ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  1,520,419  (4,306,611)
                             ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............     23,669     463,329
 Death benefits.............      9,833    (224,242)
 Surrenders.................   (518,232)   (838,460)
 Administrative expenses....    (14,961)    (20,236)
 Capital contribution
   (withdrawal).............         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (687,771)   (355,664)
                             ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,187,462)   (975,273)
                             ----------  ----------
Increase (decrease) in
 net assets.................    332,957  (5,281,884)
Net assets at beginning
 of year....................  5,735,959  11,017,843
                             ----------  ----------
Net assets at end of year...  6,068,916   5,735,959
                             ==========  ==========
Change in units (note 5):
 Units purchased............    138,695     211,397
 Units redeemed.............   (277,207)   (279,297)
                             ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (138,512)    (67,900)
                             ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)
                             -----------------------------------------------------------------------------------------------
                                   LEGG MASON              LEGG MASON             LEGG MASON
                              CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE          LEGG MASON
                              EQUITY INCOME BUILDER      EQUITY INCOME         FUNDAMENTAL VALUE      CLEARBRIDGE VARIABLE
                                  PORTFOLIO --        BUILDER PORTFOLIO --       PORTFOLIO --        INVESTORS PORTFOLIO --
                                     CLASS I                CLASS II                CLASS I                 CLASS I
                             ----------------------  ---------------------  ----------------------  -----------------------
                                                                             YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                2009        2008        2009       2008        2009        2008        2009         2008
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $   89,766      83,835     82,500      41,242     (24,513)        459      41,334      (68,397)
 Net realized gain
   (loss) on investments....   (986,826) (1,091,723)  (729,109) (1,469,186) (1,417,809) (1,066,158) (1,229,404)     116,965
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,869,469  (2,418,191) 1,989,237  (2,591,761)  3,413,197  (4,342,104)  3,346,417   (9,805,656)
 Capital gain
   distribution.............         --      48,803         --      54,383          --       9,417          --      604,388
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............    972,409  (3,377,276) 1,342,628  (3,965,322)  1,970,875  (5,398,386)  2,158,347   (9,152,700)
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     11,013      40,511      4,841     218,499     242,180     173,390      72,046       39,772
 Death benefits.............    (99,815)    (83,407)        --          --      (7,008)     (4,157)   (187,522)    (248,877)
 Surrenders.................   (619,085) (1,495,998)  (412,623)   (945,920)   (491,169)   (783,039) (1,879,164)  (4,394,100)
 Administrative expenses....    (10,928)     (9,826)    (5,583)     (8,020)    (25,616)    (39,107)    (21,999)     (28,067)
 Capital contribution
   (withdrawal).............         --          --         --          --          --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (42,375)   (492,964)   227,695  (1,935,885)   (879,105) (1,276,653)   (838,127)  (3,738,220)
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (761,190) (2,041,684)  (185,670) (2,671,326) (1,160,718) (1,929,566) (2,854,766)  (8,369,492)
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................    211,219  (5,418,960) 1,156,958  (6,636,648)    810,157  (7,327,952)   (696,419) (17,522,192)
Net assets at beginning
 of year....................  5,292,229  10,711,189  6,715,019  13,351,667   8,415,455  15,743,407  12,555,947   30,078,139
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
Net assets at end of year... $5,503,448   5,292,229  7,871,977   6,715,019   9,225,612   8,415,455  11,859,528   12,555,947
                             ==========  ==========  =========  ==========  ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............     97,921      86,341    848,756   1,070,629     191,201     237,655     102,988      205,823
 Units redeemed.............   (214,292)   (330,318)  (874,260) (1,352,867)   (388,286)   (475,189)   (369,486)    (804,241)
                             ----------  ----------  ---------  ----------  ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (116,371)   (243,977)   (25,504)   (282,238)   (197,085)   (237,534)   (266,498)    (598,418)
                             ==========  ==========  =========  ==========  ==========  ==========  ==========  ===========

                             ------------------------

                                LEGG MASON WESTERN
                             ASSET VARIABLE STRATEGIC
                                BOND PORTFOLIO --
                                     CLASS I
                             -----------------------

                             ------------------------
                                2009         2008
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    562,145      853,057
 Net realized gain
   (loss) on investments.... (1,279,802)  (2,190,423)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  3,382,825   (2,926,585)
 Capital gain
   distribution.............     11,467           --
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  2,676,635   (4,263,951)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      2,492      204,186
 Death benefits.............   (237,462)    (308,069)
 Surrenders................. (2,829,037)  (5,695,567)
 Administrative expenses....    (25,544)     (26,236)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    205,396   (2,435,861)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions... (2,884,155)  (8,261,547)
                             ----------  -----------
Increase (decrease) in
 net assets.................   (207,520) (12,525,498)
Net assets at beginning
 of year.................... 15,421,912   27,947,410
                             ----------  -----------
Net assets at end of year... 15,214,392   15,421,912
                             ==========  ===========
Change in units (note 5):
 Units purchased............    180,020      310,360
 Units redeemed.............   (408,429)    (928,557)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........   (228,409)    (618,197)
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        MFS(R) VARIABLE INSURANCE TRUST
                             -----------------------------------------------------------------------------------------------
                              MFS(R) INVESTORS GROWTH     MFS(R) INVESTORS       MFS(R) NEW DISCOVERY    MFS(R) STRATEGIC
                                  STOCK SERIES --          TRUST SERIES --            SERIES --          INCOME SERIES --
                               SERVICE CLASS SHARES     SERVICE CLASS SHARES     SERVICE CLASS SHARES   SERVICE CLASS SHARES
                             ------------------------  ----------------------  -----------------------  -------------------
                                                                            YEAR ENDED DECEMBER 31,
                             -----------------------------------------------------------------------------------------------
                                 2009         2008        2009        2008        2009         2008       2009       2008
                             -----------  -----------  ----------  ----------  ----------  -----------  --------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (133,054)    (224,477)    (23,447)   (109,618)   (286,472)     877,056    29,826     2,414
 Net realized gain
   (loss) on investments....    (476,726)     188,165    (321,902)    424,977  (2,194,668)  (1,627,954)   13,554    (1,694)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   4,433,707   (8,688,933)  2,641,095  (7,522,812) 11,008,600  (13,417,422)   32,658    (8,301)
 Capital gain
   distribution.............          --      888,245          --   1,061,051          --    3,576,582        --        --
                             -----------  -----------  ----------  ----------  ----------  -----------  --------   -------
    Increase (decrease)
     in net assets from
     operations.............   3,823,927   (7,837,000)  2,295,746  (6,146,402)  8,527,460  (10,591,738)   76,038    (7,581)
                             -----------  -----------  ----------  ----------  ----------  -----------  --------   -------
From capital
 transactions (note 4):
 Net premiums...............      72,207      307,356      74,133     284,449     199,151      110,622        --     2,559
 Death benefits.............      (1,177)     (76,416)   (129,656)    (63,398)    (73,211)    (129,650)     (563)       --
 Surrenders.................  (1,798,064)  (2,384,791) (1,168,646) (1,749,886) (1,875,901)  (2,920,729)  (26,092)   (3,923)
 Administrative expenses....     (24,209)     (35,366)    (20,803)    (29,923)    (38,271)     (44,281)     (499)     (360)
 Capital contribution
   (withdrawal).............          --           --          --          --          --           --        --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (339,847)  (2,212,212)   (533,686)   (981,904)  2,042,533     (667,107)  (10,928)  318,356
                             -----------  -----------  ----------  ----------  ----------  -----------  --------   -------
    Increase (decrease)
     in net assets from
     capital transactions...  (2,091,090)  (4,401,429) (1,778,658) (2,540,662)    254,301   (3,651,145)  (38,082)  316,632
                             -----------  -----------  ----------  ----------  ----------  -----------  --------   -------
Increase (decrease) in
 net assets.................   1,732,837  (12,238,429)    517,088  (8,687,064)  8,781,761  (14,242,883)   37,956   309,051
Net assets at beginning
 of year....................  11,423,160   23,661,589  10,745,014  19,432,078  15,140,953   29,383,836   386,599    77,548
                             -----------  -----------  ----------  ----------  ----------  -----------  --------   -------
Net assets at end of year... $13,155,997   11,423,160  11,262,102  10,745,014  23,922,714   15,140,953   424,555   386,599
                             ===========  ===========  ==========  ==========  ==========  ===========  ========   =======
Change in units (note 5):
 Units purchased............     178,466      279,773      59,479     182,084   1,050,844      525,234   136,136    46,958
 Units redeemed.............    (531,853)    (938,298)   (293,157)   (461,101) (1,087,667)    (895,746) (139,780)  (12,869)
                             -----------  -----------  ----------  ----------  ----------  -----------  --------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (353,387)    (658,525)   (233,678)   (279,017)    (36,823)    (370,512)   (3,644)   34,089
                             ===========  ===========  ==========  ==========  ==========  ===========  ========   =======

                             ------------------------
                                   MFS(R) TOTAL
                                 RETURN SERIES --
                               SERVICE CLASS SHARES
                             -----------------------

                             ------------------------
                                2009         2008
                             ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    851,467    1,283,917
 Net realized gain
   (loss) on investments.... (2,228,974)  (4,783,787)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 11,171,205  (18,807,240)
 Capital gain
   distribution.............         --    3,712,810
                             ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  9,793,698  (18,594,300)
                             ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............  3,557,028   13,765,338
 Death benefits.............    (49,281)     (54,329)
 Surrenders................. (4,244,699)  (4,946,488)
 Administrative expenses....   (153,422)     (91,597)
 Capital contribution
   (withdrawal).............         --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  4,332,502   (6,695,970)
                             ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  3,442,128    1,976,954
                             ----------  -----------
Increase (decrease) in
 net assets................. 13,235,826  (16,617,346)
Net assets at beginning
 of year.................... 59,746,091   76,363,437
                             ----------  -----------
Net assets at end of year... 72,981,917   59,746,091
                             ==========  ===========
Change in units (note 5):
 Units purchased............  5,225,900    6,631,753
 Units redeemed............. (4,754,008)  (6,278,678)
                             ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    471,892      353,075
                             ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  MFS(R) VARIABLE
                                  INSURANCE TRUST
                                    (CONTINUED)
                             ------------------------   ------------------------
                                                          OPPENHEIMER BALANCED
                             MFS(R) UTILITIES SERIES --        FUND/VA --
                               SERVICE CLASS SHARES        NON-SERVICE SHARES
                             ------------------------   -----------------------
                                                                               Y
                             ---------------------------------------------------
                                 2009          2008        2009         2008
                             -----------   -----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $ 1,086,002     3,459,114    (275,857)   1,102,984
 Net realized gain
   (loss) on investments....  (5,023,203)   (4,145,632) (4,522,691)  (3,478,166)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  12,797,176   (34,403,154)  8,203,545  (18,295,291)
 Capital gain
   distribution.............          --     6,709,699          --    2,242,000
                             -----------   -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   8,859,975   (28,379,973)  3,404,997  (18,428,473)
                             -----------   -----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............     421,264     5,379,391      55,681      269,635
 Death benefits.............    (192,020)     (518,352)   (196,990)    (359,363)
 Surrenders.................  (3,330,568)   (7,265,533) (2,651,689)  (8,536,285)
 Administrative expenses....     (82,178)     (164,321)    (35,901)     (43,261)
 Capital contribution
   (withdrawal).............          --            --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (4,803,381)   (2,203,588) (1,359,075)  (3,160,358)
                             -----------   -----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (7,986,883)   (4,772,403) (4,187,974) (11,829,632)
                             -----------   -----------  ----------  -----------
Increase (decrease) in
 net assets.................     873,092   (33,152,376)   (782,977) (30,258,105)
Net assets at beginning
 of year....................  35,664,495    68,816,871  20,717,868   50,975,973
                             -----------   -----------  ----------  -----------
Net assets at end of year... $36,537,587    35,664,495  19,934,891   20,717,868
                             ===========   ===========  ==========  ===========
Change in units (note 5):
 Units purchased............     394,441     1,717,640     194,365      247,332
 Units redeemed.............    (977,008)   (2,221,521)   (476,047)    (784,539)
                             -----------   -----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (582,567)     (503,881)   (281,682)    (537,207)
                             ===========   ===========  ==========  ===========


                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS
                             -------------------------------------------------------------------------
                               OPPENHEIMER BALANCED     OPPENHEIMER CAPITAL      OPPENHEIMER CAPITAL
                                FUND/VA -- SERVICE      APPRECIATION FUND/VA    APPRECIATION FUND/VA
                                      SHARES           -- NON-SERVICE SHARES      -- SERVICE SHARES
                             -----------------------  -----------------------  ----------------------
                             EAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------
                                2009         2008        2009         2008        2009        2008
                             ----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (678,970)     812,907    (451,358)    (887,650)   (129,729)   (191,312)
 Net realized gain
   (loss) on investments.... (4,048,814)  (4,639,902) (2,232,130)     800,335    (554,378)   (648,296)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 11,058,796  (22,056,335) 17,491,179  (39,111,844)  3,676,540  (6,250,398)
 Capital gain
   distribution.............         --    2,504,095          --           --          --          --
                             ----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     operations.............  6,331,012  (23,379,235) 14,807,691  (39,199,159)  2,992,433  (7,090,006)
                             ----------  -----------  ----------  -----------  ----------  ----------
From capital
 transactions (note 4):
 Net premiums...............  1,988,739    4,479,294     306,365       59,360     477,170     197,207
 Death benefits.............    (30,977)      50,215    (844,520)    (655,219)     (4,885)    (42,037)
 Surrenders................. (2,061,781)  (2,898,119) (4,607,739) (12,836,588)   (705,293) (1,109,437)
 Administrative expenses....    (85,939)     (65,256)    (74,800)     (90,666)    (28,656)    (32,306)
 Capital contribution
   (withdrawal).............         --           --          --           --          --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    414,930    2,011,262  (1,828,725)  (6,418,640)     74,525  (1,486,858)
                             ----------  -----------  ----------  -----------  ----------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...    224,972    3,577,396  (7,049,419) (19,941,753)   (187,139) (2,473,431)
                             ----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in
 net assets.................  6,555,984  (19,801,839)  7,758,272  (59,140,912)  2,805,294  (9,563,437)
Net assets at beginning
 of year.................... 32,033,189   51,835,028  39,244,527   98,385,439   7,287,027  16,850,464
                             ----------  -----------  ----------  -----------  ----------  ----------
Net assets at end of year... 38,589,173   32,033,189  47,002,799   39,244,527  10,092,321   7,287,027
                             ==========  ===========  ==========  ===========  ==========  ==========
Change in units (note 5):
 Units purchased............  2,684,648    3,584,748     117,326      337,310     426,236     635,344
 Units redeemed............. (2,587,581)  (2,956,938)   (514,478)  (1,208,560)   (409,239)   (827,364)
                             ----------  -----------  ----------  -----------  ----------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     97,067      627,810    (397,152)    (871,250)     16,997    (192,020)
                             ==========  ===========  ==========  ===========  ==========  ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                             -------------------------
                               OPPENHEIMER CORE BOND
                                    FUND/VA --
                                NON-SERVICE SHARES
                             ------------------------

                             -------------------------
                                 2009         2008
                             -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (292,522)   1,423,745
 Net realized gain
   (loss) on investments....  (4,059,155)  (4,243,715)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   5,752,869  (13,666,441)
 Capital gain
   distribution.............          --           --
                             -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   1,401,192  (16,486,411)
                             -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      36,827      126,061
 Death benefits.............    (337,595)    (478,418)
 Surrenders.................  (2,658,196)  (9,401,450)
 Administrative expenses....     (43,948)     (54,559)
 Capital contribution
   (withdrawal).............          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (900,505)  (2,318,662)
                             -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,903,417) (12,127,028)
                             -----------  -----------
Increase (decrease) in
 net assets.................  (2,502,225) (28,613,439)
Net assets at beginning
 of year....................  23,110,105   51,723,544
                             -----------  -----------
Net assets at end of year... $20,607,880   23,110,105
                             ===========  ===========
Change in units (note 5):
 Units purchased............     222,979      772,273
 Units redeemed.............    (570,085)  (1,447,651)
                             -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (347,106)    (675,378)
                             ===========  ===========

                                             OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             -------------------------------------------------------------------------------------------------------
                                OPPENHEIMER GLOBAL         OPPENHEIMER HIGH          OPPENHEIMER MAIN
                               SECURITIES FUND/VA --       INCOME FUND/VA --         STREET FUND/VA --
                                  SERVICE SHARES          NON-SERVICE SHARES          SERVICE SHARES
                             ------------------------  ------------------------  ------------------------
                                                        YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------------------------------
                                 2009         2008         2009         2008         2009         2008
                             -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................     322,466      (96,390)    (100,942)   1,975,648     (126,831)     180,771
 Net realized gain
   (loss) on investments....  (3,744,133)  (3,143,372) (10,606,791)  (5,944,550)   1,346,164     (889,428)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  32,386,518  (46,035,381)  12,223,931  (23,779,224)  24,780,385  (18,361,958)
 Capital gain
   distribution.............   2,088,932    6,131,071           --           --           --    2,367,969
                             -----------  -----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  31,053,783  (43,144,072)   1,516,198  (27,748,126)  25,999,718  (16,702,646)
                             -----------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............   6,937,866    7,191,747        8,668       52,599   12,272,489    7,267,661
 Death benefits.............    (240,891)    (136,105)    (129,405)    (352,819)    (281,571)    (319,216)
 Surrenders.................  (7,657,929) (11,858,182)  (1,063,565)  (6,607,413)  (6,719,688)  (6,067,211)
 Administrative expenses....    (343,751)    (225,838)     (15,116)     (32,267)    (465,354)    (143,337)
 Capital contribution
   (withdrawal).............          --           --           --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............  (6,993,399)  15,229,373      250,666   (1,310,318)  (2,662,265)  54,594,811
                             -----------  -----------  -----------  -----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (8,298,104)  10,200,995     (948,752)  (8,250,218)   2,143,611   55,332,708
                             -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.................  22,755,679  (32,943,077)     567,446  (35,998,344)  28,143,329   38,630,062
Net assets at beginning
 of year....................  88,006,811  120,949,888    7,384,703   43,383,047   94,330,005   55,699,943
                             -----------  -----------  -----------  -----------  -----------  -----------
Net assets at end of year... 110,762,490   88,006,811    7,952,149    7,384,703  122,473,334   94,330,005
                             ===========  ===========  ===========  ===========  ===========  ===========
Change in units (note 5):
 Units purchased............   6,600,223    7,373,887      537,558      537,810   14,183,011   13,672,210
 Units redeemed.............  (7,211,839)  (4,368,089)    (680,340)    (835,548) (13,532,840)  (4,360,744)
                             -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (611,616)   3,005,798     (142,782)    (297,738)     650,171    9,311,466
                             ===========  ===========  ===========  ===========  ===========  ===========

                             ---------------------------
                                 OPPENHEIMER MAIN
                             STREET SMALL CAP FUND/VA --
                                  SERVICE SHARES
                             --------------------------

                             ---------------------------
                                2009           2008
                              ----------   -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................   (378,204)      (493,535)
 Net realized gain
   (loss) on investments.... (3,275,795)   (14,266,728)
 Change in unrealized
   appreciation
   (depreciation) on
   investments.............. 16,059,342    (15,401,150)
 Capital gain
   distribution.............         --      2,604,651
                              ----------   -----------
    Increase (decrease)
     in net assets from
     operations............. 12,405,343    (27,556,762)
                              ----------   -----------
From capital
 transactions (note 4):
 Net premiums...............  3,026,111     18,737,363
 Death benefits.............    (97,951)      (176,898)
 Surrenders................. (2,419,684)    (3,511,503)
 Administrative expenses....   (149,840)      (131,317)
 Capital contribution
   (withdrawal).............         --             --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (2,189,075)   (15,618,102)
                              ----------   -----------
    Increase (decrease)
     in net assets from
     capital transactions... (1,830,439)      (700,457)
                              ----------   -----------
Increase (decrease) in
 net assets................. 10,574,904    (28,257,219)
Net assets at beginning
 of year.................... 34,360,527     62,617,746
                              ----------   -----------
Net assets at end of year... 44,935,431     34,360,527
                              ==========   ===========
Change in units (note 5):
 Units purchased............  3,818,492      9,453,306
 Units redeemed............. (3,867,148)    (9,725,757)
                              ----------   -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (48,656)      (272,451)
                              ==========   ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                             -----------------------------------------------

                                OPPENHEIMER MIDCAP          OPPENHEIMER
                                    FUND/VA --           MIDCAP FUND/VA --
                                NON-SERVICE SHARES         SERVICE SHARES
                             ------------------------  ---------------------

                             ------------------------------------------------
                                 2009         2008        2009       2008
                             -----------  -----------  ---------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (323,656)    (594,135)   (31,333)    (57,595)
 Net realized gain
   (loss) on investments....  (2,576,895)    (841,060)  (302,036)   (212,305)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   9,378,321  (24,862,400)   875,880  (2,074,939)
 Capital gain
   distribution.............          --           --         --          --
                             -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     operations.............   6,477,770  (26,297,595)   542,511  (2,344,839)
                             -----------  -----------  ---------  ----------
From capital
 transactions (note 4):
 Net premiums...............      13,814       76,297     24,881      89,947
 Death benefits.............    (257,460)    (529,571)   (30,728)         --
 Surrenders.................  (2,483,711)  (6,860,382)  (211,414)   (423,053)
 Administrative expenses....     (40,936)     (49,087)    (5,824)     (8,733)
 Capital contribution
   (withdrawal).............          --           --         --          --
 Transfers between
   subaccounts
   (including fixed
   account), net............    (944,267)  (2,490,712)   (32,151)   (448,990)
                             -----------  -----------  ---------  ----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,712,560)  (9,853,455)  (255,236)   (790,829)
                             -----------  -----------  ---------  ----------
Increase (decrease) in
 net assets.................   2,765,210  (36,151,050)   287,275  (3,135,668)
Net assets at beginning
 of year....................  23,782,668   59,933,718  2,008,523   5,144,191
                             -----------  -----------  ---------  ----------
Net assets at end of year... $26,547,878   23,782,668  2,295,798   2,008,523
                             ===========  ===========  =========  ==========
Change in units (note 5):
 Units purchased............      66,670      118,582     34,866      75,108
 Units redeemed.............    (292,085)    (571,188)   (65,518)   (143,971)
                             -----------  -----------  ---------  ----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (225,415)    (452,606)   (30,652)    (68,863)
                             ===========  ===========  =========  ==========

                                                  PIMCO VARIABLE INSURANCE TRUST
                             -----------------------------------------------------------------------
                                                     FOREIGN BOND PORTFOLIO
                                                     (U.S. DOLLAR HEDGED) --  HIGH YIELD PORTFOLIO --
                             ALL ASSET PORTFOLIO --   ADMINISTRATIVE CLASS     ADMINISTRATIVE CLASS
                              ADVISOR CLASS SHARES           SHARES                   SHARES
                             ----------------------  ---------------------   ------------------------
                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------
                                2009        2008        2009        2008         2009         2008
                             ----------  ----------  ---------   ----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    507,639     611,967    633,872      107,811    6,620,361    4,703,878
 Net realized gain
   (loss) on investments....   (442,964) (2,047,841)    (4,098)    (115,071)  (3,122,176)  (5,236,032)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  1,518,061  (1,308,931)    67,495     (289,028)  26,546,820  (17,179,679)
 Capital gain
   distribution.............         --      25,534         --           --           --      254,587
                             ----------  ----------  ---------   ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  1,582,736  (2,719,271)   697,269     (296,288)  30,045,005  (17,457,246)
                             ----------  ----------  ---------   ----------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    328,026   1,004,144      2,735       28,013    5,196,781    3,973,218
 Death benefits.............     27,906     (13,736)   (39,107)    (199,355)    (427,478)    (622,263)
 Surrenders................. (1,644,002) (1,017,978)  (757,933)  (1,599,515)  (8,598,255)  (8,716,772)
 Administrative expenses....    (27,048)    (37,408)    (8,644)     (10,165)    (320,119)    (170,066)
 Capital contribution
   (withdrawal).............         --          --         --           --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    962,589  (2,757,783)   (43,789)    (768,541)  10,036,081   15,156,701
                             ----------  ----------  ---------   ----------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (352,529) (2,822,761)  (846,738)  (2,549,563)   5,887,010    9,620,818
                             ----------  ----------  ---------   ----------  -----------  -----------
Increase (decrease) in
 net assets.................  1,230,207  (5,542,032)  (149,469)  (2,845,851)  35,932,015   (7,836,428)
Net assets at beginning
 of year....................  9,607,181  15,149,213  5,500,926    8,346,777   77,571,929   85,408,357
                             ----------  ----------  ---------   ----------  -----------  -----------
Net assets at end of year... 10,837,388   9,607,181  5,351,457    5,500,926  113,503,944   77,571,929
                             ==========  ==========  =========   ==========  ===========  ===========
Change in units (note 5):
 Units purchased............    525,850   4,378,363     52,528      119,782    6,152,794    5,538,977
 Units redeemed.............   (580,827) (4,686,933)  (116,996)    (321,812)  (5,632,351)  (3,690,450)
                             ----------  ----------  ---------   ----------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (54,977)   (308,570)   (64,468)    (202,030)     520,443    1,848,527
                             ==========  ==========  =========   ==========  ===========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                             ------------------------------------------------------------------------------
                                   LONG-TERM U.S.
                              GOVERNMENT PORTFOLIO --   LOW DURATION PORTFOLIO --  TOTAL RETURN PORTFOLIO --
                                   ADMINISTRATIVE             ADMINISTRATIVE            ADMINISTRATIVE
                                    CLASS SHARES               CLASS SHARES              CLASS SHARES
                             -------------------------  -------------------------  ------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                             -------------------------------------------------------------------------------
                                 2009          2008         2009         2008          2009         2008
-                            ------------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  4,465,080    2,303,298   11,283,970     6,212,371   19,205,047   13,016,496
 Net realized gain
   (loss) on investments....    1,359,343    1,332,479      662,404    (6,022,244)   4,685,379    1,604,748
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  (13,732,834)   7,174,061    7,967,991   (10,683,162)  11,371,438   (7,664,083)
 Capital gain
   distribution.............    2,786,691      432,511    5,272,405     1,946,669    6,441,186    2,494,913
                             ------------  -----------  -----------  ------------  -----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   (5,121,720)  11,242,349   25,186,770    (8,546,366)  41,703,050    9,452,074
                             ------------  -----------  -----------  ------------  -----------  -----------
From capital
 transactions (note 4):
 Net premiums...............    5,782,216   25,292,893   33,978,353   142,684,329   23,663,935   40,550,855
 Death benefits.............     (519,076)    (539,976)    (212,914)     (258,010)  (1,684,710)  (2,323,544)
 Surrenders.................   (9,970,716) (11,014,508) (14,472,819)  (12,177,082) (47,003,213) (48,283,715)
 Administrative expenses....     (261,877)    (194,609)  (1,145,539)     (543,113)  (1,106,713)    (667,370)
 Capital contribution
   (withdrawal).............           --           --           --            --           --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............   (2,404,809) (18,223,140)  43,515,076  (118,691,480)  66,966,515   25,495,486
                             ------------  -----------  -----------  ------------  -----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (7,374,262)  (4,679,340)  61,662,157    11,014,644   40,835,814   14,771,712
                             ------------  -----------  -----------  ------------  -----------  -----------
Increase (decrease) in
 net assets.................  (12,495,982)   6,563,009   86,848,927     2,468,278   82,538,864   24,223,786
Net assets at beginning
 of year....................   88,048,145   81,485,136  194,037,707   191,569,429  323,750,966  299,527,180
                             ------------  -----------  -----------  ------------  -----------  -----------
Net assets at end of year... $ 75,552,163   88,048,145  280,886,634   194,037,707  406,289,830  323,750,966
                             ============  ===========  ===========  ============  ===========  ===========
Change in units (note 5):
 Units purchased............    4,239,057   12,205,784   27,808,169    59,739,647   17,357,377   25,689,499
 Units redeemed.............   (4,485,042) (12,549,376) (21,995,941)  (58,744,852) (13,742,742) (23,836,362)
                             ------------  -----------  -----------  ------------  -----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........     (245,985)    (343,592)   5,812,228       994,795    3,614,635    1,853,137
                             ============  ===========  ===========  ============  ===========  ===========

                              RYDEX VARIABLE TRUST     THE ALGER PORTFOLIOS
                             ----------------------  -----------------------

                                                         ALGER LARGE CAP
                                    NASDAQ --          GROWTH PORTFOLIO --
                                   100(R) FUND           CLASS I-2 SHARES
                             ----------------------  -----------------------

                             ------------------------------------------------
                                2009        2008        2009         2008
-                            ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (86,060)   (105,057)   (279,274)    (677,700)
 Net realized gain
   (loss) on investments....   (335,905)    (52,434) (2,514,747)  (1,020,323)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  2,731,933  (3,690,934) 15,945,547  (30,086,377)
 Capital gain
   distribution.............         --          --          --           --
                             ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............  2,309,968  (3,848,425) 13,151,526  (31,784,400)
                             ----------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      9,944     137,010      26,614      112,552
 Death benefits.............    (23,563) (1,509,756)   (467,978)    (516,583)
 Surrenders.................   (534,636)   (830,932) (3,577,715) (10,319,560)
 Administrative expenses....    (15,527)    (21,631)    (70,728)     (77,077)
 Capital contribution
   (withdrawal).............         --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............    230,712   1,400,198    (945,975)  (2,782,495)
                             ----------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...   (333,070)   (825,111) (5,035,782) (13,583,163)
                             ----------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................  1,976,898  (4,673,536)  8,115,744  (45,367,563)
Net assets at beginning
 of year....................  4,760,328   9,433,864  32,078,993   77,446,556
                             ----------  ----------  ----------  -----------
Net assets at end of year...  6,737,226   4,760,328  40,194,737   32,078,993
                             ==========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............  1,011,533   1,493,101     203,699      561,205
 Units redeemed............. (1,101,134) (1,804,167)   (730,311)  (1,692,892)
                             ----------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (89,601)   (311,066)   (526,612)  (1,131,687)
                             ==========  ==========  ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               THE ALGER PORTFOLIOS
                                    (CONTINUED)                                        THE PRUDENTIAL SERIES FUND
                             ------------------------  ------------------------------------------------------------------------
                              ALGER SMALL CAP GROWTH     JENNISON 20/20 FOCUS                             NATURAL RESOURCES
                                   PORTFOLIO --              PORTFOLIO --       JENNISON PORTFOLIO --        PORTFOLIO --
                                 CLASS I-2 SHARES          CLASS II SHARES         CLASS II SHARES         CLASS II SHARES
                             ------------------------  -----------------------  ---------------------  -----------------------
                                                                           YEAR ENDED DECEMBER 31,
                             --------------------------------------------------------------------------------------------------
                                 2009         2008        2009         2008        2009       2008        2009         2008
-                            -----------  -----------  ----------  -----------  ---------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (403,124)    (637,075)   (208,207)   2,242,969    (33,990)    (46,915)  4,400,535    5,363,846
 Net realized gain
   (loss) on investments....  (1,080,434)   2,088,139    (898,245) (23,849,398)  (126,841)    (59,764) (7,578,976)  (8,728,636)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  11,444,785  (28,796,154)  7,068,959   (4,616,129)   996,697  (1,289,691) 22,850,830  (23,129,479)
 Capital gain
   distribution.............          --      616,947          --           --         --          --          --           --
                             -----------  -----------  ----------  -----------  ---------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   9,961,227  (26,728,143)  5,962,507  (26,222,558)   835,866  (1,396,370) 19,672,389  (26,494,269)
                             -----------  -----------  ----------  -----------  ---------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      33,673       58,313     586,482   22,157,225     62,812     140,258   3,204,912   12,513,106
 Death benefits.............    (606,100)    (373,231)    (10,105)     (53,766)        30          --      (3,272)    (179,189)
 Surrenders.................  (2,962,252)  (8,545,091)   (765,111)  (2,225,268)  (106,050)   (289,742) (3,248,688)  (3,057,829)
 Administrative expenses....     (55,493)     (60,706)    (37,636)     (92,109)    (5,154)     (5,421)   (145,391)    (105,631)
 Capital contribution
   (withdrawal).............          --           --          --           --         --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     101,665   (4,396,839)  3,485,090  (26,774,146)  (214,579)    412,811   5,483,748      988,417
                             -----------  -----------  ----------  -----------  ---------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...  (3,488,507) (13,317,554)  3,258,720   (6,988,064)  (262,941)    257,906   5,291,309   10,158,874
                             -----------  -----------  ----------  -----------  ---------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................   6,472,720  (40,045,697)  9,221,227  (33,210,622)   572,925  (1,138,464) 24,963,698  (16,335,395)
Net assets at beginning
 of year....................  25,618,495   65,664,192   9,979,184   43,189,806  2,331,245   3,469,709  26,571,716   42,907,111
                             -----------  -----------  ----------  -----------  ---------  ----------  ----------  -----------
Net assets at end of year... $32,091,215   25,618,495  19,200,411    9,979,184  2,904,170   2,331,245  51,535,414   26,571,716
                             ===========  ===========  ==========  ===========  =========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............     422,658      759,711   1,070,968    9,491,185     36,408     146,619   3,783,626    5,262,163
 Units redeemed.............    (842,155)  (1,950,500)   (863,784) (11,448,976)   (76,934)   (111,905) (3,561,675)  (3,936,800)
                             -----------  -----------  ----------  -----------  ---------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (419,497)  (1,190,789)    207,184   (1,957,791)   (40,526)     34,714     221,951    1,325,363
                             ===========  ===========  ==========  ===========  =========  ==========  ==========  ===========


                             -------------------
                             SP INTERNATIONAL
                             GROWTH PORTFOLIO --
                              CLASS II SHARES
                             ------------------

                             -------------------
                               2009      2008
-                            -------   -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................    (215)   24,130
 Net realized gain
   (loss) on investments.... (57,640)   (5,299)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............  60,201   (92,090)
 Capital gain
   distribution.............      --        --
                             -------   -------
    Increase (decrease)
     in net assets from
     operations.............   2,346   (73,259)
                             -------   -------
From capital
 transactions (note 4):
 Net premiums...............      --        --
 Death benefits.............      --        --
 Surrenders.................    (712)  (21,158)
 Administrative expenses....     (21)     (252)
 Capital contribution
   (withdrawal).............      --        --
 Transfers between
   subaccounts
   (including fixed
   account), net............ (48,581)   (4,519)
                             -------   -------
    Increase (decrease)
     in net assets from
     capital transactions... (49,314)  (25,929)
                             -------   -------
Increase (decrease) in
 net assets................. (46,968)  (99,188)
Net assets at beginning
 of year....................  61,227   160,415
                             -------   -------
Net assets at end of year...  14,259    61,227
                             =======   =======
Change in units (note 5):
 Units purchased............      --     3,275
 Units redeemed.............  (7,413)   (5,760)
                             -------   -------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........  (7,413)   (2,485)
                             =======   =======

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              THE PRUDENTIAL          THE UNIVERSAL
                                SERIES FUND       INSTITUTIONAL FUNDS,
                                (CONTINUED)               INC.                  VAN KAMPEN LIFE INVESTMENT TRUST
                             ------------------  ----------------------  ----------------------------------------------
                             SP PRUDENTIAL U.S.
                                 EMERGING           EQUITY AND INCOME        CAPITAL GROWTH
                             GROWTH PORTFOLIO --      PORTFOLIO --            PORTFOLIO --       COMSTOCK PORTFOLIO --
                              CLASS II SHARES        CLASS II SHARES        CLASS II SHARES         CLASS II SHARES
                             ------------------  ----------------------  ---------------------  -----------------------
                                                              YEAR ENDED DECEMBER 31,
                             ------------------------------------------------------------------------------------------
                               2009      2008       2009        2008        2009       2008        2009         2008
-                            -------   -------   ----------  ----------  ---------  ----------  ----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
   (expense)................ $  (210)    2,978       89,008      96,864    (98,022)   (114,371)  1,367,504    1,136,165
 Net realized gain
   (loss) on investments....  (2,859)      (25)    (609,967) (1,072,825)  (357,630)    259,611  (7,129,394) (30,908,764)
 Change in unrealized
   appreciation
   (depreciation) on
   investments..............   7,577   (11,065)   2,604,262  (1,878,975) 3,528,200  (5,354,699) 17,658,659  (28,335,786)
 Capital gain
   distribution.............      --        --           --     228,793         --          --          --    5,528,592
                             -------   -------   ----------  ----------  ---------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     operations.............   4,508    (8,112)   2,083,303  (2,626,143) 3,072,548  (5,209,459) 11,896,769  (52,579,793)
                             -------   -------   ----------  ----------  ---------  ----------  ----------  -----------
From capital
 transactions (note 4):
 Net premiums...............      --        --      721,916   4,112,706     80,390     133,704   1,091,649   29,401,102
 Death benefits.............      --        --           --          --    (24,587)    (25,908)   (287,143)    (374,225)
 Surrenders.................      --      (139)    (382,686)   (341,808)  (500,464)   (789,692) (4,780,702)  (8,831,960)
 Administrative expenses....     (47)      (46)     (35,024)    (11,473)   (19,780)    (25,780)   (154,527)    (278,739)
 Capital contribution
   (withdrawal).............      --        --           --          --         --          --          --           --
 Transfers between
   subaccounts
   (including fixed
   account), net............     214     2,095    1,225,929     951,038    116,183    (542,353) (4,277,531) (47,034,981)
                             -------   -------   ----------  ----------  ---------  ----------  ----------  -----------
    Increase (decrease)
     in net assets from
     capital transactions...     167     1,910    1,530,135   4,710,463   (348,258) (1,250,029) (8,408,254) (27,118,803)
                             -------   -------   ----------  ----------  ---------  ----------  ----------  -----------
Increase (decrease) in
 net assets.................   4,675    (6,202)   3,613,438   2,084,320  2,724,290  (6,459,488)  3,488,515  (79,698,596)
Net assets at beginning
 of year....................  16,208    22,410    9,169,797   7,085,477  4,972,081  11,431,569  51,764,151  131,462,747
                             -------   -------   ----------  ----------  ---------  ----------  ----------  -----------
Net assets at end of year... $20,883    16,208   12,783,235   9,169,797  7,696,371   4,972,081  55,252,666   51,764,151
                             =======   =======   ==========  ==========  =========  ==========  ==========  ===========
Change in units (note 5):
 Units purchased............     441       261    2,190,348   1,896,522    317,807     168,370   1,552,095   13,886,556
 Units redeemed.............    (577)      (16)  (1,990,310) (1,380,207)  (357,650)   (288,754) (2,399,772) (17,867,142)
                             -------   -------   ----------  ----------  ---------  ----------  ----------  -----------
 Net increase (decrease)
   in units from capital
   transactions with
   contract owners..........    (136)      245      200,038     516,315    (39,843)   (120,384)   (847,677)  (3,980,586)
                             =======   =======   ==========  ==========  =========  ==========  ==========  ===========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2009

(1)DESCRIPTION OF ENTITY

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. The Separate Account has subaccounts that currently invest in open-end mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, they may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. Nonetheless, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On April 27, 2009, both J.P.Morgan Series Trust II -- JPMorgan Bond Portfolio and JPMorgan Insurance Trust -- JPMorgan Insurance Trust Government Bond Portfolio -- Class 1 were liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Core Bond Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan International Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust International Equity Portfolio; J.P.Morgan Series Trust II -- JPMorgan Mid Cap Value Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1; J.P.Morgan Series Trust II -- JPMorgan Small Company Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1; and J.P.Morgan Series Trust II -- JPMorgan U.S. Large Cap Core Equity Portfolio was liquidated and the cash was reinvested in JPMorgan Insurance Trust -- JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1.

   The following Portfolios are not available to contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance products Trust --      Franklin Templeton Variable Insurance products Trust --
  Franklin Income Securities Fund -- Class 2 Shares            Franklin Templeton VIP Founding Funds Allocation Fund --
                                                               Class 2 Shares

   Effective September 8, 2008, the following Portfolios were added to the Separate Account:

Genworth Variable Insurance Trust -- Genworth Calamos        Genworth Variable Insurance Trust -- Genworth Columbia Mid
  Growth Fund -- Service Shares                                Cap Value Fund -- Service Shares

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009


Genworth Variable Insurance Trust -- Genworth Davis NY       Genworth Variable Insurance Trust -- Genworth Putnam
  Venture Fund -- Service Shares                               International Capital Opportunities Fund -- Service Shares
Genworth Variable Insurance Trust -- Genworth Eaton Vance    Genworth Variable Insurance Trust -- Genworth Thornburg
  Large Cap Value Fund -- Service Shares                       International Value Fund -- Service Shares
Genworth Variable Insurance Trust -- Genworth Legg Mason     Genworth Variable Insurance Trust -- Genworth Goldman Sachs
  ClearBridge Aggressive Growth Fund - Service Shares          Enhanced Core Bond Index Fund -- Service Shares (formerly
Genworth Variable Insurance Trust -- Genworth PIMCO            Genworth Western Asset Management Core Plus Fixed Income
  StocksPLUS Fund - Service Shares                             Fund)

   The following Portfolios were not available as investment options for contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund    Legg Mason Partners Variable Equity Trust -- Legg Mason
  -- Series II Shares                                          ClearBridge Variable Aggressive Growth Portfolio -- Class
BlackRock Variable Series Funds, Inc. -- BlackRock Large       II
  Cap Growth V.I. Fund -- Class III Shares                   Legg Mason Partners Variable Equity Trust -- Legg Mason
GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares    ClearBridge Variable Fundamental Value Portfolio -- Class
GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class     I
  1 Shares                                                   MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust
GE Investments Funds, Inc. -- Premier Growth Equity Fund --    Series -- Service Class Shares
  Class 1 Shares                                             Oppenheimer Variable Account Funds -- Oppenheimer MidCap
GE Investments Funds, Inc. -- S&P 500(R) Index Fund            Fund/VA -- Service Shares
                                                             Rydex Variable Trust -- NASDAQ 100(R) Fund

   As of December 31, 2009, The Prudential Series Fund -- Equity Portfolio -- Class II Shares was available as an investment option under the contract, but not shown on the statements due to not having any activity from January 1, 2008 through December 31, 2009.

   All designated Portfolios listed above are series type mutual funds.

(2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  (A) BASIS OF PRESENTATION

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (B) INVESTMENTS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account uses market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009


   VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

  .  LEVEL 1 -- quoted prices in active markets for identical securities.

  . LEVEL 2 -- observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

  .  LEVEL 3 -- unobservable inputs

   The investments of the Separate Accounts are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2009.

   Purchases and redemptions of investments are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (C) UNIT CLASSES

   There are several unit classes of subaccounts based on the annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in footnote (4)(a) below. Form numbers P1140, P1142, P1143, P1150, P1152, P1153 and P1611 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contracts.

  (D) FEDERAL INCOME TAXES

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (E) PAYMENTS DURING ANNUITIZATION

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Protection Annuity rider option. Under this rider option, the assumed investment rate is 4%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (F) SUBSEQUENT EVENTS

   The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009


(3)PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2009 were:

                                                     COST OF     PROCEEDS
                                                      SHARES       FROM
FUND/PORTFOLIO                                       ACQUIRED   SHARES SOLD
--------------                                     ------------ ------------
AIM Variable Insurance Funds
  AIM V.I. Basic Value Fund--Series II shares..... $  2,157,671 $  3,874,565
  AIM V.I. Capital Appreciation Fund -- Series I
   shares.........................................    1,077,901    2,850,675
  AIM V.I. Capital Development Fund -- Series I
   shares.........................................           --       12,371
  AIM V.I. Core Equity Fund -- Series I shares....    1,545,018    4,316,217
  AIM V.I. Global Real Estate Fund -- Series II
   shares.........................................    1,717,153    1,770,471
  AIM V.I. Government Securities Fund -- Series I
   shares.........................................          614       20,008
  AIM V.I. International Growth Fund -- Series II
   shares.........................................   55,093,005   55,022,876
  AIM V.I. Large Cap Growth Fund -- Series I
   shares.........................................        4,415       16,630
  AIM V.I. Technology Fund -- Series I shares.....           --           86
  AIM V.I. Utilities Fund -- Series I shares......          152          969
AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Balanced Wealth Strategy
   Portfolio -- Class B...........................   32,755,193   27,926,517
  AllianceBernstein Global Thematic Growth
   Portfolio -- Class B...........................    3,555,386    2,148,873
  AllianceBernstein Growth and Income Portfolio
   -- Class B.....................................   15,643,194   27,006,167
  AllianceBernstein International Value Portfolio
   -- Class B.....................................   74,151,443   78,351,781
  AllianceBernstein Large Cap Growth Portfolio --
   Class B........................................    1,232,506    4,248,503
  AllianceBernstein Small Cap Growth Portfolio --
   Class B........................................    1,894,739    2,611,808
American Century Variable Portfolios II, Inc.
  VP Inflation Protection Fund -- Class II........  145,058,486  110,036,258
American Century Variable Portfolios, Inc.
  VP Income & Growth Fund -- Class I..............       58,167       18,128
  VP International Fund -- Class I................   11,474,989   11,859,727
  VP Ultra(R) Fund -- Class I.....................       15,035        8,106
  VP Value Fund -- Class I........................      435,469      436,136
BlackRock Variable Series Funds, Inc.
  BlackRock Basic Value V.I. Fund -- Class III
   Shares.........................................    2,696,832    3,297,634
  BlackRock Global Allocation V.I. Fund -- Class
   III Shares.....................................  396,077,961  343,638,240
  BlackRock Large Cap Growth V.I. Fund -- Class
   III Shares.....................................      709,461      673,196
  BlackRock Value Opportunities V.I. Fund --
   Class III Shares...............................    1,709,778    1,990,600
Columbia Funds Variable Insurance Trust I
  Columbia Marsico Growth Fund, Variable Series
   -- Class A.....................................    6,285,517    9,851,314
  Columbia Marsico International Opportunities
   Fund, Variable Series -- Class B...............   45,820,092   53,148,999
DWS Variable Series II
  DWS Dreman Small Mid Cap Value VIP -- Class B
   Shares.........................................        8,490       10,599
  DWS Strategic Value VIP -- Class B Shares.......       17,210       17,705
  DWS Technology VIP -- Class B Shares............           49          658
Dreyfus
  Dreyfus Investment Portfolios MidCap Stock
   Portfolio -- Initial Shares....................        6,611       27,955
  Dreyfus Variable Investment Fund -- Money
   Market Portfolio...............................    2,734,433    3,058,406
  The Dreyfus Socially Responsible Growth Fund,
   Inc. -- Initial Shares.........................       69,928      328,904

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                      COST OF     PROCEEDS
                                                       SHARES       FROM
FUND/PORTFOLIO                                        ACQUIRED   SHARES SOLD
--------------                                      ------------ ------------
Eaton Vance Variable Trust
  VT Floating -- Rate Income Fund.................. $ 61,064,024 $ 54,182,034
  VT Worldwide Health Sciences Fund................    6,351,609    7,227,099
Evergreen Variable Annuity Trust
  Evergreen VA Omega Fund -- Class 2...............   12,385,221    7,080,103
Federated Insurance Series
  Federated Capital Income Fund II.................    1,650,085    2,754,095
  Federated Clover Value Fund II -- Primary Shares.      881,236    3,288,497
  Federated High Income Bond Fund II -- Primary
   Shares..........................................   11,875,912    9,362,164
  Federated High Income Bond Fund II -- Service
   Shares..........................................   29,508,571   27,076,099
  Federated Kaufmann Fund II -- Service Shares.....   28,399,455   31,330,013
Fidelity(R) Variable Insurance Products Fund
  VIP Asset ManagerSM Portfolio -- Initial Class...    3,899,768   12,311,471
  VIP Asset ManagerSM Portfolio -- Service Class 2.    7,529,066    9,021,465
  VIP Balanced Portfolio -- Service Class 2........   48,004,320   43,592,411
  VIP Contrafund(R) Portfolio -- Initial Class.....   12,295,743   37,765,310
  VIP Contrafund(R) Portfolio -- Service Class 2...   31,640,515   45,674,343
  VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2.................................      657,771    1,209,665
  VIP Equity-Income Portfolio -- Initial Class.....    8,343,545   26,729,341
  VIP Equity-Income Portfolio -- Service Class 2...   15,476,663   25,641,400
  VIP Growth & Income Portfolio -- Initial Class...    2,451,674    7,167,360
  VIP Growth & Income Portfolio -- Service Class 2.    2,767,058    4,695,160
  VIP Growth Opportunities Portfolio -- Initial
   Class...........................................    1,488,740    2,342,784
  VIP Growth Portfolio -- Initial Class............    2,405,563   12,465,947
  VIP Growth Portfolio -- Service Class 2..........    6,596,686    8,345,823
  VIP Investment Grade Bond Portfolio -- Service
   Class 2.........................................   14,708,618    7,981,628
  VIP Mid Cap Portfolio -- Initial Class...........          560          866
  VIP Mid Cap Portfolio -- Service Class 2.........   19,384,024   37,835,712
  VIP Overseas Portfolio -- Initial Class..........    3,565,875    9,008,465
  VIP Value Strategies Portfolio -- Service Class
   2...............................................    4,462,945    3,883,268
Franklin Templeton Variable Insurance Products
  Trust
  Franklin Income Securities Fund -- Class 2
   Shares..........................................  484,594,503  543,828,411
  Franklin Large Cap Growth Securities Fund --
   Class 2 Shares..................................    1,834,830    1,942,202
  Franklin Templeton VIP Founding Funds
   Allocation Fund -- Class 2 Shares...............  109,028,545  129,740,709
  Mutual Shares Securities Fund -- Class 2 Shares..   70,589,525   63,421,119
  Templeton Foreign Securities Fund -- Class 1
   Shares..........................................    3,503,530    3,276,418
  Templeton Foreign Securities Fund -- Class 2
   Shares..........................................   12,238,816   12,481,310
  Templeton Global Asset Allocation Fund -- Class
   2 Shares........................................       10,185       40,500
  Templeton Global Bond Securities Fund -- Class
   1 Shares........................................    4,030,194    2,130,722
  Templeton Growth Securities Fund -- Class 2
   Shares..........................................    7,728,789    7,932,635
GE Investments Funds, Inc.
  Core Value Equity Fund -- Class 1 Shares.........    1,335,059    4,154,273
  Income Fund -- Class 1 Shares....................    8,780,328   19,588,101
  International Equity Fund -- Class 1 Shares......    1,720,150    4,885,655
  Mid-Cap Equity Fund -- Class 1 Shares............    6,364,263   23,076,406
  Money Market Fund................................  453,694,487  677,327,604
  Premier Growth Equity Fund -- Class 1 Shares.....    2,574,573   10,953,788

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                      COST OF     PROCEEDS
                                                       SHARES       FROM
FUND/PORTFOLIO                                        ACQUIRED   SHARES SOLD
--------------                                      ------------ ------------
  Real Estate Securities Fund -- Class 1 Shares.... $ 25,337,385 $ 31,633,169
  S&P 500(R) Index Fund............................   21,940,709   48,356,940
  Small-Cap Equity Fund -- Class 1 Shares..........    7,058,398   16,028,063
  Total Return Fund -- Class 1 Shares..............  192,658,066  226,045,449
  Total Return Fund -- Class 3 Shares..............  679,208,220  663,854,208
  U.S. Equity Fund -- Class 1 Shares...............    3,320,552    8,800,626
Genworth Variable Insurance Trust
  Genworth Calamos Growth Fund -- Service Shares...    3,431,592    1,809,777
  Genworth Columbia Mid Cap Value Fund -- Service
   Shares..........................................   27,102,438   26,240,996
  Genworth Davis NY Venture Fund -- Service Shares.    4,497,183    1,762,469
  Genworth Eaton Vance Large Cap Value Fund --
   Service Shares..................................   69,078,846   58,854,122
  Genworth Goldman Sachs Enhanced Core Bond Index
   Fund -- Service Shares..........................   82,443,614   60,734,103
  Genworth Legg Mason ClearBridge Aggressive
   Growth Fund -- Service Shares...................   79,896,267   77,179,554
  Genworth PIMCO StocksPLUS Fund -- Service Shares.  119,308,475  113,426,314
  Genworth Putnam International Capital
   Opportunities Fund -- Service Shares............   34,277,470   32,864,405
  Genworth Thornburg International Value Fund --
   Service Shares..................................   28,121,366   27,385,019
Goldman Sachs Variable Insurance Trust
  Goldman Sachs Growth and Income Fund.............    1,566,340    3,949,920
  Goldman Sachs Mid Cap Value Fund.................    6,131,893   20,991,167
J.P. Morgan Series Trust II
  JPMorgan Bond Portfolio..........................       23,123      279,958
  JPMorgan International Equity Portfolio..........       18,024       98,532
  JPMorgan Mid Cap Value Portfolio.................        9,415      132,540
  JPMorgan Small Company Portfolio.................          340       15,246
  JPMorgan U.S. Large Cap Core Equity Portfolio....          162        6,557
JPMorgan Insurance Trust
  JPMorgan Insurance Trust Balanced Portfolio --
   Class 1.........................................       44,465        9,773
  JPMorgan Insurance Trust Core Bond Portfolio --
   Class 1.........................................   15,711,711   13,750,676
  JPMorgan Insurance Trust Diversified Mid Cap
   Growth Portfolio -- Class 1.....................    1,392,041    1,460,750
  JPMorgan Insurance Trust Equity Index Portfolio
   -- Class 1......................................    3,569,462    3,567,193
  JPMorgan Insurance Trust Government Bond
   Portfolio -- Class 1............................    1,075,580    2,587,979
  JPMorgan Insurance Trust International Equity
   Portfolio.......................................      229,650      156,890
  JPMorgan Insurance Trust Intrepid Growth
   Portfolio -- Class 1............................    4,570,016    4,683,837
  JPMorgan Insurance Trust Intrepid Mid Cap
   Portfolio -- Class 1............................    2,193,977    2,242,199
  JPMorgan Insurance Trust Mid Cap Value
   Portfolio -- Class 1............................      342,820      228,862
  JPMorgan Insurance Trust Small Cap Core
   Portfolio -- Class 1............................       38,852       24,178
  JPMorgan Insurance Trust U.S. Equity Portfolio
   -- Class 1......................................    4,423,798    4,519,969
Janus Aspen Series
  Balanced Portfolio -- Institutional Shares.......   18,012,972   30,310,471
  Balanced Portfolio -- Service Shares.............  104,537,392   91,969,787
  Enterprise Portfolio -- Institutional Shares.....    2,575,744    9,334,107
  Enterprise Portfolio -- Service Shares...........      260,745    1,578,245
  Flexible Bond Portfolio -- Institutional Shares..   11,754,872    8,422,024
  Forty Portfolio -- Institutional Shares..........    5,116,281   13,649,447
  Forty Portfolio -- Service Shares................   88,380,008   91,951,710
  Global Life Sciences Portfolio -- Service Shares.    2,312,964    2,119,219
  Global Technology Portfolio -- Service Shares....    3,181,817    3,728,231

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                      COST OF     PROCEEDS
                                                       SHARES       FROM
FUND/PORTFOLIO                                        ACQUIRED   SHARES SOLD
--------------                                      ------------ ------------
  Janus Portfolio -- Institutional Shares.......... $  2,532,247 $ 10,935,748
  Janus Portfolio -- Service Shares................      439,326    1,592,274
  Overseas Portfolio -- Institutional Shares.......   17,038,460   24,249,988
  Overseas Portfolio -- Service Shares.............      801,884    3,232,132
  Research Core Portfolio -- Institutional Shares..            7        9,517
  Worldwide Portfolio -- Institutional Shares......    3,230,683   12,598,553
  Worldwide Portfolio -- Service Shares............      687,074    1,939,662
Legg Mason Partners Variable Equity Trust
  Legg Mason ClearBridge Variable Aggressive
   Growth Portfolio -- Class II....................    1,196,418    2,476,376
  Legg Mason ClearBridge Variable Equity Income
   Builder Portfolio -- Class I....................      820,788    1,493,910
  Legg Mason ClearBridge Variable Equity Income
   Builder Portfolio -- Class II...................    5,829,430    5,934,136
  Legg Mason ClearBridge Variable Fundamental
   Value Portfolio -- Class I......................    1,308,727    2,496,013
  Legg Mason ClearBridge Variable Investors
   Portfolio -- Class I............................    1,338,028    4,147,851
Legg Mason Partners Variable Income Trust
  Legg Mason Western Asset Variable Strategic
   Bond Portfolio -- Class I.......................    3,109,453    5,422,453
MFS(R) Variable Insurance Trust
  MFS(R) Investors Growth Stock Series -- Service
   Class Shares....................................    1,137,531    3,246,557
  MFS(R) Investors Trust Series -- Service Class
   Shares..........................................      619,622    2,430,390
  MFS(R) New Discovery Series -- Service Class
   Shares..........................................    8,479,022    8,489,285
  MFS(R) Strategic Income Series -- Service Class
   Shares..........................................    1,385,415    1,393,679
  MFS(R) Total Return Series -- Service Class
   Shares..........................................   46,119,958   41,862,910
  MFS(R) Utilities Series -- Service Class Shares..    6,205,616   13,723,564
Oppenheimer Variable Account Funds
  Oppenheimer Balanced Fund/VA -- Non-Service
   Shares..........................................    2,102,795    6,571,665
  Oppenheimer Balanced Fund/VA -- Service Shares...   16,757,035   17,161,303
  Oppenheimer Capital Appreciation Fund/VA --
   Non-Service Shares..............................    2,148,618    9,717,999
  Oppenheimer Capital Appreciation Fund/VA --
   Service Shares..................................    2,993,048    3,322,968
  Oppenheimer Core Bond Fund/VA -- Non-Service
   Shares..........................................    2,609,390    6,856,898
  Oppenheimer Global Securities Fund/VA --
   Service Shares..................................   52,389,245   58,336,636
  Oppenheimer High Income Fund/VA -- Non-Service
   Shares..........................................    2,612,023    3,655,751
  Oppenheimer Main Street Fund/VA -- Service
   Shares..........................................   97,184,658   95,194,907
  Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares..................................   27,689,888   29,571,109
  Oppenheimer MidCap Fund/VA -- Non-Service Shares.      700,360    4,776,654
  Oppenheimer MidCap Fund/VA -- Service Shares.....      296,901      579,491
PIMCO Variable Insurance Trust
  All Asset Portfolio -- Advisor Class Shares......    6,022,856    5,862,310
  Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares.....................    1,408,988    1,657,367
  High Yield Portfolio -- Administrative Class
   Shares..........................................   72,194,469   59,871,932
  Long-Term U.S. Government Portfolio --
   Administrative Class Shares.....................   61,777,299   61,958,560
  Low Duration Portfolio -- Administrative Class
   Shares..........................................  321,687,151  243,092,029
  Total Return Portfolio -- Administrative Class
   Shares..........................................  256,186,931  189,632,337
Rydex Variable Trust
  NASDAQ-100(R) Fund...............................    3,764,286    4,145,334
The Alger Portfolios
  Alger Large Cap Growth Portfolio -- Class I-2
   Shares..........................................    2,330,155    7,698,769
  Alger Small Cap Growth Portfolio -- Class I-2
   Shares..........................................    3,687,583    7,580,928

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                                    COST OF     PROCEEDS
                                                     SHARES       FROM
FUND/PORTFOLIO                                      ACQUIRED   SHARES SOLD
--------------                                     ----------- -----------
The Prudential Series Fund
  Jennison 20/20 Focus Portfolio -- Class II
   Shares......................................... $11,673,526 $ 8,628,684
  Jennison Portfolio -- Class II Shares...........     391,207     687,329
  Natural Resources Portfolio -- Class II Shares..  48,019,595  38,204,512
  SP International Growth Portfolio -- Class II
   Shares.........................................         160      49,692
  SP Prudential U.S. Emerging Growth Portfolio --
   Class II Shares................................       4,813       4,855
The Universal Institutional Funds, Inc.
  Equity and Income Portfolio -- Class II Shares..  16,409,350  14,841,952
Van Kampen Life Investment Trust
  Capital Growth Portfolio -- Class II Shares.....   2,347,011   2,797,758
  Comstock Portfolio -- Class II Shares...........  12,858,247  19,924,333

(4)RELATED PARTY TRANSACTIONS

  (A) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Footnote (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within Separate Account.

 MORTALITY AND EXPENSE RISK CHARGE      0.40% -- 2.4% of the daily value of
 (INCLUDING BENEFIT RIDERS)             the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 ADMINISTRATIVE CHARGE                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

 ANNUAL ADMINISTRATIVE CHARGE           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 SURRENDER CHARGE                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLAIC.

  (C) CAPITALIZATION

   Affiliates of the Separate Account have capitalized certain portfolios of Genworth Variable Insurance Trust.

  (D) BONUS CREDIT

   For contract P1152, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits.

  (E) CAPITAL BROKERAGE CORPORATION

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulation Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. CBC also serves as distributor and principal underwriter for the Genworth Variable Insurance Trust. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

  (F) GENWORTH VARIABLE INSURANCE TRUST

   Genworth Variable Insurance Trust (the "Fund") is an open-end diversified management investment company. Genworth Financial Wealth Management ("GFWM") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Genworth Financial, Inc. GFWM currently serves as investment adviser to the Fund. As compensation for its services, GFWM is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate for the following series as follows: 0.75% for the Genworth Calamos Growth Fund -- Service Shares, 0.60% for the Genworth Columbia Mid Cap Value Fund -- Service Shares, 0.50% for the Genworth Davis NY Venture Fund -- Service Shares, 0.50% for the Genworth Eaton Vance Large Cap Value Fund -- Service Shares, 0.30% for the Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares, 0.45% for the Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares, 0.35% for the Genworth PIMCO StocksPLUS Fund -- Service Shares, 0.70% for the Genworth Putnam International Capital Opportunities Fund -- Service Shares and 0.65% for the Genworth Thornburg International Value Fund -- Service Shares.

(5)CAPITAL TRANSACTIONS

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2009 and 2008 are reflected in the Statements of Changes in Net Assets.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009


(6)FINANCIAL HIGHLIGHTS

   GLAIC offers several variable annuity products through the subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended
December 31, 2009, 2008, 2007, 2006 and 2005 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products. For periods prior to 2006 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.
Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2009 and were available to contract owners during 2009.

                                EXPENSES AS A                            NET
                                 % OF AVERAGE                           ASSETS
                                NET ASSETS (1)   UNITS     UNIT VALUE    000S  INVESTMENT (2)   TOTAL RETURN (3)
                                -------------- --------- -------------- ------ -------------- --------------------
AIM Variable Insurance Funds
 AIM V.I. Basic Value Fund --
   Series II shares
   2009........................ 1.45% to 2.30% 1,244,958 11.24 to  7.78 13,225     1.21%        45.60% to   44.34%
   2008........................ 1.45% to 2.30% 1,471,353  7.72 to  5.39 10,642     2.32%      (52.60)% to (53.01)%
   2007........................ 1.45% to 2.30% 1,659,393 16.29 to 11.47 25,722     0.36%       (0.11)% to  (0.98)%
   2006........................ 1.45% to 2.30% 1,909,128 16.31 to 11.58 29,813     0.41%        11.31% to   10.35%
   2005........................ 1.45% to 2.30% 1,925,238 14.65 to 10.50 27,322     0.49%         8.28% to    3.12%
 AIM V.I. Capital Appreciation
   Fund -- Series I shares
   2009........................ 0.75% to 2.10% 2,055,902  5.62 to  8.16 12,020     0.62%        20.17% to   18.54%
   2008........................ 0.75% to 2.10% 2,405,091  4.68 to  6.89 11,716     0.00%      (42.92)% to (43.70)%
   2007........................ 0.75% to 2.10% 3,057,845  8.19 to 12.23 25,929     0.00%        11.17% to    9.65%
   2006........................ 0.75% to 2.30% 3,971,594  7.37 to 11.01 30,220     0.06%         5.51% to    3.86%
   2005........................ 0.75% to 2.10% 3,102,434 13.83 to  6.53 22,640     0.06%        15.23% to    6.56%
 AIM V.I. Capital Development
   Fund -- Series I shares
   2009........................ 0.75% to 0.75%       507 11.96 to 11.96      6     0.00%        41.30% to   41.30%
   2008........................ 0.75% to 0.75%     2,002  8.47 to  8.47     17     1.66%      (47.42)% to (47.42)%
   2007........................ 0.75% to 0.75%     1,328 16.10 to 16.10     21     3.05%        10.01% to   10.01%
   2006........................ 0.75% to 0.75%     1,195 14.64 to 14.64     17     0.12%        15.65% to   15.65%
   2005........................ 0.75% to 0.75%       974 12.66 to 12.66     12     0.00%         8.79% to    8.79%
 AIM V.I. Core Equity Fund --
   Series I shares
   2009........................ 0.75% to 2.30% 1,515,620  8.95 to  9.71 15,053     1.76%        27.34% to   25.35%
   2008........................ 0.75% to 2.30% 1,854,854  7.03 to  7.75 14,617     2.07%      (30.67)% to (31.75)%
   2007........................ 0.75% to 2.30% 2,208,336 10.14 to 11.35 25,386     1.02%         7.30% to    5.62%
   2006........................ 0.75% to 0.75% 2,749,575  9.45 to  9.45 29,700     0.81%        15.83% to   15.83%
   2005........................ 0.75% to 0.75%       283  8.16 to  8.16      2     0.84%         4.52% to    4.52%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                EXPENSES AS A                            NET
                                 % OF AVERAGE                           ASSETS
                                NET ASSETS (1)   UNITS     UNIT VALUE    000S  INVESTMENT (2)   TOTAL RETURN (3)
                                -------------- --------- -------------- ------ -------------- --------------------
 AIM V.I. Global Real Estate
   Fund -- Series II shares
   2009........................ 1.45% to 2.20%    43,366 10.53 to  6.09    396      0.00%       29.20% to   28.21%
   2008........................ 1.45% to 2.20%    47,714  8.15 to  4.75    339     15.03%     (45.52)% to (45.94)%
   2007........................ 1.45% to 2.20%    17,946 14.96 to 11.71    242     10.30%      (7.14)% to  (7.85)%
   2006........................ 1.45% to 2.05%     2,948 16.11 to 14.94     47      2.29%       40.18% to   39.33%
   2005........................ 1.45% to 1.45%       608 11.49 to 11.49      7      2.92%       14.89% to   14.89%
 AIM V.I. Government
   Securities Fund --
   Series I shares
   2009........................ 0.75% to 0.75%       183 14.88 to 14.88      3      4.44%      (0.61)% to  (0.61)%
   2008........................ 0.75% to 0.75%     1,504 14.97 to 14.97     22      4.17%       11.47% to   11.47%
   2007........................ 0.75% to 0.75%     1,558 13.43 to 13.43     21      5.18%        5.54% to    5.54%
   2006........................ 0.75% to 0.75%     1,223 12.72 to 12.72     16      7.79%        2.78% to    2.78%
   2005........................ 0.75% to 0.75%       945 12.38 to 12.38     12      3.28%        0.90% to    0.90%
 AIM V.I. International Growth
   Fund -- Series II shares
   2009........................ 1.45% to 2.55% 6,644,958 13.65 to  7.88 67,967      1.42%       32.96% to   31.47%
   2008........................ 1.45% to 2.55% 6,349,635 10.27 to  5.99 51,090      0.49%     (41.39)% to (42.05)%
   2007........................ 1.45% to 2.55% 5,648,638 17.52 to 10.34 89,441      0.47%       12.75% to    5.07%
   2006........................ 1.45% to 2.30% 2,947,792 15.54 to 13.39 43,431      1.38%       26.03% to   24.95%
   2005........................ 1.45% to 2.30% 1,071,925 12.33 to 10.72 13,152      1.31%       18.94% to    7.20%
 AIM V.I. Large Cap Growth
   Fund -- Series I shares
   2009........................ 1.45% to 2.05%       665  8.78 to  8.59      6      0.17%       24.17% to   23.41%
   2008........................ 1.45% to 1.45%     2,501  7.07 to  7.07     18      0.01%     (39.18)% to (39.18)%
   2007........................ 1.45% to 1.45%     2,692 11.63 to 11.63     31      0.03%       13.96% to   13.96%
   2006........................ 1.45% to 2.20%     2,805 10.20 to 10.15     29      0.22%        2.03% to    1.51%
   2005........................ 1.45% to 1.45%       312 12.36 to 12.36      4      0.72%        2.00% to    2.00%
 AIM V.I. Technology Fund --
   Series I shares
   2009........................ 0.75% to 0.75%     3,240  3.05 to  3.05     10      0.00%       56.18% to   56.18%
   2008........................ 0.75% to 0.75%     3,253  1.95 to  1.95      6      0.00%     (44.92)% to (44.92)%
   2007........................ 0.75% to 0.75%     3,184  3.55 to  3.55     11      0.00%        6.89% to    6.89%
   2006........................ 0.75% to 0.75%     3,165  3.32 to  3.32     11      0.00%        9.66% to    9.66%
   2005........................ 0.75% to 0.75%     3,126  3.03 to  3.03      9      0.00%        1.41% to    1.41%
 AIM V.I. Utilities Fund --
   Series I shares
   2009........................ 0.75% to 0.75%       279  9.82 to  9.82      3      4.76%       14.07% to   14.07%
   2008........................ 0.75% to 0.75%       404  8.61 to  8.61      3      3.05%     (32.86)% to (32.86)%
   2007........................ 0.75% to 0.75%       290 12.82 to 12.82      4      2.00%       19.73% to   19.73%
   2006........................ 0.75% to 0.75%       817 10.71 to 10.71      9      3.28%       24.52% to   24.52%
   2005........................ 0.75% to 0.75%       796  8.60 to  8.60      7      2.38%       15.96% to   15.96%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                              EXPENSES AS A                             NET
                               % OF AVERAGE                            ASSETS
                              NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                              -------------- ---------- -------------- ------- -------------- --------------------
AllianceBernstein Variable
  Products Series Fund, Inc.
 AllianceBernstein Balanced
   Wealth Strategy
   Portfolio -- Class B
   2009...................... 1.45% to 2.55%  3,039,389  8.60 to  8.38  25,460     0.82%        22.65% to   21.28%
   2008...................... 1.45% to 2.55%  2,363,636  7.01 to  6.91  16,167     3.18%      (31.22)% to (31.99)%
   2007...................... 1.45% to 2.55%    724,121 10.19 to 10.15   7,350     0.00%         5.66% to    4.49%
 AllianceBernstein Global
   Thematic Growth
   Portfolio -- Class B
   2009...................... 1.45% to 2.10%    506,727 13.75 to  9.63   6,577     0.00%        50.92% to   49.93%
   2008...................... 1.45% to 2.10%    352,242  9.11 to  6.42   3,098     0.00%      (48.23)% to (48.57)%
   2007...................... 1.45% to 2.10%    367,210 17.60 to 12.49   6,431     0.00%        18.15% to   17.36%
   2006...................... 1.45% to 2.30%    279,527 14.90 to 11.26   4,147     0.00%         6.81% to    5.90%
   2005...................... 1.45% to 2.10%    292,803 14.21 to 10.03   4,067     0.00%         2.15% to    1.48%
 AllianceBernstein Growth
   and Income Portfolio --
   Class B
   2009...................... 1.15% to 2.30%  6,922,845 11.71 to  8.37  68,933     3.49%        18.97% to   17.58%
   2008...................... 1.15% to 2.30%  8,422,022  9.84 to  7.12  70,944     4.34%      (41.38)% to (42.06)%
   2007...................... 1.15% to 2.30% 10,474,263 16.79 to 12.28 151,327     1.54%         3.65% to    2.44%
   2006...................... 1.15% to 2.30% 13,122,419 16.20 to 11.99 183,423     1.15%        15.64% to   14.30%
   2005...................... 1.15% to 2.30% 14,848,760 14.01 to 10.49 180,466     1.27%         6.20% to    2.30%
 AllianceBernstein
   International Value
   Portfolio -- Class B
   2009...................... 1.45% to 2.55% 11,097,457 10.22 to  5.86  87,523     1.12%        32.41% to   30.93%
   2008...................... 1.45% to 2.55% 11,076,363  7.72 to  4.47  68,474     2.08%      (53.96)% to (54.48)%
   2007...................... 1.45% to 2.55% 12,061,917 16.77 to  9.83 180,154     2.45%         4.04% to  (2.59)%
   2006...................... 1.45% to 2.30%  6,462,121 16.12 to 14.06  98,953     1.37%        33.17% to   32.02%
   2005...................... 1.45% to 2.30%  1,821,627 12.10 to 10.65  21,933     0.96%        18.49% to    6.50%
 AllianceBernstein Large Cap
   Growth Portfolio --
   Class B
   2009...................... 1.45% to 2.30%  2,483,124 12.21 to  9.27  16,764     0.00%        35.12% to   33.95%
   2008...................... 1.45% to 2.30%  2,968,259  9.03 to  6.92  14,864     0.00%      (40.69)% to (41.21)%
   2007...................... 1.45% to 2.30%  3,521,483 15.23 to 11.77  29,206     0.00%        11.96% to   10.99%
   2006...................... 1.45% to 2.30%  4,382,691 13.61 to 10.61  32,212     0.00%       (2.08)% to  (2.92)%
   2005...................... 1.45% to 2.30%  4,758,699 13.90 to  6.45  35,074     0.00%        13.18% to    9.26%
 AllianceBernstein Small Cap
   Growth Portfolio --
   Class B
   2009...................... 1.45% to 2.20%    725,939  7.90 to  7.68   5,848     0.00%        39.23% to   38.18%
   2008...................... 1.45% to 2.20%    791,595  5.67 to  5.56   4,590     0.00%      (46.41)% to (46.82)%
   2007...................... 1.45% to 1.70%  1,047,111 10.59 to 10.19  11,344     0.00%        12.04% to   11.75%
   2006...................... 1.50% to 1.70%    781,360  9.24 to  9.12   7,654     0.00%         8.85% to    8.63%
   2005...................... 1.50% to 1.70%    818,120 10.29 to  8.39   7,351     0.00%         3.29% to    3.08%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                              EXPENSES AS A                             NET
                               % OF AVERAGE                            ASSETS
                              NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                              -------------- ---------- -------------- ------- -------------- --------------------
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection
   Fund -- Class II
   2009...................... 1.45% to 2.55% 11,759,735 11.34 to 10.84 128,852     1.88%         8.64% to    7.43%
   2008...................... 1.45% to 2.55%  8,364,576 10.44 to 10.09  84,952     1.46%       (3.03)% to  (4.11)%
   2007...................... 1.45% to 2.30%    387,959 10.76 to 10.61   4,157     4.68%         7.91% to    6.98%
   2006...................... 1.45% to 2.30%    389,505  9.97 to  9.92   3,877     3.38%         0.11% to  (0.75)%
   2005...................... 1.45% to 2.30%    170,088 10.00 to  9.91   1,693     3.74%         0.00% to  (0.89)%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth
   Fund -- Class I
   2009...................... 1.45% to 2.05%     14,396 12.11 to  8.55     150     4.35%        16.39% to   15.68%
   2008...................... 1.45% to 2.05%     10,530 10.40 to  7.39      88     2.00%      (35.54)% to (35.93)%
   2007...................... 1.45% to 2.05%      9,983 16.14 to 11.54     132     1.83%       (1.52)% to  (2.13)%
   2006...................... 1.45% to 2.05%      9,996 16.39 to 11.79     136     1.21%        15.39% to   14.69%
   2005...................... 1.45% to 1.50%      2,822 14.38 to 14.20      41     0.56%         3.12% to    3.07%
 VP International Fund --
   Class I
   2009...................... 1.45% to 2.20%    181,662 16.35 to  7.60   2,038     2.24%        31.83% to   30.82%
   2008...................... 1.45% to 2.20%    222,588 12.40 to  5.81   1,908     0.80%      (45.62)% to (46.04)%
   2007...................... 1.45% to 2.20%    205,260 22.80 to 12.42   3,331     0.58%        16.34% to   15.45%
   2006...................... 1.45% to 2.05%    111,161 19.60 to 13.06   1,556     0.06%        23.22% to   22.47%
   2005...................... 1.45% to 1.45%         60 15.91 to 15.91       1     0.00%        11.62% to   11.62%
 VP Ultra(R) Fund -- Class I
   2009...................... 1.45% to 2.05%      6,963 11.27 to  8.96      68     0.25%        32.53% to   31.72%
   2008...................... 1.45% to 2.05%      6,048  8.50 to  6.81      43     0.00%      (42.33)% to (42.68)%
   2007...................... 1.45% to 2.05%      4,990 14.74 to 11.87      62     0.00%        19.25% to   18.52%
   2006...................... 1.45% to 2.05%      5,745 12.36 to 10.02      60     0.00%       (4.67)% to  (5.25)%
   2005...................... 1.45% to 1.85%      3,944 13.00 to 10.94      44     0.00%         9.40% to    0.64%
 VP Value Fund -- Class I
   2009...................... 1.45% to 2.05%     14,765 13.50 to  9.60     197     5.51%         18.13% to  17.41%
   2008...................... 1.45% to 2.10%     16,009 11.43 to  7.43     176     7.26%      (27.84)% to (28.32)%
   2007...................... 1.45% to 2.10%     14,003 15.84 to 10.37     212     6.30%       (6.52)% to  (7.14)%
   2006...................... 1.45% to 2.05%     22,032 16.94 to 12.27     308     2.37%        16.94% to   16.23%
   2005...................... 1.45% to 1.45%      2,335 14.49 to 14.49      34     5.94%         3.51% to    3.51%
BlackRock Variable Series
  Funds, Inc.
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2009...................... 1.45% to 2.30%  1,087,566 10.58 to  9.73  10,705     1.87%         28.97% to  27.86%
   2008...................... 1.45% to 2.30%  1,119,238  8.20 to  7.61   8,865     2.10%      (37.82)% to (38.36)%
   2007...................... 1.45% to 2.30%  1,229,722 13.19 to 12.34  16,049     2.41%         0.05% to  (0.82)%
   2006...................... 1.45% to 2.30%  1,008,415 13.18 to 12.44  13,161     4.05%        19.84% to   18.81%
   2005...................... 1.45% to 2.30%    524,088 11.00 to 10.47   5,730     0.39%         7.36% to    0.37%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                EXPENSES AS A                             NET
                                 % OF AVERAGE                            ASSETS
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- -------------- --------------------
 BlackRock Global Allocation
   V.I. Fund -- Class III
   Shares
   2009........................ 1.45% to 2.55% 42,888,160 13.78 to 10.08 466,813      2.02%       19.16% to   17.83%
   2008........................ 1.45% to 2.55% 37,014,846 11.56 to  8.55 343,978      2.67%     (20.84)% to (21.72)%
   2007........................ 1.45% to 2.55% 20,599,329 14.61 to 10.93 265,528      5.93%       15.05% to   14.10%
   2006........................ 1.45% to 2.30%  5,164,141 12.69 to 11.78  60,201      9.12%       14.72% to   13.74%
   2005........................ 1.45% to 2.20%     92,490 11.07 to 11.01   1,024      0.00%       10.65% to   10.09%
 BlackRock Large Cap
   Growth V.I. Fund --
   Class III Shares
   2009........................ 1.45% to 2.10%    316,268  9.64 to  9.29   3,034      0.38%       24.79% to   23.97%
   2008........................ 1.45% to 2.10%    310,603  7.73 to  7.49   2,390      0.26%     (41.75)% to (42.14)%
   2007........................ 1.45% to 2.10%    245,703 13.27 to 12.95   3,246      0.06%        6.49% to    5.79%
   2006........................ 1.45% to 2.30%    234,288 12.46 to 11.34   2,912      0.06%        5.34% to    4.43%
   2005........................ 1.45% to 2.10%    104,238 11.83 to 11.70   1,231      0.00%        8.87% to    8.16%
 BlackRock Value
   Opportunities V.I. Fund --
   Class III Shares
   2009........................ 1.45% to 2.30%    554,479  9.76 to  8.18   5,196      0.61%       26.21% to   25.12%
   2008........................ 1.45% to 2.30%    582,155  7.73 to  6.54   4,345      3.25%     (41.08)% to (41.59)%
   2007........................ 1.45% to 2.30%    575,082 13.12 to 11.20   7,408      5.34%      (2.59)% to  (3.43)%
   2006........................ 1.45% to 2.30%    543,167 13.47 to 11.59   7,200     47.14%       10.65% to    9.70%
   2005........................ 1.45% to 2.30%    374,763 12.17 to 10.57   4,539      1.51%       19.05% to    5.69%
Columbia Funds Variable
  Insurance Trust I
 Columbia Marsico Growth
   Fund, Variable Series --
   Class A
   2009........................ 1.45% to 2.30%  3,064,123 13.15 to  9.26  36,308      0.78%       24.83% to   23.75%
   2008........................ 1.45% to 2.30%  3,282,592 10.53 to  7.49  32,303      0.31%     (40.33)% to (40.84)%
   2007........................ 1.45% to 2.30%  4,177,012 17.65 to 12.65  71,729      0.08%       15.76% to   14.76%
   2006........................ 1.45% to 2.30%  3,884,022 15.25 to 11.03  57,287      0.00%        4.56% to    3.66%
   2005........................ 1.45% to 2.30%  3,682,302 14.58 to 10.64  52,570      0.00%       12.10% to    5.09%
 Columbia Marsico
   International Opportunities
   Fund, Variable Series --
   Class B
   2009........................ 1.45% to 2.55%  6,441,360 17.91 to  7.62  78,350      1.88%       35.95% to   34.43%
   2008........................ 1.45% to 2.55%  6,825,330 13.18 to  5.67  64,646     10.70%     (49.24)% to (49.80)%
   2007........................ 1.45% to 2.55%  6,718,136 25.96 to 11.29 141,978      1.86%       17.93% to   19.81%
   2006........................ 1.45% to 2.30%  5,251,780 22.01 to 13.42 101,186      1.34%       21.44% to   20.40%
   2005........................ 1.45% to 2.30%  3,229,809 18.12 to 11.15  55,310      1.00%       25.11% to   11.50%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                          NET
                                    % OF AVERAGE                         ASSETS
                                   NET ASSETS (1)  UNITS    UNIT VALUE    000S  INVESTMENT (2)   TOTAL RETURN (3)
                                   -------------- ------- -------------- ------ -------------- --------------------
DWS Variable Series II
 DWS Dreman Small Mid Cap
   Value VIP -- Class B Shares
   2009........................... 1.45% to 2.05%   4,256 18.85 to 10.42    73       1.63%       27.41% to   26.63%
   2008........................... 1.45% to 2.05%   4,267 14.80 to  8.23    59      10.33%     (34.64)% to (35.04)%
   2007........................... 1.45% to 2.05%   4,211 22.64 to 12.66    89       3.79%        1.17% to    0.55%
   2006........................... 1.45% to 2.05%   3,490 22.37 to 12.60    72       0.38%       22.79% to   22.05%
   2005........................... 1.45% to 1.45%     634 18.22 to 18.22    12       0.00%        8.19% to    8.19%
 DWS Strategic Value VIP --
   Class B Shares
   2009........................... 1.45% to 2.05%   9,106 11.17 to  7.52    81       4.30%       23.13% to   22.38%
   2008........................... 1.45% to 2.05%   9,267  9.07 to  6.14    67       7.12%     (46.94)% to (47.27)%
   2007........................... 1.45% to 2.05%   9,105 17.10 to 11.65   129       1.05%      (3.61)% to   (4.20%
   2006........................... 1.45% to 2.05%   8,948 17.74 to 12.16   133       0.85%       16.50% to   15.79%
   2005........................... 1.45% to 1.45%     558 15.23 to 15.23     9       1.37%        5.96% to    5.96%
 DWS Technology VIP -- Class B
   Shares
   2009........................... 1.45% to 1.50%     806 12.40 to 14.04    10       0.00%       57.61% to   57.53%
   2008........................... 1.45% to 1.50%     852  7.86 to  8.91     7       0.00%     (47.22)% to (47.25)%
   2007........................... 1.45% to 1.50%     792 14.90 to 16.90    12       0.00%       12.18% to   12.12%
   2006........................... 1.45% to 2.05%     759 13.28 to 10.46    10       0.00%      (1.02)% to  (1.62)%
   2005........................... 1.45% to 1.50%     289 15.23 to 13.42     4       0.07%        1.77% to    1.72%
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2009........................... 1.45% to 2.05%   7,278 12.76 to  8.53    86       1.37%       33.54% to   32.73%
   2008........................... 1.45% to 2.05%   9,473  9.56 to  6.43    86       7.20%     (41.29)% to (41.64)%
   2007........................... 1.45% to 2.05%   9,176 16.27 to 11.01   144       2.47%        0.02% to  (0.59)%
   2006........................... 1.45% to 2.05%  10,174 16.27 to 11.08   157       1.84%        6.19% to    5.55%
   2005........................... 1.45% to 1.85%   2,217 15.32 to 11.45    31       0.01%       14.55% to    7.59%
 Dreyfus Variable Investment
   Fund -- Money Market
   Portfolio
   2009........................... 1.45% to 2.20%  45,268 10.57 to  9.98   473       0.15%      (1.32)% to  (2.08)%
   2008........................... 1.45% to 2.05%  75,117 10.72 to 10.60   798       2.24%        1.05% to    0.44%
   2007........................... 1.45% to 2.20%  60,564 10.61 to 10.43   638       4.32%        3.30% to    2.51%
   2006........................... 1.45% to 2.05%  50,811 10.27 to 10.28   523       4.59%        3.09% to    2.46%
   2005........................... 1.45% to 1.85%  12,121 10.08 to  9.91   122       2.98%        1.18% to    0.76%
 The Dreyfus Socially Responsible
   Growth Fund, Inc. -- Initial
   Shares
   2009........................... 1.50% to 2.05% 612,680  5.92 to 10.00 3,642       0.96%       31.75% to   31.01%
   2008........................... 1.50% to 2.05% 668,346  4.49 to  7.63 3,015       0.76%     (35.41)% to (35.77)%
   2007........................... 1.50% to 2.05% 723,086  6.95 to 11.88 5,055       0.54%        6.16% to    5.56%
   2006........................... 1.45% to 2.05% 813,509 13.77 to 11.25 5,372       0.11%        7.62% to    6.97%
   2005........................... 1.50% to 1.70% 901,194  6.99 to  6.02 5,536       0.00%        2.07% to    1.86%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                  EXPENSES AS A                            NET
                                   % OF AVERAGE                           ASSETS
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  INVESTMENT (2)   TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ -------------- --------------------
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2009.......................... 1.45% to 2.55% 5,811,349 11.18 to  9.75 62,369      4.81%       42.22% to   40.63%
   2008.......................... 1.45% to 2.55% 5,262,454  7.86 to  6.93 39,804      5.63%     (28.19)% to (28.99)%
   2007.......................... 1.45% to 2.55% 6,162,498 10.95 to  9.77 65,664      5.83%        0.14% to  (3.46)%
   2006.......................... 1.45% to 2.30% 4,295,739 10.94 to 10.34 46,744      5.79%        3.98% to    3.08%
   2005.......................... 1.45% to 2.20% 4,297,266 10.52 to 10.12 45,015      4.08%        2.36% to    1.16%
 VT Worldwide Health Sciences
   Fund
   2009.......................... 1.45% to 2.20%   600,861 13.51 to 11.16  8,226      2.33%        8.81% to    7.98%
   2008.......................... 1.45% to 2.20%   723,917 12.41 to 10.34  9,182      0.00%      (8.43)% to  (9.13)%
   2007.......................... 1.45% to 2.20%   757,721 13.56 to 11.38 10,454      0.00%        4.62% to    3.82%
   2006.......................... 1.45% to 2.30%   876,192 12.96 to 10.40 11,571      0.00%      (1.45)% to  (2.29)%
   2005.......................... 1.45% to 2.20%   890,740 14.69 to 10.28 11,959      0.00%       12.21% to    4.79%
Evergreen Variable Annuity Trust
 Evergreen VA Omega Fund --
   Class 2
   2009.......................... 1.45% to 1.95%   564,647 12.60 to 12.81  7,062      0.77%       41.50% to   40.79%
   2008.......................... 1.45% to 1.85%   140,721  8.90 to  8.73  1,250      0.00%     (28.46)% to (28.75)%
   2007.......................... 1.45% to 1.85%    85,037 12.44 to 12.26  1,055      0.25%       10.11% to    9.66%
   2006.......................... 1.45% to 2.30%    64,164 11.30 to 10.82    723      0.00%        4.17% to    3.27%
   2005.......................... 1.45% to 1.85%    44,801 10.85 to 10.78    486      0.02%        2.07% to    1.66%
Federated Insurance Series
 Federated Capital Income
   Fund II
   2009                           1.15% to 1.60%   721,714 17.61 to  8.79  9,640      6.32%       26.80% to   26.23%
   2008                           1.15% to 1.60%   855,909 13.89 to  6.96  9,050      6.06%     (21.30)% to (21.65)%
   2007                           1.15% to 1.60% 1,088,722 17.65 to  8.89 14,801      5.30%        2.83% to    2.37%
   2006                           1.15% to 1.60% 1,431,042 17.16 to  8.68 18,752      6.04%       14.32% to   13.80%
   2005                           1.15% to 1.60% 1,648,487 15.01 to  7.63 19,590      5.42%        5.07% to    4.59%
 Federated Clover Value Fund II
   -- Primary Shares
   2009.......................... 1.15% to 1.60% 1,228,187 14.59 to  7.40 13,862      2.77%       13.40% to   12.88%
   2008.......................... 1.15% to 1.60% 1,500,152 12.87 to  6.56 15,001      6.65%     (34.56)% to (34.85)%
   2007.......................... 1.15% to 1.60% 2,015,253 19.66 to 10.07 30,712      2.79%     (10.71)% to (11.12)%
   2006.......................... 1.15% to 1.60% 2,636,575 22.02 to 11.32 45,394      2.29%       15.47% to   14.95%
   2005.......................... 1.15% to 1.60% 3,421,019 19.07 to  9.85 51,833      1.59%        3.82% to    3.35%
 Federated High Income Bond
   Fund II -- Primary Shares
   2009.......................... 1.15% to 1.60% 1,496,563 23.22 to 13.75 26,825     10.21%       51.09% to   50.41%
   2008.......................... 1.15% to 1.60% 1,467,058 15.37 to  9.14 17,443     10.25%     (26.85)% to (27.18)%
   2007.......................... 1.15% to 1.60% 2,067,050 21.01 to 12.55 33,363      8.24%        2.23% to    1.77%
   2006.......................... 1.15% to 1.60% 2,734,643 20.55 to 12.33 43,511      9.06%        9.53% to    9.04%
   2005.......................... 1.15% to 1.60% 3,435,540 18.76 to 11.31 50,854      8.41%        1.48% to    1.02%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                             NET
                                  % OF AVERAGE                            ASSETS
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- -------------- --------------------
 Federated High Income Bond
   Fund II -- Service Shares
   2009......................... 1.45% to 2.30%  2,322,730 14.59 to 11.84  33,936     9.28%        50.27% to   48.97%
   2008......................... 1.45% to 2.30%  2,234,174  9.71 to  7.94  21,881     9.67%      (27.17)% to (27.80)%
   2007......................... 1.45% to 2.30%  2,825,333 13.33 to 11.00  38,240     7.57%         1.68% to    0.80%
   2006......................... 1.45% to 2.30%  3,139,428 13.11 to 10.92  41,883     8.12%         8.97% to    8.03%
   2005......................... 1.45% to 2.30%  3,336,310 13.02 to 10.10  40,903     8.21%         3.95% to    0.03%
 Federated Kaufmann Fund II
   -- Service Shares
   2009......................... 1.45% to 2.55%  4,895,409 16.05 to  7.90  56,115     0.00%        27.23% to   25.81%
   2008......................... 1.45% to 2.55%  4,812,138 12.61 to  6.28  45,845     2.98%      (42.75)% to (43.39)%
   2007......................... 1.45% to 2.10%  2,613,449 22.03 to 15.47  56,888     1.73%        18.87% to   18.08%
   2006......................... 1.45% to 2.30%  2,729,349 18.54 to 11.88  49,853     0.60%        12.94% to   11.97%
   2005......................... 1.45% to 2.10%  2,598,587 16.41 to 11.67  42,072     0.00%        19.04% to    8.56%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM
   /Portfolio -- Initial Class
   2009......................... 1.15% to 1.60%  2,680,632 33.89 to 11.17  75,497     2.53%        27.63% to   27.05%
   2008......................... 1.15% to 1.60%  3,076,370 26.55 to  8.79  68,001     8.71%      (29.54)% to (29.86)%
   2007......................... 1.15% to 1.60%  3,723,741 37.69 to 12.54 116,426     6.07%        14.17% to   13.65%
   2006......................... 1.15% to 1.60%  4,607,975 33.01 to 11.03 125,274     2.85%         6.09% to    5.61%
   2005......................... 1.15% to 1.60%  5,612,856 31.12 to 10.45 145,425     2.89%         2.85% to    2.39%
 VIP Asset Manager/SM/
   Portfolio -- Service
   Class 2
   2009......................... 1.45% to 2.30%  1,751,372 11.29 to 10.62  19,260     2.18%        26.89% to   25.80%
   2008......................... 1.45% to 2.30%  1,874,666  8.90 to  8.44  16,286     8.68%      (29.94)% to (30.54)%
   2007......................... 1.45% to 2.30%  2,179,780 12.70 to 12.15  27,112     5.77%        13.50% to   12.51%
   2006......................... 1.45% to 2.30%  2,406,777 11.19 to 10.80  26,494     1.86%         5.59% to    4.68%
   2005......................... 1.45% to 2.30%  1,719,286 10.60 to 10.32  18,085     1.74%         5.68% to    1.50%
 VIP Balanced Portfolio --
   Service Class 2
   2009......................... 1.45% to 2.55%  6,966,166  9.88 to  8.69  65,552     2.15%        36.32% to   34.80%
   2008......................... 1.45% to 2.55%  6,416,955  7.25 to  6.45  44,795     2.82%      (35.10)% to (35.83)%
   2007......................... 1.45% to 2.55%  5,076,686 11.17 to 10.05  55,928     4.40%         7.13% to    0.71%
   2006......................... 1.45% to 2.45%  1,796,891 10.43 to 10.36  18,660     0.00%         4.30% to    3.60%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2009......................... 1.15% to 1.60%  7,029,385 38.01 to 12.70 154,027     1.38%        34.15% to   33.54%
   2008......................... 1.15% to 1.60%  8,530,894 28.33 to  9.51 138,791     0.98%      (43.18)% to (43.43)%
   2007......................... 1.15% to 1.60% 11,817,273 49.86 to 16.81 328,218     4.97%        16.23% to   15.70%
   2006......................... 1.15% to 1.60% 15,122,578 42.90 to 14.53 365,720     1.29%        10.44% to    9.94%
   2005......................... 1.15% to 1.60% 17,346,810 38.84 to 13.21 395,149     0.32%        15.60% to   15.08%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                             NET
                                  % OF AVERAGE                            ASSETS
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- -------------- --------------------
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2009......................... 1.45% to 2.55% 11,477,898 15.48 to  8.09 139,161     1.18%        33.50% to   32.01%
   2008......................... 1.45% to 2.55% 12,610,294 11.59 to  6.13 116,786     0.73%      (43.52)% to (44.16)%
   2007......................... 1.45% to 2.55% 16,932,022 20.53 to 10.97 274,264     5.67%        15.59% to   14.76%
   2006......................... 1.45% to 2.30% 15,703,609 17.76 to 11.63 222,580     1.05%         9.82% to    8.88%
   2005......................... 1.45% to 2.20% 14,601,767 16.17 to 11.72 186,832     0.13%        18.64% to   14.21%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2009......................... 1.45% to 1.85%    193,075 12.83 to 10.02   2,427     0.02%        33.82% to   33.28%
   2008......................... 1.45% to 1.85%    250,019  9.59 to  7.52   2,364     0.47%      (42.20)% to (42.43)%
   2007......................... 1.45% to 2.10%    260,341 16.59 to 12.94   4,276     5.22%         5.17% to    4.48%
   2006......................... 1.45% to 2.30%    318,324 15.77 to 12.06   4,966     0.25%        12.17% to   11.20%
   2005......................... 1.45% to 2.10%    272,005 14.06 to 11.11   3,783     0.00%        18.93% to   18.15%
 VIP Equity-Income Portfolio
   -- Initial Class
   2009......................... 1.15% to 1.60%  5,178,909 46.32 to  9.52 124,098     2.22%        28.71% to   28.13%
   2008......................... 1.15% to 1.60%  6,098,804 35.98 to  7.43 115,268     2.23%      (43.32)% to (43.57)%
   2007......................... 1.15% to 1.60%  8,518,838 63.48 to 13.17 273,498     2.12%         0.36% to  (0.10)%
   2006......................... 1.15% to 1.60% 11,178,345 63.26 to 13.18 354,377     4.64%        18.82% to   18.28%
   2005......................... 1.15% to 1.60% 12,732,143 53.24 to 11.15 360,949     2.16%         4.65% to    4.18%
 VIP Equity-Income Portfolio
   -- Service Class 2
   2009......................... 1.45% to 2.55%  6,978,010 12.21 to  6.61  72,555     2.02%        28.00% to   26.57%
   2008......................... 1.45% to 2.55%  8,189,010  9.54 to  5.23  66,612     1.67%      (43.64)% to (44.27)%
   2007......................... 1.45% to 2.55% 12,128,789 16.93 to  9.38 170,977     2.31%       (0.20)% to  (9.14)%
   2006......................... 1.45% to 2.30% 11,552,360 16.96 to 12.32 167,917     4.30%        18.19% to   17.18%
   2005......................... 1.45% to 2.30% 11,457,949 14.35 to 10.51 140,869     1.84%         8.90% to    3.25%
 VIP Growth & Income
   Portfolio -- Initial Class
   2009......................... 0.75% to 1.60%  2,448,623  9.34 to  8.31  27,458     1.04%        26.25% to   25.17%
   2008......................... 0.75% to 1.60%  2,945,542  7.40 to  6.64  26,128     3.31%      (42.14)% to (42.63)%
   2007......................... 0.75% to 1.60%  3,891,828 12.79 to 11.57  59,736     4.74%        11.28% to   10.33%
   2006......................... 0.75% to 1.60%  5,004,800 11.49 to 10.49  70,323     0.97%        12.33% to   11.38%
   2005......................... 0.75% to 1.60%  6,261,125 16.51 to  9.42  80,236     1.61%         6.83% to    5.92%
 VIP Growth & Income
   Portfolio -- Service
   Class 2
   2009......................... 1.45% to 2.20%  1,891,358 11.08 to  9.41  16,711     0.84%        25.17% to   24.22%
   2008......................... 1.45% to 2.20%  2,093,064  8.85 to  7.58  14,964     3.03%      (42.74)% to (43.18)%
   2007......................... 1.45% to 2.20%  2,598,880 15.45 to 13.34  32,268     4.23%        10.23% to    9.38%
   2006......................... 1.45% to 2.30%  2,942,071 14.02 to 11.63  33,025     0.71%        11.22% to   10.27%
   2005......................... 1.45% to 2.20%  3,239,571 12.61 to  9.49  32,441     1.34%        10.64% to    5.15%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                               EXPENSES AS A                             NET
                                % OF AVERAGE                            ASSETS
                               NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                               -------------- ---------- -------------- ------- -------------- --------------------
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2009....................... 0.75% to 1.60%  1,190,728  7.17 to  6.03   9,553     0.48%        44.76% to   43.52%
   2008....................... 0.75% to 1.60%  1,296,531  4.95 to  4.20   7,395     0.38%      (55.36)% to (55.74)%
   2007....................... 0.75% to 1.60%  1,631,250 11.10 to  9.49  20,620     0.00%        22.25% to   21.21%
   2006....................... 0.75% to 1.60%  1,977,585  9.08 to  7.83  20,640     0.79%         4.67% to    3.78%
   2005....................... 0.75% to 1.60%  2,631,347 12.25 to  7.55  26,579     0.98%         8.08% to    7.16%
 VIP Growth Portfolio --
   Initial Class
   2009....................... 1.15% to 1.60%  3,692,954 45.00 to  7.19  68,484     0.52%        26.81% to   26.24%
   2008....................... 1.15% to 1.60%  4,359,533 35.48 to  5.70  63,332     0.75%      (47.78)% to (48.01)%
   2007....................... 1.15% to 1.60%  5,632,081 67.95 to 10.95 152,421     0.93%        25.50% to   24.93%
   2006....................... 1.15% to 1.60%  7,128,035 54.14 to  8.77 155,242     0.42%         5.62% to    5.15%
   2005....................... 1.15% to 1.60%  8,949,110 51.26 to  8.34 187,625     0.53%         4.59% to    4.11%
 VIP Growth Portfolio --
   Service Class 2
   2009....................... 1.45% to 2.30%  4,006,232 11.30 to  8.72  26,119     0.30%        26.11% to   25.02%
   2008....................... 1.45% to 2.30%  4,302,622  8.96 to  6.98  22,606     0.53%      (48.07)% to (48.52)%
   2007....................... 1.45% to 2.30%  6,163,722 17.25 to 13.55  60,377     0.46%        24.81% to   23.73%
   2006....................... 1.45% to 2.30%  6,327,145 13.82 to 10.95  49,669     0.17%         5.03% to    4.13%
   2005....................... 1.45% to 2.30%  7,097,801 13.16 to  6.35  52,415     0.28%        11.44% to    3.19%
 VIP Investment Grade Bond
   Portfolio -- Service
   Class 2
   2009....................... 1.45% to 2.55%  1,247,865 10.95 to 10.63  13,610     8.49%        13.80% to   12.53%
   2008....................... 1.45% to 2.55%    657,573  9.62 to  9.44   6,309     3.67%       (4.86)% to  (5.92)%
   2007....................... 1.45% to 2.55%  2,814,213 10.11 to 10.04  28,348     0.11%         1.68% to    0.55%
 VIP Mid Cap Portfolio --
   Initial Class
   2009....................... 0.75% to 0.75%      1,505 20.38 to 20.38      31     1.23%        39.04% to   39.04%
   2008....................... 0.75% to 0.75%      1,526 14.66 to 14.66      22     4.89%      (39.90)% to (39.90)%
   2007....................... 0.75% to 0.75%      1,510 24.39 to 24.39      37     1.98%        14.76% to   14.76%
   2006....................... 0.75% to 0.75%      2,165 21.25 to 21.25      46     1.33%        11.86% to   11.86%
   2005....................... 0.75% to 0.75%      1,987 19.00 to 19.00      38     0.00%        17.42% to   17.42%
VIP Mid Cap Portfolio --
  Service Class 2
   2009....................... 1.15% to 2.55%  7,021,421 20.96 to  8.45 126,986     0.95%        38.14% to   36.19%
   2008....................... 1.15% to 2.55%  8,183,271 15.17 to  6.21 108,557     5.01%      (40.30)% to (41.15)%
   2007....................... 1.15% to 2.55% 11,272,676 25.42 to 10.55 245,529     0.61%        14.00% to    8.25%
   2006....................... 1.15% to 2.30% 12,522,594 22.30 to 11.70 248,786     1.26%        11.11% to    9.82%
   2005....................... 1.15% to 2.30% 14,074,825 20.07 to 10.66 253,445     0.00%        20.82% to    6.57%
VIP Overseas Portfolio --
  Initial Class
   2009....................... 0.75% to 1.60%  1,723,772  9.95 to 10.81  33,424     2.42%        25.58% to   24.51%
   2008....................... 0.75% to 1.60%  2,093,149  7.93 to  8.68  32,712     4.84%      (44.23)% to (44.70)%
   2007....................... 0.75% to 1.60%  3,101,660 14.21 to 15.70  83,245     3.26%        16.43% to   15.43%
   2006....................... 0.75% to 1.60%  3,799,436 12.21 to 13.60  89,338     1.51%        17.20% to   16.20%
   2005....................... 0.75% to 1.60%  4,093,905 30.58 to 10.42  85,081     1.20%        18.16% to   17.15%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                EXPENSES AS A                             NET
                                 % OF AVERAGE                            ASSETS
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- -------------- --------------------
VIP Value Strategies Portfolio
  -- Service Class 2...........
   2009........................ 1.45% to 2.20%    410,826 10.05 to  9.97   4,067      0.39%       54.87% to   53.69%
   2008........................ 1.45% to 2.20%    351,190  6.49 to  6.49   2,239     16.40%     (51.99)% to (52.36)%
   2007........................ 1.45% to 2.20%    519,733 13.52 to 13.61   7,000      7.08%        3.90% to    3.11%
   2006........................ 1.45% to 2.30%    328,408 13.01 to 12.19   4,262      2.14%       14.33% to   13.35%
   2005........................ 1.45% to 2.20%    253,954 11.66 to 11.26   2,886      0.09%       16.56% to    0.28%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Income Securities
   Fund -- Class 2 Shares
   2009........................ 1.45% to 2.55% 67,401,493 11.49 to  8.72 697,292      8.22%       33.63% to   32.14%
   2008........................ 1.45% to 2.55% 78,783,169  8.60 to  6.60 613,811      6.16%     (30.68)% to (31.45)%
   2007........................ 1.45% to 2.55% 66,144,724 12.40 to  9.63 770,026      3.52%        2.24% to  (5.51)%
   2006........................ 1.45% to 2.30% 35,127,803 12.13 to 11.45 408,565      3.68%       16.53% to   15.53%
   2005........................ 1.45% to 2.30%  5,924,883 10.41 to  9.91  60,208      0.31%        4.07% to  (0.86)%
Franklin Large Cap Growth
  Securities Fund -- Class 2
  Shares
   2009........................ 1.45% to 2.05%     34,602 12.02 to  9.53     405      1.37%       27.85% to   27.07%
   2008........................ 1.45% to 2.10%     47,853  9.40 to  7.13     421      3.89%     (35.48)% to (35.91)%
   2007........................ 1.45% to 2.10%     55,794 14.57 to 11.12     773      0.96%        4.68% to    3.99%
   2006........................ 1.45% to 2.05%     95,866 13.92 to 11.24   1,139      0.30%        9.29% to    8.63%
   2005........................ 1.45% to 1.85%      3,727 12.74 to 10.40      45      0.22%        3.99% to  (0.41)%
Franklin Templeton VIP
  Founding Funds Allocation
  Fund -- Class 2 Shares
   2009........................ 1.45% to 2.55% 16,220,852  8.05 to  7.84 128,206      2.43%       28.36% to   26.93%
   2008........................ 1.45% to 2.55% 19,310,673  6.27 to  6.17 119,562      2.47%     (36.80)% to (37.51)%
   2007........................ 1.45% to 2.55%  7,409,045  9.92 to  9.88  73,235      0.00%      (2.35)% to  (3.43)%
Mutual Shares Securities Fund
  -- Class 2 Shares
   2009........................ 1.45% to 2.55%  9,715,017 13.28 to  7.20  86,585      2.00%       24.22% to   22.83%
   2008........................ 1.45% to 2.55%  8,492,581 10.69 to  5.86  62,754      2.82%     (38.02)% to (38.72)%
   2007........................ 1.45% to 2.45%  2,155,502 17.24 to 10.95  32,728      2.54%        1.97% to    0.93%
   2006........................ 1.45% to 2.05%  1,979,743 16.91 to 12.09  27,995      0.40%       16.67% to   15.96%
   2005........................ 1.45% to 1.45%      4,503 14.49 to 14.49      65      0.00%        8.96% to    8.96%
Templeton Foreign Securities
  Fund -- Class 1 Shares
   2009........................ 1.15% to 1.60%    975,796 12.33 to 12.06  11,847      3.67%       35.76% to   35.15%
   2008........................ 1.15% to 1.60%  1,036,669  9.08 to  8.92   9,298      3.61%     (40.93)% to (41.19)%
   2007........................ 1.15% to 1.60%  1,436,982 15.38 to 15.17  21,881      2.41%       14.45% to   13.93%
   2006........................ 0.75% to 1.60%  1,566,844 13.55 to 13.31  20,910      1.36%       20.79% to   19.76%
   2005........................ 1.15% to 1.60%  1,348,354 11.17 to 11.12  15,007      1.38%        9.21% to    8.72%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                               EXPENSES AS A                            NET
                                % OF AVERAGE                           ASSETS
                               NET ASSETS (1)   UNITS     UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                               -------------- --------- -------------- ------- -------------- --------------------
 Templeton Foreign Securities
   Fund -- Class 2 Shares
   2009....................... 1.45% to 2.20%   187,539 17.98 to  8.31   2,340      3.61%       35.06% to   34.03%
   2008....................... 1.45% to 2.20%   225,892 13.31 to  6.20   2,069      3.38%     (41.24)% to (41.69)%
   2007....................... 1.45% to 2.20%   249,489 22.66 to 12.18   3,919      2.07%       13.77% to   12.90%
   2006....................... 1.45% to 2.05%   134,594 19.92 to 12.35   1,885      0.59%       19.69% to   18.96%
   2005....................... 1.45% to 1.85%     3,040 16.64 to 11.16      42      1.34%       11.60% to    8.52%
 Templeton Global Asset
   Allocation Fund --
   Class 2 Shares
   2009....................... 1.45% to 1.45%     5,805 16.85 to 16.85      98      8.95%       20.05% to   20.05%
   2008....................... 1.45% to 1.45%     8,625 14.03 to 14.03     121     12.03%     (26.18)% to (26.18)%
   2007....................... 1.45% to 1.45%    10,605 19.01 to 19.01     202     18.28%        8.41% to    8.41%
   2006....................... 1.45% to 2.05%    10,563 17.54 to 12.08     185      3.31%       19.36% to   18.64%
   2005....................... 1.45% to 1.45%       118 14.69 to 14.69       2      2.95%        2.06% to    2.06%
 Templeton Global Bond
   Securities Fund --
   Class 1 Shares
   2009....................... 1.15% to 1.40%   715,736 14.80 to 14.62  10,490     13.68%       17.61% to   17.32%
   2008....................... 1.15% to 1.40%   663,426 12.59 to 12.46   8,285      3.90%        5.24% to    4.97%
   2007....................... 1.15% to 1.40%   631,687 11.96 to 11.87   7,506      2.82%        9.99% to    9.71%
   2006....................... 1.15% to 1.40%   753,106 10.87 to 10.82   8,153      3.12%       11.84% to   11.56%
   2005....................... 1.15% to 1.40%   864,668  9.72 to  9.70   8,386      2.48%      (4.03)% to  (4.27)%
 Templeton Growth Securities
   Fund -- Class 2 Shares
   2009....................... 1.45% to 2.30% 1,841,714  8.19 to  7.93  14,636      3.14%       29.20% to   28.09%
   2008....................... 1.45% to 2.30% 1,858,179  6.34 to  6.19  11,612      1.95%     (43.16)% to (43.65)%
   2007....................... 1.45% to 2.30% 1,853,602 11.15 to 10.99  20,635      1.63%        0.86% to  (0.02)%
   2006....................... 1.45% to 2.45%   725,873 11.05 to 10.98   8,020      0.07%       10.55% to    9.80%
GE Investments Funds, Inc.
 Core Value Equity Fund --
   Class 1 Shares
   2009....................... 1.45% to 2.10% 1,832,169 13.52 to 10.69  19,332      1.17%       23.58% to   22.77%
   2008....................... 1.45% to 2.10% 2,144,377 10.94 to  8.70  18,360      1.19%     (33.91)% to (34.35)%
   2007....................... 1.45% to 2.10% 2,660,460 16.56 to 13.26  34,479      1.86%        8.49% to    7.77%
   2006....................... 1.45% to 2.30% 3,047,118 15.26 to 11.91  36,299      1.78%       16.15% to   15.15%
   2005....................... 1.45% to 2.10% 3,339,541 13.14 to  9.69  34,230      1.18%        5.50% to    1.88%
 Income Fund -- Class 1
   Shares
   2009....................... 0.75% to 2.45% 4,285,246 14.27 to 10.28  53,853      3.99%        7.07% to    5.24%
   2008....................... 0.75% to 2.45% 5,291,139 13.32 to  9.77  62,745      4.71%      (5.82)% to  (7.44)%
   2007....................... 0.75% to 2.45% 6,715,364 14.15 to 10.55  85,776      5.58%        4.04% to    2.25%
   2006....................... 0.75% to 2.30% 9,579,086 13.60 to 10.21 115,519      4.94%        3.59% to    1.98%
   2005....................... 0.75% to 2.30% 8,740,643 13.88 to 10.01 108,135      4.78%        1.27% to  (0.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                               EXPENSES AS A                             NET
                                % OF AVERAGE                            ASSETS
                               NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                               -------------- ---------- -------------- ------- -------------- --------------------
 International Equity Fund --
   Class 1 Shares
   2009....................... 0.75% to 1.60%  1,194,446  9.97 to 10.87  16,530     1.70%        26.72% to   25.64%
   2008....................... 0.75% to 1.60%  1,486,729  7.87 to  8.65  16,185     4.26%      (46.24)% to (46.70)%
   2007....................... 0.75% to 1.60%  2,264,296 14.64 to 16.23  46,012     1.87%        22.05% to   21.00%
   2006....................... 0.75% to 1.60%  2,435,637 12.00 to 13.42  40,687     1.22%        23.76% to   22.71%
   2005....................... 0.75% to 1.60%  2,434,791 17.37 to  9.69  33,736     1.08%        17.31% to   16.31%
 Mid-Cap Equity Fund --
   Class 1 Shares
   2009....................... 0.75% to 2.55%  4,920,746 16.56 to  8.53  83,439     0.24%        40.39% to   37.84%
   2008....................... 0.75% to 2.55%  6,071,546 11.79 to  6.19  74,090     0.25%      (38.29)% to (39.41)%
   2007....................... 0.75% to 2.55%  9,037,914 19.11 to 10.21 174,309     1.97%        11.76% to    3.13%
   2006....................... 0.75% to 2.30%  9,999,398 17.10 to 11.13 184,210     1.42%         7.59% to    5.91%
   2005....................... 0.75% to 2.30% 12,172,578 24.22 to 10.51 213,473     2.32%        15.64% to    5.12%
 Money Market Fund
   2009....................... 0.75% to 2.55% 22,456,087  1.19 to  9.88 266,669     0.33%       (0.48)% to  (2.28)%
   2008....................... 0.75% to 2.45% 41,246,874  1.19 to 10.37 491,437     2.07%         1.47% to  (0.26)%
   2007....................... 0.75% to 2.55% 25,891,751  1.18 to 10.15 306,937     4.79%         4.13% to    2.18%
   2006....................... 0.75% to 2.30% 21,488,145  1.13 to 10.25 250,972     4.55%         3.84% to    2.23%
   2005....................... 0.75% to 2.30% 19,518,352 17.46 to  1.09 224,779     2.71%         2.04% to    0.30%
 Premier Growth Equity Fund
   -- Class 1 Shares
   2009....................... 0.75% to 2.10%  4,507,878  9.18 to  9.44  43,185     0.34%        37.70% to   35.83%
   2008....................... 0.75% to 2.10%  5,527,352  6.67 to  6.95  38,718     0.42%      (37.13)% to (37.99)%
   2007....................... 0.75% to 2.10%  6,917,125 10.61 to 11.21  77,360     0.45%         4.54% to    3.11%
   2006....................... 0.75% to 2.30%  8,571,043 10.15 to 11.07  92,189     0.39%         8.25% to    6.57%
   2005....................... 0.75% to 2.10% 10,802,937 12.75 to  8.70 108,010     0.33%         6.94% to (12.00)%
 Real Estate Securities Fund
   -- Class 1 Shares
   2009....................... 0.75% to 2.55%  3,687,118 21.90 to  6.69  60,910     5.16%        34.75% to   32.30%
   2008....................... 0.75% to 2.55%  3,994,484 16.25 to  5.06  52,712     4.77%      (36.51)% to (37.67)%
   2007....................... 0.75% to 2.20%  3,002,107 25.60 to 12.20  86,937     5.09%      (15.50)% to (16.74)%
   2006....................... 0.75% to 2.30%  4,786,494 30.29 to 13.92 165,844     2.96%        32.03% to   29.98%
   2005....................... 0.75% to 2.20%  4,838,741 41.09 to 11.27 134,195     5.60%        12.86% to    9.44%
 S&P 500(R) Index Fund
   2009....................... 0.75% to 2.55% 15,860,869  8.30 to  7.37 188,908     2.13%        25.35% to   23.08%
   2008....................... 0.75% to 2.55% 18,888,011  6.62 to  5.99 178,731     1.86%      (37.87)% to (39.00)%
   2007....................... 0.75% to 2.55% 24,784,772 10.66 to  9.82 377,099     1.59%         4.30% to  (2.71)%
   2006....................... 0.75% to 2.30% 27,944,634 10.22 to 11.75 428,833     1.55%        14.57% to   12.78%
   2005....................... 0.75% to 2.10% 33,003,926 51.05 to  8.36 467,252     1.48%         3.73% to (43.38)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                           EXPENSES AS A
                            % OF AVERAGE                             NET ASSETS
                           NET ASSETS (1)    UNITS      UNIT VALUE      000S    INVESTMENT (2)   TOTAL RETURN (3)
                           -------------- ----------- -------------- ---------- -------------- --------------------
 Small-Cap Equity Fund --
   Class 1 Shares
   2009................... 1.15% to 2.30%   3,608,377 14.33 to  8.94    48,754      0.00%        29.38% to   27.87%
   2008................... 1.15% to 2.30%   4,320,863 11.07 to  6.99    45,525      0.45%      (38.31)% to (39.03)%
   2007................... 1.15% to 2.30%   5,469,124 17.95 to 11.47    94,283      2.75%         1.21% to    0.02%
   2006................... 1.15% to 2.30%   6,832,957 17.74 to 11.47   117,116      0.73%        11.97% to   10.67%
   2005................... 1.15% to 2.30%   7,714,654 15.84 to 10.36   118,862      1.07%        12.99% to    3.62%
 Total Return Fund --
   Class 1 Shares
   2009................... 0.75% to 2.30%  94,325,853 12.31 to 10.26 1,106,739      1.60%        19.90% to   18.03%
   2008................... 0.75% to 2.30%  97,405,071 10.27 to  8.69   963,290      1.97%      (29.81)% to (30.91)%
   2007................... 0.75% to 2.30% 103,632,299 14.63 to 12.58 1,479,989      2.44%        10.84% to    9.10%
   2006................... 0.75% to 2.30% 102,618,455 13.20 to 11.53 1,342,576      2.00%        12.90% to   11.14%
   2005................... 0.75% to 2.30%  76,577,181 43.66 to 10.38   926,602      2.16%         6.03% to    1.40%
 Total Return Fund --
   Class 3 Shares
   2009................... 1.45% to 2.55% 128,705,519  9.66 to  8.43 1,160,078      1.46%        18.82% to   17.50%
   2008................... 1.45% to 2.55% 125,631,080  8.13 to  7.17   962,211      2.22%      (30.39)% to (31.17)%
   2007................... 1.45% to 2.55%  89,185,939 11.68 to 10.42 1,023,265      3.39%         9.93% to    6.37%
   2006................... 1.40% to 2.45%  34,613,995 10.62 to 10.55   366,059      3.98%         6.24% to    5.49%
 U.S. Equity Fund --
   Class 1 Shares
   2009................... 0.75% to 1.85%   3,605,506  9.91 to 10.21    36,983      1.15%        30.64% to   29.19%
   2008................... 0.75% to 1.95%   4,230,957  7.59 to  7.95    33,569      1.59%      (36.54)% to (37.30)%
   2007................... 0.75% to 2.10%   5,554,102 11.96 to 12.47    70,102      0.94%         7.20% to    5.73%
   2006................... 0.75% to 2.30%   7,832,639 11.15 to 11.47    92,349      1.43%        15.25% to   13.46%
   2005................... 0.75% to 2.10%   8,579,915 12.65 to  9.12    89,485      1.08%         5.20% to    0.36%
Genworth Variable
  Insurance Trust
 Genworth Calamos
   Growth Fund --
   Service Shares
   2009................... 1.45% to 2.05%     281,448   9.53 to 9.45     2,680      0.00%        48.17% to   47.27%
   2008................... 1.45% to 1.70%      52,037   6.43 to 6.43       335      0.00%      (75.46)% to (75.52)%
 Genworth Columbia Mid
   Cap Value Fund --
   Service Shares
   2009................... 1.45% to 2.55%   3,017,473   8.57 to 8.44    25,733      0.83%        30.26% to   28.81%
   2008................... 1.45% to 2.55%   2,780,655   6.58 to 6.55    18,262      0.87%      (73.67)% to (73.96)%
 Genworth Davis NY
   Venture Fund --
   Service Shares
   2009................... 1.45% to 2.05%     521,321   9.05 to 8.98     4,711      0.34%        28.88% to   28.09%
   2008................... 1.45% to 1.70%     140,513   7.02 to 7.01       986      0.55%      (67.57)% to (67.65)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                              EXPENSES AS A                             NET
                               % OF AVERAGE                            ASSETS
                              NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                              -------------- ---------- -------------- ------- -------------- --------------------
 Genworth Eaton Vance Large
   Cap Value Fund -- Service
   Shares
   2009...................... 1.45% to 2.55%  7,834,141  8.69 to  8.57  67,816      1.34%       14.46% to   13.19%
   2008...................... 1.45% to 2.55%  6,284,901  7.59 to  7.57  47,673      0.71%     (58.35)% to (58.81)%
 Genworth Goldman Sachs
   Enhanced Core Bond Index
   Fund -- Service Shares
   2009...................... 1.45% to 2.55%  6,201,631 11.33 to 11.16  69,952      6.22%        7.00% to    5.81%
   2008...................... 1.45% to 2.55%  4,451,784 10.58 to 10.55  47,064      1.07%       19.81% to   18.48%
 Genworth Legg Mason
   ClearBridge Aggressive
   Growth Fund -- Service
   Shares
   2009...................... 1.45% to 2.55%  8,306,640  9.82 to  9.68  81,260      0.02%       31.54% to   30.08%
   2008...................... 1.45% to 2.55%  7,693,551  7.47 to  7.44  57,388      0.09%     (60.51)% to (60.95)%
 Genworth PIMCO
   StocksPLUS Fund --
   Service Shares
   2009...................... 1.45% to 2.55% 10,484,720 10.40 to 10.24 108,537     10.56%       43.58% to   41.98%
   2008...................... 1.45% to 2.55% 10,599,740  7.24 to  7.21  76,650      5.51%     (64.23)% to (64.63)%
 Genworth Putnam
   International Capital
   Opportunities Fund --
   Service Shares
   2009...................... 1.45% to 2.55%  2,981,205 10.62 to 10.46  31,534     13.60%       54.38% to   52.65%
   2008...................... 1.45% to 2.55%  2,987,606  6.88 to  6.85  20,525      0.00%     (69.62)% to (69.95)%
 Genworth Thornburg
   International Value Fund
   -- Service Shares
   2009...................... 1.45% to 2.55%  2,793,518  9.87 to  9.73  27,462      0.00%       29.07% to   27.63%
   2008...................... 1.45% to 2.55%  2,372,221  7.65 to  7.62  18,121      0.55%     (57.40)% to (57.88)%
Goldman Sachs Variable
  Insurance Trust
 Goldman Sachs Growth and
   Income Fund
   2009...................... 1.15% to 1.60%  1,447,301  9.33 to  9.20  13,793      1.71%       16.96% to   16.43%
   2008...................... 1.15% to 1.60%  1,745,320  7.98 to  7.90  14,264      1.68%     (35.28)% to (35.57)%
   2007...................... 1.15% to 1.60%  2,639,420 12.32 to 12.26  33,571      3.29%        0.32% to  (0.14)%
   2006...................... 1.15% to 1.60%  3,272,299 12.28 to 12.28  41,477      1.85%       21.22% to   20.68%
   2005...................... 1.15% to 1.60%  3,272,582 11.18 to  9.94  34,128      1.61%        2.74% to    2.27%
 Goldman Sachs Mid Cap
   Value Fund
   2009...................... 1.15% to 2.30%  3,701,268 19.17 to  9.50  67,223      1.73%       31.62% to   30.09%
   2008...................... 1.15% to 2.30%  4,712,147 14.56 to  7.30  65,457      0.93%     (37.78)% to (38.50)%
   2007...................... 1.15% to 2.30%  6,513,045 23.40 to 11.88 147,270      3.11%        2.01% to    0.82%
   2006...................... 1.15% to 2.30%  8,424,816 22.94 to 11.78 190,448      2.69%       14.83% to   13.50%
   2005...................... 1.15% to 2.30% 10,076,121 23.29 to 10.38 206,455      2.89%       13.89% to    3.80%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                    EXPENSES AS A                          NET
                                     % OF AVERAGE                         ASSETS
                                    NET ASSETS (1)  UNITS    UNIT VALUE    000S  INVESTMENT (2)   TOTAL RETURN (3)
                                    -------------- ------- -------------- ------ -------------- --------------------
JPMorgan Insurance Trust
 JPMorgan Insurance Trust
   Balanced Portfolio -- Class 1
   2009............................ 1.45% to 1.45%  11,415 10.25 to 10.25   117      4.13%        22.65% to   22.65%
   2008............................ 1.45% to 1.45%   6,590  8.36 to  8.36    55      0.00%      (25.41)% to (25.41)%
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2009............................ 1.45% to 2.20% 329,250 11.80 to 10.91 3,853      4.69%         8.06% to    7.24%
   2008............................ 1.45% to 2.20% 161,934 10.92 to 10.17 1,758      5.61%       (0.16)% to  (0.92)%
   2007............................ 1.45% to 2.20% 213,329 10.94 to 10.80 2,321      4.89%         4.76% to    3.96%
   2006............................ 1.45% to 2.20% 151,880 10.44 to 10.39 1,581      0.00%         4.40% to    3.87%
 JPMorgan Insurance Trust
   Diversified Mid Cap Growth
   Portfolio -- Class 1
   2009............................ 1.45% to 2.20%  39,582  9.02 to  8.26   351      0.00%        40.97% to   39.89%
   2008............................ 1.45% to 2.20%  48,142  6.40 to  5.90   304      0.43%      (44.60)% to (45.03)%
   2007............................ 1.45% to 1.45%   1,350 11.56 to 11.56    16      2.58%        15.53% to   15.53%
   2006............................ 1.45% to 2.20%     431 10.00 to  9.95     4      0.00%         0.02% to  (0.48)%
 JPMorgan Insurance Trust Equity
   Index Portfolio -- Class 1
   2009............................ 1.45% to 2.20%  90,122  8.68 to  7.48   770      2.59%        24.60% to   23.66%
   2008............................ 1.45% to 2.20%  88,270  6.97 to  6.05   607      1.88%      (38.12)% to (38.59)%
   2007............................ 1.45% to 2.20%  51,337 11.26 to 11.12   573      0.08%         3.56% to    2.77%
   2006............................ 1.45% to 2.20%   1,226 10.87 to 10.82    13      0.00%         8.75% to    8.20%
 JPMorgan Insurance Trust
   International Equity Portfolio
   2009............................ 1.45% to 2.05%   7,443 13.93 to 13.87   103      1.54%        61.67% to   60.69%
 JPMorgan Insurance Trust Intrepid
   Growth Portfolio -- Class 1
   2009............................ 1.45% to 2.20% 102,156  8.91 to  8.00   895      0.80%        32.37% to   31.37%
   2008............................ 1.45% to 2.20% 115,124  6.73 to  6.09   765      0.94%      (40.10)% to (40.56)%
   2007............................ 1.45% to 2.20%  83,000 11.24 to 11.10   925      0.00%         9.92% to    9.08%
   2006............................ 1.45% to 2.20%     416 10.22 to 10.17     4      0.00%         2.24% to    1.72%
 JPMorgan Insurance Trust Intrepid
   Mid Cap Portfolio -- Class 1
   2009............................ 1.45% to 2.20%  42,682  8.40 to  7.36   352      1.58%        33.70% to   32.68%
   2008............................ 1.45% to 2.20%  48,767  6.28 to  5.55   302      1.67%      (39.70)% to (40.16)%
   2007............................ 1.45% to 2.20%  72,610 10.42 to 10.29   750      0.07%         1.37% to    0.59%
   2006............................ 1.45% to 2.20%     939 10.28 to 10.23    10      0.00%         2.79% to    2.27%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                             EXPENSES AS A                             NET
                              % OF AVERAGE                            ASSETS
                             NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                             -------------- ---------- -------------- ------- -------------- --------------------
 JPMorgan Insurance Trust
   Mid Cap Value
   Portfolio -- Class 1
   2009..................... 1.45% to 2.05%     11,666 12.89 to 12.84     150     0.00%        44.45% to   43.58%
 JPMorgan Insurance Trust
   Small Cap Core
   Portfolio -- Class 1
   2009..................... 1.45% to 1.45%      1,484 12.93 to 12.93      19     0.24%        45.02% to   45.02%
 JPMorgan Insurance Trust
   U.S. Equity Portfolio --
   Class 1
   2009..................... 1.45% to 2.20%     88,611 10.14 to  8.49     883     2.76%        31.74% to   30.74%
   2008..................... 1.45% to 2.20%     99,638  7.70 to  6.49     757     6.44%      (35.75)% to (36.24)%
   2007..................... 1.45% to 2.20%     62,510 11.98 to 11.83     743     0.06%         8.84% to    8.01%
   2006..................... 1.45% to 2.20%        399 11.01 to 10.96       4     0.00%        10.11% to    9.55%
Janus Aspen Series
 Balanced Portfolio --
   Institutional Shares
   2009..................... 1.15% to 1.60%  5,849,723 32.96 to 14.55 130,542     2.97%        24.44% to   23.88%
   2008..................... 1.15% to 1.60%  6,782,516 26.48 to 11.74 122,794     2.59%      (16.81)% to (17.18)%
   2007..................... 1.15% to 1.60%  8,947,112 31.83 to 14.18 194,974     2.41%         9.26% to    8.76%
   2006..................... 1.15% to 1.60% 11,736,692 29.14 to 13.04 239,080     2.06%         9.45% to    8.96%
   2005..................... 1.15% to 1.60% 14,694,411 26.62 to 11.96 280,976     2.16%         6.71% to    6.23%
 Balanced Portfolio --
   Service Shares
   2009..................... 1.45% to 2.55% 13,737,473 14.98 to 10.31 167,934     2.76%        23.76% to   22.38%
   2008..................... 1.45% to 2.55% 12,812,353 12.10 to  8.43 129,923     2.47%      (17.28)% to (18.20)%
   2007..................... 1.45% to 2.55% 12,511,196 14.63 to 10.30 158,282     2.29%         8.68% to    4.51%
   2006..................... 1.45% to 2.30% 12,503,041 13.46 to 11.24 146,250     1.97%         8.82% to    7.88%
   2005..................... 1.45% to 2.30% 11,967,310 12.37 to 10.38 129,246     2.08%         9.23% to    4.21%
 Enterprise Portfolio --
   Institutional Shares
   2009..................... 1.15% to 1.60%  3,208,516 32.87 to  9.47  57,175     0.00%        43.16% to   42.51%
   2008..................... 1.15% to 1.60%  3,614,454 22.96 to  6.65  45,389     0.24%      (44.37)% to (44.62)%
   2007..................... 1.15% to 1.60%  4,613,713 41.27 to 12.01 103,144     0.21%        20.63% to   20.08%
   2006..................... 1.15% to 1.60%  5,680,114 34.21 to 10.00 106,781     0.00%        12.31% to   11.80%
   2005..................... 1.15% to 1.60%  7,153,975 30.46 to  8.94 122,135     0.00%        11.02% to   10.52%
 Enterprise Portfolio --
   Service Shares
   2009..................... 1.50% to 1.70%  1,090,738  5.13 to  5.03   6,281     0.00%        42.28% to   41.99%
   2008..................... 1.50% to 1.70%  1,351,294  3.60 to  3.54   5,484     0.06%      (44.70)% to (44.81)%
   2007..................... 1.50% to 1.70%  1,739,815  6.52 to  6.42  12,578     0.06%        19.91% to   19.66%
   2006..................... 1.50% to 1.70%  2,314,385  5.44 to  5.37  13,878     0.00%        11.61% to   11.38%
   2005..................... 1.50% to 1.70%  2,610,339  7.22 to  4.82  14,046     0.00%        10.35% to   10.13%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                EXPENSES AS A                             NET
                                 % OF AVERAGE                            ASSETS
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- -------------- --------------------
 Flexible Bond Portfolio --
   Institutional Shares
   2009........................ 0.75% to 1.60%  1,339,043 17.49 to 16.11  26,360     4.63%        12.37% to   11.41%
   2008........................ 0.75% to 1.60%  1,190,335 15.56 to 14.46  21,047     4.17%         5.23% to    4.33%
   2007........................ 0.75% to 1.60%  1,565,741 14.79 to 13.86  26,362     4.51%         6.23% to    5.32%
   2006........................ 0.75% to 1.60%  2,078,967 13.92 to 13.16  33,277     4.65%         3.44% to    2.56%
   2005........................ 0.75% to 1.60%  2,605,456 18.05 to 12.83  40,940     5.07%         1.24% to    0.38%
 Forty Portfolio --
   Institutional Shares
   2009........................ 0.75% to 1.60%  3,375,548 10.43 to 11.97  61,427     0.04%        45.24% to   44.00%
   2008........................ 0.75% to 1.60%  3,883,178  7.18 to  8.31  49,408     0.14%      (44.57)% to (45.04)%
   2007........................ 0.75% to 1.60%  4,967,925 12.96 to 15.12 114,659     0.34%        35.96% to   34.79%
   2006........................ 0.75% to 1.60%  6,226,663  9.53 to 11.22 106,826     0.34%         8.53% to    7.60%
   2005........................ 0.75% to 1.60%  8,125,313 26.23 to  8.78 133,264     0.21%        12.00% to   11.05%
 Forty Portfolio -- Service
   Shares
   2009........................ 1.45% to 2.55% 10,893,165 17.19 to  9.70 107,822     0.01%        43.90% to   42.29%
   2008........................ 1.45% to 2.55% 10,897,858 11.95 to  6.81  77,068     0.01%      (45.12)% to (45.73)%
   2007........................ 1.45% to 2.55%  5,289,899 21.77 to 12.56  74,923     0.19%        34.64% to   40.38%
   2006........................ 1.45% to 2.30%  3,571,495 16.17 to 11.21  36,853     0.16%         7.54% to    6.61%
   2005........................ 1.45% to 2.10%  2,879,442 15.03 to  8.13  26,279     0.01%        15.04% to   10.20%
 Global Life Sciences
   Portfolio -- Service Shares
   2009........................ 1.15% to 1.70%    694,247 11.30 to 10.06   7,394     0.00%        24.20% to   23.51%
   2008........................ 1.15% to 1.70%    674,574  9.10 to  8.14   5,861     0.00%      (29.84)% to (30.23)%
   2007........................ 1.15% to 1.70%    915,725 12.97 to 11.67  11,362     0.00%        20.30% to   19.62%
   2006........................ 1.15% to 1.70%  1,245,359 10.78 to  9.75  12,889     0.00%         5.11% to    4.53%
   2005........................ 1.15% to 1.70%  1,576,985 10.26 to  9.33  15,547     0.00%        11.04% to   10.42%
 Global Technology Portfolio
   -- Service Shares
   2009........................ 1.15% to 1.70%  1,684,041  4.31 to  4.00   7,001     0.00%        55.09% to   54.23%
   2008........................ 1.15% to 1.70%  1,731,993  2.78 to  2.59   4,648     0.09%      (44.62)% to (44.93)%
   2007........................ 1.15% to 1.70%  2,331,053  5.02 to  4.71  11,329     0.33%        20.29% to   19.62%
   2006........................ 1.15% to 1.70%  2,760,786  4.17 to  3.94  11,189     0.00%         6.59% to    6.00%
   2005........................ 1.15% to 1.70%  3,428,546  3.91 to  3.71  13,089     0.00%        10.27% to    9.66%
 Janus Portfolio --
   Institutional Shares
   2009........................ 1.15% to 1.60%  4,891,848 23.28 to  7.78  67,179     0.54%        34.78% to   34.17%
   2008........................ 1.15% to 1.60%  5,587,425 17.27 to  5.80  57,089     0.72%      (40.42)% to (40.68)%
   2007........................ 1.15% to 1.60%  7,101,720 28.99 to  9.77 120,734     0.69%        13.76% to   13.24%
   2006........................ 1.15% to 1.60%  8,909,493 25.48 to  8.63 134,434     0.47%        10.10% to    9.60%
   2005........................ 1.15% to 1.60% 11,100,423 23.14 to  7.87 156,161     0.32%         3.09% to    2.63%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                             EXPENSES AS A                            NET
                              % OF AVERAGE                           ASSETS
                             NET ASSETS (1)   UNITS     UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                             -------------- --------- -------------- ------- -------------- --------------------
 Janus Portfolio -- Service
   Shares
   2009..................... 1.50% to 1.70%   975,931  5.95 to  5.83   6,057     0.39%        33.97% to   33.70%
   2008..................... 1.50% to 1.70% 1,178,442  4.44 to  4.36   5,486     0.58%      (40.77)% to (40.89)%
   2007..................... 1.50% to 1.70% 1,505,874  7.49 to  7.38  11,793     0.55%        13.07% to   12.84%
   2006..................... 1.50% to 1.70% 1,935,725  6.63 to  6.54  13,364     0.28%         9.47% to    9.25%
   2005..................... 1.50% to 1.70% 2,185,778  7.06 to  5.99  13,753     0.12%         2.46% to    2.25%
 Overseas Portfolio --
   Institutional Shares
   2009..................... 0.75% to 1.60% 2,970,025 15.40 to 23.87  93,941     0.56%        78.21% to   76.69%
   2008..................... 0.75% to 1.60% 3,413,992  8.64 to 13.51  60,693     2.75%      (52.47)% to (52.88)%
   2007..................... 0.75% to 1.60% 4,574,175 18.18 to 28.67 170,730     0.61%        27.35% to   26.26%
   2006..................... 0.75% to 1.60% 5,695,936 14.27 to 22.71 169,248     1.92%        45.92% to   44.68%
   2005..................... 0.75% to 1.60% 5,689,187 27.18 to  9.78 119,507     1.21%        31.30% to   30.19%
 Overseas Portfolio --
   Service Shares
   2009..................... 1.45% to 2.10% 1,103,878 31.24 to 20.86  17,431     0.40%        76.48% to   75.31%
   2008..................... 1.45% to 2.10% 1,331,312 17.70 to 11.90  11,958     2.68%      (52.92)% to (53.24)%
   2007..................... 1.45% to 2.10% 1,687,826 37.60 to 25.45  32,014     0.43%        26.15% to   25.32%
   2006..................... 1.45% to 2.20% 2,156,293 29.80 to 20.96  32,138     1.84%        44.51% to   43.41%
   2005..................... 1.45% to 2.20% 2,594,044 20.62 to  8.89  26,589     1.04%        30.03% to   29.05%
 Research Core Portfolio --
   Institutional Shares
   2009..................... 0.75% to 0.75%       376  9.86 to  9.86       4     0.18%        34.78% to   34.78%
   2008..................... 0.75% to 0.75%     1,775  7.32 to  7.32      13     5.74%      (42.61)% to (42.61)%
   2007..................... 0.75% to 0.75%     1,415 12.75 to 12.75      18     0.26%        10.23% to   10.23%
   2006..................... 0.75% to 0.75%     1,161 11.57 to 11.57      13     0.17%         9.12% to    9.12%
   2005..................... 0.75% to 0.75%       901 10.60 to 10.60      10     0.10%        14.82% to   14.82%
 Worldwide Portfolio --
   Institutional Shares
   2009..................... 1.15% to 1.60% 4,069,088 28.21 to  8.43  70,423     1.41%        36.12% to   35.50%
   2008..................... 1.15% to 1.60% 4,749,869 20.72 to  6.22  60,413     1.16%      (45.30)% to (45.55)%
   2007..................... 1.15% to 1.60% 6,188,938 37.88 to 11.43 140,111     0.72%         8.36% to    7.87%
   2006..................... 1.15% to 1.60% 7,718,473 34.96 to 10.60 164,481     1.71%        16.85% to   16.32%
   2005..................... 1.15% to 1.60% 9,616,476 29.92 to  9.11 179,661     1.31%         4.65% to    4.18%
 Worldwide Portfolio --
   Service Shares
   2009..................... 1.50% to 1.70% 1,278,506  5.48 to  5.37   7,398     1.26%        35.34% to   35.07%
   2008..................... 1.50% to 1.70% 1,533,563  4.05 to  3.98   6,583     0.98%      (45.64)% to (45.75)%
   2007..................... 1.50% to 1.70% 1,888,032  7.45 to  7.33  14,873     0.54%         7.71% to    7.49%
   2006..................... 1.50% to 1.70% 2,410,037  6.91 to  6.82  17,511     1.59%        16.17% to   15.94%
   2005..................... 1.50% to 1.70% 2,945,854  7.22 to  5.88  18,413     1.18%         3.99% to    3.78%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                  EXPENSES AS A                            NET
                                   % OF AVERAGE                           ASSETS
                                  NET ASSETS (1)   UNITS     UNIT VALUE    000S  INVESTMENT (2)   TOTAL RETURN (3)
                                  -------------- --------- -------------- ------ -------------- --------------------
Legg Mason Partners Variable
  Equity Trust
 Legg Mason ClearBridge
   Variable Aggressive Growth
   Portfolio -- Class II
   2009.......................... 1.45% to 2.30%   547,645 12.18 to  8.41  6,069     0.00%        32.25% to   31.11%
   2008.......................... 1.45% to 2.30%   686,157  9.21 to  6.41  5,736     0.00%      (41.44)% to (41.95)%
   2007.......................... 1.45% to 2.30%   754,057 15.72 to 11.05 11,018     0.00%       (1.10)% to  (1.96)%
   2006.......................... 1.45% to 2.30%   772,298 15.90 to 11.27 11,455     0.00%         9.14% to    8.21%
   2005.......................... 1.45% to 2.30%   613,685 14.57 to 10.41  8,448     0.00%        16.87% to    4.11%
 Legg Mason ClearBridge
   Variable Equity Income
   Builder Portfolio -- Class I
   2009.......................... 1.15% to 1.60%   709,576  7.83 to  7.74  5,503     3.20%        21.49% to   20.94%
   2008.......................... 1.15% to 1.60%   825,947  6.45 to  6.40  5,292     2.53%      (35.77)% to (36.06)%
   2007.......................... 1.15% to 1.60% 1,069,924 10.04 to 10.00 10,711     5.13%         0.52% to    0.06%
   2006.......................... 1.15% to 1.60%   982,919 14.33 to 12.53 13,041     1.95%        11.27% to   10.77%
   2005.......................... 1.15% to 1.60% 1,230,866 12.88 to 11.31 14,823     1.93%         2.13% to    1.67%
 Legg Mason ClearBridge
   Variable Equity Income
   Builder Portfolio -- Class II
   2009.......................... 1.45% to 2.45% 1,032,646  7.75 to  7.54  7,872     3.21%        20.85% to   19.63%
   2008.......................... 1.45% to 2.45% 1,058,150  6.41 to  6.30  6,715     2.50%      (35.90)% to (36.55)%
   2007.......................... 1.45% to 2.45% 1,340,388 10.00 to  9.93 13,352     5.01%         0.02% to  (0.99)%
   2006.......................... 1.45% to 2.30%   961,071 11.69 to 11.32 10,918     2.99%        10.63% to    9.68%
   2005.......................... 1.45% to 2.30%   200,450 10.57 to 10.32  2,086     6.90%         5.66% to    3.18%
 Legg Mason ClearBridge
   Variable Fundamental Value
   Portfolio -- Class I
   2009.......................... 1.45% to 2.30% 1,223,937  7.57 to  7.40  9,226     1.33%        27.48% to   26.38%
   2008.......................... 1.45% to 2.30% 1,421,022  5.94 to  5.85  8,415     1.63%      (37.50)% to (38.04)%
   2007.......................... 1.45% to 2.30% 1,658,556  9.50 to  9.45 15,743     1.76%       (7.21)% to  (8.01)%
   2006.......................... 1.45% to 2.30% 1,197,152 16.36 to 11.86 18,819     1.35%        16.17% to   15.17%
   2005.......................... 1.45% to 2.30% 1,130,086 14.08 to 10.14 15,620     0.64%         9.37% to    1.44%
 Legg Mason ClearBridge
   Variable Investors Portfolio
   -- Class I
   2009.......................... 1.15% to 1.60%   886,599 15.55 to 11.04 11,860     1.84%        23.07% to   22.51%
   2008.......................... 1.15% to 1.60% 1,153,097 12.63 to  9.02 12,556     1.14%      (36.37)% to (36.65)%
   2007.......................... 1.15% to 1.60% 1,751,515 19.85 to 14.23 30,078     1.15%         2.70% to    2.23%
   2006.......................... 1.15% to 1.60% 2,344,053 19.33 to 13.92 39,253     1.55%        16.90% to   16.38%
   2005.......................... 1.15% to 1.60% 3,136,093 16.54 to 11.96 44,992     1.08%         5.31% to    4.83%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                   EXPENSES AS A                            NET
                                    % OF AVERAGE                           ASSETS
                                   NET ASSETS (1)   UNITS     UNIT VALUE    000S  INVESTMENT (2)   TOTAL RETURN (3)
                                   -------------- --------- -------------- ------ -------------- --------------------
Legg Mason Partners Variable
  Income Trust
 Legg Mason Western Asset
   Variable Strategic Bond
   Portfolio -- Class I
   2009........................... 1.15% to 1.60% 1,054,243 15.14 to 13.98 15,214     5.25%        20.41% to   19.87%
   2008........................... 1.15% to 1.60% 1,282,652 12.58 to 11.66 15,422     5.45%      (17.98)% to (18.35)%
   2007........................... 1.15% to 1.60% 1,900,849 15.33 to 14.28 27,947     4.38%         0.81% to    0.36%
   2006........................... 1.15% to 1.60% 2,386,389 15.21 to 14.23 34,924     4.93%         3.82% to    3.35%
   2005........................... 1.15% to 1.60% 2,947,461 14.65 to 13.77 41,733     5.74%         1.29% to    0.84%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Growth Stock
   Series -- Service Class
   Shares
   2009........................... 1.45% to 2.30% 1,761,025 12.46 to  9.92 13,156     0.45%        37.08% to   35.90%
   2008........................... 1.45% to 2.30% 2,114,412  9.09 to  7.30 11,423     0.30%      (37.90)% to (38.43)%
   2007........................... 1.45% to 2.30% 2,772,937 14.64 to 11.86 23,662     0.09%         9.41% to    8.46%
   2006........................... 1.45% to 2.30% 3,222,544 13.38 to 10.93 25,116     0.00%         5.75% to    4.84%
   2005........................... 1.45% to 2.20% 3,545,730 12.65 to  6.24 25,467     0.14%         9.69% to    2.04%
MFS(R) Investors Trust Series --
  Service Class Shares
   2009........................... 1.45% to 1.95% 1,214,776 13.33 to 10.65 11,262     1.33%        24.72% to   24.09%
   2008........................... 1.45% to 1.95% 1,448,454 10.68 to  8.58 10,745     0.85%      (34.22)% to (34.56)%
   2007........................... 1.45% to 2.10% 1,727,471 16.24 to 13.18 19,432     0.60%         8.43% to    7.71%
   2006........................... 1.45% to 2.30% 2,090,802 14.98 to 11.55 21,603     0.26%        11.06% to   10.11%
   2005........................... 1.45% to 2.10% 2,371,865 13.49 to  8.65 21,954     0.31%         5.48% to    4.78%
MFS(R) New Discovery Series --
  Service Class Shares
   2009........................... 1.15% to 2.30% 2,361,297 15.11 to 10.99 23,923     0.00%        61.05% to   59.18%
   2008........................... 1.15% to 2.30% 2,398,120  9.38 to  6.91 15,141     5.47%      (40.22)% to (40.91)%
   2007........................... 1.15% to 2.30% 2,768,632 15.69 to 11.69 29,384     2.38%         1.07% to  (0.11)%
   2006........................... 1.15% to 2.30% 3,562,284 15.53 to 11.70 37,342     0.00%        11.64% to   10.34%
   2005........................... 1.15% to 2.30% 4,017,980 13.91 to  7.91 37,884     0.00%        20.15% to    2.73%
MFS(R) Strategic Income Series --
  Service Class Shares
   2009........................... 1.45% to 2.20%    37,014 12.46 to 10.32    425     9.57%        22.09% to   21.16%
   2008........................... 1.45% to 2.20%    40,658 10.21 to  8.52    387     1.52%      (13.54)% to (14.20)%
   2007........................... 1.45% to 1.45%     6,569 11.81 to 11.81     78     4.25%         1.91% to    1.91%
   2006........................... 1.45% to 2.05%     4,108 11.58 to 10.45     48     3.38%         4.85% to    4.21%
   2005........................... 1.45% to 1.45%       302 11.05 to 11.05      3     0.00%         0.16% to    0.16%
 MFS(R) Total Return Series --
   Service Class Shares
   2009........................... 1.45% to 2.55% 7,403,982 12.45 to  8.45 72,982     3.27%        16.02% to   14.72%
   2008........................... 1.45% to 2.55% 6,932,090 10.73 to  7.37 59,746     3.84%      (23.45)% to (24.30)%
   2007........................... 1.45% to 2.55% 6,579,015 14.02 to  9.73 76,363     2.35%         2.42% to  (3.94)%
   2006........................... 1.45% to 2.30% 4,769,194 13.69 to 11.10 54,869     2.24%        10.01% to    9.06%
   2005........................... 1.45% to 2.30% 1,919,260 12.66 to 10.17 20,498     0.02%         3.24% to    0.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                              EXPENSES AS A                            NET
                               % OF AVERAGE                           ASSETS
                              NET ASSETS (1)   UNITS     UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                              -------------- --------- -------------- ------- -------------- --------------------
 MFS(R) Utilities Series --
   Service Class Shares
   2009...................... 1.45% to 2.20% 2,321,427 23.52 to 14.43  36,538     4.83%        30.94% to   29.95%
   2008...................... 1.45% to 2.20% 2,903,994 17.96 to 11.11  35,664     7.03%      (38.71)% to (39.18)%
   2007...................... 1.45% to 2.20% 3,407,875 29.31 to 18.26  68,817     3.44%        25.70% to   24.74%
   2006...................... 1.45% to 2.30% 3,724,035 23.32 to 12.81  58,884     1.86%        29.07% to   27.96%
   2005...................... 1.45% to 2.00% 3,815,454 18.06 to 11.21  46,068     0.54%        14.89% to   14.25%
Oppenheimer Variable Account
  Funds
 Oppenheimer Balanced Fund/
   VA -- Non-Service Shares
   2009...................... 1.15% to 1.60% 1,080,019 30.38 to  9.64  19,935     0.00%        20.49% to   19.95%
   2008...................... 1.15% to 1.60% 1,361,701 25.21 to  8.04  20,718     4.37%      (44.12)% to (44.38)%
   2007...................... 1.15% to 1.60% 1,898,908 45.12 to 14.45  50,976     2.93%         2.59% to    2.12%
   2006...................... 1.15% to 1.60% 2,351,158 43.98 to 14.15  62,389     2.91%         9.87% to    9.38%
   2005...................... 1.15% to 1.60% 2,872,752 40.03 to 12.94  71,609     1.81%         2.70% to    2.23%
 Oppenheimer Balanced Fund/
   VA -- Service Shares
   2009...................... 1.45% to 2.55% 5,204,659  8.30 to  6.31  38,589     0.00%        19.84% to   18.50%
   2008...................... 1.45% to 2.55% 5,107,592  6.93 to  5.33  32,033     3.81%      (44.43)% to (45.06)%
   2007...................... 1.45% to 2.55% 4,479,782 12.46 to  9.69  51,835     2.33%         1.98% to  (4.56)%
   2006...................... 1.45% to 2.30% 3,734,727 12.22 to 10.89  43,482     2.24%         9.26% to    8.31%
   2005...................... 1.45% to 2.30% 2,434,640 11.19 to 10.05  26,838     1.26%         2.17% to    0.53%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Non-Service Shares
   2009...................... 1.15% to 1.60% 2,013,353 52.39 to  9.90  47,003     0.33%        42.86% to   42.21%
   2008...................... 1.15% to 1.60% 2,410,505 36.67 to  6.96  39,245     0.15%      (46.15)% to (46.39)%
   2007...................... 1.15% to 1.60% 3,281,755 68.09 to 12.99  98,385     0.24%        12.83% to   12.32%
   2006...................... 1.15% to 1.60% 4,291,526 60.35 to 11.56 113,604     0.40%         6.71% to    6.23%
   2005...................... 1.15% to 1.60% 5,344,427 56.56 to 10.88 137,163     0.97%         3.89% to    3.43%
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2009...................... 1.45% to 2.10%   894,281 12.11 to  9.19  10,092     0.01%        42.06% to   41.13%
   2008...................... 1.45% to 2.10%   877,284  8.52 to  6.03   7,287     0.00%      (46.45)% to (46.81)%
   2007...................... 1.45% to 2.10% 1,069,304 15.92 to 11.33  16,850     0.01%        12.20% to   11.46%
   2006...................... 1.45% to 2.30% 1,137,445 14.18 to 11.12  15,884     0.19%         6.12% to    5.21%
   2005...................... 1.45% to 2.10% 1,079,413 13.84 to 10.42  14,343     0.72%         8.60% to    2.67%
 Oppenheimer Core Bond
   Fund/VA -- Non-Service
   Shares
   2009...................... 1.15% to 1.60% 1,526,681 20.27 to  8.77  20,608     0.00%         8.35% to    7.86%
   2008...................... 1.15% to 1.60% 1,873,787 18.71 to  8.13  23,110     4.96%      (39.75)% to (40.02)%
   2007...................... 1.15% to 1.60% 2,549,165 31.06 to 13.56  51,724     5.32%         3.18% to    2.72%
   2006...................... 1.15% to 1.60% 2,858,389 30.10 to 13.20  57,980     5.63%         4.07% to    3.60%
   2005...................... 1.15% to 1.60% 3,417,647 28.92 to 12.69  69,116     5.37%         1.41% to    0.95%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                             EXPENSES AS A                             NET
                              % OF AVERAGE                            ASSETS
                             NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                             -------------- ---------- -------------- ------- -------------- --------------------
 Oppenheimer Global
   Securities Fund/VA --
   Service Shares
   2009..................... 1.45% to 2.55% 10,027,128 18.18 to  7.76 110,762     1.97%        37.33% to   35.80%
   2008..................... 1.45% to 2.55% 10,638,744 13.24 to  5.72  88,007     1.35%      (41.20)% to (41.86)%
   2007..................... 1.45% to 2.20%  7,632,946 22.52 to 14.20 120,950     1.58%         4.53% to    3.73%
   2006..................... 1.45% to 2.30%  8,592,832 21.54 to 12.17 128,891     0.88%        15.67% to   14.67%
   2005..................... 1.45% to 2.20%  9,274,898 18.62 to 11.40 118,406     0.86%        19.43% to   11.67%
 Oppenheimer High Income
   Fund/VA -- Non-Service
   Shares
   2009..................... 1.15% to 1.60%  1,255,407 11.03 to  3.22   7,952     0.00%        23.88% to   23.32%
   2008..................... 1.15% to 1.60%  1,398,189  8.90 to  2.61   7,385     8.01%      (78.92)% to (79.01)%
   2007..................... 1.15% to 1.60%  1,695,927 42.24 to 12.43  43,383     7.55%       (1.26)% to  (1.71)%
   2006..................... 1.15% to 1.60%  2,216,350 42.78 to 12.64  58,611     7.86%         8.17% to    7.68%
   2005..................... 1.15% to 1.60%  2,808,835 39.55 to 11.74  70,449     6.84%         1.14% to    0.68%
 Oppenheimer Main Street
   Fund/VA -- Service
   Shares
   2009..................... 1.45% to 2.55% 14,823,506 12.01 to  7.27 122,473     1.62%        26.14% to   24.73%
   2008..................... 1.45% to 2.55% 14,173,335  9.52 to  5.83  94,330     1.64%      (39.52)% to (40.19)%
   2007..................... 1.45% to 2.45%  4,861,869 15.74 to 10.83  55,700     0.93%         2.63% to    1.59%
   2006..................... 1.45% to 2.30%  7,305,931 15.33 to 11.73  81,489     0.89%        13.10% to   12.13%
   2005..................... 1.45% to 2.20%  5,970,370 13.56 to  8.78  57,024     1.19%         8.80% to    3.53%
 Oppenheimer Main Street
   Small Cap Fund/VA --
   Service Shares
   2009..................... 1.45% to 2.55%  3,767,565 15.76 to  7.25  44,935     0.66%        34.90% to   33.39%
   2008..................... 1.45% to 2.55%  3,816,221 11.68 to  5.44  34,361     0.83%      (38.90)% to (39.59)%
   2007..................... 1.45% to 2.55%  4,088,672 19.12 to  9.00  62,618     0.28%       (2.83)% to (14.53)%
   2006..................... 1.45% to 2.30%  2,259,800 19.67 to 11.84  41,872     0.16%        13.00% to   12.03%
   2005..................... 1.45% to 2.30%  1,826,811 17.41 to 10.57  30,629     0.00%        18.07% to    5.73%
 Oppenheimer MidCap Fund/
   VA -- Non-Service Shares
   2009..................... 1.15% to 1.60%  1,303,483 36.09 to  7.53  26,548     0.00%        31.08% to   30.49%
   2008..................... 1.15% to 1.60%  1,528,898 27.53 to  5.77  23,783     0.00%      (49.66)% to (49.88)%
   2007..................... 1.15% to 1.60%  1,981,504 54.68 to 11.52  59,934     0.00%         5.10% to    4.63%
   2006..................... 1.15% to 1.60%  2,611,132 52.03 to 11.01  75,279     0.00%         1.77% to    1.32%
   2005..................... 1.15% to 1.60%  3,279,000 51.12 to 10.87  94,098     0.00%        11.04% to   10.54%
 Oppenheimer MidCap Fund/
   VA -- Service Shares
   2009..................... 1.45% to 1.95%    215,778 10.76 to  7.89   2,296     0.00%        30.34% to   29.68%
   2008..................... 1.45% to 1.95%    246,430  8.25 to  6.09   2,009     0.00%      (49.95)% to (50.20)%
   2007..................... 1.45% to 1.95%    315,293 16.49 to 12.22   5,144     0.00%         4.49% to    3.96%
   2006..................... 1.45% to 2.30%    387,344 15.78 to 10.67   6,052     0.00%         1.22% to    0.35%
   2005..................... 1.45% to 1.95%    401,902 15.59 to 11.67   6,217     0.00%        16.75% to    9.92%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                EXPENSES AS A                             NET
                                 % OF AVERAGE                            ASSETS
                                NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                                -------------- ---------- -------------- ------- -------------- --------------------
PIMCO Variable Insurance
  Trust
 All Asset Portfolio --
   Advisor Class Shares
   2009........................ 1.45% to 2.20%    965,004 11.35 to 10.95  10,837      6.83%       19.67% to   18.76%
   2008........................ 1.45% to 2.20%  1,019,981  9.48 to  9.22   9,607      5.41%     (17.13)% to (17.76)%
   2007........................ 1.45% to 2.20%  1,328,551 11.44 to 11.22  15,149      7.38%        6.61% to    5.79%
   2006........................ 1.45% to 2.30%    648,529 10.73 to 10.33   6,946      5.24%        3.05% to    2.17%
   2005........................ 1.45% to 2.20%    618,092 10.41 to 10.36   6,434      5.04%        4.14% to    3.61%
 Foreign Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class
   Shares
   2009........................ 1.50% to 1.70%    377,728 14.32 to 14.04   5,351     13.37%       13.86% to   13.63%
   2008........................ 1.50% to 1.70%    442,196 12.57 to 12.36   5,501      3.05%      (3.86)% to  (4.05)%
   2007........................ 1.50% to 1.70%    644,226 13.08 to 12.88   8,347      3.36%        2.06% to    1.85%
   2006........................ 1.50% to 1.70%    764,583 12.81 to 12.65   9,717      4.20%        0.66% to    0.45%
   2005........................ 1.50% to 1.70%    919,440 12.73 to 12.51  11,622      3.15%        3.57% to    3.36%
 High Yield Portfolio --
   Administrative Class
   Shares
   2009........................ 1.45% to 2.55%  8,517,858 13.75 to 10.02 113,504      8.70%       38.23% to   36.69%
   2008........................ 1.45% to 2.55%  7,997,415  9.95 to  7.33  77,572      7.68%     (24.62)% to (25.46)%
   2007........................ 1.45% to 2.45%  6,148,888 13.19 to 10.57  85,408      6.97%        1.99% to    0.95%
   2006........................ 1.45% to 2.30%  7,880,987 12.94 to 10.76 105,639      6.88%        7.50% to    6.58%
   2005........................ 1.45% to 2.30%  7,694,556 13.25 to 10.10  98,601      6.51%        4.86% to    0.99%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2009........................ 1.45% to 2.55%  5,493,956 12.92 to 11.27  75,552      7.32%      (5.77)% to  (6.82)%
   2008........................ 1.45% to 2.55%  5,739,941 13.71 to 12.10  88,048      4.25%       15.60% to   14.31%
   2007........................ 1.45% to 2.55%  6,083,533 11.86 to 10.58  81,485      4.53%        8.15% to    8.82%
   2006........................ 1.45% to 2.30%  4,748,616 10.97 to  9.91  62,943      5.55%      (0.31)% to  (1.17)%
   2005........................ 1.45% to 2.30%  4,370,680 15.01 to 10.03  61,368      4.27%        3.23% to    0.26%
 Low Duration Portfolio --
   Administrative Class
   Shares
   2009........................ 1.45% to 2.55% 24,727,901 11.87 to 11.13 280,887      6.57%       11.68% to   10.43%
   2008........................ 1.45% to 2.55% 18,915,673 10.63 to 10.08 194,038      4.51%      (1.86)% to  (2.96)%
   2007........................ 1.45% to 2.55% 17,920,878 10.83 to 10.39 191,569      4.23%        5.80% to    5.82%
   2006........................ 1.45% to 2.30%  2,044,005 10.24 to 10.14  20,805      4.24%        2.47% to    1.58%
   2005........................ 0.00% to 2.30%    904,878  9.99 to  9.94   9,028      2.45%      (0.09)% to  (0.60)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                             NET
                                  % OF AVERAGE                            ASSETS
                                 NET ASSETS (1)   UNITS      UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                                 -------------- ---------- -------------- ------- -------------- --------------------
 Total Return Portfolio --
   Administrative Class
   Shares
   2009......................... 1.15% to 2.55% 28,509,454 13.69 to 11.93 406,290     6.79%        12.73% to   11.13%
   2008......................... 1.15% to 2.55% 24,894,819 12.14 to 10.73 323,751     5.57%         3.59% to    2.12%
   2007......................... 1.15% to 2.55% 23,041,682 11.72 to 10.51 299,527     4.79%         7.48% to    7.72%
   2006......................... 1.15% to 2.30% 26,585,312 10.91 to 10.13 321,728     5.00%         2.65% to    1.46%
   2005......................... 1.15% to 2.30% 23,356,330 13.09 to  9.98 285,362     4.28%         1.27% to  (0.18)%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2009......................... 1.45% to 2.10%  1,209,561 14.27 to 10.50   6,737     0.00%        49.80% to   48.81%
   2008......................... 1.45% to 2.20%  1,299,162  9.52 to  7.71   4,760     0.15%      (42.76)% to (43.19)%
   2007......................... 1.45% to 2.20%  1,610,228 16.64 to 13.57   9,434     0.07%        16.11% to   15.22%
   2006......................... 1.45% to 2.30%  2,099,071 14.33 to 10.86  10,118     0.00%         4.24% to    3.35%
   2005......................... 1.45% to 2.10%  3,188,196 13.75 to  3.56  15,226     0.00%        14.05% to  (1.00)%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2
   Shares
   2009......................... 1.15% to 1.60%  3,296,237 18.65 to  8.15  40,195     0.66%        45.88% to   45.22%
   2008......................... 1.15% to 1.60%  3,822,849 12.78 to  5.61  32,079     0.23%      (46.78)% to (47.02)%
   2007......................... 1.15% to 1.60%  4,954,536 24.02 to 10.59  77,447     0.35%        18.56% to   18.02%
   2006......................... 1.15% to 1.60%  6,423,326 20.26 to  8.97  85,861     0.13%         3.94% to    3.47%
   2005......................... 1.15% to 1.60%  8,119,602 19.49 to  8.67 106,661     0.24%        10.75% to   10.25%
 Alger Small Cap Growth
   Portfolio -- Class I-2
   Shares
   2009......................... 1.15% to 1.60%  2,946,423 12.31 to  9.37  32,091     0.00%        43.83% to   43.18%
   2008......................... 1.15% to 1.60%  3,365,920  8.56 to  6.54  25,618     0.00%      (47.22)% to (47.46)%
   2007......................... 1.15% to 1.60%  4,556,709 16.22 to 12.45  65,664     0.00%        15.89% to   15.36%
   2006......................... 1.15% to 1.60%  5,906,690 14.00 to 10.79  73,631     0.00%        18.64% to   18.10%
   2005......................... 1.15% to 1.60%  7,118,172 11.80 to  9.14  75,448     0.00%        15.54% to   15.02%
The Prudential Series Fund
 Jennison 20/20 Focus
   Portfolio -- Class II Shares
   2009......................... 1.45% to 2.55%  1,090,971 18.87 to  9.28  19,200     0.00%        55.12% to   53.39%
   2008......................... 1.45% to 2.55%    883,787 12.16 to  6.05   9,979     6.95%      (40.28)% to (40.95)%
   2007......................... 1.45% to 2.55%  2,841,578 20.37 to 10.24  43,190     9.12%         8.51% to    3.60%
   2006......................... 1.45% to 2.30%  2,445,477 18.77 to 11.84  36,309     0.72%        11.97% to   11.00%
   2005......................... 1.45% to 1.95%    446,962 16.76 to 12.28   7,415     0.00%        22.78% to   19.02%
 Jennison Portfolio -- Class II
   Shares
   2009......................... 1.45% to 2.30%    246,625 13.93 to  9.87   2,904     0.28%        40.53% to   39.32%
   2008......................... 1.45% to 2.30%    287,151  9.91 to  7.09   2,331     0.07%      (38.46)% to (38.99)%
   2007......................... 1.45% to 2.30%    252,437 16.11 to 11.61   3,470     0.00%         9.93% to    8.98%
   2006......................... 1.45% to 2.30%    268,285 14.66 to 10.66   3,328     0.00%       (0.10)% to  (0.96)%
   2005......................... 1.45% to 2.30%    243,828 14.67 to  9.16   3,019     0.00%        12.38% to    7.61%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

                                 EXPENSES AS A                            NET
                                  % OF AVERAGE                           ASSETS
                                 NET ASSETS (1)   UNITS     UNIT VALUE    000S   INVESTMENT (2)   TOTAL RETURN (3)
                                 -------------- --------- -------------- ------- -------------- --------------------
 Natural Resources Portfolio --
   Class II Shares
   2009......................... 1.45% to 2.55% 3,326,772 20.81 to 10.12  51,535     13.00%       73.85% to   71.91%
   2008......................... 1.45% to 2.55% 3,104,821 11.97 to  5.89  26,572     14.74%     (53.87)% to (54.38)%
   2007......................... 1.45% to 2.55% 1,779,458 25.95 to 12.90  42,907     23.96%       45.54% to   46.22%
   2006......................... 1.45% to 2.30%   852,359 17.83 to 13.04  15,160      3.04%       19.96% to   18.93%
   2005......................... 1.45% to 1.95%   299,613 14.86 to 14.81   4,449      0.00%       48.61% to   48.10%
 SP International Growth
   Portfolio -- Class II Shares
   2009......................... 1.55% to 1.55%     1,554  9.17 to  9.17      14      0.67%       34.33% to   34.33%
   2008......................... 1.55% to 1.55%     8,967  6.83 to  6.83      61     22.39%     (51.25)% to (51.25)%
   2007......................... 1.55% to 1.55%    11,452 14.01 to 14.01     160     12.30%       17.27% to   17.27%
   2006......................... 1.55% to 1.55%    14,472 11.94 to 11.94     173      0.80%       18.56% to   18.56%
   2005......................... 1.55% to 1.55%     1,902 10.07 to 10.07      19      1.76%       14.01% to   14.01%
 SP Prudential U.S. Emerging
   Growth Portfolio --
   Class II Shares
   2009......................... 1.55% to 1.55%     1,719 12.14 to 12.14      21      0.22%       38.99% to   38.99%
   2008......................... 1.55% to 1.55%     1,855  8.74 to  8.74      16     16.98%     (37.23)% to (37.23)%
   2007......................... 1.55% to 1.55%     1,610 13.92 to 13.92      22     10.07%       14.53% to   14.53%
   2006......................... 1.55% to 1.55%     1,647 12.15 to 12.15      20     13.77%        7.41% to    7.41%
   2005......................... 1.55% to 1.55%     7,938 11.31 to 11.31      90     12.89%       15.66% to   15.66%
The Universal Institutional
  Funds, Inc.
 Equity and Income Portfolio
   -- Class II Shares
   2009......................... 1.45% to 2.55% 1,446,343  8.97 to  8.71  12,783      2.83%       20.71% to   19.37%
   2008......................... 1.45% to 2.55% 1,246,305  7.43 to  7.30   9,170      3.20%     (23.80)% to (24.65)%
   2007......................... 1.45% to 2.55%   729,990  9.76 to  9.68   7,085      0.59%      (3.59)% to  (4.67)%
Van Kampen Life Investment
  Trust
 Capital Growth Portfolio --
   Class II Shares
   2009......................... 1.45% to 2.20%   728,917 12.58 to 10.48   7,696      0.00%       63.24% to   62.00%
   2008......................... 1.45% to 2.20%   768,760  7.71 to  6.47   4,972      0.20%     (49.85)% to (50.24)%
   2007......................... 1.45% to 2.20%   889,144 15.37 to 12.99  11,432      0.00%       14.94% to   14.06%
   2006......................... 1.45% to 2.30% 1,002,002 13.37 to 10.56  11,111      0.00%        1.14% to    0.27%
   2005......................... 1.45% to 2.20%   996,830 13.22 to 10.06  10,793      0.01%       13.69% to    5.38%
 Comstock Portfolio --
   Class II Shares
   2009......................... 1.45% to 2.55% 4,892,907 13.09 to  7.14  55,253      4.31%       26.55% to   25.13%
   2008......................... 1.45% to 2.55% 5,740,584 10.35 to  5.70  51,764      2.74%     (36.73)% to (37.44)%
   2007......................... 1.45% to 2.55% 9,721,170 16.35 to  9.12 131,463      1.56%      (3.75)% to (12.88)%
   2006......................... 1.45% to 2.30% 7,575,129 16.99 to 11.94 111,331      2.41%       14.37% to   13.38%
   2005......................... 1.45% to 2.30% 6,788,043 14.86 to 10.50  87,592      0.95%        5.39% to    1.83%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2009

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

      Consolidated Financial Statements and Financial Statement Schedules

                         Year ended December 31, 2009

    (With Reports of Independent Registered Public Accounting Firm Thereon)

         Genworth Life and Annuity Insurance Company and Subsidiaries

                  Index to Consolidated Financial Statements

                                                                                                       Page
                                                                                                       ----
Financial Statements:
   Report of KPMG LLP, Independent Registered Public Accounting Firm..................................  F-1
   Consolidated Statements of Income for the years ended December 31, 2009, 2008 and 2007.............  F-2
   Consolidated Balance Sheets as of December 31, 2009 and 2008.......................................  F-3
   Consolidated Statements of Changes in Stockholder's Equity for the years ended December 31, 2009,
     2008 and 2007....................................................................................  F-4
   Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.........  F-5
   Notes to Consolidated Financial Statements.........................................................  F-6
   Report of KPMG LLP, Independent Registered Public Accounting Firm, on Financial Statement
     Schedules........................................................................................ F-64
   Schedule I, Summary of investments-other than investments in related parties....................... F-65
   Schedule III, Supplemental Insurance Information................................................... F-66

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2009. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

   As discussed in note 2 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments in 2009.

/s/ KPMG LLP

Richmond, Virginia
April 13, 2010

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income
                             (Amounts in millions)

                                                                               Years ended December 31,
                                     -                                       ----------------------------
                                                                               2009      2008      2007
                                                                             --------  --------  --------
Revenues:
Premiums.................................................................... $  982.4  $1,068.5  $1,063.2
Net investment income.......................................................    644.7     948.3   1,189.9
Net investment gains (losses)...............................................   (315.9)   (936.7)    (91.1)
Policy fees and other income................................................    599.2     607.7     491.3
                                                                             --------  --------  --------
   Total revenues...........................................................  1,910.4   1,687.8   2,653.3
                                                                             --------  --------  --------
Benefits and expenses:
Benefits and other changes in policy reserves...............................  1,032.7   1,138.8   1,105.4
Interest credited...........................................................    339.7     450.7     541.3
Acquisition and operating expenses, net of deferrals........................    247.0     270.2     244.2
Amortization of deferred acquisition costs and intangibles..................    241.0     244.0     151.4
Interest expense............................................................     91.7     168.1     205.1
                                                                             --------  --------  --------
   Total benefits and expenses..............................................  1,952.1   2,271.8   2,247.4
                                                                             --------  --------  --------
Income (loss) before income taxes and equity in net income (loss) of
  unconsolidated subsidiary.................................................    (41.7)   (584.0)    405.9
Provision (benefit) for income taxes........................................    (36.0)   (212.3)    101.3
                                                                             --------  --------  --------
Net income (loss) before equity in net income (loss) of unconsolidated
  subsidiary................................................................     (5.7)   (371.7)    304.6
Equity in net income (loss) of unconsolidated subsidiary....................      4.4     (37.6)     19.1
                                                                             --------  --------  --------
Net income (loss)........................................................... $   (1.3) $ (409.3) $  323.7
                                                                             ========  ========  ========
Supplemental disclosures:
Total other-than-temporary impairments...................................... $ (592.1) $ (820.7) $  (62.4)
Portion of other-than-temporary impairments included in other comprehensive
  income (loss).............................................................    226.6        --        --
                                                                             --------  --------  --------
Net other-than-temporary impairments........................................   (365.5)   (820.7)    (62.4)
Other investment gains (losses).............................................     49.6    (116.0)    (28.7)
                                                                             --------  --------  --------
Total net investment gains (losses)......................................... $ (315.9) $ (936.7) $  (91.1)
                                                                             ========  ========  ========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets
           (Amounts in millions, except share and per share amounts)

                                                                                                December 31,
                                                                                            --------------------
                                                                                               2009       2008
                                                                                            ---------  ---------
Assets
   Investments:
       Fixed maturity securities available-for-sale, at fair value......................... $11,248.8  $10,771.7
       Equity securities available-for-sale, at fair value.................................     101.3       90.0
       Commercial mortgage loans...........................................................   2,363.3    2,704.1
       Policy loans........................................................................     515.7      505.8
       Other invested assets ($297.6 and $338.9 restricted)................................   2,607.4    2,991.8
                                                                                            ---------  ---------
              Total investments............................................................  16,836.5   17,063.4
   Cash and cash equivalents...............................................................   1,279.8    2,120.2
   Accrued investment income...............................................................     152.8      158.7
   Deferred acquisition costs..............................................................   3,180.1    3,294.8
   Intangible assets.......................................................................     491.8      641.5
   Goodwill................................................................................     450.9      450.9
   Reinsurance recoverable.................................................................   8,216.0    8,490.7
   Other assets............................................................................     491.2      648.7
   Separate account assets.................................................................  10,086.3    8,501.9
                                                                                            ---------  ---------
              Total assets................................................................. $41,185.4  $41,370.8
                                                                                            =========  =========
Liabilities and stockholder's equity
   Liabilities:
       Future policy benefits.............................................................. $ 9,885.1  $ 9,936.2
       Policyholder account balances.......................................................  11,362.5   14,017.3
       Liability for policy and contract claims............................................     294.9      280.9
       Unearned premiums...................................................................      17.2       19.2
       Other liabilities ($299.4 and $396.5 restricted)....................................   1,082.3    1,519.5
       Non-recourse funding obligations....................................................   3,543.0    3,555.0
       Deferred income tax liability.......................................................     586.4      323.8
       Separate account liabilities........................................................  10,086.3    8,501.9
                                                                                            ---------  ---------
              Total liabilities............................................................  36,857.7   38,153.8
                                                                                            ---------  ---------
   Commitments and contingencies

   Stockholder's equity:
       Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
         issued and outstanding)...........................................................      25.6       25.6
       Additional paid-in capital..........................................................   4,686.7    4,686.7
                                                                                            ---------  ---------
       Accumulated other comprehensive income (loss):
          Net unrealized investment gains (losses):
              Net unrealized gains (losses) on securities not other-than-
                temporarily impaired.......................................................    (546.7)  (1,649.7)
              Net unrealized gains (losses) on other-than-temporarily impaired
                securities.................................................................    (129.8)        --
                                                                                            ---------  ---------
          Net unrealized investment gains (losses).........................................    (676.5)  (1,649.7)
          Derivatives qualifying as hedges.................................................      12.4       46.1
                                                                                            ---------  ---------
       Total accumulated other comprehensive income (loss).................................    (664.1)  (1,603.6)
       Retained earnings...................................................................     279.5      108.3
                                                                                            ---------  ---------
              Total stockholder's equity...................................................   4,327.7    3,217.0
                                                                                            ---------  ---------
              Total liabilities and stockholder's equity................................... $41,185.4  $41,370.8
                                                                                            =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholder's Equity
                             (Amounts in millions)

                                                                              Accumulated
                                                                  Additional     other                  Total
                                                 Preferred Common  paid-in   comprehensive Retained stockholder's
                                                   stock   stock   capital   income (loss) earnings    equity
                                                 --------- ------ ---------- ------------- -------- -------------
Balances as of December 31, 2006................  $ 110.0  $25.6   $4,025.3    $    22.0   $ 260.8    $ 4,443.7
                                                                                                      ---------
Comprehensive income (loss):
   Net income...................................       --     --         --           --     323.7        323.7
   Net unrealized gains (losses) on investment
     securities.................................       --     --         --       (359.9)       --       (359.9)
   Derivatives qualifying as hedges.............       --     --         --          4.6        --          4.6
                                                                                                      ---------
Total comprehensive income (loss)...............                                                          (31.6)
Redemption of preferred stock...................   (110.0)    --         --           --        --       (110.0)
Dividends and other transactions with
  stockholder...................................       --     --       46.3           --     (62.0)       (15.7)
                                                  -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2007................       --   25.6    4,071.6       (333.3)    522.5      4,286.4
                                                                                                      ---------
Comprehensive income (loss):
   Net loss.....................................       --     --         --           --    (409.3)      (409.3)
   Net unrealized gains (losses) on investment
     securities.................................       --     --         --     (1,311.5)       --     (1,311.5)
   Derivatives qualifying as hedges.............       --     --         --         41.2        --         41.2
                                                                                                      ---------
Total comprehensive income (loss)...............                                                       (1,679.6)
Capital contribution............................       --     --      610.9           --        --        610.9
Other transactions with stockholder.............       --     --        4.2           --      (4.9)        (0.7)
                                                  -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2008................       --   25.6    4,686.7     (1,603.6)    108.3      3,217.0
                                                                                                      ---------
Cumulative effect of change in accounting, net
  of taxes and other adjustments................       --     --         --       (188.4)    188.5          0.1
Comprehensive income (loss):
   Net loss.....................................       --     --         --           --      (1.3)        (1.3)
   Net unrealized gains (losses) on securities
     not other-than-temporarily impaired........       --     --         --      1,143.9        --      1,143.9
   Net unrealized gains (losses) on other-than-
     temporarily impaired securities............       --     --         --         17.7        --         17.7
   Derivatives qualifying as hedges.............       --     --         --        (33.7)       --        (33.7)
                                                                                                      ---------
Total comprehensive income (loss)...............                                                        1,126.6
Other transactions with stockholder.............       --     --         --           --     (16.0)       (16.0)
                                                  -------  -----   --------    ---------   -------    ---------
Balances as of December 31, 2009................  $    --  $25.6   $4,686.7    $  (664.1)  $ 279.5    $ 4,327.7
                                                  =======  =====   ========    =========   =======    =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                             (Amounts in millions)

                                                                                         Years ended December 31,
                                                                                     -------------------------------
                                                                                        2009       2008       2007
                                                                                     ---------  ---------  ---------
Cash flows from operating activities:
   Net income (loss)................................................................ $    (1.3) $  (409.3) $   323.7
   Adjustments to reconcile net income (loss) to net cash from operating activities:
       Net investment losses (gains)................................................     315.9      936.7       91.1
       Equity in net (income) loss of unconsolidated subsidiary.....................      (4.4)      37.6      (19.1)
       Charges assessed to policyholders............................................    (394.2)    (364.3)    (349.5)
       Net increase (decrease) in trading securities and derivative instruments.....    (149.8)     199.8      (94.9)
       Amortization of fixed maturity discounts and premiums........................      60.0       36.7       (7.4)
       Acquisition costs deferred...................................................    (185.6)    (399.9)    (488.3)
       Amortization of deferred acquisition costs and intangibles...................     241.0      244.0      151.4
       Deferred income taxes........................................................    (289.7)    (108.4)     215.7
   Change in certain assets and liabilities:
       Accrued investment income and other assets...................................      43.0     (105.3)    (139.6)
       Insurance reserves...........................................................     699.6      819.2      707.5
       Other liabilities and other policy-related balances..........................      58.9      (96.5)     (48.4)
                                                                                     ---------  ---------  ---------
   Net cash from operating activities...............................................     393.4      790.3      342.2
                                                                                     ---------  ---------  ---------
Cash flows from investing activities:
   Proceeds from maturities and repayments of investments:
       Fixed maturity securities....................................................   1,605.4    1,812.5    2,419.7
       Commercial mortgage loans....................................................     247.2      297.1      505.6
   Proceeds from sales of investments:
       Fixed maturity and equity securities.........................................   1,586.6    1,152.1    1,477.1
   Purchases and originations of investments:
       Fixed maturity and equity securities.........................................  (2,336.2)  (1,305.4)  (4,477.9)
       Commercial mortgage loans....................................................        --      (31.4)    (692.1)
   Other invested assets, net.......................................................    (253.2)  (1,026.0)    (148.2)
   Cash related to transfer of subsidiary to an affiliate...........................        --         --      (27.0)
   Policy loans, net................................................................      (9.9)     (39.0)     (11.2)
                                                                                     ---------  ---------  ---------
   Net cash from investing activities...............................................     839.9      859.9     (954.0)
                                                                                     ---------  ---------  ---------
Cash flows from financing activities:
   Deposits to universal life and investment contracts..............................   1,421.8    3,999.4    4,582.0
   Withdrawals from universal life and investment contracts.........................  (3,448.7)  (4,746.8)  (4,450.9)
   Proceeds from short-term borrowings and other, net...............................     (34.7)     272.8      518.2
   Payments on short-term borrowings................................................        --     (271.8)    (522.4)
   Proceeds from issuance of non-recourse funding obligations.......................        --         --      790.0
   Redemption of non-recourse funding obligations...................................     (12.0)        --         --
   Capital contribution from parent.................................................        --      600.0         --
   Capital contribution to unconsolidated subsidiary................................      (0.1)        --         --
   Redemption of preferred stock....................................................        --         --     (110.0)
   Dividends paid to stockholders...................................................        --         --       (2.5)
                                                                                     ---------  ---------  ---------
   Net cash from financing activities...............................................  (2,073.7)    (146.4)     804.4
                                                                                     ---------  ---------  ---------
   Net change in cash and cash equivalents..........................................    (840.4)   1,503.8      192.6
Cash and cash equivalents at beginning of year......................................   2,120.2      616.4      423.8
                                                                                     ---------  ---------  ---------
Cash and cash equivalents at end of year............................................ $ 1,279.8  $ 2,120.2  $   616.4
                                                                                     =========  =========  =========

          See Accompanying Notes to Consolidated Financial Statements

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                 Years Ended December 31, 2009, 2008 and 2007

(1) Formation and Nature of Business

   (a) Formation

   Genworth Life and Annuity Insurance Company (the "Company," "GLAIC," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). Until March 12, 2007, our preferred shares were owned by an affiliate, Brookfield Life Assurance Company Limited ("BLAC"). On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

   On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged with and into GLAIC. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of the Company. We received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

   Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. AML merged into GLICNY, with GLICNY being the surviving entity.

   On January 1, 2007, we transferred assets of $1,377.2 million, including cash and cash equivalents of $27.0 million and liabilities of $1,091.2 million of AML to GLICNY in exchange for an investment in GLICNY of $334.4 million, representing a 34.5% investment in GLICNY. Additionally, $2.1 million was recorded related to net unrealized investment gains and derivative items in equity related to the transfer. The transfer was recorded at book value as the entities were under common control, and accordingly, the difference of $46.3 million between the book value of AML and the investment in GLICNY was recorded as additional paid-in capital. Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2009 and 2008, the carrying value of our investment in GLICNY was $381.4 million and $219.1 million, respectively, and was included in other invested assets. See note 20 for further discussion of our investment in GLICNY.

   The accompanying condensed consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries which include: Assigned Settlement, Inc., GNWLAAC Real Estate Holding, LLC, Jamestown Life Insurance Company, River Lake Insurance Company ("River Lake I"), River Lake Insurance Company II ("River Lake II"), River Lake Insurance Company III ("River Lake III"), River Lake Insurance Company IV Limited ("River Lake IV"), River Lake Insurance Company V ("River Lake V"), LLC, River Lake Insurance Company VI ("River Lake VI"), River Lake Insurance Company VII ("River Lake VII") and Rivermont Life Insurance Company I ("Rivermont I"). All intercompany accounts and transactions have been eliminated in consolidation.

   (b) Nature of Business

   We have two segments: (i) Protection; and (ii) Retirement Income, formerly known as Retirement Income and Institutional.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are term life insurance, universal life insurance and Medicare supplement insurance.

   Retirement income products include fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. On May 1, 2008, we discontinued the sales of variable life insurance policies, however, we continue to service existing policies. In 2006, we discontinued the sale of structured settlement annuities.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). We also distribute a limited number of products through a direct sales force and defined contribution plan record keepers.

   We also have Corporate and Other activities which include unallocated corporate income and expenses and non-strategic products that are managed outside of our operating segments. Our non-strategic products include our institutional and corporate-owned life insurance products. Institutional products consist of: funding agreements, funding agreements backing notes ("FABNs") and guaranteed investment contracts ("GICs").

   In December 2009, we began reporting our institutional and corporate-owned life insurance products, previously included in our Retirement Income and Protection segments, respectively, in Corporate and Other activities, as they were deemed non-strategic. All prior period amounts have been re-presented.

(2) Summary of Significant Accounting Policies

   Our consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation. Any material subsequent events have been considered for disclosure through April 13, 2010, which is the date the financial statements were issued.

   (a) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due. For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues, but rather as deposits, and are included in liabilities for policyholder account balances.

   (b) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than "AA" or that are backed by a U.S. agency) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

   (c) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. For universal life insurance contracts, charges to contractholder accounts for cost of insurance are recognized as revenue when due. Variable product fees are charged to variable annuity contractholders and variable life insurance policyholders based upon the daily net assets of the contractholder's and policyholder's account values, respectively, and are recognized as revenue when charged. Surrender fees are recognized as income when the contract or policy is surrendered.

   (d) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   As of each balance sheet date, we evaluate securities in an unrealized loss position for other-than-temporary impairments. For debt securities, we consider all available information relevant to the collectability of the security, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. More specifically for mortgage-backed and asset-backed securities, we also utilize performance indicators of the underlying assets including default or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, vintage and other relevant characteristics of the security or underlying assets to develop our estimate of cash flows. Estimating the cash flows expected to be collected is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   Prior to adoption of new accounting guidance related to the recognition and presentation of other-than-temporary impairments on April 1, 2009, we generally recognized an other-than-temporary impairment on debt securities in an unrealized loss position when we did not expect full recovery of value or did not have the intent

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         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)
                 Years Ended December 31, 2009, 2008 and 2007

and ability to hold such securities until they had fully recovered their amortized cost. The recognition of other-than-temporary impairments prior to April 1, 2009 represented the entire difference between the amortized cost and fair value with this difference being recorded in net income (loss) as an adjustment to the amortized cost of the security.

   Beginning on April 1, 2009, we recognize other-than-temporary impairments on debt securities in an unrealized loss position when one of the following circumstances exists:

  . we do not expect full recovery of our amortized cost based on the estimate of cash flows expected to be collected,

  .   we intend to sell a security or

  . it is more likely than not that we will be required to sell a security prior to recovery.

   For other-than-temporary impairments recognized during the period, we present the total other-than-temporary impairments, the portion of other-than-temporary impairments included in other comprehensive income (loss) ("OCI") and the net other-than-temporary impairments as supplemental disclosure presented on the face of our consolidated statements of income.

   Total other-than-temporary impairments are calculated as the difference between the amortized cost and fair value that emerged in the current period. For other-than-temporarily impaired securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, total other-than-temporary impairments are adjusted by the portion of other-than-temporary impairments recognized in OCI ("non-credit"). Net other-than-temporary impairments recorded in net income
(loss) represent the credit loss on the other-than-temporarily impaired securities with the offset recognized as an adjustment to the amortized cost to determine the new amortized cost basis of the securities.

   For securities that were deemed to be other-than-temporarily impaired and a non-credit loss was recorded in OCI, the amount recorded as an unrealized gain
(loss) represents the difference between the current fair value and the new amortized cost for each period presented. The unrealized gain (loss) on an other-than-temporarily impaired security is recorded as a separate component in OCI until the security is sold or until we record an other-than-temporary impairment where we intend to sell the security or will be required to sell the security prior to recovery.

   To estimate the amount of other-than-temporary impairment attributed to credit losses on debt securities where we do not intend to sell the security and it is not more likely than not that we will be required to sell the security prior to recovery, we determine our best estimate of the present value of the cash flows expected to be collected from a security by discounting these cash flows at the current effective yield on the security prior to recording any other-than-temporary impairment. If the present value of the discounted cash flows is lower than the amortized cost of the security, the difference between the present value and amortized cost represents the credit loss associated with the security with the remaining difference between fair value and amortized cost recorded as a non-credit other-than-temporary impairment in OCI.

   The evaluation of other-than-temporary impairments is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows expected to be collected at the individual security level. We regularly monitor our investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charge is recognized in the proper period.

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         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(Continued)
                 Years Ended December 31, 2009, 2008 and 2007


   While the other-than-temporary impairment model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure other-than-temporary impairments based upon the difference between the amortized cost of a security and its fair value.

   (e) Fair Value Measurements

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

  .   Level 1--Quoted prices for identical instruments in active markets.

  . Level 2--Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .   Level 3--Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate or cross currency swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

quotes. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; foreign exchange rates; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities. The liabilities recorded at fair value include derivative and guaranteed minimum withdrawal benefits ("GMWB") liabilities.

   We continually assess the non-performance risk on our liabilities recorded at fair value and will make adjustments in future periods as additional information is obtained that would indicate such an adjustment is necessary to accurately present the fair value measurement in accordance with U.S. GAAP.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   (f) Commercial Mortgage Loans

   Commercial mortgage loans are generally stated at principal amounts outstanding, net of deferred expenses and allowance for loan loss. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

   (g) Securities Lending Activity

   We engage in certain securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities on the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in U.S. and foreign government securities, U.S. government agency securities, asset-backed securities and corporate debt securities, all of which have scheduled maturities of less than three years. As of December 31, 2009 and 2008, the fair value of securities loaned under the securities lending program was $170.6 million and $121.0 million, respectively. As of December 31, 2009 and 2008, the fair value of collateral held under the securities lending program was $175.8 million and $128.0 million, respectively, and the obligation to return collateral of $176.0 million and $128.2 million, respectively, was included in other liabilities in the consolidated balance sheets. We had no non-cash collateral as of December 31, 2009 and 2008.

   (h) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   (i) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization, and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ended December 31, 2009 and 2008, we recorded a charge to DAC as a result of our loss recognition and DAC recoverability testing of $49.0 million and $46.1 million, respectively. For the year ended December 31, 2007, there were no charges to income recorded as a result of our DAC recoverability or loss recognition testing.

   (j) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2009, 2008 and 2007, no charges to income were recorded as a result of our PVFP recoverability or loss recognition testing.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed five years.

   (k) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   For the years ended December 31, 2009, 2008 and 2007, no charges were recorded as a result of our goodwill impairment testing. See note 6 for additional information related to goodwill.

   (l) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   (m) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities; and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of OCI. The ineffective portion of changes in fair value of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried in the consolidated balance sheets at its fair value, and gains and losses that were accumulated in OCI are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in OCI and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in OCI are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried in the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded in the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried in the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on cash flow hedges are reported in net investment gains (losses).

   (n) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life insurance policyholders. We assess mortality and expense risk fees and administration charges on the assets allocated to the separate accounts. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

   (o) Insurance Reserves

   Future Policy Benefits

   We include insurance-type contracts, such as traditional life insurance, in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

   (p) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

reporting period. The estimated liability includes requirements for future payments of: (a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

   (q) Income Taxes

   We determine deferred tax assets and/or liabilities by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled, if there is no change in the law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of General Electric ("GE"). During this period, we were subject to a tax sharing arrangement that allocated taxes on a separate company basis, but provided benefit for current utilization of losses and credits.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we file a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholder's equity since the liability for the contingency is assumed by GNA.

   (r) Variable Interest Entities

   We are involved in certain entities that are considered variable interest entities ("VIEs") as defined under U.S. GAAP, and, accordingly, we evaluate the VIE to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and how those results are absorbed by beneficial interest holders.

   Our primary involvement related to VIEs includes securitization transactions and certain investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We have retained interests in VIEs where we are the servicer and transferor of certain assets that were sold to a newly created VIE. Additionally, for certain securitization transactions, we were the transferor of certain assets that were sold to a newly created VIE but did not retain any beneficial interest in the VIE other than acting as the servicer of the underlying assets.

   We hold investments in certain structures that are considered VIEs. Our investments represent beneficial interests that are primarily in the form of structured securities or alternative investments. Our involvement in these structures typically represent a passive investment in the returns generated by the VIE and typically do not result in having significant influence over the economic performance of the VIE.

   As of December 31, 2009 and 2008, we were not required to consolidate any VIEs where there are third-party beneficial interest holders.

   (s) Accounting Changes

   Fair Value Measurements and Disclosures--Measuring Liabilities At Fair Value

   On October 1, 2009, we adopted new accounting guidance related to measuring liabilities at fair value. This accounting guidance clarified techniques for measuring the fair value of liabilities when quoted market prices for the identical liability are not available. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements and Disclosures--Investments In Certain Entities That Calculate Net Asset Value Per Share

   On October 1, 2009, we adopted new accounting guidance related to fair value measurements and disclosures that provided guidance on the fair value measurement in certain entities that calculate net asset value per share. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles

   On July 1, 2009, we adopted new accounting guidance related to the codification of accounting standards and the hierarchy of U.S. GAAP established by the Financial Accounting Standards Board (the "FASB"). This accounting guidance established two levels of U.S. GAAP, authoritative and nonauthoritative. The FASB Accounting Standards Codification (the "Codification") is the source of authoritative, nongovernmental U.S. GAAP, except for rules and interpretive releases of the U.S. Securities and Exchange Commission ("SEC"), which are also sources of authoritative U.S. GAAP for SEC registrants. All other accounting literature is nonauthoritative. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Subsequent Events

   On June 30, 2009, we adopted new accounting guidance related to accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. This accounting guidance required the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Recognition and Presentation of Other-Than-Temporary Impairments

   On April 1, 2009, we adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. This accounting guidance amended the other-than-temporary impairment guidance for debt securities and modified the presentation and disclosure requirements for other-than-temporary impairment disclosures for debt and equity securities. This accounting guidance also amended the requirement for management to positively assert the ability and intent to hold a debt security to recovery to determine whether an other-than-temporary impairment exists and replaced this provision with the assertion that we do not intend to sell or it is not more likely than not that we will be required to sell a security prior to recovery. Additionally, this accounting guidance modified the presentation of other-than-temporary impairments for certain debt securities to only present the impairment loss in net income (loss) that represents the credit loss associated with the other-than-temporary impairment with the remaining impairment loss being presented in OCI. On April 1, 2009, we recorded a net cumulative effect adjustment of $188.5 million to retained earnings with an offset to accumulated other comprehensive income (loss) of $188.4 million related to the adoption of this new accounting guidance. The following summarizes the components for the cumulative effect adjustment:

                                        Accumulated other
                                          comprehensive                     Total stockholder's
(Amounts in millions)                     income (loss)   Retained earnings       equity
---------------------                   ----------------- ----------------- -------------------
Investment securities..................      $(301.6)          $ 301.6             $  --
Adjustment to DAC......................          3.6              (4.5)             (0.9)
Adjustment to PVFP.....................          5.9              (5.8)              0.1
Adjustment to certain benefit reserves.           --               0.6               0.6
Provision for income taxes.............        103.7            (103.4)              0.3
                                             -------           -------             -----
Net cumulative effect adjustment.......      $(188.4)          $ 188.5             $ 0.1
                                             =======           =======             =====

   Determining Fair Value When the Volume and Level of Activity For the Asset Or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

   On April 1, 2009, we adopted new accounting guidance related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. This accounting guidance provided additional guidance for determining fair value when the volume or level of activity for an asset or liability has significantly decreased and identified circumstances that indicate a transaction is not orderly. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Measurements of Certain Nonfinancial Assets and Liabilities

   On January 1, 2009, we adopted new accounting guidance related to fair value measurements of certain nonfinancial assets and liabilities, such as impairment testing of goodwill and indefinite-lived intangible assets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Disclosures About Derivative Instruments and Hedging Activities

   On January 1, 2009, we adopted new accounting guidance related to disclosures about derivative instruments and hedging activities. This statement required enhanced disclosures about an entity's derivative and hedging activities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Business Combinations

   On January 1, 2009, we adopted new accounting guidance related to business combinations. This accounting guidance established principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Transfers of Financial Assets and Interests In Variable Interest Entities

   On December 31, 2008, we adopted new accounting guidance related to disclosures by public entities about transfers of financial assets and interests in VIEs. This new accounting guidance amends the disclosure requirements regarding transfers of financial assets and involvement in VIEs to require additional disclosures for public entities. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted new accounting guidance related to disclosures about credit derivatives and certain guarantees. This accounting guidance requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Other-Than-Temporary Impairments On Available-For-Sale Securities

   On October 14, 2008, the Office of the Chief Accountant at the SEC, issued a letter to the FASB that stated, given the debt characteristics of hybrid securities, they would not object to the application of a debt impairment model to hybrid investments provided there has been no evidence of deterioration in credit of the issuer. A debt impairment model could be used for filings subsequent to October 14, 2008, until the FASB further addresses the appropriate impairment model. As a result, management began using and will continue to use the debt impairment model as long as there has been no evidence of deterioration in credit of the issuer as of the balance sheet date.

   Other-Than-Temporary Impairments of Certain Structured Securities

   On October 1, 2008, we adopted new accounting guidance related to impairment guidance. This accounting guidance amends the impairment guidance to require all available information be used to produce our best estimate of cash flows rather than relying exclusively upon what a market participant would use to determine the current fair value. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Determining Fair Value When A Market Is Not Active

   On September 30, 2008, we adopted new accounting guidance related to determining the fair value of a financial asset when the market for that asset is not active. The accounting guidance provides guidance and clarification on how management's internal assumptions, observable market information and market quotes are considered in inactive markets. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Fair Value Measurements

   On January 1, 2008, we adopted new accounting guidance related to fair value measurements. This accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of this accounting guidance to allow an entity to delay the application until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the accounting guidance, we will delay the application for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. The adoption of this new accounting guidance did not have a material impact on our consolidated financial statements.

   Fair Value Option For Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted new accounting guidance related to the fair value option for financial assets and financial liabilities. This accounting guidance provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of this new accounting guidance did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the accounting guidance.

   Amendment to Guidance For Offsetting of Amounts Related To Certain Contracts

   On January 1, 2008, we adopted new accounting guidance for offsetting of amounts related to certain contracts. This accounting guidance allows fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. It also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

   Accounting For Uncertainty In Income Taxes

   On January 1, 2007, we adopted new accounting guidance related to accounting for uncertainty in income taxes. This accounting guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of this new accounting guidance on January 1, 2007, the total amount of unrecognized tax benefits was $74.3 million, of which, $53.3 million, if recognized, would affect the effective tax rate.

   Accounting By Insurance Enterprises For DAC In Connection With Modifications Or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted new accounting guidance related to accounting by insurance enterprises for DAC in connection with modifications or exchanges of insurance contracts. This accounting guidance provides

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

guidance on accounting for DAC and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of this new accounting guidance had no impact on our consolidated financial statements.

   (t) Accounting Pronouncements Not Yet Adopted

   In March 2010, the FASB issued new accounting guidance clarifying the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new accounting guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, entities will be required to bifurcate any embedded credit derivative features that no longer qualify under the amended scope exception, or, for certain investments, an entity can elect fair value option and record the entire investment at fair value. This accounting guidance will be effective for us on July 1, 2010. Upon adoption, any changes in the carrying value of impacted items will be recorded directly in retained earnings. We have not yet determined the impact this accounting guidance will have on our consolidated financial statements.

   In January 2010, the FASB issued new accounting guidance to require additional disclosures about purchases, sales, issuances, and settlements in the rollforward of Level 3 fair value measurements. This new accounting guidance will be effective for us on January 1, 2011. We do not expect the adoption of this new accounting guidance to have a material impact on our consolidated financial statements.

   In June 2009, the FASB issued new accounting guidance related to accounting for transfers of financial assets. This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures. This accounting guidance will be effective for us on January 1, 2010 and shall apply to transfers that occur on or after the effective date. The adoption of this accounting guidance did not have a material impact on our consolidated financial statements. However, the elimination of the qualifying special purpose entity concept requires that these entities be considered for consolidation as a result of the new guidance related to VIEs as discussed below.

   In June 2009, the FASB issued new accounting guidance for determining which enterprise, if any, has a controlling financial interest in a VIE and requires additional disclosures about involvement in VIEs. Under this new accounting guidance, the primary beneficiary of a VIE is the enterprise which has the power to direct the activities of a VIE that most significantly impacts the VIE's economic performance and has the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. This accounting guidance will be effective for us on January 1, 2010. Upon adoption of this new accounting guidance, we will be required to consolidate certain VIEs, including previously qualified special-purpose entities and investment structures. We will record a transition adjustment for the impact upon adoption to reflect the difference between the assets and liabilities of the newly consolidated entities and the amounts recorded for our interests in these entities prior to adoption. We anticipate the impact upon adoption of this new accounting guidance will not be material to retained earnings on January 1, 2010, but will increase total assets and total liabilities approximately $100.0 million.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(3) Investments

   (a) Net Investment Income

   Sources of net investment income were as follows for the years ended December 31:

 (Amounts in millions)                                 2009    2008     2007
 ---------------------                                ------  ------  --------
 Fixed maturity securities--taxable.................. $567.0  $773.6  $  928.0
 Commercial mortgage loans...........................  136.7   168.4     183.8
 Equity securities...................................    1.8     3.5       3.9
 Other invested assets...............................  (77.8)  (27.5)     40.7
 Policy loans........................................   31.8    29.7      28.2
 Cash, cash equivalents and short-term investments...    8.8    26.1      30.3
                                                      ------  ------  --------
    Gross investment income before expenses and fees.  668.3   973.8   1,214.9
 Expenses and fees...................................  (23.6)  (25.5)    (25.0)
                                                      ------  ------  --------
    Net investment income............................ $644.7  $948.3  $1,189.9
                                                      ======  ======  ========

   (b) Net Investment Gains (Losses)

   Net investment gains (losses) were as follows for the years ended
December 31:

(Amounts in millions)                                             2009     2008    2007
---------------------                                           -------  -------  ------
Available-for-sale securities:
   Realized gains on sale...................................... $  28.5  $  31.7  $  9.8
   Realized losses on sale.....................................   (70.1)   (56.2)  (30.2)
Impairments:
   Total other-than-temporary impairments......................  (592.1)  (820.7)  (62.4)
   Portion of other-than-temporary impairments included in OCI.   226.6       --      --
                                                                -------  -------  ------
   Net other-than-temporary impairments........................  (365.5)  (820.7)  (62.4)
                                                                -------  -------  ------
Derivative instruments.........................................   112.1    (87.9)   (3.7)
Commercial mortgage loans......................................   (10.3)    (0.5)   (1.9)
Trading securities.............................................    (1.5)     2.6    (2.6)
Other..........................................................    (9.1)    (5.7)   (0.1)
                                                                -------  -------  ------
   Net investments gains (losses).............................. $(315.9) $(936.7) $(91.1)
                                                                =======  =======  ======

   Derivative instruments primarily consist of changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments. See note 4 for additional information on the impact of derivative instruments included in net investment gains (losses).

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we determined that we have the intent to sell the securities or it is more likely than not that we will be required to sell the securities prior to

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

recovery. The aggregate fair value of securities sold at a loss during the years ended December 31, 2009, 2008 and 2007 was $483.0 million, $443.9 million and $1,334.6 million, respectively, which was approximately 87.9%, 88.8% and 97.5%, respectively, of book value.

   The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the year ended December 31:

 (Amounts in millions)                                                   2009
 ---------------------                                                 -------
 Cumulative credit losses, beginning balance.......................... $    --
 Adoption of new accounting guidance related to other-than-temporary
   impairments........................................................   456.2
 Additions:
    Other-than-temporary impairments not previously recognized........    48.7
    Increases related to other-than-temporary impairments previously
      recognized......................................................    86.1
 Reductions:
    Securities sold, paid down or disposed............................  (213.8)
    Securities where there is intent to sell..........................    (3.9)
                                                                       -------
 Cumulative credit losses, ending balance............................. $ 373.3
                                                                       =======

   (c) Unrealized Investment Gains and Losses

   Net unrealized gains and losses on investment securities classified as available-for-sale and other invested assets are reduced by deferred income taxes and adjustments to DAC and PVFP that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) were as follows as of December 31:

(Amounts in millions)                                       2009       2008      2007
---------------------                                    ---------  ---------  -------
Net unrealized gains (losses) on investment securities:
   Fixed maturity securities............................ $(1,080.2) $(2,565.1) $(508.1)
   Equity securities....................................      10.8       (9.6)     3.5
   Restricted other invested assets.....................      (1.7)     (57.6)   (15.3)
   Investment in unconsolidated subsidiary..............     (28.5)    (152.5)   (10.5)
   Other invested assets................................      (0.1)       0.7       --
                                                         ---------  ---------  -------
       Subtotal.........................................  (1,099.7)  (2,784.1)  (530.4)
                                                         ---------  ---------  -------
Adjustments to DAC and PVFP.............................      63.5      311.4     12.3
Deferred income taxes, net..............................     359.7      823.0    179.9
                                                         ---------  ---------  -------
Net unrealized investment gains (losses)................ $  (676.5) $(1,649.7) $(338.2)
                                                         =========  =========  =======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(Amounts in millions)                                                              2009       2008      2007
---------------------                                                           ---------  ---------  -------
Beginning balance.............................................................. $(1,649.7) $  (338.2) $  21.7
Cumulative effect of change in accounting......................................    (188.4)        --       --
Unrealized gains (losses) arising during the period:
   Unrealized gains (losses) on investment securities..........................   1,567.5   (3,097.8)  (673.8)
   Adjustment to DAC...........................................................    (131.8)     150.8     14.8
   Adjustment to PVFP..........................................................    (125.6)     148.3     27.7
   Provision for deferred income taxes.........................................    (420.5)     938.5    219.4
                                                                                ---------  ---------  -------
       Change in unrealized gains (losses) on investment securities............     889.6   (1,860.2)  (411.9)
Reclassification adjustments to net investment (gains) losses, net of deferred
  taxes of $(146.5), $(295.4) and $(28.0)......................................     272.0      548.7     52.0
                                                                                ---------  ---------  -------
Ending balance................................................................. $  (676.5) $(1,649.7) $(338.2)
                                                                                =========  =========  =======

   (d) Fixed Maturity and Equity Securities

   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                  Gross unrealized gains      Gross unrealized losses
                                                --------------------------- --------------------------
                                      Amortized Not other-than- Other-than- Not other-than- Other-than-
                                       cost or    temporarily   temporarily   temporarily   temporarily   Fair
(Amounts in millions)                   cost       impaired      impaired      impaired      impaired     value
---------------------                 --------- --------------- ----------- --------------- ----------- ---------
Fixed maturity securities:
   U.S. government, agencies and
     government-sponsored
     enterprises..................... $   649.7     $ 11.5         $  --       $    (6.7)     $    --   $   654.5
   Government--non-U.S...............     148.9       12.2            --            (6.5)          --       154.6
   U.S. corporate....................   5,551.7      122.9            --          (200.7)          --     5,473.9
   Corporate--non-U.S................   1,616.1       40.4          11.0          (142.3)          --     1,525.2
   Residential mortgage-backed.......   1,555.9       19.2           1.3          (243.3)      (175.7)    1,157.4
   Commercial mortgage-backed........   1,125.5        6.2           0.8          (311.3)       (34.5)      786.7
   Other asset-backed................   1,681.2        5.4            --          (179.1)       (11.0)    1,496.5
                                      ---------     ------         -----       ---------      -------   ---------
       Total fixed maturity
         securities..................  12,329.0      217.8          13.1        (1,089.9)      (221.2)   11,248.8
Equity securities....................      90.5       10.9            --            (0.1)          --       101.3
                                      ---------     ------         -----       ---------      -------   ---------
       Total available-for-sale
         securities.................. $12,419.5     $228.7         $13.1       $(1,090.0)     $(221.2)  $11,350.1
                                      =========     ======         =====       =========      =======   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                                                       Gross      Gross
                                                         Amortized   unrealized unrealized
(Amounts in millions)                                   cost or cost   gains      losses   Fair value
---------------------                                   ------------ ---------- ---------- ----------
Fixed maturity securities:
   U.S. government, agencies and government-sponsored
     entities..........................................  $   158.3     $15.9    $      --  $   174.2
   Government--non-U.S.................................      178.7       3.9        (20.4)     162.2
   U.S. corporate......................................    6,209.1      30.7       (856.5)   5,383.3
   Corporate--non-U.S..................................    1,815.1       3.7       (481.7)   1,337.1
   Residential mortgage-backed.........................    1,688.6      17.1       (427.2)   1,278.5
   Commercial mortgage-backed..........................    1,425.1       5.6       (577.9)     852.8
   Other asset-backed..................................    1,861.9       3.9       (282.2)   1,583.6
                                                         ---------     -----    ---------  ---------
       Total fixed maturity securities.................   13,336.8      80.8     (2,645.9)  10,771.7
Equity securities......................................       99.6       0.9        (10.5)      90.0
                                                         ---------     -----    ---------  ---------
       Total available-for-sale securities.............  $13,436.4     $81.7    $(2,656.4) $10,861.7
                                                         =========     =====    =========  =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2009:

                                                    Less than 12 months               12 months or more
                                              -------------------------------- --------------------------------
                                                           Gross                            Gross
                                                         unrealized Number of             unrealized Number of
(Dollar amounts in millions)                  Fair value   losses   securities Fair value   losses   securities
----------------------------                  ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   U.S. government, agencies and government-
     sponsored enterprises...................  $  319.5   $  (6.1)      30      $    6.2  $    (0.6)      2
   Government--non-U.S.......................        --        --       --          31.8       (6.5)     11
   U.S. corporate............................     781.3     (16.0)     117       1,558.3     (184.7)    256
   Corporate--non-U.S........................     106.7      (4.6)      22         696.3     (137.7)     78
   Residential mortgage-backed...............     248.8    (132.7)     101         508.2     (286.3)    205
   Commercial mortgage-backed................      81.6     (16.3)      29         585.7     (329.5)    193
   Other asset-backed........................     193.6      (0.7)      21         981.2     (189.4)    140
                                               --------   -------      ---      --------  ---------     ---
   Subtotal, fixed maturity securities.......   1,731.5    (176.4)     320       4,367.7   (1,134.7)    885
Equity securities............................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===
% Below cost--fixed maturity securities:
   (less than)20% Below cost.................  $1,569.6   $ (32.1)     232      $3,207.4  $  (237.0)    466
   20-50% Below cost.........................     120.9     (67.7)      41         912.4     (442.9)    228
   (greater than)50% Below cost..............      41.0     (76.6)      47         247.9     (454.8)    191
                                               --------   -------      ---      --------  ---------     ---
   Total fixed maturity securities...........   1,731.5    (176.4)     320       4,367.7   (1,134.7)    885
                                               --------   -------      ---      --------  ---------     ---
% Below cost--equity securities:
   (less than)20% Below cost.................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
   Total equity securities...................        --        --       --            --       (0.1)      1
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===

Investment grade.............................  $1,559.4   $ (50.5)     216      $3,766.1  $  (748.2)    649
Below investment grade.......................     172.1    (125.9)     104         601.6     (386.6)    237
                                               --------   -------      ---      --------  ---------     ---
Total for securities in an unrealized loss
  position...................................  $1,731.5   $(176.4)     320      $4,367.7  $(1,134.8)    886
                                               ========   =======      ===      ========  =========     ===

   The investment securities in an unrealized loss position as of December 31, 2009 consisted of 1,206 securities and accounted for unrealized losses of $1,311.2 million. Of these unrealized losses of $1,311.2 million, 60.9% were investment grade (rated "AAA" through "BBB-") and 20.5% were less than 20% below cost. The securities less than 20% below cost were primarily attributable to widening credit spreads and a depressed market for certain structured mortgage securities. Included in these unrealized losses as of December 31, 2009 was $221.2 million of unrealized losses on other-than-temporarily impaired securities. Of the total unrealized losses on other-than-temporarily impaired securities, $81.8 million have been in an unrealized loss position for more

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

than 12 months. Of the unrealized losses of $1,311.2 million, $954.9 million were related to structured securities and $232.9 million were related to corporate securities primarily in the finance and insurance sector. The remaining amount of $123.4 million was spread evenly across all other sectors. Of the $954.9 million unrealized losses in structured securities, 36.2% were in commercial mortgage-backed securities and 43.9% were in residential mortgage-backed securities with the remainder in other asset-backed securities. Approximately 52.9% of the total unrealized losses in structured securities were on securities that have retained investment grade ratings. Most of these securities have been in an unrealized loss position for 12 months or more. Given the current market conditions and limited trading on these securities, the fair value of these securities has declined due to widening credit spreads and high premiums for illiquidity. We examined the performance of the underlying collateral and developed our estimate of cash flows expected to be collected. In doing so, we identified certain securities where the non-credit portion of other-than-temporary impairments was recorded in OCI. Based on this evaluation, we determined that the unrealized losses on our mortgage-backed and asset-backed securities represented temporary impairments as of December 31, 2009.

   Of the $232.9 million unrealized losses in the finance and insurance sector, most have been in an unrealized loss position for 12 months or more. Most of these securities have retained a credit rating of investment grade. None of these unrealized losses included securities where an other-than-temporary impairment was recorded in OCI. The remaining unrealized losses in our U.S. and non-U.S. corporate securities were evenly distributed across all other major industry types that comprise our corporate bond holdings. Given the current market conditions, including current financial industry events and uncertainty around global economic conditions, the fair value of these securities has declined due to widening credit spreads. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events to develop our conclusion on the amount and timing of the cash flows expected to be collected. A subset of the securities issued by banks and other financial institutions represent investments in financial hybrid securities on which a debt impairment model was employed. Most of these securities retain a credit rating of investment grade. About half of these securities were issued by foreign financial institutions. The fair value of these securities has been impacted by widening credit spreads which reflect current financial industry events including uncertainty surrounding the level and type of government support of European financial institutions, potential capital restructuring of these institutions, the risk that income payments may be deferred and the risk that these institutions could be nationalized. Based on this evaluation, we determined that the unrealized losses on these securities represented temporary impairments as of December 31, 2009.

   Of the investment securities in an unrealized loss position for 12 months or more as of December 31, 2009, 419 securities were 20% or more below cost, of which 169 securities were also below investment grade (rated "BB+" and below) and accounted for unrealized losses of $363.3 million. These securities were primarily structured securities or securities issued by corporations in the finance and insurance sector. Included in this amount are other-than-temporarily impaired securities where the non-credit loss of $47.2 million was recorded in OCI.

   As of December 31, 2009, we expect to recover our amortized cost on the securities included in the chart above and do not intend to sell, or it is not more likely than not that we will be required to sell, these securities prior to recovering our amortized cost.

   Despite the considerable analysis and rigor employed on our structured securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write-downs within our portfolio of mortgage-backed and asset-backed securities. While we expect our investments in corporate securities will continue to perform in accordance with our conclusions about the amount and timing of estimated cash flows, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write-downs within our portfolio of corporate securities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2008:

                                                  Less than 12 months               12 months or more
                                            -------------------------------- --------------------------------
                                                         Gross                            Gross
                                                       unrealized Number of             unrealized Number of
(Dollar amounts in millions)                Fair value   losses   securities Fair value   losses   securities
----------------------------                ---------- ---------- ---------- ---------- ---------- ----------
Description of Securities
Fixed maturity securities:
   Government--non-U.S.....................  $  105.9   $ (14.9)      51      $    8.3  $    (5.5)      12
   U.S. corporate..........................   2,357.5    (264.7)     428       2,115.4     (591.8)     367
   Corporate--non-U.S......................     561.9    (118.3)     148         675.4     (363.4)     109
   Residential mortgage-backed.............     170.3     (36.8)      62         623.7     (389.7)     200
   Commercial mortgage-backed..............     163.1     (38.3)      82         673.0     (540.0)     260
   Other asset-backed......................     171.0     (12.4)      28       1,420.1     (270.1)     130
                                             --------   -------      ---      --------  ---------    -----
   Subtotal, fixed maturity securities.....   3,529.7    (485.4)     799       5,515.9   (2,160.5)   1,078
Equity securities..........................      25.3     (10.1)       3           1.7       (0.4)       4
                                             --------   -------      ---      --------  ---------    -----
Total for securities in an unrealized loss
  position.................................  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                             ========   =======      ===      ========  =========    =====
% Below cost--fixed maturity securities:
   (less than)20% Below cost...............  $3,016.3   $(241.1)     595      $2,957.6  $  (326.2)     436
   20-50% Below cost.......................     494.0    (222.7)     175       2,079.2   (1,030.9)     433
   (greater than)50% Below cost............      19.4     (21.6)      29         479.1     (803.4)     209
                                             --------   -------      ---      --------  ---------    -----
   Total fixed maturity securities.........   3,529.7    (485.4)     799       5,515.9   (2,160.5)   1,078
                                             --------   -------      ---      --------  ---------    -----
% Below cost--equity securities:
   (less than)20% Below cost...............       1.9      (0.4)       1           1.0       (0.2)       1
   20-50% Below cost.......................      23.4      (9.7)       2           0.7       (0.2)       3
                                             --------   -------      ---      --------  ---------    -----
   Total equity securities.................      25.3     (10.1)       3           1.7       (0.4)       4
                                             --------   -------      ---      --------  ---------    -----
Total for securities in an unrealized loss
  position.................................  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                             ========   =======      ===      ========  =========    =====

Investment grade...........................  $3,269.5   $(436.1)     625      $5,251.9  $(2,021.8)     969
Below investment grade.....................     285.5     (59.4)     177         265.7     (139.1)     113
                                             --------   -------      ---      --------  ---------    -----
Total for securities in an unrealized loss
  position.................................  $3,555.0   $(495.5)     802      $5,517.6  $(2,160.9)   1,082
                                             ========   =======      ===      ========  =========    =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The scheduled maturity distribution of fixed maturity securities as of December 31, 2009 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized cost
       (Amounts in millions)                      or cost     Fair value
       ---------------------                   -------------- ----------
       Due one year or less...................   $   335.9    $   341.7
       Due after one year through five years..     2,777.6      2,770.4
       Due after five years through ten years.     1,551.8      1,544.2
       Due after ten years....................     3,301.1      3,151.9
                                                 ---------    ---------
          Subtotal............................     7,966.4      7,808.2
       Residential mortgage-backed............     1,555.9      1,157.4
       Commercial mortgage-backed.............     1,125.5        786.7
       Other asset-backed.....................     1,681.2      1,496.5
                                                 ---------    ---------
          Total...............................   $12,329.0    $11,248.8
                                                 =========    =========

   As of December 31, 2009, $1,398.0 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2009, securities issued by finance and insurance, utilities and energy, and consumer--non-cyclical industry groups represented approximately 26.6%, 21.6% and 10.8% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2009, we did not hold any fixed maturity securities which individually exceeded 10% of stockholder's equity.

   As of December 31, 2009 and 2008, $8.5 million and $8.8 million, respectively, of securities were on deposit with various state government insurance departments in order to comply with relevant insurance regulations.

   (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

                                                                2009                      2008
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Property Type
Office...............................................    $  677.5       28.5%      $  729.4       26.9%
Industrial...........................................       659.1       27.7          709.7       26.2
Retail...............................................       544.5       22.9          711.9       26.3
Hotel................................................       253.8       10.7          254.7        9.4
Apartments...........................................       225.5        9.5          277.0       10.2
Mixed use/other......................................        15.9        0.7           26.6        1.0
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,376.3      100.0%       2,709.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         2.0                       2.2
   Allowance for losses..............................       (15.0)                     (7.4)
                                                         --------                  --------
   Total.............................................    $2,363.3                  $2,704.1
                                                         ========                  ========

                                                                2009                      2008
                                                      ------------------------  ------------------------
(Amounts in millions)                                 Carrying value % of total Carrying value % of total
---------------------                                 -------------- ---------- -------------- ----------
Geographic Region
Pacific..............................................    $  654.1       27.5%      $  690.7       25.5%
South Atlantic.......................................       653.0       27.5          801.5       29.6
Middle Atlantic......................................       291.5       12.3          347.4       12.8
East North Central...................................       240.2       10.1          268.0        9.9
Mountain.............................................       138.4        5.8          171.3        6.3
West North Central...................................       116.4        4.9          128.9        4.8
New England..........................................       115.4        4.9          117.5        4.3
East South Central...................................        90.2        3.8           98.5        3.6
West South Central...................................        77.1        3.2           85.5        3.2
                                                         --------      -----       --------      -----
   Total principal balance...........................     2,376.3      100.0%       2,709.3      100.0%
                                                                       =====                     =====
   Unamortized balance of loan origination fees and
     costs...........................................         2.0                       2.2
   Allowance for losses..............................       (15.0)                     (7.4)
                                                         --------                  --------
   Total.............................................    $2,363.3                  $2,704.1
                                                         ========                  ========

   For the years ended December 31, 2009 and 2008, there were no mortgage originations. As of December 31, 2009 and 2008, our total mortgage holdings secured by real estate in California was $468.2 million and $490.6 million, respectively, which was 19.7% and 18.1%, respectively, of our total mortgage holdings.

   "Impaired" loans are defined by U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to original contractual terms of the loan agreement.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses ($1.9 million as of December 31, 2009) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition (none as of December 31, 2009). There were no impaired loans as of December 31, 2008.

   Average investment in specifically impaired loans was $1.7 million for the year ended December 31, 2009 and there was no interest income recognized on these loans while they were considered impaired. There were no non-income producing commercial mortgage loans as of December 31, 2008 or 2007.

   The following table presents the activity in the allowance for losses during the years ended December 31:

                  (Amounts in millions)      2009  2008  2007
                  ---------------------      ----- ---- -----
                  Balance as of January 1... $ 7.4 $6.9 $ 5.3
                  Provision.................   7.6  0.5   1.9
                  Transfer of AML...........    --   --  (0.3)
                                             ----- ---- -----
                  Balance as of December 31. $15.0 $7.4 $ 6.9
                                             ===== ==== =====

   (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of December 31:

                                                   2009                      2008
                                         ------------------------  ------------------------
(Amounts in millions)                    Carrying value % of total Carrying value % of total
---------------------                    -------------- ---------- -------------- ----------
Short-term investments..................    $1,247.6       47.8%      $  924.5       30.9%
Investment in unconsolidated subsidiary.       381.4       14.7          219.1        7.3
Restricted other invested assets........       297.6       11.4          338.9       11.3
Derivatives.............................       196.8        7.5          620.7       20.7
Securities lending collateral...........       175.8        6.7          128.0        4.3
Limited partnerships....................       153.5        5.9          286.5        9.6
Derivatives counterparty collateral.....       112.0        4.3          384.9       12.9
Trading securities......................        33.5        1.3           62.1        2.1
Other investments.......................         9.2        0.4           27.1        0.9
                                            --------      -----       --------      -----
   Total other invested assets..........    $2,607.4      100.0%      $2,991.8      100.0%
                                            ========      =====       ========      =====

   Restricted other invested assets

   On August 19, 2005, we transferred approximately $499.0 million of investment securities to an affiliated special-purpose entity ("SPE") whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturity securities and the liability equal to the proceeds received upon transfer has been included in other liabilities. Additionally, the investment securities transferred are included in other invested assets and are shown as restricted assets.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   As of December 31, 2009, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized
(Amounts in millions)                       or cost    gains      losses   Fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $269.2      $2.1      $(4.1)     $267.2
U.S. corporate............................    30.1       0.5       (0.2)       30.4
                                            ------      ----      -----      ------
   Total restricted other invested assets.  $299.3      $2.6      $(4.3)     $297.6
                                            ======      ====      =====      ======

   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our restricted other invested assets were as follows:

                                           Amortized   Gross      Gross
                                             cost    unrealized unrealized
(Amounts in millions)                       or cost    gains      losses   Fair value
---------------------                      --------- ---------- ---------- ----------
Fixed maturity securities:
Foreign other.............................  $361.5      $0.9      $(56.3)    $306.1
U.S. corporate............................    35.0       0.9        (3.1)      32.8
                                            ------      ----      ------     ------
   Total restricted other invested assets.  $396.5      $1.8      $(59.4)    $338.9
                                            ======      ====      ======     ======

   Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties. The scheduled maturity distribution of the restricted other invested assets was as follows as of December 31, 2009:

                                                   Amortized
                                                     cost
        (Amounts in millions)                       or cost  Fair value
        ---------------------                      --------- ----------
        Due in one year or less...................  $ 70.7     $ 70.7
        Due after one year through five years.....   116.4      116.9
        Due after five years through ten years....    74.5       74.5
        Due after ten years.......................    37.7       35.5
                                                    ------     ------
           Total restricted other invested assets.  $299.3     $297.6
                                                    ======     ======

   As of December 31, 2009, $54.2 million of our restricted other invested assets were subject to certain call provisions.

   As of December 31, 2009, we did not hold any restricted other invested assets which individually exceeded 10% of stockholder's equity.

(4) Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates, equity prices and other asset and liability prices. We use derivative instruments to mitigate or reduce certain of these risks. We have established policies for managing each of these risks, including prohibition on derivatives market-making and other speculative derivatives activities. These policies require the use of derivative instruments in concert with other

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

techniques to reduce or mitigate these risks. While we use derivatives to mitigate or reduce risks, certain derivatives do not meet the accounting requirements to be designated as hedging instruments and are denoted as "derivatives not designated as hedges" in the following disclosures. For derivatives that meet the accounting requirements to be designated as hedges, the following disclosures for these derivatives are denoted as "derivatives designated as hedges," which include both cash flow and fair value hedges.

   The following table sets forth our positions in derivative instruments as of December 31:

                                                Derivative assets           Derivative liabilities
                                         -------------------------------- ----------------------------
                                             Balance         Fair value      Balance       Fair value
                                              sheet        --------------     sheet       -------------
(Amounts in millions)                     classification    2009    2008  classification   2009   2008
---------------------                    ----------------- ------  ------ --------------  ------ ------
Derivatives designated as hedges
Fair value hedges:
                                          Other invested                      Other
   Interest rate swaps..................      assets       $ 99.9  $178.0  liabilities    $  6.8 $ 19.3
                                                           ------  ------                 ------ ------
   Total fair value hedges..............                     99.9   178.0                    6.8   19.3
                                                           ------  ------                 ------ ------
   Total derivatives designated as
     hedges.............................                     99.9   178.0                    6.8   19.3
                                                           ------  ------                 ------ ------
Derivatives not designated as hedges
                                          Other invested                      Other
Interest rate swaps.....................      assets         34.1   332.4  liabilities      32.2   42.8
                                          Other invested                      Other
Credit default swaps....................      assets          0.7      --  liabilities        --    5.1
                                          Other invested                      Other
Equity index options....................      assets         32.2   104.9  liabilities       2.4     --
                                          Other invested                      Other
Financial futures.......................      assets           --      --  liabilities        --     --
                                          Other invested                      Other
Limited guarantee.......................      assets         29.9     5.4  liabilities        --     --
                                                                          Policyholder
                                           Reinsurance                       account
GMWB embedded derivatives............... recoverable/(1)/    (3.7)   14.9 balances/(2)/    156.6  784.8
                                                           ------  ------                 ------ ------
   Total derivatives not designated as
     hedges.............................                     93.2   457.6                  191.2  832.7
                                                           ------  ------                 ------ ------
   Total derivatives....................                   $193.1  $635.6                 $198.0 $852.0
                                                           ======  ======                 ====== ======

--------
/(1)/Represents the embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents the embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

   The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for derivative counterparty collateral retained by us was recorded in other invested assets with a corresponding amount recorded in other liabilities to represent our obligation to return the collateral retained by us.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The activity associated with derivative instruments can generally be measured by the change in notional value over the periods presented. However, for equity index options, the change between periods is best illustrated by the number of contracts, and for GMWB embedded derivatives, the change between periods is best illustrated by the number of policies. The following tables represent activity associated with derivative instruments as of the dates indicated:

                                                                                  Maturities/
(Notional in millions)                   Measurement  December 31, 2008 Additions terminations December 31, 2009
----------------------                   -----------  ----------------- --------- ------------ -----------------
Derivatives designated as hedges
Fair value hedges:
   Interest rate swaps..................  Notional        $2,228.2      $     --   $  (589.9)      $1,638.3
                                                          --------      --------   ---------       --------
   Total fair value hedges..............                   2,228.2            --      (589.9)       1,638.3
                                                          --------      --------   ---------       --------
   Total derivatives designated as
     hedges.............................                   2,228.2            --      (589.9)       1,638.3
                                                          --------      --------   ---------       --------
Derivatives not designated as hedges
Interest rate swaps.....................  Notional         2,232.0         570.5      (651.5)       2,151.0
Credit default swaps....................  Notional            56.1            --          --           56.1
Financial futures.......................  Notional         1,278.8       4,304.0    (1,278.8)       4,304.0
Limited guarantee.......................  Notional           250.0            --          --          250.0
                                                          --------      --------   ---------       --------
   Total derivatives not designated as
     hedges.............................                   3,816.9       4,874.5    (1,930.3)       6,761.1
                                                          --------      --------   ---------       --------
   Total derivatives....................                  $6,045.1      $4,874.5   $(2,520.2)      $8,399.4
                                                          ========      ========   =========       ========

(Number of contracts or policies)     Measurement  December 31, 2008 Additions Terminations December 31, 2009
---------------------------------     -----------  ----------------- --------- ------------ -----------------
Derivatives not designated as hedges
Equity index options................. Contracts         422,000       595,000    (220,000)       797,000
GMWB embedded derivatives............ Policies           38,069         4,531      (1,289)        41,311

   As a result of rating agency actions taken in April 2009, credit downgrade provisions were triggered in our master swap agreements with certain derivative counterparties and we terminated $883.0 million notional value, of which $812.0 million was replaced or renegotiated. Approximately $125.0 million of notional value remained with counterparties that can be terminated at the option of the derivative counterparty and represented a net fair value asset of $9.8 million as of December 31, 2009.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                   2009   2008   2007
---------------------                                                  ------  ----- -----
Derivatives qualifying as effective accounting hedges as of January 1. $ 46.1  $ 4.9 $ 0.3
Current period increases (decreases) in fair value....................  (33.7)  41.1   4.7
Reclassification to net (income) loss.................................     --    0.1  (0.1)
                                                                       ------  ----- -----
Derivatives qualifying as effective accounting hedges as of
  December 31......................................................... $ 12.4  $46.1 $ 4.9
                                                                       ======  ===== =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Derivatives qualifying as effective accounting hedges contain $11.9 million and $45.7 million, net of taxes, as of December 31, 2009 and 2008, respectively, from our investment in GLICNY. The $11.9 million, net of taxes, recorded in stockholder's equity as of December 31, 2009 is expected to be reclassified to future income through our equity in income of unconsolidated subsidiary. The remaining $0.5 million, net of taxes, is expected to be reclassified to future income, concurrently with and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. No amounts were reclassified to income during the years ended December 31, 2009, 2008 or 2007 in connection with forecasted transactions that were no longer considered probable of occurring.

   Fair Value Hedges

   Certain derivative instruments are designated as fair value hedges. The changes in fair value of these instruments are recorded in net income (loss). In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in net income (loss). We designate and account for the following as fair value hedges when they have met the effectiveness requirements: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) interest rate swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various fair value exposures of investments.

   The following table provides information about the pre-tax income (loss) effects of fair value hedges and related hedged items for the year ended December 31, 2009:

                                            Derivative instrument                                  Hedged item
                       ----------------------------------------------------------------  -------------------------------
                        Gain (loss)   Classification                   Classification     Gain (loss)   Classification
                       recognized in  of gain (loss)    Other impacts     of other       recognized in  of gain (loss)
                        net income    recognized in        to net        impacts to       net income    recognized in
(Amounts in millions)     (loss)     net income (loss)  income (loss) net income (loss)     (loss)     net income (loss)
---------------------  ------------- -----------------  ------------- ------------------ ------------- -----------------
Interest rate swaps                   Net investment                   Net investment                   Net investment
  hedging assets......    $  5.3      gains (losses)        $(8.9)         income            $(5.6)     gains (losses)
Interest rate swaps                   Net investment                                                    Net investment
  hedging liabilities.     (46.6)     gains (losses)         75.3     Interest credited       44.5      gains (losses)
                          ------                            -----                            -----
   Total..............    $(41.3)                           $66.4                            $38.9
                          ======                            =====                            =====

   The difference between the gain (loss) recognized for the derivative instrument and the hedged item presented above represents the net ineffectiveness of the fair value hedging relationships. The other impacts presented above represent the net income (loss) effects of the derivative instruments that are presented in the same location as the income activity from the hedged item. There were no amounts excluded from the measurement of effectiveness.

   For the years ended December 31, 2008 and 2007, the ineffectiveness related to our fair value hedges was immaterial. There were no amounts excluded from the measure of effectiveness in either year.

   Derivatives Not Designated As Hedges

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and replicate characteristics of investments with similar terms and credit risk; and (iii) equity index options, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits. Additionally, we provide GMWBs on certain products that are required to be bifurcated as embedded derivatives.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table provides the pre-tax gain (loss) recognized in net income (loss) for the effects of derivatives not designated as hedges for the years ended December 31:

                                                                   Classification of gain (loss) recognized
(Amounts in millions)                      2009     2008    2007            in net income (loss)
---------------------                    -------  -------  ------  ----------------------------------------
Interest rate swaps..................... $(238.2) $ 312.4  $  1.9       Net investment gains (losses)
Credit default swaps....................     6.5     (6.5)     --       Net investment gains (losses)
Equity index options....................  (114.1)   269.7    21.9       Net investment gains (losses)
Financial futures.......................  (199.7)    83.7    (2.5)      Net investment gains (losses)
Limited guarantee.......................    24.5    (18.5)    8.9       Net investment gains (losses)
GMWB embedded derivatives...............   635.5   (727.5)  (34.7)      Net investment gains (losses)
                                         -------  -------  ------
   Total derivatives not designated as
     hedges............................. $ 114.5  $ (86.7) $ (4.5)
                                         =======  =======  ======

   Derivative Counterparty Credit Risk

   As of December 31, 2009 and 2008, net fair value assets by counterparty totaled $126.0 million and $554.4 million, respectively. As of December 31, 2009 and 2008, net fair value liabilities by counterparty totaled $0.5 million and $0.8 million, respectively. As of December 31, 2009 and 2008, we retained collateral of $112.0 million and $384.9 million, respectively, related to these agreements, including over collateralization of $9.8 million and $30.1 million, respectively, from certain counterparties. As of December 31, 2009 and 2008, we posted no collateral to derivative counterparties.

   All of our master swap agreements contain credit downgrade provisions that allow either party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2009 and 2008, we could have been allowed to claim up to $23.8 million and $199.5 million, respectively, from counterparties and required to disburse up to $0.5 million and $0.8 million, respectively. This represents the net fair value of gains and losses by counterparty, less available collateral held.

   Credit Derivatives

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing securities to replicate characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps and the par value of debt instruments with embedded credit derivatives. If a credit event occurs, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction. For debt instruments with embedded credit derivatives, the security's principal is typically reduced by the net amount of default for any referenced entity defaults.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of December 31:

                                                          2009                        2008
                                               --------------------------- ---------------------------
                                               Notional                    Notional
(Amounts in millions)                           value   Assets Liabilities  value   Assets Liabilities
---------------------                          -------- ------ ----------- -------- ------ -----------
Reference entity credit rating and maturity:
AAA
   Matures after one year through five years..  $ 6.0    $ --      $--      $ 6.0    $--      $0.5
A
   Matures after one year through five years..   16.5     0.1       --       16.5     --       1.4
   Matures after five years through ten years.    5.0      --       --        5.0     --       0.3
BBB
   Matures after one year through five years..   23.6     0.6       --       23.6     --       2.8
   Matures after five years through ten years.    5.0      --       --        5.0     --       0.1
                                                -----    ----      ---      -----    ---      ----
   Total credit default swaps on single name
     reference entities.......................  $56.1    $0.7      $--      $56.1    $--      $5.1
                                                =====    ====      ===      =====    ===      ====

(5) Deferred Acquisition Costs

   The following table presents the activity impacting DAC as of and for the years ended December 31:

(Amounts in millions)                                                2009      2008      2007
---------------------                                              --------  --------  --------
Unamortized balance as of January 1............................... $3,137.3  $2,955.5  $2,668.1
   Costs deferred.................................................    185.6     399.9     488.3
   Amortization, net of interest accretion........................   (203.0)   (202.0)    (97.8)
   Transfer of AML................................................       --        --    (103.1)
   Cumulative effect adjustment/(1)/..............................     (4.5)       --        --
   Reinsurance transactions with an affiliate/(2)/................     35.4     (16.1)       --
                                                                   --------  --------  --------
Unamortized balance as of December 31.............................  3,150.8   3,137.3   2,955.5
   Accumulated effect of net unrealized investment (gains) losses.     29.3     157.5       6.7
                                                                   --------  --------  --------
Balance as of December 31......................................... $3,180.1  $3,294.8  $2,962.2
                                                                   ========  ========  ========

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net unfavorable impact of $0.9 million on DAC.
/(2)/See note 7 for a discussion of reinsurance transactions with an affiliate.

   We regularly review DAC to determine if it is recoverable from future income. Loss recognition testing of our fee-based products in our Retirement Income segment resulted in an increase in amortization of DAC of $49.0 million and $46.1 million in 2009 and 2008, respectively, reflecting unfavorable equity market performance. As of December 31, 2009, we believe all of our other businesses have sufficient future income where the related DAC is recoverable.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


(6) Intangible Assets and Goodwill

   The following table presents our intangible assets as of December 31:

                                                       2009                  2008
                                               --------------------  --------------------
                                                Gross                 Gross
                                               carrying Accumulated  carrying Accumulated
(Amounts in millions)                           amount  amortization  amount  amortization
---------------------                          -------- ------------ -------- ------------
PVFP..........................................  $725.3    $(316.0)   $  850.8   $(290.5)
Capitalized software..........................   159.3     (101.9)      139.5     (89.4)
Deferred sales inducements to contractholders.    42.6      (17.5)       41.6     (10.5)
Other.........................................     2.5       (2.5)        2.5      (2.5)
                                                ------    -------    --------   -------
   Total......................................  $929.7    $(437.9)   $1,034.4   $(392.9)
                                                ======    =======    ========   =======

   Amortization expense related to PVFP, capitalized software and other intangible assets for the years ended December 31, 2009, 2008 and 2007 was $38.0 million, $42.0 million and $53.6 million, respectively. Amortization expense related to deferred sales inducements of $7.0 million, $6.9 million and $1.8 million for the years ended December 31, 2009, 2008 and 2007, respectively, was included in benefits and other changes in policy reserves.

   (a) Present Value of Future Profits

   The following table presents the activity in PVFP as of and for the years ended December 31:

(Amounts in millions)                                               2009    2008    2007
---------------------                                              ------  ------  ------
Unamortized balance as of January 1............................... $406.4  $438.0  $512.6
   Amortization...................................................  (47.8)  (55.9)  (75.2)
   Interest accreted at 5.7%, 5.8% and 5.6%.......................   22.3    24.3    26.5
   Cumulative effect adjustment/(1)/..............................   (5.8)     --      --
   Transfer of AML................................................     --      --   (25.5)
   Amount transferred due to a reinsurance transaction............     --      --    (0.4)
                                                                   ------  ------  ------
Unamortized balance as of December 31.............................  375.1   406.4   438.0
   Accumulated effect of net unrealized investment (gains) losses.   34.2   153.9     5.6
                                                                   ------  ------  ------
Balance as of December 31......................................... $409.3  $560.3  $443.6
                                                                   ======  ======  ======

--------
/(1)/On April 1, 2009, we adopted a new accounting standard related to the recognition of other-than-temporary impairments. The adoption of this standard had a net favorable impact of $0.1 million on PVFP.

   The percentage of the December 31, 2009 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, estimated to be amortized over each of the next five years is as follows:

                                   2010. 8.6%
                                   2011. 8.2%
                                   2012. 6.9%
                                   2013. 5.2%
                                   2014. 4.6%

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Amortization expense for PVFP in future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of business. Similarly, future amortization expense for other intangibles will depend on future acquisitions, dispositions and other business transactions.

   (b) Goodwill

   Our goodwill balance for the Protection segment was $450.9 million as of December 31, 2009 and 2008.

   Goodwill impairment losses

   There were no goodwill impairment charges recorded in 2009, 2008 or 2007. However, continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill.

(7) Reinsurance

   We reinsure a portion of our policy risks to other insurance companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other insurance companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we also have significant concentrations of reinsurance with reinsurers that could have a material impact on our financial position. As of December 31, 2009, approximately 25.8% of our reinsured life insurance was ceded to two other companies.

   As of December 31, 2009, the maximum amount of individual ordinary life insurance normally retained by us on any one individual life policy was $5.0 million.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC substantially all of our in-force blocks of variable annuities and structured settlements, excluding the RetireReady/SM/ Retirement Answer Variable Annuity product for contracts in-force prior to January 1, 2004. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. As of December 31, 2009 and 2008, we had $3.1 billion and $3.0 billion, respectively, in retained assets that were attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies conducted periodically. Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. As of December 31, 2009 and 2008, we had a reinsurance recoverable of $7,193.3 million and $7,389.7 million, respectively associated with UFLIC.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital"), an indirect subsidiary of GE, agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   We also have reinsurance ceded to BLAC. In 2009, we ceded to BLAC $64,274.2 million of term life insurance in a transaction that did not qualify for reinsurance accounting and as such was accounted for under the deposit method of accounting. As part of this reinsurance transaction, we receive a ceding commission of $35.0 million which was accounted for as a deposit liability. In 2009, we ceded to BLAC $2,902.9 million of universal life insurance. As part of this reinsurance transaction, we transferred DAC of $31.4 million. In the fourth quarter of 2008, we ceded to BLAC $11,433.3 of term life insurance and transferred DAC of $16.1 million; however, in 2009, we recaptured all of the term life insurance that had been ceded to BLAC in the fourth quarter of 2008 and the DAC recapture associated with this transaction was $35.4 million. As of December 31, 2009 and 2008, total life insurance ceded to BLAC was $67,177.1 million and $24,846.0 million, respectively.

   We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, as of December 31, 2009, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations.

   The following table sets forth net life insurance in-force as of December 31:

 (Amounts in millions)                      2009         2008         2007
 ---------------------                  -----------  -----------  -----------
 Direct life insurance in-force........ $ 552,476.5  $ 561,124.7  $ 563,131.3
 Amounts assumed from other companies..    97,649.3     90,883.2     80,205.1
 Amounts ceded to other companies/(1)/.  (293,873.7)  (303,820.9)  (226,524.7)
                                        -----------  -----------  -----------
 Net life insurance in-force........... $ 356,252.1  $ 348,187.0  $ 416,811.7
                                        ===========  ===========  ===========
 Percentage of amount assumed to net...        27.4%        26.1%        19.2%
                                        ===========  ===========  ===========

--------
/(1)/Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                                Written                       Earned
                                     ----------------------------  ----------------------------
(Amounts in millions)                  2009      2008      2007      2009      2008      2007
---------------------                --------  --------  --------  --------  --------  --------
Direct.............................. $1,126.9  $1,240.6  $1,267.1  $1,128.8  $1,242.8  $1,269.9
Assumed.............................    172.8     254.3     148.5     172.8     249.3      58.8
Ceded...............................   (338.3)   (438.1)   (375.2)   (319.2)   (423.6)   (265.5)
                                     --------  --------  --------  --------  --------  --------
Net premiums........................ $  961.4  $1,056.8  $1,040.4  $  982.4  $1,068.5  $1,063.2
                                     ========  ========  ========  ========  ========  ========
Percentage of amount assumed to net.                                   17.6%     23.3%      5.5%
                                                                   ========  ========  ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $1,039.1 million, $1,135.4 million and $1,098.5 million during 2009, 2008 and 2007, respectively.

(8) Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                                                 Mortality/
                                                 morbidity  Interest rate
(Amounts in millions)                            assumption  assumption      2009     2008
---------------------                            ---------- -------------  -------- --------
Structured settlements with life contingencies..    /(1)/   4.0% - 9.25%   $5,408.7 $5,459.6
Traditional life insurance contracts............    /(2)/   2.5% - 7.5%     2,348.8  2,245.1
Annuity contracts with life contingencies.......    /(1)/   4.0% - 9.25%    1,993.1  2,092.5
Supplementary contracts with life contingencies.    /(1)/   4.0% - 9.25%       52.9     54.6
Accident and health insurance contracts.........    /(3)/   4.5% - 7.0%        81.6     84.4
                                                                           -------- --------
   Total future policy benefits.................                           $9,885.1 $9,936.2
                                                                           ======== ========

--------
/(1)/Assumptions for limited-payment contracts come from either the United
     States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
/(2)/Principally modifications of the 1965-70 or 1975-80 Select and Ultimate
     Tables, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term Table and (IA) Standard Table 1996 (modified).
/(3)/The 1958 & 1980 Commissioner's Standard Ordinary Tables and the 2000 U.S.
     Annuity Table.

   Assumptions as to persistency are based on company experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

    (Amounts in millions)                                 2009      2008
    ---------------------                               --------- ---------
    FABNs, funding agreements and GICs................. $ 2,638.5 $ 4,328.4
    Annuity contracts..................................   2,320.4   3,240.7
    Structured settlements without life contingencies..   1,377.3   1,441.2
    Supplementary contracts without life contingencies.     240.3     239.7
    Variable universal life insurance contracts........      22.0      25.5
                                                        --------- ---------
       Total investment contracts......................   6,598.5   9,275.5
    Universal life insurance contracts.................   4,764.0   4,741.8
                                                        --------- ---------
       Total policyholder account balances............. $11,362.5 $14,017.3
                                                        ========= =========

   Certain Nontraditional Long-Duration Contracts

   Our variable annuity contracts provide a basic guaranteed minimum death benefit ("GMDB") which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts may

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits, but we also have some GMWBs and guaranteed annuitization benefits.

   As of December 31, 2009 and 2008, our liability associated with certain nontraditional long-duration contracts was approximately $7,120.3 million and $6,253.7 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(Dollar amounts in millions)                                                  2009     2008
----------------------------                                                -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.......... $2,431.8 $3,275.4
   Net amount at risk...................................................... $   98.7 $  764.8
   Average attained age of contractholders.................................       69       69

   Enhanced death benefits (step-up, roll-up, payment protection) account value................................................................. $3,916.6 $1,955.0
   Net amount at risk...................................................... $  511.5 $  750.6
   Average attained age of contractholders.................................       69       69

Account values with living benefit guarantees:
   GMWBs................................................................... $5,100.7 $2,734.7
   Guaranteed annuitization benefits....................................... $  818.8 $1,129.7

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $11.5 million and $31.3 million as of December 31, 2009 and 2008, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2009 and 2008, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $682.9 million and $1,092.2 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

                    (Amounts in millions)    2009     2008
                    ---------------------  -------- --------
                     Balanced funds....... $3,371.5 $2,681.3
                     Equity funds.........  1,420.6    502.3
                     Bond funds...........    852.8    588.8
                     Money market funds...    129.6     72.4
                     Other................    145.0     19.6
                                           -------- --------
                        Total............. $5,919.5 $3,864.4
                                           ======== ========

(9) Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

       (Amounts in millions)                     2009     2008     2007
       ---------------------                   -------  -------  -------
       Balance as of January 1................ $ 280.9  $ 263.1  $ 279.3
       Less reinsurance recoverables..........  (112.0)  (113.6)  (119.4)
                                               -------  -------  -------
          Net balance as of January 1.........   168.9    149.5    159.9
                                               -------  -------  -------
       Amounts related to transfer of AML.....      --       --     (3.2)

       Incurred related to insured events of:
          Current year........................   565.3    365.5    449.2
          Prior years.........................    29.6     36.6    (80.0)
                                               -------  -------  -------
              Total incurred..................   594.9    402.1    369.2
                                               -------  -------  -------
       Paid related to insured events of:
          Current year........................  (548.6)  (345.1)  (309.9)
          Prior years.........................   (45.1)   (37.6)   (66.5)
                                               -------  -------  -------
              Total paid......................  (593.7)  (382.7)  (376.4)
                                               -------  -------  -------
          Net balance as of December 31.......   170.1    168.9    149.5
                                               -------  -------  -------
       Add reinsurance recoverables...........   124.8    112.0    113.6
                                               -------  -------  -------
       Balance as of December 31.............. $ 294.9  $ 280.9  $ 263.1
                                               =======  =======  =======

   As described in note 2, we establish reserves for the ultimate cost of settling claims on reported and unreported insured events that have occurred on or before the respective reporting period. These liabilities are associated primarily with our life and long-term care insurance products and represent our best estimates of the liabilities at the time based on known facts, historical trends of claim payments and other external factors, such as various trends in economic conditions, mortality, morbidity and medical costs.

   For 2009, the increase in the ending liability for policy and contract claims was primarily attributable to our life insurance products from an increase in average policy claim amounts as compared to 2008.

   During 2009, 2008 and 2007, we strengthened (reduced) reserves by $29.6 million, $36.6 million and $(80.0) million, respectively, as a result of changes in estimates related to prior year insured events and the

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

development of information and trends not previously known when establishing the reserves in prior periods. In 2009, we strengthened claim reserves related to our life insurance by $31.6 million from $213.4 million as of December 31, 2008. In 2008, we strengthened claim reserves related to our life insurance by $36.0 million from $187.8 million as of December 31, 2007. Consistent with our reserving methodology, the strengthening includes a reclassification from future policy benefit reserves, which includes a provision for expected claims from policy inception. This provision is reclassified to claim reserves upon commencement of actual claim activity. Additionally, the strengthening includes refinements to our estimated claims reserves for timing, amount and duration of claims associated with observed loss development. For our other businesses, the remaining development related to refinements on both reported and unreported insured events occurring in the prior year as part of our reserving process.

   While the liability for policy and contract claims represents our current best estimates, there may be additional adjustments to these amounts based on information and trends not presently known. Such adjustments, reflecting any variety of new and adverse or favorable trends, could possibly be significant, exceeding the currently recorded reserves by an amount that could be material to our results of operations, financial condition and liquidity.

(10) Non-Recourse Funding Obligations

   We issued non-recourse funding obligations in connection with our capital management strategy related to our term and universal life insurance products.

   The following table sets forth the non-recourse funding obligations (surplus notes) of our wholly-owned, special-purpose consolidated captive insurance subsidiaries as of December 31:

                (Amounts in millions)
                ---------------------
                Issuance                         2009     2008
                --------                       -------- --------
                River Lake I/(1)/, due 2033... $  600.0 $  600.0
                River Lake I/(2)/, due 2033...    500.0    500.0
                River Lake II/(1)/, due 2035..    300.0    300.0
                River Lake II/(2)/, due 2035..    550.0    550.0
                River Lake III/(1)/, due 2036.    500.0    500.0
                River Lake III/(2)/, due 2036.    250.0    250.0
                River Lake IV/(2)/, due 2028..    528.0    540.0
                Rivermont I/(1)/, due 2050....    315.0    315.0
                                               -------- --------
                   Total...................... $3,543.0 $3,555.0
                                               ======== ========

--------
/(1)/Accrual of interest based on one-month LIBOR that resets every 28 days plus a fixed margin. However, in the fourth quarter of 2008, the accrual of interest was based on a fixed rate. Beginning in January 2009, the accrual of interest was based on one-month LIBOR that resets every 28 days plus a fixed margin.
/(2)/Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.

   The floating rate notes have been deposited into a series of trusts that have issued money market or term securities. Both principal and interest payments on the money market and term securities are guaranteed by a third-party insurance company. The holders of the money market or term securities cannot require repayment from us or any of our subsidiaries, other than the River Lake and Rivermont Insurance Companies, as applicable,

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

the direct issuers of the notes. Genworth has provided a limited guarantee to Rivermont I, where under adverse interest rate, mortality or lapse scenarios (or combination thereof), which we consider remote, Genworth may be required to provide additional funds to Rivermont I. We have agreed to indemnify the issuers and the third-party insurer for certain limited costs related to the issuance of these obligations.

   Any payment of principal, including by redemption, or interest on the notes may only be made with the prior approval of the Director of Insurance of the state of South Carolina in accordance with the terms of its licensing orders and in accordance with applicable law, except for non-recourse funding obligations issued by River Lake IV, a Bermuda domiciled insurance company. River Lake IV may repay principal up to 15% of its capital without prior approval. The holders of the notes have no rights to accelerate payment of principal of the notes under any circumstances, including without limitation, for nonpayment or breach of any covenant. Each issuer reserves the right to repay the notes that it has issued at any time, subject to prior regulatory approval. On March 25, 2009, River Lake IV repaid $12.0 million of its total outstanding $40.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments. On March 25, 2010, River Lake IV repaid $6.0 million of its total outstanding $28.0 million Class B Floating Rate Subordinated Notes due May 25, 2028 following an early redemption event, in accordance with the priority of payments.

   Of these obligations, $1.7 billion were guaranteed by third-party financial guaranty insurance companies and the interest rates on these obligations are subject to rate resets triggered by negative rating agency actions on the third-party financial guaranty insurance companies that guarantee these obligations. During 2008, the rates on those $1.7 billion of non-recourse funding obligations were contractually reset to the highest margin to the related underlying index rates.

   The weighted average interest rate on the non-recourse funding obligations as of December 31, 2009 and 2008 was 1.5% and 3.8%, respectively, reflecting the decline in the underlying index rate.

(11) Income Taxes

   The total provision (benefit) for income taxes was as follows for the years ended December 31:

   (Amounts in millions)                            2009     2008     2007
   ---------------------                          -------  -------  -------
   Current federal income tax.................... $ 257.0  $(107.7) $(107.6)
   Deferred federal income tax...................  (289.2)  (101.9)   213.2
                                                  -------  -------  -------
      Total federal income tax...................   (32.2)  (209.6)   105.6
                                                  -------  -------  -------
   Current state income tax......................    (3.3)     3.8     (6.8)
   Deferred state income tax.....................    (0.5)    (6.5)     2.5
                                                  -------  -------  -------
      Total state income tax.....................    (3.8)    (2.7)    (4.3)
                                                  -------  -------  -------
      Total provision (benefit) for income taxes. $ (36.0) $(212.3) $ 101.3
                                                  =======  =======  =======

   The current federal income tax (payable) receivable was $(59.2) million and $160.9 million and the current state income tax receivable (payable) was $6.0 million and $2.9 million as of December 31, 2009 and 2008, respectively, and was included in other assets and other liabilities in the consolidated balance sheets.

   In 2009, we recorded $5.8 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves from our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. In 2008, we recorded $4.2 million in additional paid-in capital as a deemed capital contribution related to the assumption of a liability for tax contingency

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

reserves by our indirect parent, GNA. The contribution was offset by an increase in tax expense resulting in no net impact to total stockholder's equity. In 2007, we recorded $9.1 million in retained earnings as a deemed dividend related to the assumption of a liability for tax contingency reserves from our indirect parent, GNA. The dividend was offset by a decrease in tax expense resulting in no net impact to total stockholder's equity. Additionally, in 2007, we recorded $52.7 million in retained earnings related to deferred taxes on prior year ceding commissions.

   The reconciliation of the federal statutory tax rate to the effective income tax rate was as follows for the years ended December 31:

                                                           2009  2008  2007
                                                           ----  ----  ----
    Statutory U.S. federal income tax rate................ 35.0% 35.0% 35.0%
    Increase (reduction) in rate resulting from:
       State income tax, net of federal income tax effect.  6.0   0.4  (0.3)
       Benefit on tax favored investments................. 42.2   1.0  (8.8)
       Interest on uncertain tax positions................  2.7   0.2  (1.0)
       Other, net.........................................  0.4  (0.2)  0.1
                                                           ----  ----  ----
    Effective rate........................................ 86.3% 36.4% 25.0%
                                                           ====  ====  ====

   The components of the net deferred income tax liability were as follows as of December 31:

      (Amounts in millions)                                2009     2008
      ---------------------                              -------- --------
      Assets:
         Investments.................................... $  108.0 $  183.2
         Net unrealized losses on investment securities.    359.7    823.0
         Accrued expenses...............................      0.6      8.5
         Net operating loss carryforwards...............    454.3    136.0
         Other..........................................     76.3     52.4
                                                         -------- --------
             Total deferred income tax assets...........    998.9  1,203.1
                                                         -------- --------
      Liabilities:
         Insurance reserves.............................    542.2    422.8
         Net unrealized gains on derivatives............      0.2      0.1
         PVFP...........................................    125.2    139.3
         DAC............................................    869.1    876.9
         Other..........................................     48.6     87.8
                                                         -------- --------
             Total deferred income tax liabilities......  1,585.3  1,526.9
                                                         -------- --------
             Net deferred income tax liability.......... $  586.4 $  323.8
                                                         ======== ========

   Based on our analysis, we believe it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable us to realize the remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   Net operating loss ("NOL") carryforwards amounted to $1,298.0 million as of December 31, 2009, and if unused, will expire beginning in 2022.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

      (Amounts in millions)                          2009    2008   2007
      ---------------------                         ------  -----  ------
      Balance as of January 1...................... $ 67.8  $51.0  $ 74.3
      Tax positions related to the current period:
         Gross additions...........................   54.3    1.7     0.5
         Gross reductions..........................   (1.7)  (1.7)     --
      Tax positions related to the prior years:
         Gross additions...........................    0.3   19.8     0.5
         Gross reductions..........................  (12.8)  (2.4)  (24.0)
      Settlements..................................     --   (0.6)   (0.3)
                                                    ------  -----  ------
      Balance as of December 31.................... $107.9  $67.8  $ 51.0
                                                    ======  =====  ======

   The total amount of unrecognized tax benefits was $107.9 million as of December 31, 2009, of which $40.8 million, if recognized, would affect the effective rate on operations.

   We recognize accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended
December 31, 2009, 2008 and 2007, we incurred approximately $(1.8) million, $0.4 million and $(3.4) million, respectively, of interest and penalties. We had approximately $0.9 million and $2.7 million, respectively, of interest and penalties accrued as of December 31, 2009 and 2008.

   We file U.S. federal income tax returns and various state income tax returns. With few exceptions, we are no longer subject to U.S. federal income tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The Internal Revenue Service ("IRS") is currently reviewing our U.S. income tax returns for the 2007 and 2008 tax years. Certain issues from the 2005 and 2006 audit cycle have been timely protested and will be subject to review by the IRS appeals division. For those companies that filed consolidated returns with our former parent, GE, in 2003 and 2004 before Genworth's initial public offering ("IPO") (which included the pre-IPO related transactions), the portion of the GE consolidated return allocated to such companies is still subject to IRS examination. Certain issues from the 2000 through 2004 audit cycle are agreed upon with the IRS appeals division and are in the process of being prepared for review by the Joint Committee of Taxation.

   We believe it is reasonably possible that in 2010, as a result of our open audits and appeals, up to $84.7 million of unrecognized tax benefits related to certain life insurance deductions will be recognized.

(12) Supplemental Cash Flow Information

   Net cash (paid) received for taxes was $(51.3) million, $56.7 million and $213.3 million for the years ended December 31, 2009, 2008 and 2007, respectively. Cash paid for interest related to our non-recourse funding obligations was $72.6 million, $162.4 million and $177.0 million for the years ended December 31, 2009, 2008 and 2007, respectively.

   For a discussion of capital contributions paid to our unconsolidated subsidiary and capital contributions received from our parent, see note 17.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following table details these transactions as well as other non-cash items for the years ended December 31:

(Amounts in millions)                                                  2009   2008  2007
---------------------                                                  ----- -----  ----
Supplemental schedule of non-cash investing and financing activities:
   Capital contribution from parent................................... $  -- $10.9  $ --
   Capital contribution to unconsolidated subsidiary..................  51.7    --    --
   Tax contingencies and other tax related items......................   5.8  (4.2)  9.1
                                                                       ----- -----  ----
   Total non-cash transactions........................................ $57.5 $ 6.7  $9.1
                                                                       ===== =====  ====

(13) Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $171.7 million, $268.8 million and $326.0 million for the years ended December 31, 2009, 2008 and 2007, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $26.7 million, $118.1 million and $115.3 million for the years ended December 31, 2009, 2008 and 2007, respectively.

   We pay Genworth, our ultimate parent, for investment related services. We paid $18.6 million, $20.5 million and $15.7 million to Genworth in 2009, 2008 and 2007, respectively.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, our indirect parent. For the years ended December 31, 2009 and 2008, we incurred no interest expense under this agreement. Interest expense under this agreement was $0.5 million for the year ended December 31, 2007. We pay interest at the cost of funds of GNA, which was 0.2%, 1.5% and 4.4%, for the years ended December 31, 2009, 2008 and 2007, respectively. GNA owed us $0.5 million as of December 31, 2009 and 2008, which was included in other assets in the consolidated balance sheets. During 2009, there were no borrowings. During 2008, we borrowed and then repaid $271.8 million to GNA and as of December 31, 2008, there were no amounts outstanding under this agreement.

   Additionally, we sell investment securities to affiliates in the normal course of business. The sale of securities to affiliates are recorded at fair value with gains recorded in additional paid-in capital as a deemed capital contribution and losses recorded in retained earnings as a deemed dividend. For the years ended December 31, 2009, 2008 and 2007, we recorded $10.2 million, $4.9 million and $50.4 million, respectively, in retained earnings related to losses associated with the sale of securities to affiliates.

(14) Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, securities held as collateral and derivative financial instruments. Other

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

financial assets and liabilities--those not carried at fair value--are discussed below. Apart from certain of our borrowings and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets.

   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Primarily represents short-term investments, limited partnerships accounted for under the cost method and bank loans.

   Borrowings and related instruments. Based on market quotes or comparable market transactions.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or institutional products.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                               2009                             2008
                                                  ------------------------------- --------------------------------
                                                   Notional   Carrying             Notional    Carrying
(Amounts in millions)                               amount     amount  Fair value   amount      amount  Fair value
---------------------                             --------    -------- ---------- --------     -------- ----------
Assets:
   Commercial mortgage loans.....................  $    /(1)/ $2,363.3  $2,291.8   $     /(1)/ $2,704.1  $2,501.2
   Other invested assets.........................       /(1)/  1,298.6   1,305.1         /(1)/    992.9   1,006.6
Liabilities:
   Borrowings and related instruments:...........
       Non-recourse funding obligations/(2)/.....       /(1)/  3,543.0   1,720.8         /(1)/  3,555.0   2,757.0
   Investment contracts..........................       /(1)/  6,598.5   6,885.3         /(1)/  9,275.5   8,340.6
Other firm commitments:
   Commitments to fund limited
     partnerships................................   63.0            --        --    111.4            --        --

--------
/(1)/These financial instruments do not have notional amounts.
/(2)/See note 10.

   Recurring Fair Value Measurements

   We have fixed maturity, equity and trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   For derivative liabilities, we consider the counterparty collateral arrangements and rights of set-off when determining whether any incremental adjustment should be made for our non-performance risk. As a result of these counterparty arrangements, we determined no adjustment for our non-performance risk was required to the derivative liabilities of $41.4 million and $67.2 million as of December 31, 2009 and 2008, respectively.

   For GMWB liabilities recorded at fair value of $156.6 million and $784.8 million as of December 31, 2009 and 2008, respectively, non-performance risk is integrated into the discount rate. The discount rate utilized in our valuation was based on the swap curve, which included the credit risk of an instrument rated "AA" and incorporated the non-performance risk of our GMWB liabilities. The impact of non-performance risk on our GMWB valuation was $1.0 million and $24.8 million as of December 31, 2009 and 2008, respectively, as a result of our discount rate being higher than the U.S. Treasury curve.

   To determine whether the use of the swap curve was the appropriate discount rate to reflect the non-performance risk of the GMWB liabilities, we evaluate the non-performance risk in our liabilities based on a hypothetical exit market transaction as there is no exit market for these types of liabilities. A hypothetical exit market can be viewed as a hypothetical transfer of the liability to another similarly rated insurance company which would closely resemble a reinsurance transaction. Another hypothetical exit market transaction can be viewed as a hypothetical transaction from the perspective of the GMWB policyholder. After considering all relevant factors in assessing whether any additional adjustment to the discount rate for non-performance risk was necessary, including assumptions we expect market participants would utilize in a hypothetical exit market transaction, we determined that no incremental adjustment to the discount rate was necessary for our GMWB liabilities that are recorded at fair value. We believe that a hypothetical exit market participant would use a similar discount rate to value the liabilities and would not incorporate changes in non-performance risk in the discount rate other than the implied credit spread incorporated in the swap curve.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following tables set forth our assets and liabilities that were measured at fair value on a recurring basis as of December 31:

                                                                             2009
                                                            --------------------------------------
(Amounts in millions)                                         Total     Level 1  Level 2   Level 3
---------------------                                       ---------  --------- -------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises.......................... $   654.5  $      -- $  644.3 $   10.2
          Government--non-U.S..............................     154.6         --    154.6       --
          U.S. corporate...................................   5,473.9         --  5,164.8    309.1
          Corporate--non-U.S...............................   1,525.2         --  1,336.6    188.6
          Residential mortgage-backed......................   1,157.4         --    507.8    649.6
          Commercial mortgage-backed.......................     786.7         --     10.8    775.9
          Other asset-backed...............................   1,496.5         --    679.9    816.6
                                                            ---------  --------- -------- --------
          Total fixed maturity securities..................  11,248.8         --  8,498.8  2,750.0
                                                            ---------  --------- -------- --------
       Equity securities...................................     101.3       31.4     64.8      5.1
                                                            ---------  --------- -------- --------
       Other invested assets:
          Trading securities...............................      33.5         --     12.0     21.5
          Restricted other invested assets.................     297.6         --    271.1     26.5
          Derivative assets................................     196.8         --    132.3     64.5
          Securities lending collateral....................     175.8         --    175.8       --
          Derivatives counterparty collateral..............      13.6         --     13.6       --
                                                            ---------  --------- -------- --------
          Total other invested assets......................     717.3         --    604.8    112.5
                                                            ---------  --------- -------- --------
   Reinsurance recoverable/(1)/............................      (3.7)        --       --     (3.7)
   Separate account assets.................................  10,086.3   10,086.3       --       --
                                                            ---------  --------- -------- --------
          Total assets..................................... $22,150.0  $10,117.7 $9,168.4 $2,863.9
                                                            =========  ========= ======== ========
Liabilities
   Policyholder account balances/(2)/...................... $   156.6  $      -- $     -- $  156.6
   Derivative liabilities..................................      41.4         --     38.1      3.3
                                                            ---------  --------- -------- --------
          Total liabilities................................ $   198.0  $      -- $   38.1 $  159.9
                                                            =========  ========= ======== ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities.
/(2)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


                                                                            2008
                                                            ------------------------------------
(Amounts in millions)                                         Total   Level 1  Level 2  Level 3
---------------------                                       --------- -------- -------- --------
Assets
   Investments:
       Fixed maturity securities:
          U.S. government, agencies and government-
            sponsored enterprises.......................... $   174.2 $     -- $  167.2 $    7.0
          Government--non-U.S..............................     162.2       --    143.8     18.4
          U.S. corporate...................................   5,383.3       --  4,346.3  1,037.0
          Corporate--non-U.S...............................   1,337.1       --    895.6    441.5
          Residential mortgage-backed......................   1,278.5       --    447.8    830.7
          Commercial mortgage-backed.......................     852.8       --     36.0    816.8
          Other asset-backed...............................   1,583.6       --    829.4    754.2
                                                            --------- -------- -------- --------
          Total fixed maturity securities..................  10,771.7       --  6,866.1  3,905.6
                                                            --------- -------- -------- --------
       Equity securities...................................      90.0     22.9     12.2     54.9
                                                            --------- -------- -------- --------
       Other invested assets:
          Trading securities...............................      62.1       --     23.6     38.5
          Restricted other invested assets.................     338.9       --    167.1    171.8
          Derivative assets................................     620.7       --    510.4    110.3
          Securities lending collateral....................     128.0       --    128.0       --
          Derivatives counterparty collateral..............     176.3       --    176.3       --
                                                            --------- -------- -------- --------
          Total other invested assets......................   1,326.0       --  1,005.4    320.6
                                                            --------- -------- -------- --------
   Reinsurance recoverable/(1)/............................      14.9       --       --     14.9
   Separate account assets.................................   8,501.9  8,501.9       --       --
                                                            --------- -------- -------- --------
          Total assets/(2)/................................ $20,704.5 $8,524.8 $7,883.7 $4,296.0
                                                            ========= ======== ======== ========
Liabilities
   Policyholder account balances/(3)/...................... $   784.8 $     -- $     -- $  784.8
   Derivative liabilities..................................      67.2       --     67.2       --
                                                            --------- -------- -------- --------
          Total liabilities/(4)/........................... $   852.0 $     -- $   67.2 $  784.8
                                                            ========= ======== ======== ========

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of December 31, 2008 has been revised to include this amount.
/(2)/Total assets have been revised to include the reinsured portion of our
     GMWB liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance. The balance as of December 31, 2008 has been revised to exclude the impact of reinsurance.
/(4)/Total liabilities have been revised to exclude the reinsured portion of our GMWB liabilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following tables present additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of or for the dates indicated:

                                                                                                          Total gains
                                      Total realized and                                                    (losses)
                                       unrealized gains    Purchases,                                     included in
                          Beginning        (losses)          sales                              Ending     net income
           -               balance   -------------------   issuances                           balance       (loss)
                            as of    Included in              and                  Transfer     as of     attributable
                          January 1, net income  Included settlements,  Transfer    out of   December 31,  to assets
(Amounts in millions)        2009      (loss)     in OCI      net      in Level 3  Level 3       2009      still held
---------------------     ---------- ----------- -------- ------------ ---------- ---------  ------------ ------------
Fixed maturity securities:
   U.S. government,
     agencies and
     government-
     sponsored
     enterprises.........  $    7.0    $    --    $ (0.2)   $   3.4      $   --   $      --    $   10.2      $   --
   Government--
     non-U.S.............      18.4         --        --         --          --       (18.4)         --          --
   U.S. corporate........   1,037.0       26.4      92.6     (315.9)       66.9      (597.9)      309.1         1.2
   Corporate--non-U.S....     441.5       (9.4)     55.0      (63.2)      103.8      (339.1)      188.6          --
   Residential mortgage-
     backed..............     830.7       23.6       3.3     (206.3)        2.9        (4.6)      649.6        20.1
   Commercial mortgage-
     backed..............     816.8       (1.4)     94.6      (47.3)       29.0      (115.8)      775.9        (1.5)
   Other asset-backed....     754.2        1.4     171.7     (269.1)      203.3       (44.9)      816.6         4.1
                           --------    -------    ------    -------      ------   ---------    --------      ------
   Total fixed maturity
     securities..........   3,905.6       40.6     417.0     (898.4)      405.9    (1,120.7)    2,750.0        23.9
                           --------    -------    ------    -------      ------   ---------    --------      ------
Equity securities........      54.9       (0.1)      1.9       (0.5)         --       (51.1)        5.1        (0.2)
                           --------    -------    ------    -------      ------   ---------    --------      ------
Other invested assets:
   Trading securities....      38.5        0.9        --      (21.6)        3.7          --        21.5         0.4
   Restricted other
     invested assets.....     171.8       (0.4)     14.2      (52.6)         --      (106.5)       26.5          --
   Derivative assets.....     110.3     (104.5)       --       36.8        21.9          --        64.5       (96.6)
                           --------    -------    ------    -------      ------   ---------    --------      ------
   Total other invested
     assets..............     320.6     (104.0)     14.2      (37.4)       25.6      (106.5)      112.5       (96.2)
                           --------    -------    ------    -------      ------   ---------    --------      ------
Reinsurance
  recoverable/(1)/.......      14.9      (19.3)       --        0.7          --          --        (3.7)      (19.3)
                           --------    -------    ------    -------      ------   ---------    --------      ------
Total Level 3 assets.....  $4,296.0    $ (82.8)   $433.1    $(935.6)     $431.5   $(1,278.3)   $2,863.9      $(91.8)
                           ========    =======    ======    =======      ======   =========    ========      ======

--------
/(1)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of January 1, 2009 has been revised to include this amount.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


                                                                                                            Total gains
                                        Total realized and                                                    (losses)
                                         unrealized gains    Purchases,                                     included in
                            Beginning        (losses)          sales                              Ending     net income
             -               balance   -------------------   issuances                           balance       (loss)
                              as of    Included in              and                  Transfer     as of     attributable
                            January 1, net income  Included settlements,  Transfer    out of   December 31,  to assets
(Amounts in millions)          2008      (loss)     in OCI      net      in Level 3  Level 3       2008      still held
---------------------       ---------- ----------- -------- ------------ ---------- ---------  ------------ ------------
Fixed maturity securities..  $2,044.2    $(618.8)  $(682.8)   $(392.4)    $4,793.8  $(1,238.4)   $3,905.6     $(607.2)
Equity securities..........       5.1        0.8      (0.7)      24.7         25.0         --        54.9          --
Other invested assets/(1)/.     227.2      247.4     (14.8)    (271.7)       231.6      (99.1)      320.6       248.8
Reinsurance
  recoverable/(2)/.........        --         --        --       14.9           --         --        14.9          --
                             --------    -------   -------    -------     --------  ---------    --------     -------
Total Level 3 assets.......  $2,276.5    $(370.6)  $(698.3)   $(624.5)    $5,050.4  $(1,337.5)   $4,296.0     $(358.4)
                             ========    =======   =======    =======     ========  =========    ========     =======

--------
/(1)/Includes certain trading securities, restricted other invested assets and derivatives.
/(2)/Represents embedded derivatives associated with the reinsured portion of our GMWB liabilities. The balance as of December 31, 2008 has been revised to include this amount.

   The following table presents additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the dates indicated:

                                                                                                          Total (gains)
                                       Total realized and                                                     losses
                                       unrealized (gains)    Purchases,                                    included in
                           Beginning         losses            sales                            Ending     net (income)
                            balance   ---------------------  issuances                         balance         loss
                             as of    Included in               and                 Transfer    as of      attributable
                           January 1, net (income) Included settlements,  Transfer   out of  December 31, to liabilities
(Amounts in millions)         2009        loss      in OCI      net      in Level 3 Level 3      2009       still held
---------------------      ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances/(1)/...........   $784.8     $(654.8)     $--       $26.6        $--       $--       $156.6       $(640.7)
Other liabilities/(2)/....       --         4.3       --        (1.0)        --        --          3.3           4.3
                             ------     -------      ---       -----        ---       ---       ------       -------
Total Level 3 liabilities.   $784.8     $(650.5)     $--       $25.6        $--       $--       $159.9       $(636.4)
                             ======     =======      ===       =====        ===       ===       ======       =======

                                                                                                          Total (gains)
                                       Total realized and                                                     losses
                                       unrealized (gains)    Purchases,                                    included in
                           Beginning         losses            sales                            Ending     net (income)
                            balance   ---------------------  issuances                         balance         loss
                             as of    Included in               and                 Transfer    as of      attributable
                           January 1, net (income) Included settlements,  Transfer   out of  December 31, to liabilities
(Amounts in millions)         2008        loss      in OCI      net      in Level 3 Level 3      2008       still held
---------------------      ---------- ------------ -------- ------------ ---------- -------- ------------ --------------
Policyholder account
  balances/(3)/...........   $30.3       $725.1      $--       $29.4        $--       $--       $784.8        $728.1
                             -----       ------      ---       -----        ---       ---       ------        ------
Total Level 3 liabilities.   $30.3       $725.1      $--       $29.4        $--       $--       $784.8        $728.1
                             =====       ======      ===       =====        ===       ===       ======        ======

--------
/(1)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance. The balance as of January 1, 2009 has been revised to exclude the impact of reinsurance.
/(2)/Represents derivative liabilities.
/(3)/Represents embedded derivatives associated with our GMWB liabilities, excluding the impact of reinsurance. The balance as of December 31, 2008 has been revised to exclude the impact of reinsurance.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or OCI within stockholder's equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represents the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance; and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instrument with all remaining changes in the fair value of these embedded derivative instruments being shown separately in the category labeled "included in net (income) loss" in the tables presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, accretion on certain fixed maturity securities, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivatives associated with our GMWB liabilities that existed as of the reporting date, which were recorded in net investment gains (losses).

   Non-Recurring Fair Value Measurements

   We hold investments in bank loans that are recorded at the lower of cost or fair value and are recorded in other invested assets. As of December 31, 2009, no bank loans were recorded at fair value as cost was lower than their respective fair values, and therefore, there were no fair value loss adjustments for the year ended December 31, 2009. As of December 31, 2008, all bank loans were recorded at fair value, which was lower than their respective cost. Accordingly, for the year ended December 31, 2008, we recorded $5.7 million of fair value loss adjustments which were included in net investment gains (losses) in the consolidated statement of income. Fair value for bank loans was determined using inputs based on market observable information and was classified as Level 2.

(15) Non-Controlled Entities

   We have used third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with conduits that are sponsored by third parties.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Total securitized assets were as follows as of December 31:

                   (Amounts in millions)         2009   2008
                   ---------------------        ------ ------
                   Assets secured by:
                   Commercial mortgage loans... $ 83.6 $ 92.3
                   Fixed maturity securities...   53.3   62.9
                   Other receivables...........   71.2   86.8
                                                ------ ------
                      Total securitized assets. $208.1 $242.0
                                                ====== ======

   We evaluated the economic, liquidity and credit risk related to the above Qualified Special Purpose Entities ("QSPEs") and believed that the likelihood was remote that any such arrangements could have had a significant adverse effect on our results of operations, liquidity or financial position. Financial support for certain QSPEs was provided under credit support agreements in which Genworth provided limited recourse for a maximum of $117.4 million of credit losses as of December 31, 2008. Assets with credit support were funded by demand notes that were further enhanced with support provided by a third-party. In 2009, Genworth paid $0.9 million associated with one of these arrangements. The related securitization structure terminated in the fourth quarter of 2009 upon final payments made by the structure. As of December 31, 2009, Genworth has not been required to make any payments under the credit support agreements for the two remaining arrangements. These agreements will remain in place throughout the life of the related entities.

   Sales of securitized assets to QSPEs typically result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2009, 2008 and 2007.

   Amounts recognized in our consolidated financial statements related to our historical securitization activity with QSPEs were as follows as of December 31:

                                              2009       2008
                                           ---------- ----------
                                                Fair       Fair
               (Amounts in millions)       Cost value Cost value
               ---------------------       ---- ----- ---- -----
               Retained interests--assets. $2.0 $5.5  $6.3 $14.5
               Servicing assets...........   --   --    --    --
               Recourse liability.........   --   --    --    --
                                           ---- ----  ---- -----
                  Total................... $2.0 $5.5  $6.3 $14.5
                                           ==== ====  ==== =====

   Retained interests. In certain securitization transactions, we retained an interest in transferred assets. Those interests take various forms and may be subject to credit, prepayment and interest rate risks. When we securitized receivables, we determined the fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions were based on our experience, market trends and anticipated performance related to the particular assets securitized. Our retained interests are reflected as available-for-sale fixed maturity securities.

   Servicing assets. Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   Recourse liability. As described previously, under credit support agreements, we provided recourse for credit losses in special purpose entities. We provided for expected credit losses under these agreements and such amounts approximated fair value.

   As a result of the entities being considered QSPEs, we do not currently evaluate these entities for consolidation. However, these entities will be considered for consolidation as a result of new accounting guidance for consolidation of VIEs. See note 2 for more information related to the new accounting guidance and expected impact upon adoption.

(16) Restrictions on Dividends

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia. Based on statutory results as of December 31, 2009, we are able to distribute $403.3 million in dividends in 2010 without obtaining regulatory approval. Based on statutory results as of December 31, 2009, we estimate our insurance subsidiaries could pay dividends of approximately $7.4 million to us in 2010 without obtaining regulatory approval. However, we do not expect our insurance subsidiaries to pay dividends to us in 2010 at this level as they retain capital for growth and to meet capital requirements.

   There were no common stock dividends declared in 2009, 2008 or 2007.

   In addition to the common stock dividends, we declared and paid preferred stock dividends. Dividends on the Series A Preferred Stock were cumulative and payable semi-annually when, and if, declared by the Board of Directors at an annual rate of 8.0% of the par value. On January 22, 2007, the Board of Directors authorized the redemption of the 110,000 outstanding shares of Series A Preferred Stock for par value of $110.0 million and $2.2 million in accrued dividends on the redeemed shares. On March 12, 2007, we redeemed the remaining outstanding preferred shares for par value of $110.0 million and paid $2.5 million in dividends on the redeemed preferred shares. On April 30, 2007, the issued shares of preferred stock were retired.

(17) Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed or permitted by such authorities. Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholder's equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. Our insurance subsidiaries have no material permitted accounting practices, except for River Lake V, River Lake VI and River Lake
VII. River Lake V and River Lake VII were granted permitted accounting practices from the state of Vermont to carry their reserves on a U.S. GAAP basis. River Lake VI was granted a permitted accounting practice from the state of Delaware to record a portion of the undrawn amount of its existing letter of credit and any additional letters of credit as gross paid-in and contributed surplus, thereby including such amounts in its statutory surplus. The amount of the letters of credit recorded as gross paid-in and contributed surplus is equal to the excess of statutory reserves less the economic reserves.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The tables below include our combined statutory net income (loss) and statutory capital and surplus:

                                                                    Years ended December 31,
                                                                   -------------------------
(Amounts in millions)                                                2009     2008     2007
---------------------                                              -------  -------  -------
GLAIC and our life insurance subsidiaries, excluding captive life reinsurance subsidiaries........................................ $ 260.5  $(245.7) $ 325.1
Captive life reinsurance subsidiaries combined statutory net loss.  (154.2)  (330.2)  (413.3)
                                                                   -------  -------  -------
   Combined statutory net income (loss)........................... $ 106.3  $(575.9) $ (88.2)
                                                                   =======  =======  =======

                                                   As of December 31,
                                                   -----------------
           (Amounts in millions)                     2009      2008
           ---------------------                   --------  --------
           Combined statutory capital and surplus. $1,983.0  $1,971.0

   Statutory net income (loss) from our captive life reinsurance subsidiaries relates to the reinsurance of term and universal life insurance statutory reserves assumed from GLAIC. These reserves are, in turn, funded through the issuance of surplus notes (non-recourse funding obligations) to third parties or secured by a third-party letter of credit. Accordingly, the combined statutory net income (loss) and distributable income of GLAIC and our life insurance subsidiaries are not affected by the statutory net loss of the captives, except to the extent dividends are received from captives. The combined statutory capital and surplus of GLAIC and our life insurance subsidiaries does not include the capital and surplus of our captive life reinsurance subsidiaries of $1,724.9 million and $1,313.5 million as of December 31, 2009 and 2008, respectively. Capital and surplus of our captive life reinsurance subsidiaries, excluding River Lake V, River Lake VI and River Lake VII, includes surplus notes (non-recourse funding obligations) as further described in note 10.

   On February 24, 2009, GLIC delivered to GLICNY a capital contribution of $150.0 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $51.8 million, of which, $51.7 million consisted of securities. On December 30, 2008, GLIC delivered to GLICNY a capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. Accordingly, the portion of the contribution attributable to GLAIC was $10.9 million.

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate and market risk; and (iv) business risk. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, management periodically monitors the RBC level of GLAIC and our subsidiaries. As of December 31, 2009 and 2008, GLAIC and each of our life insurance subsidiaries exceeded the minimum required RBC levels.

(18) Segment Information

   We conduct our operations in two business segments: (1) Protection, which includes term and universal life insurance and Medicare supplement insurance; and (2) Retirement Income, which principally includes fixed and variable deferred and immediate individual annuities and group variable annuities offered through retirement plans. We also have Corporate and Other activities which include income and expenses not allocated to the segments as well as non-strategic products.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   We allocate net investment gains (losses) from Corporate and Other activities to our Protection and Retirement Income segments using an approach based principally upon the investment portfolios established to support each of those segments' products and targeted capital levels.

   We use the same accounting policies and procedures to measure segment income
(loss) and assets as we use to measure our consolidated net income (loss) and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy-related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See note 1 for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2009:

                                                                       Retirement Corporate
(Amounts in millions)                                       Protection   Income   and Other Consolidated
---------------------                                       ---------- ---------- --------- ------------
Premiums................................................... $   933.0  $    49.1  $    0.3   $   982.4
Net investment income......................................     371.7      216.6      56.4       644.7
Net investment gains (losses)..............................    (258.0)      17.7     (75.6)     (315.9)
Policy fees and other income...............................     365.4      160.3      73.5       599.2
                                                            ---------  ---------  --------   ---------
   Total revenues..........................................   1,412.1      443.7      54.6     1,910.4
                                                            ---------  ---------  --------   ---------
Benefits and other changes in policy reserves..............     798.8      233.7       0.2     1,032.7
Interest credited..........................................     222.2       67.2      50.3       339.7
Acquisition and operating expenses, net of deferrals.......     160.9       75.5      10.6       247.0
Amortization of deferred acquisition costs and intangibles.     102.9      134.3       3.8       241.0
Interest expense...........................................      92.5         --      (0.8)       91.7
                                                            ---------  ---------  --------   ---------
   Total benefits and expenses.............................   1,377.3      510.7      64.1     1,952.1
                                                            ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................      34.8      (67.0)     (9.5)      (41.7)
Provision (benefit) for income taxes.......................       7.6      (35.9)     (7.7)      (36.0)
                                                            ---------  ---------  --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................      27.2      (31.1)     (1.8)       (5.7)
Equity in net income (loss) of unconsolidated subsidiary...        --         --       4.4         4.4
                                                            ---------  ---------  --------   ---------
Net income (loss).......................................... $    27.2  $   (31.1) $    2.6   $    (1.3)
                                                            =========  =========  ========   =========

Total assets............................................... $15,299.1  $22,404.9  $3,481.4   $41,185.4
                                                            =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2008:

                                                                       Retirement Corporate
(Amounts in millions)                                       Protection   Income   and Other Consolidated
---------------------                                       ---------- ---------- --------- ------------
Premiums................................................... $   919.9  $   148.2  $    0.4   $ 1,068.5
Net investment income......................................     522.0      245.8     180.5       948.3
Net investment gains (losses)..............................    (424.9)    (154.1)   (357.7)     (936.7)
Policy fees and other income...............................     345.1      167.7      94.9       607.7
                                                            ---------  ---------  --------   ---------
   Total revenues..........................................   1,362.1      407.6     (81.9)    1,687.8
                                                            ---------  ---------  --------   ---------
Benefits and other changes in policy reserves..............     773.4      365.2       0.2     1,138.8
Interest credited..........................................     219.2       77.1     154.4       450.7
Acquisition and operating expenses, net of deferrals.......     163.2       85.7      21.3       270.2
Amortization of deferred acquisition costs and intangibles.     116.4      124.2       3.4       244.0
Interest expense...........................................     168.1         --        --       168.1
                                                            ---------  ---------  --------   ---------
   Total benefits and expenses.............................   1,440.3      652.2     179.3     2,271.8
                                                            ---------  ---------  --------   ---------
Income (loss) before income taxes and equity in net income
  (loss) of unconsolidated subsidiary......................     (78.2)    (244.6)   (261.2)     (584.0)
Provision (benefit) for income taxes.......................     (26.5)     (91.8)    (94.0)     (212.3)
                                                            ---------  ---------  --------   ---------
Income (loss) before equity in net income (loss) of
  unconsolidated subsidiary................................     (51.7)    (152.8)   (167.2)     (371.7)
Equity in net income (loss) of unconsolidated subsidiary...        --         --     (37.6)      (37.6)
                                                            ---------  ---------  --------   ---------
Net income (loss).......................................... $   (51.7) $  (152.8) $ (204.8)  $  (409.3)
                                                            =========  =========  ========   =========

Total assets............................................... $14,926.2  $21,357.2  $5,087.4   $41,370.8
                                                            =========  =========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007


   The following is a summary of our segments and Corporate and Other activities as of the year ended December 31, 2007:

                                                                        Retirement Corporate
(Amounts in millions)                                        Protection   Income   and Other Consolidated
---------------------                                        ---------- ---------- --------- ------------
Premiums....................................................  $  891.5    $171.3    $  0.4     $1,063.2
Net investment income.......................................     609.3     305.9     274.7      1,189.9
Net investment gains (losses)...............................     (26.6)    (30.1)    (34.4)       (91.1)
Policy fees and other income................................     346.6     144.5       0.2        491.3
                                                              --------    ------    ------     --------
   Total revenues...........................................   1,820.8     591.6     240.9      2,653.3
                                                              --------    ------    ------     --------
Benefits and other changes in policy reserves...............     780.5     324.8       0.1      1,105.4
Interest credited...........................................     217.4      90.9     233.0        541.3
Acquisition and operating expenses, net of deferrals........     145.6      75.6      23.0        244.2
Amortization of deferred acquisition costs and intangibles..     106.8      43.3       1.3        151.4
Interest expense............................................     204.6        --       0.5        205.1
                                                              --------    ------    ------     --------
   Total benefits and expenses..............................   1,454.9     534.6     257.9      2,247.4
                                                              --------    ------    ------     --------
Income before income taxes and equity in net income of
  unconsolidated subsidiary.................................     365.9      57.0     (17.0)       405.9
Provision (benefit) for income taxes........................     125.7     (18.9)     (5.5)       101.3
                                                              --------    ------    ------     --------
Income (loss) before equity in net income of unconsolidated
  subsidiary................................................     240.2      75.9     (11.5)       304.6
                                                              --------    ------    ------     --------
Equity in net income of unconsolidated subsidiary...........        --        --      19.1         19.1
                                                              --------    ------    ------     --------
Net income..................................................  $  240.2    $ 75.9    $  7.6     $  323.7
                                                              ========    ======    ======     ========

(19) Commitments and Contingencies

   (a) Litigation

   We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict, nor to determine the ultimate outcomes of all pending investigations and legal proceedings, nor to provide reasonable ranges of potential losses.

   (b) Commitments

   As of December 31, 2009, we were committed to fund $63.0 million in limited partnership investments.

   In December 2007, GLAIC entered into a $550.0 million Letter of Credit and Reimbursement Agreement (the "LOC Agreement") as guarantor with River Lake V, a direct subsidiary, and a third-party bank that served as the administrative agent. Genworth, our ultimate parent, guaranteed the complete and timely performance of all

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2009, 2008 and 2007

of River Lake V's obligations under the LOC Agreement, which was terminated on September 11, 2008. It was replaced with letters of credit issued by other third-party banks that required Genworth to provide parental support under certain circumstances in an amount up to $100.0 million. After the downgrade of its holding company, Genworth fully satisfied this obligation in December 2008. Therefore, there was no outstanding commitment as of December 31, 2009.

   On April 7, 2009, GLAIC entered into a reinsurance treaty with River Lake VII, a subsidiary of GLAIC, effective January 1, 2009 (the "Reinsurance Treaty I"). In conjunction with the Reinsurance Treaty I, on April 7, 2009, River Lake VII delivered to GLAIC a $580.0 million conditional letter of credit issued by a third-party bank.

   On December 30, 2008, GLAIC entered into a reinsurance treaty with River Lake VI, a subsidiary of GLAIC, effective October 1, 2008 (the "Reinsurance Treaty"). In conjunction with the Reinsurance Treaty, on December 30, 2008, River Lake VI delivered to GLAIC a $200.0 million conditional letter of credit issued by a third-party bank.

   (c) Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $274.1 million as of December 31, 2009.

(20) Investment in Unconsolidated Subsidiary

   Our investment in GLICNY is recorded under the equity method of accounting. As of December 31, 2009 and 2008, the carrying value of our investment in GLICNY was $381.4 million and $219.1 million, respectively, and was included in other invested assets.

   The tables below provide summarized financial information for GLICNY as of or for the years ended December 31:

                                        Years ended December 31,
                                        ----------------------
                 (Amounts in millions)   2009      2008    2007
                 ---------------------  ------   -------  ------
                 Net investment income. $298.4   $ 314.1  $301.4
                 Total revenues........ $411.1   $ 325.0  $511.3
                 Net income (loss)..... $ 12.8   $(108.9) $ 54.4

                                             As of December 31,
                                             -----------------
                 (Amounts in millions)         2009      2008
                 ---------------------       --------  --------
                 Total assets............... $9,686.7  $9,128.0
                 Total liabilities.......... $8,581.1  $8,493.1
                 Total stockholders' equity. $1,105.6  $  634.9

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under date of April 13, 2010, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2009 and 2008, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2009, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in note 2 to the consolidated financial statements, the Company changed its method of accounting for other-than-temporary impairments in 2009.

/s/ KPMG LLP

Richmond, Virginia
April 13, 2010

                                  Schedule I

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

       Summary of investments--other than investments in related parties
                             (Amounts in millions)

   As of December 31, 2009, the amortized cost or cost, fair value and carrying value of our invested assets were as follows:

                                                      Amortized
                                                       cost or             Carrying
Type of Investment                                      cost    Fair value  value
------------------                                    --------- ---------- ---------
Fixed maturity securities:
   Bonds:
       U.S. government, agencies and authorities..... $   649.7 $   654.5  $   654.5
       Government--non-U.S...........................     148.9     154.6      154.6
       Public utilities..............................     747.3     758.1      758.1
       All other corporate bonds.....................  10,535.9   9,430.5    9,430.5
                                                      --------- ---------  ---------
          Total fixed maturity securities............  12,081.8  10,997.7   10,997.7
Equity securities....................................      90.5     101.3      101.3
Commercial mortgage loans............................   2,363.3     xxxxx    2,363.3
Policy loans.........................................     515.7     xxxxx      515.7
Other invested assets/(1)/...........................   2,261.1     xxxxx    2,226.0
                                                      --------- ---------  ---------
          Total investments.......................... $17,312.4     xxxxx  $16,204.0
                                                      ========= =========  =========

--------
/(1)/The amount shown in the consolidated balance sheet for other invested assets differs from amortized cost or cost presented, as other invested assets include certain assets with a carrying amount that differs from amortized cost or cost.

   See Accompanying Report of Independent Registered Public Accounting Firm

                                 Schedule III

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                      Supplemental Insurance Information
                             (Amounts in millions)

                         Deferred                 Policyholder  Liability for
                        Acquisition Future Policy   Account      Policy and    Unearned
Segment                    Costs      Benefits      Balances   Contract Claims Premiums
-------                 ----------- ------------- ------------ --------------- --------
December 31, 2009
   Protection..........  $2,698.2     $2,430.5     $ 4,901.6       $283.1       $17.2
   Retirement Income...     477.6      7,454.6       3,822.4         11.8          --
   Corporate and Other.       4.3           --       2,638.5           --          --
                         --------     --------     ---------       ------       -----
       Total...........  $3,180.1     $9,885.1     $11,362.5       $294.9       $17.2
                         ========     ========     =========       ======       =====
December 31, 2008
   Protection..........  $2,675.1     $2,329.6     $ 4,865.8       $264.8       $19.2
   Retirement Income...     611.7      7,606.6       4,823.1         16.1          --
   Corporate and Other.       8.0           --       4,328.4           --          --
                         --------     --------     ---------       ------       -----
       Total...........  $3,294.8     $9,936.2     $14,017.3       $280.9       $19.2
                         ========     ========     =========       ======       =====

                                                Interest                   Amortization
                                              Credited and    Acquisition  of Deferred
                                    Net       Benefits and   and Operating Acquisition
                        Premium  Investment Other Changes in Expenses, Net  Costs and   Premiums
Segment                 Revenue    Income   Policy Reserves  of Deferrals  Intangibles  Written
-------                 -------- ---------- ---------------- ------------- ------------ --------
December 31, 2009
   Protection.......... $  933.0  $  371.7      $1,021.0        $160.9        $102.9    $  912.0
   Retirement Income...     49.1     216.6         300.9          75.5         134.3        49.1
   Corporate and Other.      0.3      56.4          50.5          10.6           3.8         0.3
                        --------  --------      --------        ------        ------    --------
       Total........... $  982.4  $  644.7      $1,372.4        $247.0        $241.0    $  961.4
                        ========  ========      ========        ======        ======    ========
December 31, 2008
   Protection.......... $  919.9  $  522.0      $  992.6        $163.2        $116.4    $  908.2
   Retirement Income...    148.2     245.8         442.3          85.7         124.2       148.2
   Corporate and Other.      0.4     180.5         154.6          21.3           3.4         0.4
                        --------  --------      --------        ------        ------    --------
       Total........... $1,068.5  $  948.3      $1,589.5        $270.2        $244.0    $1,056.8
                        ========  ========      ========        ======        ======    ========
December 31, 2007
   Protection.......... $  891.5  $  609.3      $  997.9        $145.6        $106.8    $  868.8
   Retirement Income...    171.3     305.9         415.7          75.6          43.3       171.2
   Corporate and Other.      0.4     274.7         233.1          23.0           1.3         0.4
                        --------  --------      --------        ------        ------    --------
       Total........... $1,063.2  $1,189.9      $1,646.7        $244.2        $151.4    $1,040.4
                        ========  ========      ========        ======        ======    ========

   See Accompanying Report of Independent Registered Public Accounting Firm